UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.9%
Financials - 21.6%
Banks - 7.5%
Aozora Bank Ltd.	1,914,000	$6,292,843
Banca Popolare di Milano Scarl (a)	856,150	766,483
Bank Hapoalim BM	2,341,940	13,527,001
Bank of Georgia Holdings PLC	29,290	1,177,861
Bank of Montreal	107,900	7,946,003
Bank of Queensland Ltd.	58,845	676,255
Chiba Bank Ltd. (The)	155,000	1,094,751
Danske Bank A/S	1,260,550	35,633,847
DGB Financial Group, Inc.	64,470	965,466
Hang Seng Bank Ltd.	1,152,200	18,859,411
KBC Groep NV (a)	369,750	20,114,811
Liberbank SA (a)	799,210	764,622
Lloyds Banking Group PLC (a)	26,607,745	33,820,361
Mitsubishi UFJ Financial Group, Inc.	4,723,900	28,998,672
Resona Holdings, Inc.	3,347,900	19,509,331
Royal Bank of Scotland Group PLC (a)	10,985	61,739
Seven Bank Ltd.	1,943,000	7,945,234
Societe Generale SA	675,700	35,435,508
SpareBank 1 SR Bank ASA	155,540	1,515,119
Sumitomo Mitsui Financial Group, Inc.	268,100	11,248,641
Toronto-Dominion Bank (The)	237,470	12,224,570
UniCredit SpA	4,829,730	40,383,169
Unione di Banche Italiane SCpA	55,560	480,098
Westpac Banking Corp.	131,671	4,211,643

		303,653,439

Capital Markets - 2.2%
3i Group PLC	163,740	1,125,302
Daiwa Securities Group, Inc.	2,917,000	25,273,681
Deutsche Bank AG (REG)	666,025	23,407,432
GAM Holding AG (a)	61,190	1,164,638
UBS AG (REG) (a)	2,169,217	39,771,507

		90,742,560

Consumer Finance - 0.1%
Aeon Thana Sinsap Thailand PCL	189,600	592,956
Credito Real SAB de CV	261,610	585,792
International Personal Finance PLC	84,910	852,781

		2,031,529

Diversified Financial Services - 1.6%
Cerved Information Solutions SpA (a)	1,824,690	12,342,830
Chailease Holding Co., Ltd.	369,600	929,612
Challenger Ltd./Australia	361,450	2,535,449
IG Group Holdings PLC	1,079,221	10,842,101
ORIX Corp.	2,407,800	39,923,226

		66,573,218

Insurance - 5.8%
Admiral Group PLC	2,192,556	58,095,438
AIA Group Ltd.	7,606,200	38,267,267
Anadolu Hayat Emeklilik AS	287,471	647,103
BB Seguridade Participacoes SA	343,800	5,047,691

Company	Shares	U.S. $ Value
Direct Line Insurance Group PLC	248,990	$1,149,054
Gjensidige Forsikring ASA	547,490	9,818,287
Lancashire Holdings Ltd.	1,504,010	16,833,714
Muenchener Rueckversicherungs AG	142,360	31,525,379
Prudential PLC	1,631,300	37,375,452
Storebrand ASA (a)	112,700	634,043
Suncorp Group Ltd.	626,810	8,004,277
Topdanmark A/S (a)	435,130	13,241,651
Tryg A/S	125,140	12,643,786

		233,283,142

Real Estate Investment Trusts (REITs) - 0.1%
Allied Properties Real Estate Investment Trust	22,170	734,464
Concentradora Fibra Hotelera Mexicana SA de CV	379,280	686,729
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	538,400	677,584
Granite Real Estate Investment Trust (Toronto)	40,610	1,503,299
Vastned Retail NV	19,650	1,000,991

		4,603,067

Real Estate Management & Development - 4.3%
Aeon Mall Co., Ltd.	481,000	12,682,474
CIFI Holdings Group Co., Ltd.	4,634,000	854,967
Country Garden Holdings Co., Ltd.	26,016,000	10,267,546
Countrywide PLC	117,835	1,037,555
Daito Trust Construction Co., Ltd.	368,300	43,308,045
GAGFAH SA (a)	60,200	1,094,960
Global Logistic Properties Ltd.	21,417,000	46,415,752
Hang Lung Group Ltd.	696,200	3,768,841
Hang Lung Properties Ltd.	6,200,000	19,119,759
KWG Property Holding Ltd.	1,281,000	735,458
Lend Lease Group	2,107,220	26,050,434
Mitsubishi Estate Co., Ltd.	309,000	7,634,000
Quintain Estates & Development PLC (a)	664,420	1,006,323
UOL Group Ltd.	216,752	1,134,572
Wing Tai Holdings Ltd.	479,000	757,185

		175,867,871

		876,754,826

Consumer Discretionary - 18.9%
Auto Components - 2.0%
Cie Generale des Etablissements Michelin-Class B	206,519	24,658,827
Halla Visteon Climate Control Corp.	25,330	1,147,196
Linamar Corp.	21,010	1,239,473
Plastic Omnium SA	369,860	11,601,004
Sumitomo Rubber Industries Ltd.	70,700	1,021,863
TS Tech Co., Ltd.	44,800	1,305,291
Valeo SA	314,660	42,219,372

		83,193,026

Automobiles - 3.5%
Great Wall Motor Co., Ltd.-Class H	2,822,500	10,495,879
Honda Motor Co., Ltd.	913,900	31,890,308
Nissan Motor Co., Ltd.	1,745,800	16,531,770
Toyota Motor Corp.	967,800	57,944,715

Company	Shares	U.S. $ Value
Volkswagen AG (Preference Shares)	92,480	$24,222,052

		141,084,724

Distributors - 0.2%
Inchcape PLC	775,180	8,409,140

Diversified Consumer Services - 1.6%
Estacio Participacoes SA	2,686,400	35,563,340
G8 Education Ltd.	190,960	828,224
Kroton Educacional SA	933,600	26,180,519
TAL Education Group (ADR) (a)	55,300	1,520,750

		64,092,833

Hotels, Restaurants & Leisure - 3.5%
Flight Centre Travel Group Ltd.	22,490	942,417
Galaxy Entertainment Group Ltd.	503,000	4,007,247
Jollibee Foods Corp.	185,170	746,721
Melco Crown Entertainment Ltd. (ADR)	698,468	24,942,292
Melco International Development Ltd.	78,000	236,308
Merlin Entertainments PLC (a)(b)	1,900,074	11,647,898
Sodexo	436,338	46,949,617
Tatts Group Ltd.	2,007,260	6,188,614
Whitbread PLC	307,093	23,167,258
William Hill PLC	2,479,025	13,918,601
Yum! Brands, Inc.	98,470	7,995,764

		140,742,737

Household Durables - 0.1%
Berkeley Group Holdings PLC	24,740	1,022,555
Nexity SA	17,950	825,029
Rinnai Corp.	9,800	946,093
Taylor Wimpey PLC	512,170	998,243
Techtronic Industries Co.	250,000	801,423

		4,593,343

Internet & Catalog Retail - 0.3%
Just Eat PLC (a)	2,477,341	10,811,288
Qunar Cayman Islands Ltd. (ADR) (a)	31,825	908,604
Stabilus SA (a)	15,558	530,459

		12,250,351

Leisure Products - 0.0%
Merida Industry Co., Ltd.	132,000	875,315

Media - 2.4%
British Sky Broadcasting Group PLC	403,300	6,239,476
Cineplex, Inc.	109,860	4,267,557
Havas SA	161,550	1,327,076
Liberty Global PLC-Series C (a)	694,740	29,394,449
Mediaset Espana Comunicacion SA (a)	70,610	824,010
Metropole Television SA	54,060	1,098,152
Reed Elsevier PLC	969,490	15,579,603
SKY Perfect JSAT Holdings, Inc.	1,043,700	6,120,095
Thomson Reuters Corp.	425,460	15,490,484
Wolters Kluwer NV	520,290	15,411,740

		95,752,642

Company	Shares	U.S. $ Value
Multiline Retail - 0.8%
Canadian Tire Corp., Ltd.-Class A	59,010	$5,661,266
Debenhams PLC	1,171,330	1,371,721
Dollarama, Inc.	16,010	1,318,100
Harvey Norman Holdings Ltd.	518,400	1,515,307
Next PLC	213,300	23,612,971

		33,479,365

Specialty Retail - 1.7%
Fielmann AG	18,900	2,724,948
JUMBO SA (a)	79,969	1,309,639
Matas A/S (a)	74,750	2,120,759
Mr. Price Group Ltd.	126,530	2,151,309
Shimamura Co., Ltd.	127,200	12,520,750
Sports Direct International PLC (a)	2,525,281	30,515,406
United Arrows Ltd.	17,700	713,594
WH Smith PLC	57,020	1,043,398
World Duty Free SpA (a)	74,950	912,641
Yamada Denki Co., Ltd.	4,212,300	15,015,769

		69,028,213

Textiles, Apparel & Luxury Goods - 2.8%
Brunello Cucinelli SpA	29,790	676,278
Cie Financiere Richemont SA	457,699	47,961,921
Eclat Textile Co., Ltd.	140,040	1,696,720
Hugo Boss AG	117,002	17,470,666
Li & Fung Ltd.	21,696,000	32,192,081
Samsonite International SA	4,709,300	15,523,735

		115,521,401

		769,023,090

Industrials - 13.4%
Aerospace & Defense - 2.3%
Airbus Group NV	736,023	49,348,871
BAE Systems PLC	531,490	3,936,603
FACC AG (a)	40,060	521,115
MTU Aero Engines AG	15,970	1,466,649
QinetiQ Group PLC	1,266,680	4,480,849
Saab AB-Class B	49,060	1,506,804
Safran SA	391,970	25,660,203
Senior PLC	321,380	1,556,585
Zodiac Aerospace	96,740	3,275,364

		91,753,043

Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	51,460	511,570

Airlines - 0.3%
Air New Zealand Ltd.	470,830	857,289
Qantas Airways Ltd. (a)	10,322,822	12,279,609
Turk Hava Yollari	217,550	667,080

		13,803,978

Building Products - 0.0%
Kingspan Group PLC	87,120	1,464,468

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.7%
Babcock International Group PLC	2,199,366	$43,716,576
Edenred	703,852	21,343,567
Loomis AB-Class B	37,810	1,161,532
Rentokil Initial PLC	793,680	1,512,090

		67,733,765

Construction & Engineering - 0.1%
China State Construction International Holdings Ltd.	646,000	1,134,642
Grana y Montero SAA	121,680	434,804
Grana y Montero SAA (ADR)	10,591	191,061
Sino-Thai Engineering & Construction PCL	1,186,190	833,312

		2,593,819

Electrical Equipment - 0.7%
Sumitomo Electric Industries Ltd.	1,969,500	27,725,560

Industrial Conglomerates - 0.4%
Hutchison Whampoa Ltd.	1,307,000	17,858,404

Machinery - 0.4%
DMG MORI SEIKI AG	23,730	824,763
IHI Corp.	297,000	1,384,442
JTEKT Corp.	73,500	1,240,156
KION Group AG	19,810	857,768
Krones AG	12,160	1,204,659
KUKA AG	42,170	2,550,065
Melrose Industries PLC	204,538	910,174
Morgan Advanced Materials PLC	279,430	1,550,856
Nabtesco Corp.	61,800	1,367,695
Nachi-Fujikoshi Corp.	173,000	1,219,624
Pfeiffer Vacuum Technology AG	7,330	807,488
Vesuvius PLC	136,240	1,068,236

		14,985,926

Marine - 1.3%
AP Moeller - Maersk A/S-Class B	12,727	31,642,932
Nippon Yusen KK	7,139,000	20,593,005
Pacific Basin Shipping Ltd.	1,522,000	946,383

		53,182,320

Metals & Mining - 0.0%
NV Bekaert SA	27,870	1,041,463

Professional Services - 4.9%
Applus Services SA (a)	934,032	19,312,451
Bureau Veritas SA	1,786,107	49,606,357
Capita PLC	3,217,597	63,036,828
Intertek Group PLC	1,134,630	53,347,459
SGS SA	4,068	9,734,411
Teleperformance	86,070	5,272,806

		200,310,312

Road & Rail - 0.9%
Central Japan Railway Co.	155,200	22,154,507
East Japan Railway Co.	54,600	4,302,048
Localiza Rent a Car SA	34,545	569,731
National Express Group PLC	216,072	967,674

Company	Shares	U.S. $ Value
Nippon Express Co., Ltd.	1,452,000	$7,042,576

		35,036,536

Trading Companies & Distributors - 0.4%
Barloworld Ltd.	84,690	806,275
Mitsubishi Corp.	716,300	14,909,359
Ramirent Oyj	69,210	773,651
Rexel SA	45,160	1,056,186

		17,545,471

		545,546,635

Consumer Staples - 10.4%
Beverages - 2.3%
Anheuser-Busch InBev NV	101,280	11,637,099
Asahi Group Holdings Ltd.	261,300	8,205,581
Britvic PLC	614,090	7,645,090
Carlsberg A/S-Class B	104,030	11,204,422
Cott Corp.	179,070	1,265,346
Diageo PLC	1,219,680	38,845,673
SABMiller PLC (London)	221,540	12,839,345

		91,642,556

Food & Staples Retailing - 2.4%
Alimentation Couche Tard, Inc.-Class B	399,720	10,949,642
Axfood AB	41,710	2,265,426
Clicks Group Ltd.	107,350	640,971
Eurocash SA	33,190	439,940
FamilyMart Co., Ltd.	26,400	1,138,178
Jean Coutu Group PJC, Inc. (The)-Class A	198,240	4,209,848
Jeronimo Martins SGPS SA	1,027,937	16,900,858
Koninklijke Ahold NV	1,367,474	25,641,622
Lenta Ltd. (GDR) (a)(b)	298,880	3,855,552
MARR SpA	58,680	1,095,806
Metro, Inc.	16,280	1,006,505
Olam International Ltd.	8,355,273	17,291,234
Sugi Holdings Co., Ltd.	90,400	4,124,922
Tsuruha Holdings, Inc.	113,000	6,235,722

		95,796,226

Food Products - 0.2%
Calbee, Inc.	38,200	1,052,775
Mayora Indah Tbk PT	303,500	753,217
Unilever PLC	115,200	5,221,955
Wei Chuan Foods Corp.	506,000	764,233

		7,792,180

Household Products - 1.4%
Henkel AG & Co. KGaA	289,047	29,068,206
LG Household & Health Care Ltd.	31,780	14,305,909
Pigeon Corp.	20,300	1,070,819
Reckitt Benckiser Group PLC	134,050	11,688,510

		56,133,444

Personal Products - 0.2%
Cosmax, Inc. (a)	8,030	755,541

Company	Shares	U.S. $ Value
Kao Corp.	207,100	$8,156,375

		8,911,916

Tobacco - 3.9%
British American Tobacco PLC	1,129,690	67,219,092
Imperial Tobacco Group PLC	554,650	24,952,610
Japan Tobacco, Inc.	1,857,200	67,717,430

		159,889,132

		420,165,454

Health Care - 8.3%
Biotechnology - 1.1%
Actelion Ltd. (REG)	270,440	34,229,495
Basilea Pharmaceutica (a)	12,700	1,479,846
CSL Ltd.	113,150	7,102,758
Grifols SA (ADR)	29,856	1,315,157
Medy-Tox, Inc.	8,180	1,111,211
Taiwan Liposome Co., Ltd. (a)	106,000	1,096,416

		46,334,883

Health Care Equipment & Supplies - 0.1%
Draegerwerk AG & Co. KGaA (Preference Shares)	9,350	1,004,944
Ginko International Co., Ltd.	67,000	1,160,334
Sorin SpA (a)	347,720	1,020,427

		3,185,705

Health Care Providers & Services - 0.8%
Alfresa Holdings Corp.	75,900	4,893,481
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	488,700	1,016,443
Sonic Healthcare Ltd.	951,320	15,561,850
Suzuken Co., Ltd./Aichi Japan	232,100	8,645,942

		30,117,716

Life Sciences Tools & Services - 1.4%
Eurofins Scientific SE	184,024	56,604,065
Horizon Discovery Group PLC (a)	192,580	589,951

		57,194,016

Pharmaceuticals - 4.9%
Almirall SA (a)	32,960	534,567
Astellas Pharma, Inc.	999,000	13,137,413
AstraZeneca PLC	58,080	4,321,014
GlaxoSmithKline PLC	1,906,430	50,759,041
Kalbe Farma Tbk PT	9,525,000	1,333,380
Novartis AG	641,170	58,063,298
Novo Nordisk A/S-Class B	250,075	11,541,700
Richter Gedeon Nyrt	53,680	1,029,599
Roche Holding AG	196,930	58,676,634

		199,396,646

		336,228,966

Company	Shares	U.S. $ Value
Materials - 6.6%
Chemicals - 4.7%
Air Water, Inc.	45,000	$720,315
Arkema SA	207,160	20,128,981
Chr Hansen Holding A/S	199,230	8,390,160
Denki Kagaku Kogyo KK	3,022,000	11,611,074
EMS-Chemie Holding AG (REG)	19,790	7,897,112
Essentra PLC	3,235,558	42,248,325
Fuchs Petrolub SE (Preference Shares)	25,680	1,158,718
Givaudan SA (a)	9,250	15,409,819
Green Seal Holding Ltd. (a)	114,000	818,049
Hyosung Corp.	23,850	1,593,930
IMCD Group NV (a)	117,957	3,666,471
JSR Corp.	1,352,400	23,218,029
Kansai Paint Co., Ltd.	94,000	1,571,143
Koninklijke DSM NV	386,143	28,100,529
Lanxess AG	14,540	980,709
Nippon Shokubai Co., Ltd.	1,171,000	15,739,921
Potash Corp. of Saskatchewan, Inc.	205,490	7,800,400

		191,053,685

Construction Materials - 0.1%
Buzzi Unicem SpA	56,530	950,566
Cementos Pacasmayo SAA	287,930	486,657
Cemex Latam Holdings SA (a)	78,840	772,653
China National Building Material Co., Ltd.-Class H	690,000	608,438
CSR Ltd.	219,890	723,856

		3,542,170

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC	42,080	963,126

Metals & Mining - 1.4%
BlueScope Steel Ltd. (a)	193,246	989,761
Dowa Holdings Co., Ltd.	1,467,000	13,835,870
Mitsubishi Materials Corp.	347,000	1,217,354
MMC Norilsk Nickel OJSC (ADR)	640,870	12,695,635
Rio Tinto PLC	475,260	25,661,301
Ternium SA (Sponsored ADR)	22,830	637,642

		55,037,563

Paper & Forest Products - 0.4%
Mondi PLC	993,250	18,032,345

		268,628,889

Telecommunication Services - 6.3%
Diversified Telecommunication Services - 4.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	5,197,097	9,726,824
Deutsche Telekom AG	600,950	10,540,070
Hellenic Telecommunications Organization SA (a)	63,740	941,419
Nippon Telegraph & Telephone Corp.	434,700	27,093,907
Orange SA	2,314,970	36,628,176
Singapore Telecommunications Ltd.	2,576,000	7,957,551
Swisscom AG	34,910	20,278,392
TDC A/S	582,170	6,022,197
Telenor ASA	913,940	20,808,993
Telstra Corp., Ltd.	3,851,220	18,920,128

Company	Shares	U.S. $ Value
TELUS Corp.	167,180	$6,230,963
Vivendi SA	788,752	19,301,983
Ziggo NV	252,780	11,690,189

		196,140,792

Wireless Telecommunication Services - 1.5%
China Mobile Ltd.	1,161,500	11,281,345
StarHub Ltd.	1,056,000	3,534,428
Vodafone Group PLC	13,499,863	45,120,299

		59,936,072

		256,076,864

Information Technology - 5.6%
Communications Equipment - 0.0%
Pace PLC	176,520	1,072,120

Electronic Equipment, Instruments & Components - 0.0%
Ju Teng International Holdings Ltd.	1,002,000	719,221
Largan Precision Co., Ltd.	4,000	319,113

		1,038,334

Internet Software & Services - 0.8%
Baidu, Inc. (Sponsored ADR) (a)	22,350	4,175,203
Telecity Group PLC	2,289,120	29,524,284

		33,699,487

IT Services - 1.5%
Alten SA	27,570	1,309,949
Amadeus IT Holding SA-Class A	509,740	21,013,155
Computacenter PLC	89,993	922,544
DH Corp.	106,300	3,093,215
Fujitsu Ltd.	2,356,000	17,653,133
Itochu Techno-Solutions Corp.	32,600	1,417,096
Obic Co., Ltd.	391,400	12,908,384
Wirecard AG	22,430	967,357

		59,284,833

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Semiconductor Engineering, Inc.	3,608,000	4,675,258
ASM International NV	22,920	949,968
Hermes Microvision, Inc.	25,000	992,737
Kinsus Interconnect Technology Corp.	293,000	1,316,850
Novatek Microelectronics Corp.	2,772,000	13,633,355
Samsung Electronics Co., Ltd.	5,170	6,751,754
Samsung Electronics Co., Ltd. (GDR) (b)	4,200	2,193,463
Samsung Electronics Co., Ltd. (GDR) (London) (b)	10,190	6,578,139
Sumco Corp.	1,423,000	13,043,046
Tokyo Electron Ltd.	165,600	11,286,354

		61,420,924

Software - 0.8%
Capcom Co., Ltd.	62,600	1,061,393
Constellation Software, Inc./Canada	15,330	3,907,171
Dassault Systemes	29,840	3,836,856
GameLoft SE (a)	98,810	912,118
Open Text Corp.	80,750	3,874,608

Company	Shares	U.S. $ Value
Oracle Corp. Japan	194,200	$8,494,835
SAP AG	121,981	9,399,209
SDL PLC (a)	138,130	809,064
UBISOFT Entertainment (a)	63,570	1,170,233

		33,465,487

Technology Hardware, Storage & Peripherals - 1.0%
Asustek Computer, Inc.	1,180,000	13,187,600
Casetek Holdings Ltd.	181,000	1,063,807
Catcher Technology Co., Ltd.	2,539,000	23,694,748

		37,946,155

		227,927,340

Energy - 3.2%
Energy Equipment & Services - 0.5%
Aker Solutions ASA	981,470	17,034,474
Deep Sea Supply PLC (a)	299,654	485,651
Deep Sea Supply PLC (a)	30,746	48,622
Pason Systems, Inc.	138,750	3,900,942

		21,469,689

Oil, Gas & Consumable Fuels - 2.7%
Africa Oil Corp. (a)	66,950	465,282
BG Group PLC	1,474,424	31,112,346
Gaztransport Et Technigaz SA	17,051	1,111,595
Gran Tierra Energy, Inc. (a)	78,660	639,129
JX Holdings, Inc.	8,785,600	47,013,709
KrisEnergy Ltd. (a)	919,000	596,948
Ophir Energy PLC (a)	117,860	444,357
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	114,219	4,716,112
Statoil ASA	775,380	23,834,292

		109,933,770

		131,403,459

Utilities - 1.2%
Electric Utilities - 0.7%
EDP - Energias de Portugal SA	3,167,650	15,894,026
Power Assets Holdings Ltd.	1,446,000	12,684,767

		28,578,793

Gas Utilities - 0.0%
ENN Energy Holdings Ltd.	118,000	847,324

Independent Power Producers & Energy Traders - 0.5%
APR Energy PLC	1,420,187	15,762,754
Electric Power Development Co., Ltd.	37,000	1,200,674
Huadian Fuxin Energy Corp., Ltd.-Class H	2,288,000	1,195,953

		18,159,381

Water Utilities - 0.0%
Pennon Group PLC	78,390	1,053,659

		48,639,157

Company	Shares	U.S. $ Value
Funds and Investment Trusts - 0.4%
Funds and Investment Trusts - 0.4%
B&M European Value Retail SA (a)	3,459,291	$16,280,632

Total Common Stocks (cost $3,202,678,109)		3,896,675,312

WARRANTS - 1.8%
Financials - 1.0%
Banks - 0.0%
FBN Holdings PLC, Merrill Lynch Intl & Co., expiring 1/20/16 (a)	7,126,540	682,466

Consumer Finance - 0.3%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	2,081,596	6,565,980
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	356,450	5,360,849

		11,926,829

Real Estate Management & Development - 0.1%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	2,717,076	6,221,746

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 10/30/17 (a)(b)	1,395,910	23,030,364

		41,861,405

Information Technology - 0.5%
IT Services - 0.2%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	95,710	3,856,533
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 1/08/19 (a)	105,358	4,235,639

		8,092,172

Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix, Inc. Citigroup Global Markets, expiring 1/20/15 (a)(b)	213,020	10,224,539

		18,316,711

Health Care - 0.2%
Pharmaceuticals - 0.2%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 12/19/18 (a)	7,230	126,442
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(b)	47,390	827,638
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	541,600	6,201,183

		7,155,263

Company	Shares	U.S. $ Value
Consumer Discretionary - 0.1%
Auto Components - 0.0%
Motherson, JPMorgan Chase Bank, NA, expiring 10/26/18 (a)	168,770	$910,675

Automobiles - 0.1%
Tata Motors Ltd., Merrill Lynch Intl & Co., expiring 8/31/18 (a)	954,760	4,686,743

		5,597,418

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Adani Ports and Special Economic Zone Ltd., Merrill Lynch Intl & Co., expiring 11/07/18 (a)	254,270	1,033,045

Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (a)(b)	14,990	711,888

Total Warrants (cost $56,358,325)		74,675,730

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
State Street Bank & Trust Co. 0.00%, dated 6/30/14 due 7/01/14 in the amount of $14,672,990 (collateralized by $15,080,000 U.S Treasury Note, 1.25% due 11/30/18, value $14,966,900 (cost $14,672,990)	$14,673	14,672,990

Total Investments - 98.1% (cost $3,273,709,424) (c)		3,986,024,032
Other assets less liabilities - 1.9%		76,623,235

Net Assets - 100.0%		$4,062,647,267

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD	64,913	NOK	389,632	7/15/14	$(1,422,015)
Barclays Bank PLC	CHF	109,799	USD	124,278	7/15/14	449,833
Barclays Bank PLC	USD	16,207	JPY	1,654,649	7/15/14	127,967
BNP Paribas SA	USD	119,794	AUD	129,803	7/15/14	2,490,360
BNP Paribas SA	USD	222,132	GBP	131,357	7/15/14	2,649,302
BNP Paribas SA	USD	15,052	SEK	100,483	7/15/14	(15,011)
Credit Suisse International	GBP	186,622	USD	311,138	7/15/14	(8,214,908)
Credit Suisse International	NOK	368,230	USD	59,828	7/15/14	(175,340)
Credit Suisse International	RUB	474,095	USD	13,051	7/15/14	(863,663)
Credit Suisse International	USD	74,144	NOK	445,340	7/15/14	(1,574,846)
Credit Suisse International	USD	13,577	RUB	474,095	7/15/14	338,179
Credit Suisse International	USD	56,854	NZD	65,526	10/15/14	(49,602)
Goldman Sachs Capital Markets LP	BRL	118,771	USD	53,926	7/02/14	170,844

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	BRL	46,243	USD	20,480	7/02/14	$(449,542)
Goldman Sachs Capital Markets LP	USD	53,694	BRL	118,771	7/02/14	60,754
Goldman Sachs Capital Markets LP	USD	20,996	BRL	46,243	7/02/14	(66,517)
Goldman Sachs Capital Markets LP	CAD	40,501	USD	36,947	7/15/14	(996,683)
Goldman Sachs Capital Markets LP	BRL	118,771	USD	53,203	8/04/14	(48,901)
Goldman Sachs Capital Markets LP	JPY	42,541,267	USD	419,070	10/15/14	(1,188,584)
HSBC Bank USA	HKD	108,609	USD	14,010	7/15/14	(847)
Morgan Stanley & Co., Inc.	USD	204,209	CHF	182,603	7/15/14	1,725,080
Morgan Stanley & Co., Inc.	USD	46,529	NZD	54,546	7/15/14	1,172,781
Morgan Stanley & Co., Inc.	USD	169,508	SEK	1,102,598	7/15/14	(4,512,384)
Northern Trust Co.	USD	185,534	EUR	134,453	7/15/14	(1,418,849)
Royal Bank of Scotland PLC	BRL	72,528	USD	32,072	7/02/14	(753,358)
Royal Bank of Scotland PLC	USD	32,930	BRL	72,528	7/02/14	(104,326)
Royal Bank of Scotland PLC	CHF	9,502	USD	10,601	7/15/14	(115,184)
Royal Bank of Scotland PLC	JPY	4,267,413	USD	41,960	7/15/14	(168,514)
Standard Chartered Bank	HKD	1,212,561	USD	156,402	7/15/14	(22,774)
Standard Chartered Bank	JPY	7,772,957	USD	75,789	7/15/14	(946,482)
Standard Chartered Bank	USD	59,777	JPY	6,118,308	7/15/14	624,003
State Street Bank & Trust Co.	CHF	116,322	USD	131,459	7/15/14	274,488
State Street Bank & Trust Co.	USD	101,826	EUR	73,835	7/15/14	(718,617)
UBS AG	CAD	46,369	USD	42,690	7/15/14	(752,038)
UBS AG	USD	66,383	EUR	48,045	7/15/14	(591,950)
UBS AG	USD	75,293	EUR	55,369	10/15/14	553,532

						$(14,533,812)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $64,430,330 or 1.6% of net assets.
(c)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $785,695,926 and gross unrealized depreciation of investments was $(73,381,318), resulting in net unrealized appreciation of $712,314,608.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen

NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

COUNTRY BREAKDOWN*

June 30, 2014 (unaudited)

24.5%	United Kingdom
19.7%	Japan
11.6%	France
7.4%	Switzerland
4.8%	Hong Kong
4.1%	Germany
3.3%	Denmark
2.7%	Australia
2.2%	Netherlands
2.1%	Canada
2.0%	Singapore
1.9%	Norway
1.7%	Brazil
1.7%	Taiwan
10.3%	Other

100.0%	Total Investments

*	All data are as of June 30, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Argentina, Austria, Belgium, China, Colombia, Finland, Georgia, Greece, Hungary, India, Indonesia, Ireland, Israel, Italy, Mexico, New Zealand, Nigeria, Peru, Philippines, Poland, Portugal, Qatar, Russia, South Africa, South Korea, Spain, Sweden, Thailand, Turkey, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$71,282,376		$805,472,450		$	– 0	–	$876,754,826
Consumer Discretionary	186,119,510		582,903,580			– 0	–	769,023,090
Industrials	24,147,774		521,398,861			– 0	–	545,546,635
Consumer Staples	24,948,831		395,216,623			– 0	–	420,165,454
Health Care	2,921,551		333,307,415			– 0	–	336,228,966
Materials	26,059,458		242,569,431			– 0	–	268,628,889
Telecommunication Services	6,230,963		249,845,901			– 0	–	256,076,864
Information Technology	16,781,805		211,145,535			– 0	–	227,927,340
Energy	6,144,645		125,258,814			– 0	–	131,403,459
Utilities	– 0	–	48,639,157			– 0	–	48,639,157
Funds and Investment Trusts	16,280,632		– 0	–		– 0	–	16,280,632
Warrants	– 0	–	74,675,730			– 0	–	74,675,730
Short-Term Investments	– 0	–	14,672,990			– 0	–	14,672,990

Total Investments in Securities	380,917,545		3,605,106,487	+		– 0	–	3,986,024,032
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	10,637,123			– 0	–	10,637,123
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(25,170,935)			– 0	–	(25,170,935)

Total (a)^	$380,917,545		$3,590,572,675		$	– 0	–	$3,971,490,220

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)	An amount of $115,083,286 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
^	There were de minimis transfers under 1% of net assets from Level 2 and Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades			Total
Balance as of 9/30/13		$54,991,794			$3,521,519			$58,513,313
Accrued discounts/(premiums)		– 0	–		3,164			3,164
Realized gain (loss)		(659,476)			(22,069)			(681,545)
Change in unrealized appreciation/depreciation		565,088			1,143			566,231
Purchases		– 0	–		– 0	–		– 0	–
Sales		(2,346,372)			(3,503,757)			(5,850,129)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(52,551,034)						(52,551,034	)+

Balance as of 6/30/14	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$	– 0	–	$	– 0	–	$	– 0	–

+	An amount of $52,551,034 was transferred out of Level 3 into Level 2 as these securities were priced by third party vendor during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - International Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Financials - 21.8%
Banks - 7.6%
Aozora Bank Ltd.	788,000	$2,590,784
Banca Popolare di Milano Scarl (a)	352,340	315,439
Bank Hapoalim BM	962,660	5,560,306
Bank of Georgia Holdings PLC	12,730	511,921
Bank of Montreal	44,080	3,246,152
Bank of Queensland Ltd.	24,268	278,891
Chiba Bank Ltd. (The)	64,000	452,026
Danske Bank A/S	517,330	14,624,139
DGB Financial Group, Inc.	26,590	398,197
Hang Seng Bank Ltd.	482,600	7,899,281
KBC Groep NV (a)	150,650	8,195,527
Liberbank SA (a)	347,380	332,346
Lloyds Banking Group PLC (a)	10,951,402	13,920,021
Mitsubishi UFJ Financial Group, Inc.	1,941,400	11,917,700
Resona Holdings, Inc.	1,371,100	7,989,858
Seven Bank Ltd.	803,000	3,283,594
Societe Generale SA	276,129	14,480,940
SpareBank 1 SR Bank ASA	63,890	622,354
Sumitomo Mitsui Financial Group, Inc.	112,400	4,715,954
Toronto-Dominion Bank (The)	97,050	4,995,976
UniCredit SpA	2,133,960	17,842,833
Unione di Banche Italiane SCpA	23,370	201,942
Westpac Banking Corp.	53,500	1,711,257

		126,087,438

Capital Markets - 2.2%
3i Group PLC	71,170	489,115
Daiwa Securities Group, Inc.	1,200,000	10,397,126
Deutsche Bank AG (REG)	255,580	8,982,353
GAM Holding AG (a)	26,590	506,091
UBS AG (REG) (a)	890,823	16,332,794

		36,707,479

Consumer Finance - 0.1%
Aeon Thana Sinsap Thailand PCL	82,800	258,949
Credito Real SAB de CV	113,620	254,416
International Personal Finance PLC	36,910	370,700

		884,065

Diversified Financial Services - 1.7%
Cerved Information Solutions SpA (a)	744,194	5,033,984
Chailease Holding Co., Ltd.	160,100	402,681
Challenger Ltd./Australia	152,780	1,071,700
IG Group Holdings PLC	492,669	4,949,465
ORIX Corp.	987,700	16,376,846

		27,834,676

Insurance - 5.9%
Admiral Group PLC	899,126	23,823,847
AIA Group Ltd.	3,128,200	15,738,169
Anadolu Hayat Emeklilik AS	124,925	281,209
BB Seguridade Participacoes SA	144,000	2,114,216
Direct Line Insurance Group PLC	102,680	473,854

Company	Shares	U.S. $ Value
Gjensidige Forsikring ASA	237,170	$4,253,234
Lancashire Holdings Ltd.	651,040	7,286,801
Muenchener Rueckversicherungs AG	58,330	12,917,079
Prudential PLC	746,910	17,112,793
Storebrand ASA (a)	46,670	262,562
Suncorp Group Ltd.	262,406	3,350,888
Topdanmark A/S (a)	155,040	4,718,097
Tryg A/S	57,900	5,850,050

		98,182,799

Real Estate Investment Trusts (REITs) - 0.1%
Allied Properties Real Estate Investment Trust	9,170	303,790
Concentradora Fibra Hotelera Mexicana SA de CV	164,820	298,426
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	233,980	294,467
Granite Real Estate Investment Trust (Toronto)	16,790	621,531
Vastned Retail NV	8,110	413,132

		1,931,346

Real Estate Management & Development - 4.2%
Aeon Mall Co., Ltd.	200,700	5,291,835
CIFI Holdings Group Co., Ltd.	1,912,000	352,761
Country Garden Holdings Co., Ltd.	10,406,000	4,106,860
Countrywide PLC	51,208	450,894
Daito Trust Construction Co., Ltd.	151,600	17,826,499
GAGFAH SA (a)	26,160	475,816
Global Logistic Properties Ltd.	8,647,833	18,741,919
Hang Lung Group Ltd.	291,800	1,579,644
Hang Lung Properties Ltd.	2,518,000	7,765,089
KWG Property Holding Ltd.	528,500	303,427
Lend Lease Group	728,050	9,000,493
Mitsubishi Estate Co., Ltd.	127,000	3,137,599
Quintain Estates & Development PLC (a)	288,730	437,307
UOL Group Ltd.	89,797	470,036
Wing Tai Holdings Ltd.	198,000	312,991

		70,253,170

		361,880,973

Consumer Discretionary - 19.0%
Auto Components - 2.1%
Cie Generale des Etablissements Michelin-Class B	84,894	10,136,532
Halla Visteon Climate Control Corp.	11,010	498,643
Linamar Corp.	9,130	538,619
Plastic Omnium SA	150,526	4,721,389
Sumitomo Rubber Industries Ltd.	29,200	422,042
TS Tech Co., Ltd.	19,400	565,238
Valeo SA	128,332	17,218,891

		34,101,354

Automobiles - 3.4%
Great Wall Motor Co., Ltd.-Class H	778,000	2,893,107
Honda Motor Co., Ltd.	375,800	13,113,445
Nissan Motor Co., Ltd.	718,100	6,800,014
Toyota Motor Corp.	397,600	23,805,351
Volkswagen AG (Preference Shares)	37,920	9,931,879

		56,543,796

Company	Shares	U.S. $ Value
Distributors - 0.2%
Inchcape PLC	321,520	$3,487,844

Diversified Consumer Services - 1.6%
Estacio Participacoes SA	1,047,700	13,869,756
G8 Education Ltd.	83,000	359,984
Kroton Educacional SA	427,900	11,999,404
TAL Education Group (ADR) (a)	23,900	657,250

		26,886,394

Hotels, Restaurants & Leisure - 3.5%
Flight Centre Travel Group Ltd.	9,780	409,820
Galaxy Entertainment Group Ltd.	204,000	1,625,206
Jollibee Foods Corp.	80,470	324,505
Melco Crown Entertainment Ltd. (ADR)	286,650	10,236,272
Melco International Development Ltd.	33,000	99,976
Merlin Entertainments PLC (a)(b)	794,871	4,872,745
Sodexo	178,240	19,178,480
Tatts Group Ltd.	903,670	2,786,119
Whitbread PLC	129,134	9,741,937
William Hill PLC	858,593	4,820,610
Yum! Brands, Inc.	40,500	3,288,600

		57,384,270

Household Durables - 0.1%
Berkeley Group Holdings PLC	10,750	444,320
Nexity SA	7,800	358,508
Rinnai Corp.	4,300	415,122
Taylor Wimpey PLC	225,880	440,251
Techtronic Industries Co.	108,000	346,215

		2,004,416

Internet & Catalog Retail - 0.3%
Just Eat PLC (a)	1,018,312	4,443,984
Qunar Cayman Islands Ltd. (ADR) (a)	13,843	395,218
Stabilus SA (a)	6,392	217,939

		5,057,141

Leisure Products - 0.0%
Merida Industry Co., Ltd.	57,000	377,977

Media - 2.3%
British Sky Broadcasting Group PLC	166,360	2,573,765
Cineplex, Inc.	49,130	1,908,475
Havas SA	70,220	576,833
Liberty Global PLC-Series C (a)	260,540	11,023,447
Mediaset Espana Comunicacion SA (a)	30,680	358,032
Metropole Television SA	23,490	477,166
Reed Elsevier PLC	409,100	6,574,194
SKY Perfect JSAT Holdings, Inc.	437,500	2,565,432
Thomson Reuters Corp.	174,730	6,361,708
Wolters Kluwer NV	213,100	6,312,329

		38,731,381

Multiline Retail - 0.8%
Canadian Tire Corp., Ltd.-Class A	26,860	2,576,879

Company	Shares	U.S. $ Value
Debenhams PLC	484,240	$567,084
Dollarama, Inc.	6,980	574,662
Harvey Norman Holdings Ltd.	213,800	624,947
Next PLC	78,750	8,717,869

		13,061,441

Specialty Retail - 1.8%
Fielmann AG	7,700	1,110,164
JUMBO SA (a)	34,755	569,177
Matas A/S (a)	31,860	903,911
Mr. Price Group Ltd.	53,570	910,817
Shimamura Co., Ltd.	57,600	5,669,773
Sports Direct International PLC (a)	1,031,071	12,459,426
United Arrows Ltd.	7,700	310,433
WH Smith PLC	22,390	409,710
World Duty Free SpA (a)	30,780	374,798
Yamada Denki Co., Ltd.	1,732,900	6,177,344

		28,895,553

Textiles, Apparel & Luxury Goods - 2.9%
Brunello Cucinelli SpA	12,950	293,985
Cie Financiere Richemont SA	187,725	19,671,556
Eclat Textile Co., Ltd.	60,900	737,862
Hugo Boss AG	50,404	7,526,294
Li & Fung Ltd.	8,658,000	12,846,563
Samsonite International SA	2,009,900	6,625,434

		47,701,694

		314,233,261

Industrials - 13.3%
Aerospace & Defense - 2.1%
Airbus Group NV	302,257	20,265,728
FACC AG (a)	16,450	213,987
MTU Aero Engines AG	6,590	605,211
QinetiQ Group PLC	566,560	2,004,192
Saab AB-Class B	20,230	621,334
Safran SA	129,640	8,486,845
Senior PLC	132,030	639,480
Zodiac Aerospace	39,050	1,322,131

		34,158,908

Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	21,140	210,155

Airlines - 0.3%
Air New Zealand Ltd.	194,200	353,600
Qantas Airways Ltd. (a)	3,754,840	4,466,605
Turk Hava Yollari (a)	89,730	275,142

		5,095,347

Building Products - 0.0%
Kingspan Group PLC	37,870	636,586

Commercial Services & Supplies - 1.7%
Babcock International Group PLC	904,149	17,971,679
Edenred	290,262	8,801,888

Company	Shares	U.S. $ Value
Loomis AB-Class B	16,470	$505,962
Rentokil Initial PLC	325,990	621,064

		27,900,593

Construction & Engineering - 0.1%
China State Construction International Holdings Ltd.	280,000	491,795
Grana y Montero SAA	53,020	189,459
Grana y Montero SAA (ADR)	4,615	83,255
Sino-Thai Engineering & Construction PCL	509,140	357,676

		1,122,185

Electrical Equipment - 0.7%
Sumitomo Electric Industries Ltd.	808,300	11,378,812

Industrial Conglomerates - 0.4%
Hutchison Whampoa Ltd.	437,000	5,971,020

Machinery - 0.6%
DMG MORI SEIKI AG	9,750	338,872
IHI Corp.	128,000	596,662
JTEKT Corp.	203,600	3,435,316
KION Group AG	8,610	372,811
Krones AG	5,290	524,066
KUKA AG	17,680	1,069,129
Melrose Industries PLC	88,896	395,578
Morgan Advanced Materials PLC	115,520	641,144
Nabtesco Corp.	27,000	597,537
Nachi-Fujikoshi Corp.	75,000	528,739
Pfeiffer Vacuum Technology AG	3,190	351,417
Vesuvius PLC	55,950	438,695

		9,289,966

Marine - 1.3%
AP Moeller-Maersk A/S-Class B	5,189	12,901,326
Nippon Yusen KK	2,918,000	8,417,200
Pacific Basin Shipping Ltd.	628,000	390,491

		21,709,017

Metals & Mining - 0.0%
NV Bekaert SA	11,450	427,870

Professional Services - 4.9%
Applus Services SA (a)	385,070	7,961,875
Bureau Veritas SA	734,930	20,411,543
Capita PLC	1,321,542	25,890,693
Intertek Group PLC	458,296	21,547,929
SGS SA	1,672	4,000,967
Teleperformance	35,260	2,160,092

		81,973,099

Road & Rail - 0.7%
Central Japan Railway Co.	63,700	9,093,055
East Japan Railway Co.	24,800	1,954,043
Localiza Rent a Car SA	15,540	256,292
National Express Group PLC	93,905	420,552
Nippon Express Co., Ltd.	85,000	412,272

		12,136,214

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.5%
Barloworld Ltd.	36,800	$350,347
Mitsubishi Corp.	384,100	7,994,814
Ramirent Oyj	28,440	317,911
Rexel SA	19,630	459,100

		9,122,172

		221,131,944

Consumer Staples - 10.7%
Beverages - 2.5%
Anheuser-Busch InBev NV	41,670	4,787,894
Asahi Group Holdings Ltd.	107,500	3,375,813
Britvic PLC	362,450	4,512,307
Carlsberg A/S-Class B	62,980	6,783,183
Cott Corp.	74,050	523,253
Diageo PLC	501,110	15,959,887
SABMiller PLC (London)	90,950	5,271,005

		41,213,342

Food & Staples Retailing - 2.4%
Alimentation Couche Tard, Inc.-Class B	165,330	4,528,931
Axfood AB	19,190	1,042,281
Clicks Group Ltd.	46,650	278,540
Eurocash SA	14,240	188,754
FamilyMart Co., Ltd.	11,400	491,486
Jean Coutu Group PJC, Inc. (The)-Class A	88,660	1,882,794
Jeronimo Martins SGPS SA	434,741	7,147,808
Koninklijke Ahold NV	549,645	10,306,441
Lenta Ltd. (GDR) (a)(b)	121,760	1,570,704
MARR SpA	25,360	473,579
Metro, Inc.	6,730	416,080
Olam International Ltd.	3,426,746	7,091,649
Sugi Holdings Co., Ltd.	37,900	1,729,364
Tsuruha Holdings, Inc.	36,600	2,019,712

		39,168,123

Food Products - 0.2%
Calbee, Inc.	16,500	454,733
Mayora Indah Tbk PT	130,667	324,285
Unilever PLC	46,977	2,129,442
Wei Chuan Foods Corp.	219,000	330,765

		3,239,225

Household Products - 1.4%
Henkel AG & Co. KGaA	118,402	11,907,177
LG Household & Health Care Ltd.	13,320	5,996,058
Pigeon Corp.	8,800	464,197
Reckitt Benckiser Group PLC	55,220	4,814,916

		23,182,348

Personal Products - 0.2%
Cosmax, Inc. (a)	3,490	328,373
Kao Corp.	85,200	3,355,496

		3,683,869

Company	Shares	U.S. $ Value
Tobacco - 4.0%
British American Tobacco PLC	460,214	$27,383,767
Imperial Tobacco Group PLC	261,160	11,749,073
Japan Tobacco, Inc.	750,800	27,375,752

		66,508,592

		176,995,499

Health Care - 8.6%
Biotechnology - 1.2%
Actelion Ltd. (REG) (a)	117,080	14,818,774
Basilea Pharmaceutica (a)	5,220	608,251
CSL Ltd.	46,350	2,909,526
Grifols SA (ADR)	12,091	532,609
Medy-Tox, Inc.	3,560	483,608
Taiwan Liposome Co., Ltd. (a)	46,000	475,803

		19,828,571

Health Care Equipment & Supplies - 0.1%
Draegerwerk AG & Co. KGaA (Preference Shares)	4,060	436,372
Ginko International Co., Ltd.	29,000	502,234
Sorin SpA (a)	142,820	419,123

		1,357,729

Health Care Providers & Services - 0.8%
Alfresa Holdings Corp.	31,100	2,005,102
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	201,500	419,098
Sonic Healthcare Ltd.	390,680	6,390,808
Suzuken Co., Ltd./Aichi Japan	103,800	3,866,647

		12,681,655

Life Sciences Tools & Services - 1.4%
Eurofins Scientific SE	75,570	23,244,627
Horizon Discovery Group PLC (a)	83,728	256,493

		23,501,120

Pharmaceuticals - 5.1%
Almirall SA (a)	13,540	219,601
Astellas Pharma, Inc.	669,500	8,804,302
AstraZeneca PLC	22,970	1,708,914
GlaxoSmithKline PLC	781,990	20,820,624
Kalbe Farma Tbk PT	4,139,500	579,478
Novartis AG	257,890	23,354,093
Novo Nordisk A/S-Class B	102,197	4,716,693
Orion Oyj-Class B	6,020	224,382
Richter Gedeon Nyrt	22,140	424,652
Roche Holding AG	81,000	24,134,501

		84,987,240

		142,356,315

Materials - 6.4%
Chemicals - 4.4%
Air Water, Inc.	18,000	288,126
Arkema SA	84,181	8,179,561
Chr Hansen Holding A/S	81,550	3,434,310

Company	Shares	U.S. $ Value
Denki Kagaku Kogyo KK	1,498,000	$5,755,588
EMS-Chemie Holding AG (REG)	6,290	2,509,997
Essentra PLC	1,331,748	17,389,310
Fuchs Petrolub SE (Preference Shares)	11,140	502,653
Givaudan SA (a)	3,810	6,347,180
Green Seal Holding Ltd. (a)	49,000	351,617
Hyosung Corp.	9,800	654,948
IMCD Group NV (a)	48,111	1,495,440
JSR Corp.	563,600	9,675,896
Kansai Paint Co., Ltd.	41,000	685,286
Koninklijke DSM NV	158,675	11,547,151
Lanxess AG	6,310	425,603
Nippon Shokubai Co., Ltd.	51,000	685,513
Potash Corp. of Saskatchewan, Inc.	83,940	3,186,362

		73,114,541

Construction Materials - 0.1%
Buzzi Unicem SpA	23,310	391,963
Cementos Pacasmayo SAA	125,130	211,494
Cemex Latam Holdings SA (a)	34,260	335,757
China National Building Material Co., Ltd.-Class H	284,000	250,430
CSR Ltd.	90,350	297,423

		1,487,067

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC	17,280	395,504

Metals & Mining - 1.4%
BlueScope Steel Ltd. (a)	79,373	406,530
Dowa Holdings Co., Ltd.	604,139	5,697,879
Mitsubishi Materials Corp.	143,000	501,676
MMC Norilsk Nickel OJSC (ADR)	262,790	5,205,870
Rio Tinto PLC	194,110	10,480,821
Ternium SA (Sponsored ADR)	9,420	263,101

		22,555,877

Paper & Forest Products - 0.5%
Mondi PLC	451,350	8,194,210

		105,747,199

Telecommunication Services - 6.1%
Diversified Telecommunication Services - 4.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	2,188,668	4,096,285
Deutsche Telekom AG	251,940	4,418,779
Hellenic Telecommunications Organization SA (a)	26,180	386,670
Nippon Telegraph & Telephone Corp.	178,500	11,125,518
Orange SA	952,100	15,064,423
Singapore Telecommunications Ltd.	1,080,000	3,336,240
Swisscom AG	12,820	7,446,834
TDC A/S	233,050	2,410,761
Telenor ASA	402,700	9,168,853
Telstra Corp., Ltd.	1,585,650	7,789,921
TELUS Corp.	68,760	2,562,753
Vivendi SA (a)	287,375	7,032,511
Ziggo NV	67,510	3,122,101

		77,961,649

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 1.4%
China Mobile Ltd.	477,000	$4,632,976
StarHub Ltd.	443,000	1,482,719
Vodafone Group PLC	5,122,797	17,121,813

		23,237,508

		101,199,157

Information Technology - 5.7%
Communications Equipment - 0.0%
Pace PLC	72,790	442,101

Electronic Equipment, Instruments & Components - 0.0%
Ju Teng International Holdings Ltd.	430,000	308,648
Largan Precision Co., Ltd.	2,000	159,556

		468,204

Internet Software & Services - 0.8%
Baidu, Inc. (Sponsored ADR) (a)	9,080	1,696,235
Telecity Group PLC	958,036	12,356,419

		14,052,654

IT Services - 1.5%
Alten SA	11,970	568,738
Amadeus IT Holding SA-Class A	208,800	8,607,421
Computacenter PLC	39,115	400,979
DH Corp.	43,540	1,266,967
Fujitsu Ltd.	967,000	7,245,577
Itochu Techno-Solutions Corp.	14,200	617,263
Obic Co., Ltd.	162,500	5,359,255
Wirecard AG	9,750	420,496

		24,486,696

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Semiconductor Engineering, Inc.	1,471,000	1,906,127
ASM International NV	9,450	391,675
Hermes Microvision, Inc.	11,000	436,804
Kinsus Interconnect Technology Corp.	120,000	539,324
Novatek Microelectronics Corp.	1,140,000	5,606,791
Samsung Electronics Co., Ltd. (GDR) (London) (b)	11,020	7,113,944
Sumco Corp.	581,800	5,332,708
Tokyo Electron Ltd.	67,600	4,607,232

		25,934,605

Software - 0.9%
Capcom Co., Ltd.	25,700	435,748
Constellation Software, Inc./Canada	6,380	1,626,077
Dassault Systemes	12,700	1,632,978
GameLoft SE (a)	42,700	394,165
Open Text Corp.	32,570	1,562,798
Oracle Corp. Japan	83,400	3,648,142
SAP AG	51,381	3,959,147
SDL PLC (a)	60,020	351,553
UBISOFT Entertainment (a)	26,110	480,648

		14,091,256

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 0.9%
Asustek Computer, Inc.	479,000	$5,353,271
Casetek Holdings Ltd.	74,000	434,927
Catcher Technology Co., Ltd.	1,033,000	9,640,281

		15,428,479

		94,903,995

Energy - 3.3%
Energy Equipment & Services - 0.5%
Aker Solutions ASA	364,587	6,327,802
Deep Sea Supply PLC (a)	125,596	203,554
Deep Sea Supply PLC (a)	12,630	19,973
Pason Systems, Inc.	50,280	1,413,617

		7,964,946

Oil, Gas & Consumable Fuels - 2.8%
Africa Oil Corp. (a)	29,200	202,931
BG Group PLC	602,286	12,709,051
Gaztransport Et Technigaz SA	7,404	482,685
Gran Tierra Energy, Inc. (a)	33,990	276,176
JX Holdings, Inc.	3,608,000	19,307,214
KrisEnergy Ltd. (a)	395,000	256,577
Ophir Energy PLC (a)	51,216	193,095
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	47,878	1,976,887
Statoil ASA	339,930	10,449,059

		45,853,675

		53,818,621

Utilities - 1.2%
Electric Utilities - 0.7%
EDP - Energias de Portugal SA	1,300,850	6,527,155
Power Assets Holdings Ltd.	526,500	4,618,624

		11,145,779

Gas Utilities - 0.0%
ENN Energy Holdings Ltd.	52,000	373,397

Independent Power Producers & Energy Traders - 0.5%
APR Energy PLC	602,804	6,690,563
Electric Power Development Co., Ltd.	14,800	480,270
Huadian Fuxin Energy Corp., Ltd.-Class H	996,000	520,616

		7,691,449

Water Utilities - 0.0%
Pennon Group PLC	32,210	432,943

		19,643,568

Funds and Investment Trusts - 0.4%
B&M European Value Retail SA (a)	1,408,220	6,627,576

Total Common Stocks (cost $1,339,304,544)		1,598,538,108

Company	Shares	U.S. $ Value
WARRANTS - 1.9%
Financials - 1.1%
Banks - 0.0%
FBN Holdings PLC, Merrill Lynch Intl & Co., expiring 1/20/16 (a)	3,107,760	$297,611

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Deutsche Bank AG, expiring 1/30/17 (a)(b)	586,810	9,681,461

Consumer Finance - 0.3%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	147,020	2,211,115
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	883,608	2,787,166

		4,998,281

Real Estate Management & Development - 0.2%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	1,095,601	2,508,782

		17,486,135

Information Technology - 0.5%
IT Services - 0.2%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	34,950	1,408,274
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 1/08/19 (a)	49,965	2,008,710

		3,416,984

Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(b)	84,310	4,046,713

		7,463,697

Health Care - 0.2%
Pharmaceuticals - 0.2%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 12/19/18 (a)	3,090	54,040
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(b)	20,650	360,640
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	222,800	2,551,003

		2,965,683

Consumer Discretionary - 0.1%
Auto Components - 0.0%
Motherson, JPMorgan Chase Bank, NA, expiring 10/26/18 (a)	73,340	395,739

Automobiles - 0.1%
Tata Motors Ltd., Merrill Lynch Intl & Co., expiring 8/31/18 (a)	392,640	1,927,398

		2,323,137

Company	Shares	U.S. $ Value
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Adani Ports and Special Economic Zone Ltd., Merrill Lynch Intl & Co., expiring 11/07/18 (a)	110,500	$448,938

Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (a)(b)	6,506	308,975

Total Warrants (cost $23,563,723)		30,996,565

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
State Street Bank & Trust Co. 0.00%, dated 6/30/14 due 7/1/14 in the amount of $5,340,409 (collateralized by $5,490,000 U.S. Treasury Note, 1.25%, due 11/30/2018, value $5,448,825) (cost $5,340,409)	$5,340	5,340,409

Total Investments - 98.7% (cost $1,368,208,676) (c)		1,634,875,082
Other assets less liabilities - 1.3%		21,968,292

Net Assets - 100.0%		$1,656,843,374

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	69,989	SEK	469,108	9/17/14	$165,532
BNP Paribas SA	USD	51,864	GBP	30,501	9/17/14	302,270
Citibank, NA	USD	54,462	AUD	58,558	9/17/14	455,618
Credit Suisse International	CHF	91,912	USD	102,247	9/17/14	(1,465,255)
Credit Suisse International	GBP	55,076	USD	92,225	9/17/14	(1,972,810)
Credit Suisse International	NOK	123,651	USD	20,041	9/17/14	(58,924)
Credit Suisse International	USD	24,325	NZD	27,960	9/17/14	(20,260)
Deutsche Bank AG	USD	138,694	EUR	102,390	9/17/14	1,548,678
Goldman Sachs Bank USA	BRL	45,199	USD	20,522	7/02/14	65,016
Goldman Sachs Bank USA	USD	20,434	BRL	45,199	7/02/14	23,120
Goldman Sachs Bank USA	BRL	45,199	USD	20,247	8/04/14	(18,610)
Goldman Sachs Bank USA	JPY	17,422,531	USD	171,596	9/17/14	(479,415)
HSBC Bank USA	CAD	19,648	USD	17,973	9/17/14	(405,507)
HSBC Bank USA	HKD	538,840	USD	69,521	9/17/14	24,716
Morgan Stanley & Co., Inc.	USD	79,066	CHF	70,661	9/17/14	666,811
Royal Bank of Scotland PLC	BRL	45,199	USD	19,987	7/02/14	(469,488)
Royal Bank of Scotland PLC	USD	20,522	BRL	45,199	7/02/14	(65,016)
Royal Bank of Scotland PLC	JPY	2,151,462	USD	21,163	9/17/14	(85,882)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	21,571	NZD	25,549	9/17/14	$638,173
UBS AG	CAD	16,427	USD	15,100	9/17/14	(265,753)
UBS AG	USD	38,908	EUR	28,615	9/17/14	285,929
UBS AG	USD	51,199	NOK	307,207	9/17/14	(1,260,977)

						$(2,392,034)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $30,166,297 or 1.8% of net assets.
(c)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $292,890,374 and gross unrealized depreciation of investments was $(26,223,968), resulting in net unrealized appreciation of $266,666,406.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

International Portfolio

Country Breakdown*

June 30, 2014 (unaudited)

24.5%	United Kingdom
19.8%	Japan
11.4%	France
7.3%	Switzerland
4.6%	Hong Kong
4.1%	Germany
3.5%	Denmark
2.6%	Australia
2.1%	Canada
2.1%	Netherlands
1.9%	Singapore
1.9%	Norway
1.7%	Brazil
12.5%	Other

100.0%	Total Investments

*	All data are as of June 30, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Argentina, Austria, Belgium, China, Colombia, Finland, Georgia, Greece, Hungary, India, Indonesia, Ireland, Israel, Italy, Mexico, New Zealand, Nigeria, Peru, Philippines, Poland, Portugal, Qatar, Russia, South Africa, South Korea, Spain, Sweden, Taiwan, Thailand, Turkey, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc. - International Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$29,919,081		$331,961,892		$	– 0	–	$361,880,973
Consumer Discretionary	76,585,066		237,648,195			– 0	–	314,233,261
Industrials	10,015,267		211,116,677			– 0	–	221,131,944
Consumer Staples	10,570,956		166,424,543			– 0	–	176,995,499
Health Care	1,208,200		141,148,115			– 0	–	142,356,315
Materials	10,698,024		95,049,175			– 0	–	105,747,199
Telecommunication Services	2,562,753		98,636,404			– 0	–	101,199,157
Information Technology	6,904,609		87,999,386			– 0	–	94,903,995
Energy	2,385,546		51,433,075			– 0	–	53,818,621
Utilities	– 0	–	19,643,568			– 0	–	19,643,568
Funds and Investment Trusts	6,627,576		– 0	–		– 0	–	6,627,576
Warrants	– 0	–	30,996,565			– 0	–	30,996,565
Short-Term Investments	– 0	–	5,340,409			– 0	–	5,340,409

Total Investments in Securities	157,477,078		1,477,398,004	+		– 0	–	1,634,875,082
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	4,175,863			– 0	–	4,175,863
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(6,567,897)			– 0	–	(6,567,897)

Total (a)**	$157,477,078		$1,475,005,970			$–0	–	$1,632,483,048

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $49,773,104 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools.
**	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades			Total
Balance as of 9/30/13		$23,055,999			$1,525,585			$24,581,584
Accrued discounts/(premiums)		– 0	–		1,371			1,371
Realized gain (loss)		(286,914)			(9,561)			(296,475)
Change in unrealized appreciation/depreciation		245,866			495			246,361
Purchases		– 0	–		– 0	–		– 0	–
Sales		(1,021,676)			(1,517,890)			(2,539,566)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(21,993,275)			– 0	–		(21,993,275	)+

Balance as of 6/30/14	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$	– 0	–	$	– 0	–	$	– 0	–

+	An amount of $21,993,275 was transferred out of Level 3 into Level 2 as these securities were priced by third party vendor during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 28.9%
Banks - 18.0%
Abu Dhabi Commercial Bank PJSC	1,964,200	$3,775,662
Axis Bank Ltd.	101,130	3,225,368
Banco Bradesco SA (Preference Shares)	516,700	7,495,015
Banco do Brasil SA	2,282,500	25,671,023
Bangkok Bank PCL (NVDR)	1,130,600	6,724,040
Bank Mandiri Persero Tbk PT	7,483,500	6,129,257
Bank Muscat SAOG	621,700	1,097,741
Bank of Baroda	472,052	6,885,373
China Construction Bank Corp.-Class H	29,716,400	22,473,058
China Merchants Bank Co., Ltd.-Class H	3,296,000	6,506,313
Credicorp Ltd.	68,350	10,626,374
DGB Financial Group, Inc.	447,710	6,704,648
First Gulf Bank PJSC	1,430,037	6,194,166
Grupo Financiero Banorte SAB de CV-Class O	1,865,739	13,342,835
Grupo Financiero Santander Mexico SAB de CV (ADR)-Class B	419,337	5,568,795
HDFC Bank Ltd.	916,590	12,525,055
ICICI Bank Ltd.	126,230	2,972,282
ICICI Bank Ltd. (Sponsored ADR)	72,860	3,635,714
Industrial & Commercial Bank of China Ltd.-Class H	36,777,000	23,255,374
Itausa - Investimentos Itau SA (Preference Shares)	391,000	1,537,809
Kasikornbank PCL (NVDR)	1,784,000	11,212,851
KB Financial Group, Inc.	262,747	9,130,951
Komercni Banka AS	58,289	13,405,477
Punjab National Bank	297,271	4,907,745
Sberbank of Russia (Sponsored ADR)	1,418,303	14,424,142
Shinhan Financial Group Co., Ltd.	106,890	4,931,507
State Bank of India	95,630	4,267,740
Union Bank of India	1,297,824	5,196,394

		243,822,709

Capital Markets - 0.1%
China Cinda Asset Management Co., Ltd.-Class H (a)	1,534,931	762,389

Consumer Finance - 1.0%
Muthoot Finance Ltd.	1,843,751	5,804,770
Shriram Transport Finance Co., Ltd.	561,191	8,408,154

		14,212,924

Insurance - 2.4%
AIA Group Ltd.	2,815,400	14,164,453
BB Seguridade Participacoes SA	1,231,600	18,082,419

		32,246,872

Real Estate Management & Development - 6.0%
Ayala Land, Inc.	7,207,500	5,039,019
BR Malls Participacoes SA	436,358	3,712,845
China Overseas Land & Investment Ltd.	3,132,000	7,596,816
CIFI Holdings Group Co., Ltd.	13,848,000	2,554,936
Country Garden Holdings Co., Ltd.	17,469,000	6,894,363
Emaar Properties PJSC	3,225,321	7,390,226
Global Logistic Properties Ltd.	8,546,000	18,521,222
Greentown China Holdings Ltd.	2,052,000	2,047,131

Company	Shares	U.S. $ Value
Hang Lung Properties Ltd.	2,727,000	$8,409,610
Huaku Development Co., Ltd. (a)	627,000	1,501,065
KWG Property Holding Ltd.	12,647,800	7,261,460
LPN Development PCL	2,766,600	1,730,457
Pruksa Real Estate PCL	4,115,700	3,709,266
Shimao Property Holdings Ltd.	1,863,000	3,432,259
Supalai PCL	2,651,400	1,789,113

		81,589,788

Thrifts & Mortgage Finance - 1.4%
Housing Development Finance Corp.	1,165,525	19,135,213

		391,769,895

Information Technology - 19.4%
Communications Equipment - 0.6%
BYD Electronic International Co., Ltd.	8,929,500	7,663,224

Electronic Equipment, Instruments & Components - 1.5%
Innolux Corp. (a)	4,149,000	1,945,496
Ju Teng International Holdings Ltd.	4,620,000	3,316,170
LG Display Co., Ltd. (a)	253,490	7,980,037
Unimicron Technology Corp.	648,000	627,394
Yageo Corp.	9,099,100	6,484,642

		20,353,739

Internet Software & Services - 0.8%
Baidu, Inc. (Sponsored ADR) (a)	54,436	10,169,189

IT Services - 2.0%
HCL Technologies Ltd.	605,809	15,146,034
QIWI PLC (Sponsored ADR)	18,570	748,928
Tata Consultancy Services Ltd.	286,950	11,522,550

		27,417,512

Semiconductors & Semiconductor Equipment - 11.8%
Advanced Semiconductor Engineering, Inc.	11,319,794	14,668,226
Advanced Semiconductor Engineering, Inc. (ADR)	1,018,930	6,623,045
King Yuan Electronics Co., Ltd.	7,188,000	6,757,747
Kinsus Interconnect Technology Corp.	1,485,000	6,674,136
Novatek Microelectronics Corp.	635,000	3,123,081
Samsung Electronics Co., Ltd.	43,981	57,436,927
Samsung Electronics Co., Ltd. (Preference Shares)	4,146	4,344,575
SK Hynix, Inc. (a)	545,830	26,209,588
Taiwan Semiconductor Manufacturing Co., Ltd.	8,044,120	34,039,041

		159,876,366

Technology Hardware, Storage & Peripherals - 2.7%
Asustek Computer, Inc.	708,000	7,912,560
Casetek Holdings Ltd.	803,000	4,719,541
Catcher Technology Co., Ltd.	1,243,000	11,600,068
Inventec Corp.	8,453,000	8,099,929
Lite-On Technology Corp.	2,912,375	4,864,026

		37,196,124

		262,676,154

Company	Shares	U.S. $ Value
Consumer Discretionary - 15.0%
Auto Components - 0.7%
Hyundai Mobis	33,212	$9,327,352

Automobiles - 3.8%
Great Wall Motor Co., Ltd.-Class H	411,000	1,528,364
Hyundai Motor Co.	71,510	16,212,799
Hyundai Motor Co. (Preference Shares)	36,279	5,432,853
Kia Motors Corp.	198,690	11,115,790
Tata Motors Ltd.	640,630	4,603,268
Tata Motors Ltd.-Class A	2,648,900	13,004,478

		51,897,552

Diversified Consumer Services - 2.7%
Estacio Participacoes SA	1,465,500	19,400,713
Kroton Educacional SA	616,800	17,296,641

		36,697,354

Hotels, Restaurants & Leisure - 3.0%
Ajisen China Holdings Ltd.	4,165,000	3,234,097
Galaxy Entertainment Group Ltd.	229,000	1,824,373
Melco Crown Entertainment Ltd. (ADR)	126,590	4,520,529
Melco International Development Ltd.	2,117,000	6,413,637
MGM China Holdings Ltd.	1,134,000	3,940,162
Yum! Brands, Inc.	258,470	20,987,764

		40,920,562

Household Durables - 1.1%
Even Construtora e Incorporadora SA	1,486,700	4,407,280
Rossi Residencial SA (a)	2,161,595	1,692,491
Skyworth Digital Holdings Ltd.	7,616,000	3,636,059
Steinhoff International Holdings Ltd.	821,880	4,581,916

		14,317,746

Internet & Catalog Retail - 0.4%
JD.com, Inc. (ADR) (a)	172,326	4,913,014

Media - 0.1%
Naspers Ltd.-Class N	13,170	1,550,674

Specialty Retail - 0.9%
Chow Tai Fook Jewellery Group Ltd.	4,359,771	6,675,387
Mr. Price Group Ltd.	123,110	2,093,161
Zhongsheng Group Holdings Ltd.	3,042,500	3,926,130

		12,694,678

Textiles, Apparel & Luxury Goods - 2.3%
Cie Financiere Richemont SA (Johannesburg)	1,847,343	19,431,169
Pacific Textiles Holdings Ltd.	1,827,000	2,293,651
Shenzhou International Group Holdings Ltd.	970,000	3,321,741
Yue Yuen Industrial Holdings Ltd.	1,788,000	6,051,704

		31,098,265

		203,417,197

Consumer Staples - 8.3%
Beverages - 0.5%
SABMiller PLC (Johannesburg)	121,620	7,052,184

Company	Shares	U.S. $ Value
Food & Staples Retailing - 4.1%
7-Eleven Malaysia Holdings Bhd (a)	4,680,109	$2,434,065
Bizim Toptan Satis Magazalari AS	109,634	975,868
Jeronimo Martins SGPS SA	547,235	8,997,381
Lenta Ltd. (GDR) (a)(b)	1,041,234	12,807,178
Lenta Ltd. (GDR) (a)(b)	166,610	2,149,269
Magnit OJSC (Sponsored GDR) (b)	204,198	12,038,535
Olam International Ltd.	3,731,181	7,721,677
Wal-Mart de Mexico SAB de CV	2,959,240	7,933,277

		55,057,250

Food Products - 0.8%
Gruma SAB de CV-Class B (a)	262,075	3,136,577
JBS SA	942,500	3,241,910
MHP SA (GDR) (b)	352,970	5,294,550

		11,673,037

Household Products - 1.3%
Kimberly-Clark de Mexico SAB de CV-Class A	775,939	2,177,665
LG Household & Health Care Ltd.	32,375	14,573,751
LG Household & Health Care Ltd. (Preference Shares)	2,020	448,201

		17,199,617

Tobacco - 1.6%
British American Tobacco PLC	306,610	18,243,984
Gudang Garam Tbk PT	833,500	3,762,450

		22,006,434

		112,988,522

Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
China Petroleum & Chemical Corp.-Class H	18,283,100	17,406,042
Gazprom OAO (Sponsored ADR)	2,547,612	22,202,439
KazMunaiGas Exploration Production JSC (GDR) (b)	220,704	3,515,140
LUKOIL OAO (London) (Sponsored ADR)	421,000	25,184,220
NovaTek OAO (Sponsored GDR) (b)	103,070	12,808,023
Petroleo Brasileiro SA (Sponsored ADR)	810,976	12,683,665
PTT PCL	399,400	3,913,394

		97,712,923

Industrials - 5.7%
Airlines - 0.4%
Air Arabia PJSC	4,170,300	1,407,315
Turk Hava Yollari	1,510,867	4,632,817

		6,040,132

Commercial Services & Supplies - 0.8%
Edenred	345,112	10,465,156

Construction & Engineering - 0.7%
IRB Infrastructure Developers Ltd.	1,137,850	4,349,403

Company	Shares	U.S. $ Value
Larsen & Toubro Ltd.	179,490	$5,086,669

		9,436,072

Electrical Equipment - 0.3%
Amara Raja Batteries Ltd.	603,264	4,710,093

Industrial Conglomerates - 1.7%
Alliance Global Group, Inc.	15,849,300	10,560,251
Bidvest Group Ltd.	256,978	6,829,568
SM Investments Corp.	264,037	4,935,653

		22,325,472

Professional Services - 0.4%
51job, Inc. (ADR) (a)	79,248	5,227,198

Road & Rail - 0.9%
Globaltrans Investment PLC (Sponsored GDR) (b)	358,272	4,102,215
Localiza Rent a Car SA	453,462	7,478,685

		11,580,900

Transportation Infrastructure - 0.5%
Jiangsu Expressway Co., Ltd.-Class H	6,136,000	7,301,024

		77,086,047

Materials - 4.6%
Chemicals - 1.0%
Hyosung Corp.	99,830	6,671,785
UPL Ltd.	1,191,620	6,782,143

		13,453,928

Construction Materials - 0.8%
China National Building Material Co., Ltd.-Class H	6,534,000	5,761,646
Grasim Industries Ltd.	13,134	747,162
Grasim Industries Ltd. (GDR) (b)	65,566	3,746,947
West China Cement Ltd.	13,990,400	1,298,239

		11,553,994

Metals & Mining - 1.5%
KGHM Polska Miedz SA	37,840	1,551,368
Korea Zinc Co., Ltd.	5,550	2,176,218
MMC Norilsk Nickel OJSC (ADR)	246,970	4,892,476
Real Gold Mining Ltd. (a)(c)(d)	1,788,000	23
Sberbank of Russia (GDR) (b)	170,202	1,451,823
Ternium SA (Sponsored ADR)	151,490	4,231,116
Vale SA (Sponsored ADR) (Local Preference Shares)	372,120	4,428,228
Vale SA (Sponsored ADR)-Class B	88,810	1,174,956

		19,906,208

Paper & Forest Products - 1.3%
China Forestry Holdings Co., Ltd. (a)(c)(d)	6,430,000	83
Nine Dragons Paper Holdings Ltd.	5,364,000	3,659,580

Company	Shares	U.S. $ Value
Sappi Ltd. (a)	3,946,874	$14,252,845

		17,912,508

		62,826,638

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 0.4%
Telekomunikasi Indonesia Persero Tbk PT	23,082,500	4,801,219

Wireless Telecommunication Services - 2.8%
China Mobile Ltd.	1,774,000	17,230,397
SK Telecom Co., Ltd.	28,460	6,652,652
Tower Bersama Infrastructure Tbk PT	5,518,500	3,747,273
Turkcell Iletisim Hizmetleri AS (a)	1,677,910	10,502,179

		38,132,501

		42,933,720

Health Care - 2.7%
Health Care Providers & Services - 0.5%
Bangkok Dusit Medical Services PCL-Class F	459,000	236,183
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	3,119,700	6,488,641

		6,724,824

Pharmaceuticals - 2.2%
Glenmark Pharmaceuticals Ltd.	385,936	3,658,424
Lupin Ltd.	209,917	3,664,927
Richter Gedeon Nyrt	411,440	7,891,545
Sun Pharmaceutical Industries Ltd.	1,243,915	14,225,783

		29,440,679

		36,165,503

Utilities - 2.5%
Electric Utilities - 0.3%
Light SA	463,700	4,524,721

Independent Power Producers & Energy Traders - 1.3%
APR Energy PLC	487,664	5,412,617
China Resources Power Holdings Co., Ltd.	1,788,000	5,084,167
NTPC Ltd.	2,566,850	6,653,633

		17,150,417

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	491,700	5,240,794
Cia de Saneamento de Minas Gerais-COPASA	345,400	6,331,161

		11,571,955

		33,247,093

Total Common Stocks (cost $1,160,483,226)		1,320,823,692

Company	Shares	U.S. $ Value
WARRANTS - 0.9%
Financials - 0.6%
Banks - 0.4%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG, expiring 5/26/17 (a)	348,648	$5,927,792

Real Estate Management & Development - 0.2%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	1,213,850	2,779,556

		8,707,348

Industrials - 0.3%
Industrial Conglomerates - 0.3%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (a)	2,360,440	3,983,582

Total Warrants (cost $11,294,338)		12,690,930

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 0.0%
Financial Institutions - 0.0%
Banking - 0.0%
Bank Muscat SAOG 4.50%, 3/20/17 (cost $0)	OMR 92	257

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
State Street Bank & Trust Co. 0.00%, dated 6/30/14 due 7/1/14 in the amount of $9,000,129 (collateralized by $9,250,000 U.S. Treasury Note, 1.25%, due 11/30/2018, value $9,180,625) (cost $9,000,129)	$ 9,000	9,000,129

Total Investments - 99.1% (cost $1,180,777,693) (e)		1,342,515,008
Other assets less liabilities - 0.9%		12,509,924

Net Assets - 100.0%		$1,355,024,932

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $57,913,680 or 4.3% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $237,805,706 and gross unrealized depreciation of investments was $(76,068,391), resulting in net unrealized appreciation of $161,737,315.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

OMR	-	Oman Rial

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

COUNTRY BREAKDOWN*

June 30, 2014 (unaudited)

14.2%	South Korea
14.2%	China
13.1%	India
10.8%	Brazil
9.0%	Taiwan
8.2%	Russia
4.4%	Hong Kong
2.4%	Mexico
2.3%	United Kingdom
2.2%	Thailand
2.2%	South Africa
2.0%	Singapore
1.6%	United Arab Emirates
1.5%	Philippines
11.9%	Other

100.0%	Total Investments

*	All data are as of June 30, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Argentina, Cyprus, Czech Republic, France, Hungary, Indonesia, Kazakhstan, Malaysia, Oman, Peru, Poland, Portugal, Qatar, Sri Lanka, Switzerland, Turkey, Ukraine and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$107,872,633		$283,897,262		$	– 0	–	$391,769,895
Information Technology	17,541,162		245,134,992			– 0	–	262,676,154
Consumer Discretionary	75,512,083		127,905,114			– 0	–	203,417,197
Consumer Staples	30,385,486		82,603,036			– 0	–	112,988,522
Energy	65,502,872		32,210,051			– 0	–	97,712,923
Industrials	16,808,098		60,277,949			– 0	–	77,086,047
Materials	14,726,776		48,099,756			106		62,826,638
Telecommunication Services	3,747,273		39,186,447			– 0	–	42,933,720
Health Care	6,488,641		29,676,862			– 0	–	36,165,503
Utilities	16,096,676		17,150,417			– 0	–	33,247,093
Warrants	– 0	–	12,690,930			– 0	–	12,690,930
Corporates - Investment Grades	– 0	–	– 0	–		257		257

Short-Term Investments	– 0	–	9,000,129		– 0	–	9,000,129

Total Investments in Securities	354,681,700		987,832,945	+	363		1,342,515,008
Other Financial Instruments*	– 0	–	– 0	–	– 0	–	– 0	–

Total (a)**	$354,681,700		$987,832,945		$363		$1,342,515,008

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $16,412,370 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools.
**	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

	Common Stocks - Materials			Warrants			Corporates - Investment Grades
Balance as of 9/30/13		$106			$10,126,291		$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		634
Realized gain (loss)		– 0	–		– 0	–		(4,423)
Change in unrealized appreciation/depreciation		– 0	–		– 0	–		487
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		(702,152)
Transfers in to Level 3		– 0	–		– 0	–		705,711
Transfers out of Level 3		– 0	–		(10,126,291)			– 0	–

Balance as of 6/30/14		$106		$	– 0	–		$257

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$	– 0	–	$	– 0	–		$257

	Corporates - Non- Investment Grades			Total
Balance as of 9/30/13		$705,711			$10,832,108
Accrued discounts/(premiums)		– 0	–		634
Realized gain (loss)		– 0	–		(4,423)
Change in unrealized appreciation/depreciation		– 0	–		487
Purchases		– 0	–		– 0	–
Sales		– 0	–		(702,152)
Transfers in to Level 3		– 0	–		705,711
Transfers out of Level 3		(705,711)			(10,832,002	)+

Balance as of 6/30/14	$	– 0	–		$363

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$	– 0	–		$257

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 22.5%
Industrial - 12.6%
Basic - 1.9%
Barrick North America Finance LLC 4.40%, 5/30/21	U.S.$	4,097	$4,286,584
Basell Finance Co. BV 8.10%, 3/15/27 (a)		3,560	4,782,575
Cia Minera Milpo SAA 4.625%, 3/28/23 (a)		5,011	4,961,908
Dow Chemical Co. (The)
4.375%, 11/15/42		2,674	2,552,689
7.375%, 11/01/29		700	932,587
8.55%, 5/15/19		3,226	4,146,278
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)(b)		10,000	9,900,597
5.75%, 1/30/21 (a)		193	206,027
Glencore Funding LLC 4.125%, 5/30/23 (a)		3,382	3,396,681
International Paper Co.
3.65%, 6/15/24		1,794	1,798,234
4.75%, 2/15/22		3,860	4,256,295
LyondellBasell Industries NV 5.75%, 4/15/24		6,074	7,166,658
Minsur SA 6.25%, 2/07/24 (a)		7,730	8,386,166
Rio Tinto Finance USA PLC
2.875%, 8/21/22		5,160	5,038,451
3.50%, 3/22/22		2,202	2,259,547
Sociedad Quimica y Minera de Chile SA 3.625%, 4/03/23 (a)(b)		4,581	4,257,511
Vale SA 5.625%, 9/11/42		1,028	1,007,132
Yamana Gold, Inc. 4.95%, 7/15/24 (a)		6,551	6,594,073

			75,929,993

Capital Goods - 0.8%
Embraer SA 5.15%, 6/15/22		3,276	3,529,890
Odebrecht Finance Ltd. 5.25%, 6/27/29 (a)		4,673	4,651,972
Owens Corning 6.50%, 12/01/16 (c)		8,371	9,335,791
Republic Services, Inc.
3.80%, 5/15/18		8	8,571
5.25%, 11/15/21		4,903	5,586,782
5.50%, 9/15/19		6,718	7,709,510
United Technologies Corp. 4.875%, 5/01/15		5	5,191

			30,827,707

Communications - Media - 0.7%
21st Century Fox America, Inc.
6.15%, 2/15/41		5,925	7,180,881
6.55%, 3/15/33		3,525	4,390,912

	Principal Amount (000)		U.S. $ Value
CBS Corp. 8.875%, 5/15/19	U.S.$	10	$12,964
NBCUniversal Enterprise, Inc. 5.25%, 3/19/21 (a)(d)		5,187	5,420,415
Time Warner Cable, Inc.
4.00%, 9/01/21		12	12,819
4.125%, 2/15/21		9,385	10,133,435
8.75%, 2/14/19		10	12,825

			27,164,251

Communications - Telecommunications - 1.9%
American Tower Corp. 5.05%, 9/01/20		10,745	11,972,788
AT&T, Inc.
1.40%, 12/01/17		16	15,933
4.30%, 12/15/42		2,827	2,676,081
5.35%, 9/01/40		2,103	2,287,475
5.80%, 2/15/19		50	58,175
Deutsche Telekom International Finance BV 4.875%, 3/06/42 (a)		10,746	11,240,294
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
1.75%, 1/15/18		15	15,021
3.80%, 3/15/22		3,001	3,098,881
4.45%, 4/01/24		4,224	4,478,809
4.60%, 2/15/21		3,225	3,521,158
5.20%, 3/15/20		1,156	1,302,242
Globo Comunicacao e Participacoes SA 5.307%, 5/11/22 (a)(e)		3,075	3,259,500
Rogers Communications, Inc. 4.00%, 6/06/22	CAD	1,130	1,101,979
Telefonica Emisiones SAU 5.462%, 2/16/21	U.S.$	4,705	5,342,382
Verizon Communications, Inc.
5.15%, 9/15/23		8,226	9,205,659
6.55%, 9/15/43		12,928	16,269,125

			75,845,502

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		11,532	12,828,785
5.875%, 8/02/21		4,933	5,791,653
Harley-Davidson Funding Corp. 5.75%, 12/15/14 (a)		9,394	9,614,411

			28,234,849

Consumer Cyclical - Entertainment - 0.3%
Time Warner, Inc.
4.70%, 1/15/21		5,650	6,256,239
7.625%, 4/15/31		5	6,870
Viacom, Inc.
5.25%, 4/01/44		3,368	3,558,070
5.625%, 9/15/19		2,220	2,559,949

			12,381,128

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp. 5.00%, 2/01/19	U.S.$	25	$28,373

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp. 4.125%, 7/15/17		2,031	2,174,033
Macy’s Retail Holdings, Inc. 3.875%, 1/15/22		36	37,578

			2,211,611

Consumer Non-Cyclical - 0.8%
Actavis Funding SCS 3.85%, 6/15/24 (a)		2,531	2,558,466
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		5,363	5,585,967
8.50%, 6/15/19		5	6,283
Grupo Bimbo SAB de CV 3.875%, 6/27/24 (a)		6,479	6,466,172
Kroger Co. (The) 3.40%, 4/15/22		8,097	8,206,755
Reynolds American, Inc. 3.25%, 11/01/22		5,431	5,239,622
Thermo Fisher Scientific, Inc. 4.15%, 2/01/24		3,518	3,678,952

			31,742,217

Energy - 3.6%
DCP Midstream LLC 5.35%, 3/15/20 (a)		3,019	3,341,538
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		3,212	3,241,801
Encana Corp. 3.90%, 11/15/21		3,815	4,031,009
Energy Transfer Partners LP
6.70%, 7/01/18		3,915	4,584,027
7.50%, 7/01/38		8,376	10,889,554
Enterprise Products Operating LLC
3.35%, 3/15/23		5	5,009
5.20%, 9/01/20		2,133	2,435,195
Hess Corp. 7.875%, 10/01/29		765	1,054,157
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		12,863	13,156,238
4.15%, 3/01/22		3,287	3,414,565
Nabors Industries, Inc. 5.10%, 9/15/23		5,655	6,174,174
National Oilwell Varco, Inc. 2.60%, 12/01/22		14	13,499
Noble Energy, Inc. 8.25%, 3/01/19		10,609	13,374,416
Noble Holding International Ltd.
3.95%, 3/15/22		2,750	2,816,715
4.90%, 8/01/20		975	1,075,554
Reliance Holding USA, Inc. 5.40%, 2/14/22 (a)		6,968	7,497,986

	Principal Amount (000)		U.S. $ Value
Rio Oil Finance Trust
Series 2014-1
6.25%, 7/06/24 (a)	U.S.$	5,184	$5,430,240
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		3,870	4,071,851
TransCanada PipeLines Ltd.
6.35%, 5/15/67		12,800	13,328,000
Transocean, Inc.
6.375%, 12/15/21		21	24,294
6.50%, 11/15/20		8,310	9,611,005
Valero Energy Corp.
6.125%, 2/01/20		6,995	8,266,131
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		6,870	9,015,467
Williams Partners LP
3.35%, 8/15/22		13	12,894
5.25%, 3/15/20		10,223	11,531,564

			138,396,883

Services - 0.1%
Omnicom Group, Inc.
3.625%, 5/01/22		3,557	3,659,338

Technology - 0.8%
Baidu, Inc.
2.25%, 11/28/17		765	773,599
2.75%, 6/09/19		998	1,001,887
3.25%, 8/06/18		5,453	5,633,849
Hewlett-Packard Co.
4.65%, 12/09/21		2,366	2,581,334
Motorola Solutions, Inc.
7.50%, 5/15/25		985	1,252,720
Seagate HDD Cayman
4.75%, 1/01/25 (a)		3,629	3,601,783
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2,401	2,495,621
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		6,326	6,467,519
Total System Services, Inc.
2.375%, 6/01/18		2,940	2,941,646
3.75%, 6/01/23		3,042	2,961,776

			29,711,734

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		6,475	6,543,447
5.75%, 12/15/16		4,235	4,678,235

			11,221,682

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		6,813	6,953,109
5.00%, 4/07/18 (a)		6,572	7,156,073
Ryder System, Inc.
5.85%, 11/01/16		3,664	4,035,215
7.20%, 9/01/15		3,547	3,806,190

			21,950,587

			489,305,855

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 8.8%
Banking - 5.3%
American Express Co.
2.65%, 12/02/22	U.S.$	17	$16,578
Bank of America Corp.
3.30%, 1/11/23		2,739	2,699,712
4.875%, 4/01/44		5,732	5,915,051
5.625%, 7/01/20		2,100	2,415,911
Series 1
3.75%, 7/12/16		25	26,299
Series B
5.30%, 9/30/15		30	31,670
Series L
5.65%, 5/01/18		5,700	6,461,161
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	3,510	5,989,234
6.86%, 6/15/32 (a)(d)	U.S.$	1,250	1,412,500
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15		5	5,300
BNP Paribas SA
5.186%, 6/29/15 (a)(d)		2,654	2,703,762
BPCE SA
5.70%, 10/22/23 (a)		7,627	8,398,166
Citigroup, Inc.
3.875%, 10/25/23		2,768	2,835,152
Compass Bank
5.50%, 4/01/20		14,784	16,097,189
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,581	1,607,289
Countrywide Financial Corp.
6.25%, 5/15/16		5,826	6,357,442
Credit Suisse AG
6.50%, 8/08/23 (a)		8,241	9,350,547
Danske Bank A/S
5.684%, 2/15/17 (d)	GBP	4,665	8,402,823
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16	U.S.$	12	12,507
4.00%, 3/03/24		9,472	9,642,108
5.25%, 7/27/21		6	6,738
5.625%, 1/15/17		10	11,005
Series D
6.00%, 6/15/20		12,435	14,494,298
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		7,068	7,151,508
JPMorgan Chase & Co.
3.625%, 5/13/24		9,736	9,775,032
6.125%, 6/27/17		50	56,306
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		2,532	2,759,374

	Principal Amount (000)		U.S. $ Value
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	U.S.$	6,132	$6,689,552
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		9,696	10,219,904
Morgan Stanley
3.75%, 2/25/23		8	8,138
5.625%, 9/23/19		3,033	3,488,584
7.25%, 4/01/32		15	20,115
Series G
5.50%, 7/24/20		3,953	4,545,064
Murray Street Investment Trust I
4.647%, 3/09/17		1,107	1,196,426
National Capital Trust II Delaware
5.486%, 3/23/15 (a)(d)		3,116	3,178,320
Nationwide Building Society
6.25%, 2/25/20 (a)		13,470	15,904,635
PNC Funding Corp.
5.125%, 2/08/20		5	5,711
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(d)		3,880	4,074,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		2,894	3,393,215
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)(d)		1,268	1,287,020
Standard Chartered PLC
4.00%, 7/12/22 (a)		6,689	6,915,958
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		2,425	2,458,226
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	7,202,759
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		5,567	6,135,741
Wells Fargo Bank NA
Series BKN1
6.18%, 2/15/36		4,549	5,505,609

			206,863,639

Finance - 0.0%
General Electric Capital Corp.
Series G
5.625%, 5/01/18		20	22,917
HSBC Finance Corp.
6.676%, 1/15/21		110	131,549

			154,466

Insurance - 2.3%
Allied World Assurance Co., Holdings Ltd.
7.50%, 8/01/16		3,185	3,580,252
American International Group, Inc.
4.875%, 6/01/22		6,703	7,464,213
6.40%, 12/15/20		5,975	7,213,295
Coventry Health Care, Inc.
5.95%, 3/15/17		2,515	2,827,700
6.125%, 1/15/15		965	993,681
6.30%, 8/15/14		7,810	7,865,834

	Principal Amount (000)		U.S. $ Value
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	U.S.$	4,804	$6,663,724
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15		2,705	2,777,129
5.125%, 4/15/22		3,400	3,866,184
5.50%, 3/30/20		6,904	7,900,399
6.10%, 10/01/41		5	6,217
Humana, Inc.
6.45%, 6/01/16		1,111	1,223,711
Lincoln National Corp.
8.75%, 7/01/19		3,071	3,981,717
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	6,461,000
MetLife, Inc.
4.75%, 2/08/21		1,570	1,754,615
7.717%, 2/15/19		2,169	2,698,327
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		4,260	6,630,111
Prudential Financial, Inc.
4.50%, 11/15/20		8	8,818
5.625%, 6/15/43		8,035	8,594,879
XLIT Ltd.
5.25%, 9/15/14		7,525	7,599,226
6.25%, 5/15/27		5	5,960

			90,116,992

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15		9,573	9,869,859

REITS - 0.9%
ERP Operating LP
5.25%, 9/15/14		5	5,047
HCP, Inc.
5.375%, 2/01/21		12,835	14,599,222
Health Care REIT, Inc.
5.25%, 1/15/22		12,820	14,378,963
Trust F/1401
5.25%, 12/15/24 (a)		5,937	6,233,850

			35,217,082

			342,222,038

Utility - 0.8%
Electric - 0.5%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		6,760	8,381,305
CMS Energy Corp.
5.05%, 3/15/22		1,476	1,677,594
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,362	2,662,158
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,343
TECO Finance, Inc.
4.00%, 3/15/16		2,925	3,078,644
5.15%, 3/15/20		3,625	4,094,492

			19,898,536

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.3%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)	U.S.$	12,130	$12,544,361

			32,442,897

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		8,893	8,396,922
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24		958	982,270
OCP SA
5.625%, 4/25/24 (a)		2,079	2,180,351

			11,559,543

Total Corporates - Investment Grades (cost $808,698,219)			875,530,333

MORTGAGE PASS-THROUGHS - 19.7%
Agency Fixed Rate 30-Year - 18.5%
Federal Home Loan Mortgage Corp. Gold
4.50%, 5/01/39-4/01/41		40,989	44,388,653
5.00%, 8/01/33		5	5,748
Series 2007
4.50%, 1/01/37-3/01/37		598	647,579
5.50%, 7/01/35		3,264	3,665,356
Series 2014
4.50%, 4/01/44		1,380	1,494,956
Federal National Mortgage Association
3.00%, 5/01/38-9/01/43		62,476	61,799,348
3.50%, 7/01/44, TBA		203,194	209,162,824
4.00%, 12/01/41-5/01/44		25,205	26,906,987
4.00%, 7/01/44, TBA		191,805	203,553,056
4.50%, 4/01/44		66,241	71,905,841
5.00%, 7/25/44, TBA		29,120	32,336,851
5.50%, 11/01/33-9/01/36		4,026	4,530,047
6.50%, 8/01/31-8/01/34		14	15,913
Series 2003
5.50%, 4/01/33-7/01/33		10,304	11,586,650
Series 2004
5.50%, 4/01/34-11/01/34		8,966	10,086,423
Series 2005
5.50%, 2/01/35		8,383	9,422,790
Series 2006
5.50%, 4/01/36		1,717	1,921,995
Series 2007
4.50%, 9/01/35		8,368	9,090,623
Series 2012
3.50%, 5/01/42		11	11,057
Series 2014
4.00%, 3/01/44		10,394	11,093,374
4.50%, 2/01/44		8,810	9,560,600

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 1996
8.50%, 11/15/26	U.S.$	0	$499

			723,187,170

Agency Fixed Rate 15-Year - 1.2%
Federal Home Loan Mortgage Corp. Gold
6.00%, 7/01/17		3	3,259
Federal National Mortgage Association
2.50%, 7/01/29, TBA		38,542	39,150,235
3.00%, 7/01/29, TBA		7,435	7,723,106

			46,876,600

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.686%, 12/01/36 (c)		2	1,948
Series 2007
2.795%, 3/01/37 (c)		2	2,461

			4,409

Total Mortgage Pass-Throughs (cost $756,465,947)			770,068,179

GOVERNMENTS - TREASURIES - 16.4%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	43,164	18,895,008

United States - 15.9%
U.S. Treasury Bonds
3.375%, 5/15/44	U.S.$	3,938	3,964,460
3.625%, 8/15/43-2/15/44		20,148	21,273,597
3.75%, 11/15/43 (f)		10,205	11,021,400
4.50%, 2/15/36		31,370	38,099,838
4.625%, 2/15/40		90,608	112,679,938
4.75%, 2/15/37		5	6,285
5.375%, 2/15/31		35	45,954
8.125%, 8/15/19-8/15/21		986	1,357,553
U.S. Treasury Notes
0.875%, 11/30/16		59,635	60,003,067
1.00%, 8/31/16		27,705	27,990,694
1.50%, 5/31/19 (b)		40,053	39,852,735
1.75%, 5/15/23		56,586	53,597,580
2.00%, 11/15/21		9,093	8,979,338
2.125%, 8/15/21		630	629,606
2.50%, 8/15/23-5/15/24		113,052	113,534,084
2.625%, 7/31/14		15	15,032
2.75%, 11/15/23-2/15/24		124,705	127,587,676

			620,638,837

Total Governments - Treasuries (cost $617,461,589)			639,533,845

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 15.7%
Autos - Fixed Rate - 9.4%
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19	U.S.$	11,565	$11,660,157
Series 2014-1, Class A2
1.29%, 1/15/19		13,416	13,447,202
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2
0.49%, 4/08/16		945	944,655
Series 2013-1, Class A2
0.49%, 6/08/16		2,282	2,282,180
Series 2013-3, Class A3
0.92%, 4/09/18		15,000	15,012,411
Series 2013-4, Class A3
0.96%, 4/09/18		5,735	5,746,680
Series 2013-5, Class A2A
0.65%, 3/08/17		3,372	3,373,773
Series 2014-1, Class A3
0.90%, 2/08/19		6,050	6,050,114
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		7,487	7,490,932
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		4,136	4,133,888
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		16,846	17,403,722
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		6,834	6,879,398
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		7,960	8,000,604
California Republic Auto Receivables
Trust 2014-2
Series 2014-2, Class A4
1.57%, 12/16/19		3,937	3,941,941
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		8,551	8,551,812
Series 2013-3, Class A2
1.04%, 11/21/16		11,960	12,017,946
Series 2014-1, Class B
2.22%, 1/22/19		1,960	1,981,437
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		3,181	3,188,151
CPS Auto Receivables Trust 2013-B
Series 2013-B, Class A
1.82%, 9/15/20 (a)		6,231	6,256,990
CPS Auto Receivables Trust 2014-B
Series 2014-B, Class A
1.11%, 11/15/18 (a)		6,501	6,484,878
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		3,059	3,061,397

	Principal Amount (000)		U.S. $ Value
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)	U.S.$	2,960	$2,964,038
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		2,809	2,814,066
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		4,250	4,261,111
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		3,885	3,878,550
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		8,787	8,795,396
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		2,663	2,666,756
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	5,799	5,443,714
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)		1,910	1,790,649
Series 2014-R2A, Class A1
1.353%, 3/15/16 (a)		10,780	10,102,159
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17	U.S.$	8,095	8,144,460
Series 2012-D, Class B
1.01%, 5/15/18		3,805	3,793,196
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		8,352	8,357,476
Series 2013-1, Class A1
0.85%, 1/15/18		7,511	7,538,057
Series 2014-1, Class A1
1.20%, 2/15/19		9,394	9,398,558
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 7/20/16 (a)		9,380	9,378,373
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17		5,377	5,383,987
Series 2014-1, Class A3
1.10%, 9/15/19		9,130	9,144,763
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		7,345	7,356,370
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		21,065	21,050,547
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		3,525	3,599,913
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17, TBA (a)		10,040	10,068,346
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		7,452	7,460,823

	Principal Amount (000)		U.S. $ Value
Series 2014-A, Class A2A
0.48%, 6/15/16	U.S.$	10,967	$10,967,239
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		19,143	19,188,350
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 6/15/15		445	444,806
Santander Drive Auto Receivables Trust
Series 2013-3, Class C
1.81%, 4/15/19		10,790	10,874,514
Series 2013-4, Class A3
1.11%, 12/15/17		12,250	12,304,718
Series 2013-5, Class A2A
0.64%, 4/17/17		3,758	3,761,071
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		898	898,396
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		7,206	7,209,824

			366,950,494

Credit Cards - Fixed Rate - 2.3%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18		13,910	13,928,346
Series 2014-2, Class A
1.26%, 1/15/20		4,458	4,457,911
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)		11,045	10,727,471
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		14,845	14,737,145
Series 2014-A2, Class A2
2.77%, 3/15/23		9,655	9,769,000
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17		14,150	14,162,071
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		8,266	8,300,601
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		7,890	7,971,346
Series 2013-A, Class A
1.61%, 12/15/21		4,353	4,345,135

			88,399,026

Credit Cards - Floating Rate - 1.3%
Barclays Dryrock Issuance Trust
Series 2014-1, Class A
0.512%, 12/16/19 (c)		11,414	11,458,124
Series 2014-2, Class A
0.491%, 3/16/20 (c)		10,300	10,300,199

	Principal Amount (000)		U.S. $ Value
Cabela’s Master Credit Card Trust
Series 2014-1, Class A
0.502%, 3/16/20 (c)	U.S.$	1,880	$1,881,042
First National Master Note Trust
Series 2013-2, Class A
0.682%, 10/15/19 (c)		8,650	8,695,604
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.852%, 2/15/17 (a)(c)		12,465	12,506,820
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.532%, 12/15/19 (c)		8,125	8,139,787

			52,981,576

Autos - Floating Rate - 1.2%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.552%, 9/15/17 (a)(c)		9,336	9,363,381
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.643%, 6/20/17 (c)		19,000	19,048,203
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.704%, 12/10/27 (a)(c)		9,343	9,367,256
Series 2014-1, Class A
0.554%, 4/10/28 (a)(c)		7,735	7,735,155

			45,513,995

Other ABS - Fixed Rate - 1.1%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)		1,331	1,332,227
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		9,581	9,645,246
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A
1 1.388%, 3/15/17 (a)	CAD	7,700	7,215,744
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17	U.S.$	3,175	3,182,404
Series 2013-C, Class A2
0.63%, 1/17/17		6,453	6,457,089
Series 2013-D, Class A2
0.49%, 3/15/17		9,498	9,500,579
Series 2014-B, Class A4
1.61%, 5/17/21		6,051	6,051,812
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		340	339,739

			43,724,840

	Principal Amount (000)		U.S. $ Value
Autos-Fixed Rate ABS - 0.2%
Santander Drive Auto Receivables Trust
Series 2012-3, Class D
3.64%, 5/15/18	U.S.$	7,279	$7,601,045

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.277%, 12/25/32 (c)		1,398	1,341,193
GSAA Trust
Series 2006-5, Class 2A3
0.422%, 3/25/36 (c)		8,591	6,036,584
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
0.752%, 5/25/33 (c)		163	148,018
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.452%, 4/25/34 (c)		9	8,861

			7,534,656

Home Equity Loans - Fixed Rate - 0.0%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		1,317	1,343,719

Total Asset-Backed Securities (cost $612,471,872)			614,049,351

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
Non-Agency Fixed Rate CMBS - 8.0%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		16,156	18,031,433
Bear Stearns Commercial Mortgage
Securities Trust
Series 2006-PW12, Class A4
5.898%, 9/11/38		18,895	20,345,191
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/23 (a)		11,325	11,434,366
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.975%, 3/15/49		3,214	3,434,250
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.965%, 5/15/46		4,075	4,518,559
Commercial Mortgage Pass-Through Certificates
Series 2007-GG9, Class A4
5.444%, 3/10/39		20,412	22,273,321
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		5,218	5,090,334
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ
5.982%, 6/15/38		4,255	4,413,197

	Principal Amount (000)		U.S. $ Value
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38	U.S.$	11,379	$11,467,999
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		7,662	7,450,534
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42		5,840	5,891,386
Series 2007-GG9, Class AM
5.475%, 3/10/39		7,256	7,815,574
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		12,881	13,058,388
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.753%, 4/10/38		5,000	5,207,965
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		895	872,098
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(g)		6,804	6,660,361
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2007-CB19, Class AM
5.892%, 2/12/49		4,080	4,442,892
Series 2007-LD12, Class A4
5.882%, 2/15/51		13,115	14,547,840
Series 2007-LD12, Class AM
6.218%, 2/15/51		3,522	3,951,056
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		18,033	19,822,772
Series 2007-LDPX, Class A3
5.42%, 1/15/49		47	51,771
Series 2008-C2, Class A1A
5.998%, 2/12/51		7,844	8,750,534
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		7,581	7,756,062
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		6,067	6,138,681
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		7,145	7,752,394
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		26,777	28,914,624
Series 2007-9, Class A4
5.70%, 9/12/49		21,260	23,617,840
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		9,011	9,021,236
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4

	Principal Amount (000)		U.S. $ Value
3.091%, 8/10/49	U.S.$	4,728	$4,739,839
Series 2012-C4, Class A5
2.85%, 12/10/45		9,467	9,296,871
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		9,893	9,998,425
Series 2014-C20, Class A2
3.036%, 5/15/47		6,029	6,267,946

			313,035,739

Non-Agency Floating Rate CMBS - 1.1%
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.054%, 6/11/27 (a)(c)		7,535	7,535,434
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.851%, 12/05/31 (a)(c)		6,130	6,126,867
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.001%, 11/08/29 (a)(c)		12,460	12,553,196
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.071%, 6/15/29 (a)(c)		9,634	9,633,997
PFP III 2014-1 Ltd.
Series 2014-1, Class A
1.322%, 6/14/31 (a)(c)		8,403	8,421,770

			44,271,264

Non-Agency ARMs - 0.2%
Commercial Mortgage Trust
1.00%, 6/15/16 (c)		6,317	6,317,363

Total Commercial Mortgage-Backed Securities (cost $363,287,259)			363,624,366

AGENCIES - 4.9%
Agency Debentures - 4.9%
Federal National Mortgage Association
6.25%, 5/15/29		9,730	13,066,943
6.625%, 11/15/30		74,395	105,651,241
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		81,666	71,571,102

Total Agencies (cost $166,484,605)			190,289,286

CORPORATES - NON-INVESTMENT GRADES - 2.6%
Financial Institutions - 1.3%
Banking - 1.1%
ABN AMRO Bank NV
4.31%, 3/10/16 (d)	EUR	2,695	3,764,070
Bank of America Corp.
Series U
5.20%, 6/01/23 (d)	U.S.$	4,575	4,380,562

	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
7.625%, 11/21/22	U.S.$	3,784	$4,319,436
7.75%, 4/10/23		3,832	4,265,016
Citigroup, Inc.
5.95%, 1/30/23 (d)		6,502	6,567,020
Credit Agricole SA
7.875%, 1/23/24 (a)(b)(d)		1,382	1,516,745
Credit Suisse Group AG
7.50%, 12/11/23 (a)(d)		1,557	1,724,378
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	3,542	4,811,261
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(d)	U.S.$	2,354	2,603,524
Lloyds Banking Group PLC
7.50%, 6/27/24 (d)		3,734	3,972,976
Societe Generale SA
4.196%, 1/26/15 (d)	EUR	2,100	2,888,470
5.922%, 4/05/17 (a)(b)(d)	U.S.$	1,160	1,238,300

			42,051,758

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		4,965	5,728,210
SLM Corp.
7.25%, 1/25/22		875	967,969

			6,696,179

			48,747,937

Industrial - 0.9%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		3,570	3,900,225

Communications - Telecommunications - 0.5%
Sirius XM Radio, Inc.
4.625%, 5/15/23 (a)		4,465	4,275,238
Sprint Corp.
7.875%, 9/15/23 (a)		4,280	4,761,500
T-Mobile USA, Inc.
6.625%, 4/01/23		4,030	4,372,550
Telecom Italia Capital SA
7.175%, 6/18/19		5,770	6,671,562

			20,080,850

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		1,544	1,636,640

Consumer Cyclical - Other - 0.1%
MCE Finance Ltd.
5.00%, 2/15/21 (a)		2,225	2,247,250

Energy - 0.2%
Cimarex Energy Co.

	Principal Amount (000)		U.S. $ Value
4.375%, 6/01/24	U.S.$	2,780	$2,832,125
5.875%, 5/01/22		3,528	3,898,440
SM Energy Co.
6.50%, 1/01/23		359	388,617

			7,119,182

Technology - 0.0%
Numericable Group SA
5.375%, 5/15/22 (a)	EUR	712	1,034,657

			36,018,804

Utility - 0.3%
Natural Gas - 0.3%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24	U.S.$	3,719	3,928,194
ONEOK, Inc.
4.25%, 2/01/22		7,942	7,943,803
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,184,040

			13,056,037

Non Corporate Sectors - 0.1%
Agencies - Government Guaranteed - 0.1%
Bank of Ireland
Series MPLE
2.062%, 9/22/15 (c)	CAD	5,285	4,767,174

Total Corporates - Non-Investment Grades (cost $91,271,624)			102,589,952

QUASI-SOVEREIGNS - 2.2%
Quasi-Sovereign Bonds - 2.2%
Chile - 0.1%
Empresa de Transporte de Pasajeros
Metro SA
4.75%, 2/04/24 (a)	U.S.$	2,510	2,650,868

China - 0.3%
Sinopec Group Overseas Development
2013 Ltd.
4.375%, 10/17/23 (a)		9,780	10,140,796

Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		7,987	8,386,350

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		7,742	8,806,525

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		12,990	14,757,354

	Principal Amount (000)		U.S. $ Value
Mexico - 0.3%
Petroleos Mexicanos
3.50%, 7/18/18	U.S.$	5,565	$5,848,815
4.875%, 1/18/24		6,590	7,067,775

			12,916,590

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		12,315	12,817,181

United Arab Emirates - 0.4%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		12,650	13,440,625

Total Quasi-Sovereigns (cost $78,001,324)			83,916,289

INFLATION-LINKED SECURITIES - 2.1%
United States - 2.1%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $80,486,644)		78,449	80,777,619

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Non-Agency Fixed Rate - 0.8%
Alternative Loan Trust
Series 2006-J1, Class 1A13
5.50%, 2/25/36		2,384	2,162,919
CHL Mortgage Pass-Through Trust
Series 2006-13, Class 1A18
6.25%, 9/25/36		5,434	5,063,428
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.53%, 5/25/35		4,335	4,274,012
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.646%, 2/25/47		7,356	6,133,282
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		6,093	5,172,030
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)		8,540	8,540,655

			31,346,326

GSE Risk Share Floating Rate - 0.6%
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2
4.552%, 1/25/24 (c)		4,593	5,236,822
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.402%, 11/25/23 (c)		8,185	9,088,442
Series 2014-DN1, Class M3
4.652%, 2/25/24 (c)		6,840	7,838,875

			22,164,139

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.6%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.342%, 12/25/36 (c)	U.S.$	9,233	$5,719,414
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.402%, 3/25/35 (c)		4,704	4,039,050
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.272%, 7/25/36 (c)		6,849	5,339,236
Series 2006-AR27, Class 2A2
0.352%, 10/25/36 (c)		7,185	6,196,237

			21,293,937

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.667%, 5/28/35		1,605	1,440,988

Total Collateralized Mortgage Obligations (cost $74,417,540)			76,245,390

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Indonesia - 0.1%
Indonesia Government International Bond
3.375%, 4/15/23 (a)		1,637	1,518,318

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		3	3,102

Qatar - 0.3%
Qatar Government International Bond
4.50%, 1/20/22 (a)		11,649	12,799,921

Turkey - 0.2%
Turkey Government International Bond
4.875%, 4/16/43		8,674	8,145,406

Total Governments - Sovereign Bonds (cost $21,752,080)			22,466,747

	Shares
PREFERRED STOCKS - 0.5%
Financial Institutions - 0.5%
Banking - 0.3%
Morgan Stanley
7.125%		315,000	8,779,050

Company	Shares		U.S. $ Value
State Street Corp.
Series D
5.90%		90,975	$2,383,545

			11,162,595

Insurance - 0.2%
Allstate Corp. (The)
5.10%		372,800	9,368,464

Total Preferred Stocks (cost $20,110,591)			20,531,059

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
5.75%, 3/01/17	U.S.$	10	11,246
7.625%, 3/01/40		8,520	12,569,045

Total Local Governments - Municipal Bonds (cost $8,668,449)			12,580,291

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Communications - Telecommunications - 0.0%
Comcel Trust
6.875%, 2/06/24 (a)		1,912	2,064,960

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		4,230	4,547,250

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)		2,548	2,523,514

Total Emerging Markets - Corporate Bonds (cost $8,648,339)			9,135,724

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		2,685	2,776,990

United Kingdom - 0.0%
Royal Bank of Scotland Group PLC
5.00%, 10/01/14		5	5,047

Total Governments - Sovereign Agencies (cost $2,672,179)			2,782,037

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.9%
Governments - Treasuries - 2.9%
Japan Treasury Discount Bill Series 448 Zero Coupon 7/28/14 (cost $112,862,168)	JPY 11,510,000	$113,614,175

Total Investments - 102.0% (cost $3,823,760,429) (h)		3,977,734,643
Other assets less liabilities - (2.0)% (i)		(78,356,921)

Net Assets - 100.0%		$3,899,377,722

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	52	September 2014	$7,081,022	$7,133,750	$52,728
U.S. T-Note 10 Yr (CBT) Futures	383	September 2014	47,875,339	47,940,828	65,489
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	69	September 2014	15,159,404	15,151,969	7,435
U.S. T-Note 5 Yr (CBT) Futures	150	September 2014	17,829,836	17,919,141	(89,305)

					$36,347

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	29,837	USD	27,251	7/11/14	$(705,137)
BNP Paribas SA	GBP	4,410	USD	7,481	8/21/14	(63,428)
Deutsche Bank AG	AUD	1,084	USD	997	7/18/14	(24,131)
Goldman Sachs Bank USA	BRL	100,391	USD	45,581	7/02/14	144,406
Goldman Sachs Bank USA	USD	44,999	BRL	100,391	7/02/14	437,843
Goldman Sachs Bank USA	BRL	40,824	USD	18,287	8/04/14	(16,809)
HSBC Bank USA	USD	2,838	CAD	3,098	7/11/14	64,094
HSBC Bank USA	JPY	11,510,000	USD	112,786	7/28/14	(853,110)
Royal Bank of Scotland PLC	CAD	7,974	USD	7,329	7/11/14	(142,062)
Royal Bank of Scotland PLC	USD	273	MXN	3,549	7/24/14	(195)
State Street Bank & Trust Co.	EUR	13,566	USD	18,476	7/11/14	(100,614)
UBS AG	BRL	100,392	USD	44,138	7/02/14	(1,298,470)
UBS AG	USD	45,581	BRL	100,392	7/02/14	(144,406)

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD 2,417	CAD 2,578	7/11/14	$(1,139)

				$(2,703,158)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAIG Series 22, 5 Year Index, 06/20/19*	(1.00)%	0.59%	$117,960	$(2,376,675)	$(625,728)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	86,690	1/13/17	3 Month BBR	3.170%	$828,244
Morgan Stanley & Co., LLC/(CME Group)	NZD	112,430	4/29/17	3 Month BKBM	4.274%	115,188
Morgan Stanley & Co., LLC/(CME Group)		$23,630	6/25/21	2.243%	3 Month LIBOR	(139,232)
Morgan Stanley & Co., LLC/(CME Group)		61,000	11/04/23	2.691%	3 Month LIBOR	(1,272,728)
Morgan Stanley & Co., LLC/(CME Group)		24,440	1/14/24	2.980%	3 Month LIBOR	(1,547,501)
Morgan Stanley & Co., LLC/(CME Group)		21,540	2/14/24	2.889%	3 Month LIBOR	(1,062,539)
Morgan Stanley & Co., LLC/(CME Group)		30,260	4/28/24	2.817%	3 Month LIBOR	(875,375)
Morgan Stanley & Co., LLC/(CME Group)		17,210	5/29/24	3 Month LIBOR	2.628	108,847
Morgan Stanley & Co., LLC/(CME Group)		10,500	9/26/43	3 Month LIBOR	3.656%	932,209

						$(2,912,887)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00%	0.20%	$12,540	$328,714	$(284,464)	$613,178

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00%	1.14%	$4,066	$(30,926)	$(56,050)	$25,124
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14	2,385	(18,138)	(28,781)	10,643
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14	1,644	(12,502)	(22,613)	10,111
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14	1,656	(12,595)	(22,276)	9,681

				$254,553	$(414,184)	$668,737

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$50,590	1/30/17	1.059%	3 Month LIBOR	$(718,991)
JPMorgan Chase Bank, NA	56,630	2/07/22	2.043%	3 Month LIBOR	84,588

					$(634,403)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at June 30, 2014
Barclays Bank+	(0.50	)%*	– 0 –	$1,421,362
Barclays Bank+	(0.25	)%*	– 0 –	2,287,539
Credit Suisse Securities (USA) LLC+	(1.00	)%*	– 0 –	1,081,237
HSBC+	(1.35	)%*	– 0 –	39,729,778
JPMorgan Chase+	(0.50	)%*	– 0 –	464,357

				$44,984,273

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2014
*	Interest payment due from counterparty.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $729,225,279 or 18.7% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $45,255,430.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2014.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $603,720.
(g)	Variable rate coupon, rate shown as of June 30, 2014.
(h)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $162,848,682 and gross unrealized depreciation of investments was $(8,874,468), resulting in net unrealized appreciation of $153,974,214.
(i)	An amount of U.S. $513,734 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBR	-	Bank of England Base Rate
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GO	-	General Obligation
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$875,530,333	$	– 0	–	$875,530,333
Mortgage Pass-Throughs		– 0	–	770,068,179		– 0	–	770,068,179
Governments - Treasuries		– 0	–	639,533,845		– 0	–	639,533,845
Asset-Backed Securities		– 0	–	550,938,111		63,111,240		614,049,351
Commercial Mortgage-Backed Securities		– 0	–	315,190,351		48,434,015		363,624,366
Agencies		– 0	–	190,289,286		– 0	–	190,289,286
Corporates - Non-Investment Grades		– 0	–	102,589,952		– 0	–	102,589,952
Quasi-Sovereigns		– 0	–	83,916,289		– 0	–	83,916,289
Inflation-Linked Securities		– 0	–	80,777,619		– 0	–	80,777,619
Collateralized Mortgage Obligations		– 0	–	1,440,988		74,804,402		76,245,390
Governments - Sovereign Bonds		– 0	–	22,466,747		– 0	–	22,466,747

Preferred Stocks	20,531,059		– 0	–	– 0	–	20,531,059
Local Governments - Municipal Bonds	– 0	–	12,580,291		– 0	–	12,580,291
Emerging Markets - Corporate Bonds	– 0	–	9,135,724		– 0	–	9,135,724
Governments - Sovereign Agencies	– 0	–	2,782,037		– 0	–	2,782,037
Short-Term Investments	– 0	–	113,614,175		– 0	–	113,614,175

Total Investments in Securities	20,531,059		3,770,853,927		186,349,657		3,977,734,643
Other Financial Instruments*:
Assets:
Futures	125,652		– 0	–	– 0	–	125,652
Forward Currency Exchange Contracts	– 0	–	646,343		– 0	–	646,343
Centrally Cleared Interest Rate Swaps	– 0	–	1,984,488		– 0	–	1,984,488
Credit Default Swaps	– 0	–	668,737		– 0	–	668,737
Interest Rate Swaps	– 0	–	84,588		– 0	–	84,588
Liabilities:
Futures	(89,305)		– 0	–	– 0	–	(89,305)
Forward Currency Exchange Contracts	– 0	–	(3,349,501)		– 0	–	(3,349,501)
Centrally Cleared Credit Default Swaps	– 0	–	(625,728)		– 0	–	(625,728)
Centrally Cleared Interest Rate Swaps	– 0	–	(4,897,375)		– 0	–	(4,897,375)
Interest Rate Swaps	– 0	–	(718,991)		– 0	–	(718,991)

Total+	$20,567,406		$3,764,646,488		$186,349,657		$3,971,563,551

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/13	$39,126,805		$36,169,887		$38,185,365
Accrued discounts/(premiums)	94,451		(36,103)		276,916
Realized gain (loss)	193,296		162,788		129,365
Change in unrealized appreciation/depreciation	662,229		516,538		3,876,967
Purchases	42,962,873		23,581,750		35,538,519
Sales	(19,928,414)		(11,960,845)		(3,202,730)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/14	$63,111,240		$48,434,015		$74,804,402

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$622,472		$772,489		$3,876,967

	Local Governments- Municipal Bonds		Bank Loans^		Total
Balance as of 9/30/13	$4,249,199		$1,665,000		$119,396,256
Accrued discounts/(premiums)	(2,794)		– 0	–	332,470
Realized gain (loss)	173,859		(91,236)		568,072
Change in unrealized appreciation/depreciation	(67,253)		394,161		5,382,642

Purchases		– 0	–		– 0	–	102,083,142
Sales		(4,353,011)			(1,967,925)		(41,412,925)
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 6/30/14	$	– 0	–	$	– 0	–	$186,349,657

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$	– 0	–	$	– 0	–	$5,271,928

^	The Portfolio held securities with zero market value that were sold during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14		Valuation Technique	Unobservable Input	Range/Weighted Average
Asset-Backed Securities		$63,111,240	Third Party Vendor	Evaluated Quotes		$70.27 – $102.04/$96.50
Commercial Mortgage-Backed Securities	$ $	34,581,218 13,852,797	Third Party Vendor Qualitative Assessment	Evaluated Quotes Transaction Price	$ $	103.72 – $112.18/$108.30 100.00/$100.00
Collateralized Mortgage Obligations		$74,804,402	Third Party Vendor	Evaluated Quotes		$61.94 – $114.60/ $94.25

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 33.9%
Australia - 2.3%
Australia Government Bond
Series 130
4.75%, 6/15/16	AUD	9,345	$9,181,963

New Zealand - 1.1%
New Zealand Government Bond
Series 1217
6.00%, 12/15/17	NZD	4,545	4,234,692

United States - 30.5%
U.S. Treasury Notes
0.25%, 5/31/15-9/30/15	U.S.$	40,226	40,273,359
0.375%, 4/30/16-5/31/16		66,240	66,195,902
1.375%, 6/30/18		12,915	12,944,265

			119,413,526

Total Governments - Treasuries (cost $132,144,858)			132,830,181

ASSET-BACKED SECURITIES - 18.2%
Autos - Fixed Rate - 8.2%
Ally Master Owner Trust
Series 2014-1, Class A2
1.29%, 1/15/19		1,499	1,502,486
AmeriCredit Automobile Receivables Trust
Series 2011-1, Class D
4.26%, 2/08/17		1,700	1,750,473
Series 2011-3, Class D
4.04%, 7/10/17		1,445	1,495,842
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		855	855,195
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		468	467,731
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A 2.
10%, 3/20/19 (a)		1,095	1,107,028
Series 2013-2A, Class A 2.
97%, 2/20/20 (a)		1,839	1,899,884
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		990	995,050
Series 2012-1, Class C
2.09%, 7/17/17		1,825	1,863,675
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		448	448,351
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,044	1,044,998
Ford Auto Securitization Trust
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)	CAD	440	412,159
Series 2014-R2A, Class A1
1.353%, 3/15/16 (a)		1,118	1,047,631

	Principal Amount (000)		U.S. $ Value
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A1
0.85%, 1/15/18	U.S.$	985	$988,548
Series 2014-1, Class A1
1.20%, 2/15/19		1,053	1,053,511
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 7/20/16 (a)		1,290	1,289,776
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		1,720	1,722,781
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		940	939,355
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17 (a)		1,952	1,957,511
Mercedes-Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 6/15/16		1,227	1,227,027
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		2,350	2,355,567
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		1,405	1,411,276
Series 2013-5, Class A2A
0.64%, 4/17/17		608	608,513
Series 2014-2, Class A3
0.80%, 4/16/18		1,060	1,060,861
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		1,102	1,102,585
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18		1,352	1,355,695

			31,963,509

Credit Cards - Floating Rate - 3.7%
Barclays Dryrock Issuance Trust
Series 2014-1, Class A
0.512%, 12/16/19 (b)		1,260	1,264,871
Series 2014-2, Class A
0.491%, 3/16/20 (b)		1,005	1,005,019
Cabela’s Master Credit Card Trust
Series 2010-2A, Class A2
0.852%, 9/17/18 (a)(b)		3,155	3,171,223
Series 2014-1, Class A
0.502%, 3/16/20 (b)		1,200	1,200,665
Chase Issuance Trust
Series 2012-A6, Class A
0.282%, 8/15/17 (b)		2,570	2,570,000
Series 2013-A6, Class A6
0.572%, 7/15/20 (b)		2,388	2,396,712

	Principal Amount (000)		U.S. $ Value
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.582%, 7/15/21 (b)	U.S.$	895	$897,646
First National Master Note Trust
Series 2013-2, Class A
0.682%, 10/15/19 (b)		912	916,808
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.532%, 12/15/19 (b)		965	966,756

			14,389,700

Credit Cards - Fixed Rate - 2.3%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		773	772,984
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		3,015	2,993,095
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		2,655	2,821,129
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		951	954,981
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		965	974,949
Series 2013-A, Class A
1.61%, 12/15/21		610	608,898

			9,126,036

Autos - Floating Rate - 2.0%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.552%, 9/15/17 (a)(b)		1,544	1,548,529
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.643%, 6/20/17 (b)		2,340	2,345,937
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.704%, 12/10/27 (a)(b)		1,055	1,057,739
Series 2014-1, Class A
0.554%, 4/10/28 (a)(b)		1,520	1,520,030
Nissan Master Owner Trust Receivables
Series 2012-A, Class A
0.622%, 5/15/17 (b)		1,212	1,215,002

			7,687,237

Other ABS - Fixed Rate - 1.7%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		1,103	1,110,001

	Principal Amount (000)		U.S. $ Value
CNH Capital Canada Receivables Trust
Series 2013-2A, Class A1
1.439%, 8/15/16 (a)	CAD	807	$756,710
CNH Equipment Trust
Series 2013-A, Class A3
0.69%, 6/15/18	U.S.	$2,585	2,589,935
Series 2013-D, Class A4
1.37%, 10/15/20		2,365	2,357,841

			6,814,487

Autos - Fixed Rate ABS - 0.2%
Santander Drive Auto Receivables Trust
Series 2012-3, Class D
3.64%, 5/15/18		729	761,253

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		521	531,541
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (c)(d)		13	0

			531,541

Total Asset-Backed Securities
(cost $71,143,108)			71,273,763

COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5%
Non-Agency Fixed Rate CMBS - 16.1%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		1,804	2,012,901
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.975%, 3/15/49		353	377,135
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1
3.156%, 7/10/46 (a)		4,066	4,153,084
Series 2012-CR3, Class A1
0.666%, 10/15/45		1,842	1,839,142
Series 2012-CR4, Class A1
0.704%, 10/15/45		1,851	1,847,760
Series 2012-CR5, Class A1
0.673%, 12/10/45		1,338	1,334,201
Series 2013-CR12, Class A2
2.904%, 10/10/46		2,275	2,365,222
Series 2013-CR6, Class A1
0.719%, 3/10/46		2,077	2,068,840
Series 2013-CR9, Class A2
3.055%, 7/10/45		1,619	1,693,026
Series 2013-LC6, Class A1
0.724%, 1/10/46		1,048	1,039,629
Series 2014-LC15, Class A2
2.84%, 4/10/47		1,716	1,771,377
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1

	Principal Amount (000)		U.S. $ Value
0.662%, 11/10/45	U.S.$	1,991	$1,981,518
Series 2013-GC10, Class A1
0.696%, 2/10/46		1,235	1,229,836
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		1,224	1,193,168
JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2012-LC9, Class A1
0.67%, 12/15/47		614	609,847
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		944	965,844
Series 2012-C6, Class A1
1.031%, 5/15/45		1,013	1,015,460
Series 2012-CBX, Class XA
2.163%, 6/15/45 (e)		7,447	698,358
Series 2013-C10, Class A1
0.73%, 12/15/47		1,155	1,146,495
Series 2013-C16, Class A2
3.07%, 12/15/46		2,201	2,300,778
Series 2013-LC11, Class A2
1.855%, 4/15/46		2,455	2,463,460
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C15, Class A2
2.977%, 11/15/45		2,245	2,337,246
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		2,496	2,743,652
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		636	643,980
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		789	856,604
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2013-C7, Class A1
0.738%, 2/15/46		2,110	2,102,305
Series 2013-C8, Class A1
0.777%, 12/15/48		2,080	2,072,316
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		1,498	1,487,667
Series 2013-C5, Class A1
0.779%, 3/10/46		2,134	2,126,483
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45		2,146	2,142,731
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1
0.734%, 12/15/45		2,583	2,578,920
Series 2012-C9, Class A1
0.673%, 11/15/45		2,215	2,208,424
Series 2013-C11, Class A1

	Principal Amount (000)		U.S. $ Value
0.799%, 3/15/45	U.S.$	1,107	$1,100,028
Series 2013-C12, Class A1
0.735%, 3/15/48		1,478	1,473,727
Series 2013-C16, Class A2
3.223%, 9/15/46		2,050	2,156,609
Series 2013-C17, Class A2
2.921%, 12/15/46		2,285	2,370,854
Series 2014-C20, Class A2
3.036%, 5/15/47		655	680,501

			63,189,128

Agency CMBS - 1.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass Through Certificates
Series K033, Class A1
2.871%, 2/25/23		2,255	2,343,533
Government National Mortgage Association
Series 2006-51, Class IO
0.421%, 8/16/46 (e)		3,144	89,817
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A1
1.60%, 10/29/20		1,336	1,343,348

			3,776,698

Non-Agency Floating Rate CMBS - 0.4%
COMM Mortgage Trust
Series 2007-FL14, Class C
0.452%, 6/15/22 (a)(b)		551	544,583
PFP III 2014-1 Ltd.
Series 2014-1, Class A
1.322%, 6/14/31 (a)(b)		863	864,773

			1,409,356

Total Commercial Mortgage-Backed Securities (cost $68,652,002)			68,375,182

CORPORATES - INVESTMENT GRADES - 16.6%
Financial Institutions - 8.9%
Banking - 7.8%
Abbey National Treasury Services
PLC/London
4.00%, 4/27/16		1,615	1,702,872
American Express Credit Corp.
1.30%, 7/29/16		1,745	1,759,515
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16		1,970	1,980,284
Bank of America Corp.
1.25%, 1/11/16		2,030	2,045,225
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		1,945	1,948,203
BB&T Corp.
2.05%, 6/19/18		1,720	1,738,930

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
1.25%, 1/15/16	U.S.$	2,025	$2,037,197
Fifth Third Bancorp
3.625%, 1/25/16		1,515	1,581,634
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16		1,875	1,954,269
ING Bank NV
1.375%, 3/07/16 (a)		1,910	1,932,639
JPMorgan Chase & Co.
Series G
1.10%, 10/15/15		2,190	2,199,102
KeyBank NA/Cleveland OH
1.65%, 2/01/18		1,122	1,122,966
Manufacturers & Traders Trust Co.
1.45%, 3/07/18		1,925	1,904,842
Mizuho Bank Ltd.
1.30%, 4/16/17 (a)		1,505	1,502,357
Morgan Stanley
1.75%, 2/25/16		1,164	1,180,531
PNC Funding Corp.
2.70%, 9/19/16		1,890	1,962,669
Royal Bank of Canada
0.85%, 3/08/16		1,925	1,935,395

			30,488,630

Insurance - 1.1%
AIA Group Ltd.
2.25%, 3/11/19 (a)		665	665,447
New York Life Global Funding
0.80%, 2/12/16 (a)		1,970	1,977,537
Prudential Financial, Inc.
4.75%, 9/17/15		1,580	1,658,233

			4,301,217

			34,789,847

Industrial - 7.7%
Basic - 0.4%
Monsanto Co.
0.423%, 11/07/16 (b)		1,590	1,590,380

Capital Goods - 0.4%
Caterpillar Financial Services Corp.
1.00%, 3/03/17		1,520	1,520,731

Communications - Media - 0.5%
NBCUniversal Enterprise, Inc.
0.764%, 4/15/16 (a)(b)		2,120	2,131,414

Communications - Telecommunications - 2.1%
AT&T, Inc.
0.90%, 2/12/16		1,405	1,408,718
1.40%, 12/01/17		2,035	2,026,463
Verizon Communications, Inc.
1.25%, 11/03/14		2,645	2,653,022

	Principal Amount (000)	U.S. $ Value
Vodafone Group PLC
1.25%, 9/26/17	U.S.$2,015	$2,002,848

		8,091,051

Consumer Cyclical - Automotive - 1.1%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)	2,890	2,915,195
Volkswagen International Finance NV
1.125%, 11/18/16 (a)	1,595	1,600,629

		4,515,824

Consumer Non-Cyclical - 1.7%
AbbVie, Inc.
1.75%, 11/06/17	2,000	2,010,908
Gilead Sciences, Inc.
3.05%, 12/01/16	1,880	1,970,097
McKesson Corp.
0.95%, 12/04/15	828	831,341
PepsiCo, Inc.
0.70%, 2/26/16	1,910	1,914,559

		6,726,905

Energy - 1.1%
BP Capital Markets PLC
0.70%, 11/06/15	2,210	2,216,376
TransCanada PipeLines Ltd.
0.75%, 1/15/16	2,055	2,060,195

		4,276,571

Technology - 0.4%
Cisco Systems, Inc.
0.507%, 3/03/17 (b)	1,515	1,521,018

		30,373,894

Total Corporates - Investment Grades (cost $64,886,549)		65,163,741

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Agency Floating Rate - 2.5%
Federal Home Loan Mortgage Corp.
Series 4248, Class QF
0.652%, 6/15/39 (b)	1,754	1,756,516
Series 4286, Class VF
0.602%, 12/15/43 (b)	2,078	2,067,776
Federal National Mortgage Association
Series 2013-57, Class FN
0.502%, 6/25/43 (b)	2,051	2,043,847
NCUA Guaranteed Notes
Series 2010-R3, Class 1A
0.712%, 12/08/20 (b)	3,864	3,887,827

		9,755,966

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 1.9%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	U.S.$	3,956	$4,163,616
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24		1,660	1,732,487
Series 2011-39, Class DA
3.50%, 7/25/24		1,374	1,432,259

			7,328,362

Non-Agency Fixed Rate - 0.7%
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)		966	966,337
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2
3.00%, 3/25/43 (a)		1,824	1,777,449

			2,743,786

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.57%, 2/25/42 (a)(b)		972	777,829

Total Collateralized Mortgage Obligations (cost $20,742,240)			20,605,943

MORTGAGE PASS-THROUGHS - 2.5%
Agency Fixed Rate 30-Year - 1.6%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		3,543	3,993,648
Government National Mortgage Association
5.00%, 10/15/39		1,758	1,950,702
Series 2002
7.50%, 3/15/32		156	188,171

			6,132,521

Agency Fixed Rate 15-Year - 0.9%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		1,061	1,146,923
6.50%, 3/01/26		1,955	2,069,475
Federal National Mortgage Association
6.00%, 12/01/21		30	32,267
Series 2000
7.50%, 3/01/15		4	3,684
Series 2001
6.00%, 11/01/16-12/01/16		119	122,750
Series 2002
6.00%, 2/01/17		123	127,320
8.00%, 8/01/16		23	23,672

			3,526,091

	Principal Amount (000)		U.S. $ Value
Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
1.783%, 1/01/37 (b)	U.S.$	9	$9,500

Total Mortgage Pass-Throughs (cost $9,601,139)			9,668,112

INFLATION-LINKED SECURITIES - 2.1%
United States - 2.1%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)
(cost $8,102,014)		7,897	8,131,304

GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
Netherlands - 0.9%
Achmea Bank NV		3,415	3,418,657

0.573%, 11/03/14 (a)(b)
(cost $3,414,892)
COVERED BONDS - 0.5%
DNB Boligkreditt AS
1.45%, 3/21/18 (a)
(cost $1,861,652)		1,865	1,856,190

Total Investments - 97.5% (cost $380,548,454) (f)			381,323,073
Other assets less liabilities - 2.5% (g)			9,739,920

Net Assets - 100.0%			$391,062,993

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr
(CBT) Futures	344	September 2014	$75,578,416	$75,540,250	$(38,166)
Sold Contracts
U.S. T-Note 5 Yr
(CBT) Futures	207	September 2014	24,755,758	24,728,414	27,344
U.S. T-Note 10 Yr
(CBT) Futures	83	September 2014	10,363,319	10,389,266	(25,947)

					$(36,769)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD208	AUD 222	7/18/14	$1,091

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	319	CAD	341	7/11/14	$1,307
Deutsche Bank AG	AUD	9,775	USD	8,989	7/18/14	(217,603)
Northern Trust Co.	CAD	3,076	USD	2,811	7/11/14	(71,731)
State Street Bank & Trust Co.	NZD	4,941	USD	4,269	8/07/14	(43,242)
State Street Bank & Trust Co.	USD	119	NZD	136	8/07/14	(77)
UBS AG	USD	362	CAD	395	7/11/14	8,217

						$(322,038)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $51,831,532 or 13.3% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(c)	Fair valued by the Adviser.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of June 30, 2014, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$13,205	$0	0.00%

(e)	IO - Interest Only
(f)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,762,655 and gross unrealized depreciation of investments was $(988,036), resulting in net unrealized appreciation of $774,619.
(g)	An amount of U.S. $188,183 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$132,830,181		$	– 0	–	$132,830,181
Asset-Backed Securities		– 0	–	63,154,751			8,119,012	^	71,273,763
Commercial Mortgage-Backed Securities		– 0	–	67,830,599			544,583		68,375,182
Corporates - Investment Grades		– 0	–	65,163,741			– 0	–	65,163,741
Collateralized Mortgage Obligations		– 0	–	17,084,328			3,521,615		20,605,943
Mortgage Pass-Throughs		– 0	–	9,668,112			– 0	–	9,668,112
Inflation-Linked Securities		– 0	–	8,131,304			– 0	–	8,131,304
Governments - Sovereign Agencies		– 0	–	3,418,657			– 0	–	3,418,657
Covered Bonds		– 0	–	1,856,190			– 0	–	1,856,190
Total Investments in Securities		– 0	–	369,137,863			12,185,210		381,323,073
Other Financial Instruments* :
Assets:
Futures		27,344		– 0	–		– 0	–	27,344
Forward Currency Exchange Contracts		– 0	–	10,615			– 0	–	10,615
Liabilities:
Futures		(64,113)		– 0	–		– 0	–	(64,113)
Forward Currency Exchange Contracts		– 0	–	(332,653)			– 0	–	(332,653)

Total+		$ (36,769)		$368,815,825			$12,185,210		$380,964,266

^	The Portfolio held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/13	$7,626,080		$2,871,907		$2,796,210
Accrued discounts/(premiums)	2,444		(8)		(968)
Realized gain (loss)	(30,249)		(78)		31,363
Change in unrealized appreciation/depreciation	(2,210)		86,149		78,329
Purchases	5,777,539		– 0	–	4,576,244
Sales	(5,254,592)		(2,413,387)		(3,959,563)
Transfers in to Level 3			– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/14	$8,119,012		$544,583		$3,521,615

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$(12,404)		$60,797		$78,717

	Total
Balance as of 9/30/13	$13,294,197
Accrued discounts/(premiums)	1,468
Realized gain (loss)	1,036
Change in unrealized appreciation/depreciation	162,268
Purchases	10,353,783
Sales	(11,627,542)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 6/30/14	$12,185,210

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$127,110

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14			Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities		$8,119,012		Third Party Vendor	Evaluated Quotes	$93.73 – $102.04/$99.61
	$	– 0	–	Qualitative Assessment		$0.00/N/A
Commercial Mortgage-Backed Securities		$544,583		Third Party Vendor	Evaluated Quotes	$98.86/N/A
Collateralized Mortgage Obligations		$3,521,615		Third Party Vendor	Evaluated Quotes	$80.00 – $100.01/$94.28

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Stanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 70.8%
United States - 70.8%
U.S. Treasury Notes
0.125%, 4/30/15	$3,374	$3,374,658
0.25%, 9/30/14-5/31/15	12,324	12,336,841
0.375%, 4/30/16-5/31/16	8,140	8,134,094
0.50%, 6/15/16	2,385	2,387,981
0.625%, 7/15/16-4/30/18	5,720	5,710,496
0.75%, 2/28/18	1,610	1,584,718
1.375%, 6/30/18	243	243,551

Total Governments - Treasuries
(cost $33,774,268)		33,772,339

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.3%
Agency Floating Rate - 11.7%
Federal Home Loan Mortgage Corp.
Series 4248, Class QF
0.652%, 6/15/39 (a)	362	362,168
Series 4286, Class VF
0.602%, 12/15/43 (a)	234	232,858
Federal National Mortgage Association
Series 2006-39, Class DF
0.552%, 5/25/36 (a)	455	455,723
Series 2006-42, Class PF
0.562%, 6/25/36 (a)	460	461,041
Series 2010-113, Class FA
0.552%, 10/25/40 (a)	336	336,518
Series 2013-121, Class FA
0.552%, 12/25/43 (a)	210	210,927
Series 2013-57, Class FN
0.502%, 6/25/43 (a)	235	234,028
FHLMC Structured Pass Through
Securities
Series T-72, Class A1
0.355%, 3/25/36 (a)	104	102,109
NCUA Guaranteed Notes
Series 2010-R1, Class 1A
0.602%, 10/07/20 (a)	2,332	2,344,311
Series 2010-R3, Class 1A
0.712%, 12/08/20 (a)	852	857,502

		5,597,185

Agency Fixed Rate - 1.6%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	716	753,258

Total Collateralized Mortgage Obligations
(cost $6,319,144)		6,350,443

MORTGAGE PASS-THROUGHS - 6.8%
Agency Fixed Rate 15-Year - 3.7%
Federal Home Loan Mortgage Corp. Gold
3.50%, 2/01/29	449	476,658
5.00%, 7/01/25	653	705,291

	Principal Amount (000)	U.S. $ Value
6.50%, 3/01/26	$408	$432,089
Federal National Mortgage Association
5.50%, 9/01/19	98	103,603
Series 2000
7.50%, 3/01/15	1	1,316
Series 2001
6.00%, 11/01/16	54	56,277
Series 2002
8.00%, 8/01/16	9	8,965

		1,784,199

Agency Fixed Rate 30-Year - 3.1%
Federal National Mortgage Association
5.00%, 5/01/39	668	755,950
Series 2010
5.00%, 2/01/40	428	482,454
Government National Mortgage Association
5.00%, 10/15/39	211	234,492

		1,472,896

Total Mortgage Pass-Throughs (cost $3,221,377)		3,257,095

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Agency CMBS - 3.8%
Federal Home Loan Mortgage Corp.
Series K017, Class A1
1.891%, 12/25/20	170	171,757
Series K703, Class A1
1.873%, 1/25/18	108	110,101
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K025, Class A1
1.875%, 4/25/22	494	492,924
Series K032, Class A1
3.016%, 2/25/23	260	272,877
Series K033, Class A1
2.871%, 2/25/23	260	270,016
Series K034, Class A1
2.669%, 2/25/23	221	227,240
Series K035, Class A1
2.615%, 3/25/23	252	258,052

Total Commercial Mortgage-Backed Securities (cost $1,776,604)		1,802,967

INFLATION-LINKED SECURITIES - 2.1%
United States - 2.1%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $990,182)	965	993,757

U.S. $ Value
Total Investments - 96.8% (cost $46,081,575) (b)	$46,176,601
Other assets less liabilities - 3.2% (c)	1,512,760

Net Assets - 100.0%	$47,689,361

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	52	September 2014	$11,424,100	$11,418,875	$(5,225)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	3	September 2014	357,839	358,383	(544)
U.S. T-Note 10 Yr (CBT) Futures	16	September 2014	1,999,849	2,002,750	(2,901)

					$(8,670)

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(b)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $134,447 and gross unrealized depreciation of investments was $(39,421), resulting in net unrealized appreciation of $95,026.
(c)	An amount of U.S. $8,797 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2014.

Glossary:

CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

Stanford C. Bernstein Fund, Inc.—U.S. Government Short Duration Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$33,772,339		$	– 0	–	$33,772,339
Collateralized Mortgage Obligations		– 0	–	6,350,443			– 0	–	6,350,443
Mortgage Pass-Throughs		– 0	–	3,257,095			– 0	–	3,257,095
Commercial Mortgage-Backed Securities		– 0	–	1,802,967			– 0	–	1,802,967
Inflation-Linked Securities		– 0	–	993,757			– 0	–	993,757

Total Investments in Securities		– 0	–	46,176,601			– 0	–	46,176,601
Other Financial Instruments** :
Liabilities:
Futures		(8,670)		– 0	–		– 0	–	(8,670)

Total^		$(8,670)		$46,176,601		$	– 0	–	$46,167,931

**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 92.9%
Long-Term Municipal Bonds - 92.9%
California - 80.0%
Bay Area Toll Auth CA
Series 2007F
5.00%, 4/01/17 (Pre-refunded/ETM)	$1,305	$1,465,241
California Dept Wtr Res Pwr
Series 2010M
5.00%, 5/01/15	1,430	1,487,600
California GO
Series 2013B
5.00%, 9/01/15	1,815	1,916,858
California Pub Wks Brd
Series 2012F
4.00%, 10/01/15 (Pre-refunded/ETM)	1,055	1,106,568
California Statewide CDA (Odd Fellows Home)
Series 2012A
4.00%, 4/01/16	1,080	1,143,040
California Statewide CDA (The Terraces at San Joaquin Gardens)
4.00%, 10/01/18	315	315,000
Contra Costa CA Trnsp Auth (Contra Costa CA Trnsp Sales Tax)
Series 2012B
4.00%, 3/01/16	1,620	1,720,910
East Bay Mud CA Wtr Sys
Series 2013A
5.00%, 6/01/16	2,000	2,179,400
Irvine CA Pub Fac Auth Assmt
Series 2012A
3.00%, 9/02/14	1,000	1,000,750
Los Angeles CA USD GO
NATL
5.75%, 7/01/16	725	803,663
Series 2014A
5.00%, 7/01/17 (a)	1,315	1,485,621
Los Angeles CA Wstwtr Sys
Series 2013B
4.00%, 6/01/16	3,160	3,382,622
Los Angeles Cnty CA Santn Dist
Series 2013A
5.00%, 10/01/16	1,825	2,017,154
Met Wtr Dist Southern CA Wtr
2012E-2
3.00%, 7/01/35	1,000	1,027,800
Riverside CA Elec
Series 2013A
4.00%, 10/01/16	2,285	2,461,128
Sacramento CA Mun Util Dist
Series 2013C
5.00%, 8/15/16	2,300	2,527,907
Sacramento CA USD GO
4.00%, 8/01/15	1,040	1,081,600
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
Series 2012A
3.00%, 7/01/15	1,000	1,028,510
San Francisco City/Cnty CA GO
5.00%, 6/15/15	2,475	2,589,642

	Principal Amount (000)	U.S. $ Value
Southern CA Pub Pwr Auth
5.00%, 7/01/15	$1,000	$1,048,490
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
Series 2012A
5.00%, 7/01/16	2,255	2,467,962
Univ of California
NATL Series 2005E
5.00%, 5/15/15	1,000	1,042,170

		35,299,636

Florida - 0.3%
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (b)(c)(d)	105	56,795
Lake Ashton II CDD FL
Series 2006B
5.00%, 11/01/11 (c)(d)	190	62,700

		119,495

Illinois - 1.2%
Cortland IL SSA #10
5.125%, 3/01/14 (c)(d)	110	5,500
Illinois GO
5.00%, 8/01/15	510	535,148

		540,648

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/13 (b)(c)(d)	200	0
Isabella Lakes CDD LA
6.00%, 8/01/22 (c)(d)	200	50,000
Orange Grove CDD LA
5.30%, 11/01/21 (c)(d)	130	26,000

		76,000

New Jersey - 2.0%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	820	887,002

New York - 1.1%
Nassau Cnty NY GO
Series 2014A
2.00%, 2/02/15 (a)	500	504,705

Puerto Rico - 4.6%
Puerto Rico GO
NATL
6.00%, 7/01/14	1,000	1,000,000
Puerto Rico IND Tour Ed Med Envrn Auth (Inter American Univ of Puerto Rico)
5.00%, 10/01/15	1,015	1,043,085

		2,043,085

	Principal Amount (000)	U.S. $ Value
Texas - 3.5%
Grand Parkway Trnsp Corp. TX
Series 2014A
3.00%, 12/15/16	$1,450	$1,536,333

Total Municipal Obligations (cost $41,505,564)		41,006,904

CORPORATES - INVESTMENT GRADES - 5.5%
Financial Institutions - 5.5%
Banking - 5.5%
Bank of America Corp.
1.50%, 10/09/15	860	867,919
Capital One Bank USA NA
1.20%, 2/13/17	500	499,978
JPMorgan Chase & Co.
1.35%, 2/15/17	540	541,918
Morgan Stanley
Series G
5.45%, 1/09/17	445	490,210

Total Corporates - Investment Grades (cost $2,393,888)		2,400,025

SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 7/01/14 (cost $221,841)	222	221,841

Total Investments - 98.9% (cost $44,121,293) (e)		43,628,770
Other assets less liabilities - 1.1%		501,395

Net Assets - 100.0%		$44,130,165

(a)	When-Issued or delayed delivery security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $236,787 and gross unrealized depreciation of investments was $(729,310), resulting in net unrealized depreciation of $(492,523).

As of June 30, 2014, the Fund held 6.4% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

CDA	-	Community Development Authority
CDD	-	Community Development District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NATL	-	National Interstate Corporation
SSA	-	Special Services Area
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$40,490,909		$515,995	^	$41,006,904
Corporates - Investment Grades		– 0	–	2,400,025		– 0	–	2,400,025
Short-Term Investments		– 0	–	221,841		– 0	–	221,841

Total Investments in Securities		– 0	–	43,112,775		515,995		43,628,770

Other Financial Instruments*:		– 0	–	– 0	–	– 0	–	– 0	–
Total+	$	– 0	–	$43,112,775		$515,995		$43,628,770

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/13	$757,719		$757,719
Accrued discounts/(premiums)	2		2
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(88,726)		(88,726)
Purchases	– 0	–	– 0	–

Sales	(153,000)		(153,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$515,995		$515,995

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$(89,195)		$(89,195)

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14			Valuation Technique	Unobservable Input	Range/Weighted Average
Long-Term Municipal Bonds		$459,200		Third Party Vendor	Lack of External Credit Rating	$5.00 – 100.00/$77.02
		$56,795		Cash Flow Projection	Underlying’s Current Interest Rate	$54.09/N/A
	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Short Duration New York Municipal Portfolio

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.7%
Long-Term Municipal Bonds - 86.9%
New York - 83.8%
County of Nassau NY
Series 2014A
2.00%, 3/16/15 (a)	$2,865	$2,896,744
Hempstead Town NY GO
4.00%, 8/15/15	1,315	1,371,611
Long Island Pwr Auth NY
NATL Series 2006D
2.267%, 9/01/15 (b)	2,050	2,066,830
Metropolitan Trnsp Auth NY
Series 2012D
4.00%, 11/15/15	1,400	1,471,582
Series 2012H
5.00%, 11/15/17	1,350	1,536,989
AGM Series 2002B-1
0.303%, 11/01/22 (b)(c)	2,575	2,482,189
Metropolitan Trnsp Auth NY (New York St Lease MTA Svc Cont)
Series 2002A
5.75%, 1/01/17	3,600	4,051,656
Monroe Cnty NY IDA (New York St Lease Rochester Sch)
Series 2012A
5.00%, 5/01/15	1,500	1,560,285
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
Series 2012A
5.00%, 11/15/16	4,600	5,093,304
Nassau Cnty NY Local Econ Asst Corp. (Catholic Hlth Svcs of Long Island)
3.00%, 7/01/15-7/01/16	1,385	1,427,541
New York City Trnsl Fin Auth Future Tax Secured Revenue
5.00%, 11/01/15 (Pre-refunded/ETM)	315	335,081
New York NY GO
Series 2012A
5.00%, 8/01/16	2,855	3,128,966
Series 2013E
5.00%, 8/01/17	1,175	1,325,118
New York NY Trnsl Fin Auth
5.00%, 11/01/15	1,530	1,628,180
Series 2007C-1
5.00%, 11/01/15	3,040	3,235,077
Series 2012E
5.00%, 2/01/17	4,830	5,376,756
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009A
5.00%, 3/15/17	3,700	4,138,524
New York St Dormitory Auth (New York Univ)
NATL Series 1998A
5.75%, 7/01/14	2,000	2,000,000
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NATL Series 2010C

	Principal Amount (000)	U.S. $ Value
0.417%, 4/01/34 (b)(c)	$2,325	$2,175,489
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
Series 2012A
4.00%, 6/15/15	2,000	2,073,860
New York St Pwr Auth
NATL Series 2007C
5.00%, 11/15/14	1,000	1,017,880
New York St Thruway Auth (New York St Pers Income Tax)
Series 2012A
5.00%, 3/15/18	2,000	2,293,780
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2008B
5.25%, 4/01/18	2,710	3,126,798
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/16	1,080	1,154,963
New York St UDC (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/17	3,610	4,037,857
Onondaga Cnty NY GO
5.00%, 5/01/16	3,605	3,914,273
Port Authority of NY & NJ
3.00%, 10/01/14	3,000	3,020,580
Series 20131
4.00%, 6/01/16	1,580	1,690,379
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	675	671,942
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2013B
5.00%, 6/01/20	3,950	4,277,376
Triborough Brdg & Tunl Auth NY
Series 2012A
5.00%, 11/15/16	1,000	1,107,240
Utility Debt Securitization Auth NY
Series 2013T
5.00%, 6/15/18	2,170	2,365,040
Westchester Cnty NY GO
Series 2013B
5.00%, 7/01/16	2,610	2,851,555

		80,905,445

Colorado - 1.5%
Denver CO Urban Renewal Auth (Stapleton)
Series 2013A
5.00%, 12/01/15	1,355	1,437,845

Florida - 0.4%
Dupree Lakes CDD FL
6.83%, 11/01/15	5	4,985
Durbin Crossing CDD FL

	Principal Amount (000)	U.S. $ Value
Series 20061
5.25%, 11/01/15 (d)(e)(f)	$135	$73,021
New River CDD FL
Series 2006B
5.00%, 5/01/13 (e)(g)	65	1
Overoaks CDD FL
Series 2004B
5.125%, 5/01/09 (d)(e)(g)	45	0
Series 2010A-1
6.125%, 5/01/35 (e)	20	20,259
Series 2010A-2
6.125%, 5/01/35 (e)	50	50,196
Series 2010B
5.125%, 5/01/17 (e)	70	70,205
Parkway Center CDD FL
Series 2004B
7.00%, 5/01/23	140	138,822

		357,489

Illinois - 1.1%
Cortland IL SSA #10
5.125%, 3/01/14 (e)(f)	153	7,650
Illinois GO
5.00%, 8/01/15	1,000	1,049,310

		1,056,960

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/13 (d)(e)(f)	270	0
Isabella Lakes CDD LA
6.00%, 8/01/22 (e)(f)	255	63,750
Juban Parc LA CDD (Juban Parc LA CDD)
5.15%, 10/01/14 (e)(f)	115	23,000
Whispering Springs CDD LA
5.20%, 10/01/21 (e)(f)	120	21,600

		108,350

Total Long-Term Municipal Bonds (cost $84,370,645)		83,866,089

Short-Term Municipal Notes - 8.8%
New York - 6.7%
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
0.05%, 6/01/36 (h)	4,000	4,000,000
New York St HFA (New York St Pers Income Tax)
Series 2012A
0.06%, 5/01/45 (h)	2,500	2,500,000

		6,500,000

	Principal Amount (000)	U.S. $ Value
Texas - 2.1%
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.02%, 11/01/51 (h)	$2,000	$2,000,000

Total Short-Term Municipal Notes (cost $8,500,000)		8,500,000

Total Municipal Obligations (cost $92,870,645)		92,366,089

CORPORATES - INVESTMENT GRADES - 3.5%
Financial Institutions - 2.2%
Banking - 1.3%
Bank of America Corp.
4.50%, 4/01/15	420	432,528
Capital One Financial Corp.
2.125%, 7/15/14	370	370,252
Morgan Stanley
5.375%, 10/15/15	455	481,781

		1,284,561

Finance - 0.9%
General Electric Capital Corp.
2.15%, 1/09/15	803	810,910

		2,095,471

Industrial - 1.3%
Technology - 1.3%
Cisco Systems, Inc.
1.10%, 3/03/17	503	504,563
International Business Machines Corp.
0.55%, 2/06/15	805	806,671

		1,311,234

Total Corporates-Investment Grades (cost $3,386,821)		3,406,705

	Shares
SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
State Street Time Deposit
0.01%, 7/01/14 (cost $737,411)	737	737,411

Total Investments - 100.0% (cost $96,994,877) (i)		96,510,205
Other assets less liabilities - 0.0%		31,900

Net Assets - 100.0%		$96,542,105

(a)	When-Issued or delayed delivery security.
(b)	Variable rate coupon, rate shown as of June 30, 2014.

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2014 and the aggregate market value of these securities amounted to $4,657,678 or 4.82% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Security is in default and is non-income producing.
(g)	Non-income producing security.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $599,331 and gross unrealized depreciation of investments was $(1,084,003), resulting in net unrealized depreciation of $(484,672).

As of June 30, 2014, the Fund held 10.1% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
CDD	-	Community Development District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MTA	-	Metropolitan Transportation Authority
NATL	-	National Interstate Corporation
SSA	-	Special Services Area
UDC	-	Urban Development Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$83,057,519		$808,570	^	$83,866,089
Short-Term Municipal Notes		– 0	–	8,500,000		– 0	–	8,500,000
Corporates - Investment Grades		– 0	–	3,406,705		– 0	–	3,406,705
Short-Term Investments		– 0	–	737,411		– 0	–	737,411

Total Investments in Securities		– 0	–	95,701,635		808,570		96,510,205
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$95,701,635		$808,570		$96,510,205

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^	Total
Balance as of 9/30/13	$3,334,272	$3,334,272
Accrued discounts/(premiums)	(3,142)	(3,142)
Realized gain (loss)	(37,619)	(37,619)
Change in unrealized appreciation/depreciation	(50,903)	(50,903)

Purchases	– 0	–	– 0	–
Sales	(2,434,038)		(2,434,038)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$808,570		$808,570

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$(119,494)		$(119,494)

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.7%
Long-Term Municipal Bonds - 94.7%
Alabama - 1.9%
Alabama Pub Sch & Clg Auth
Series 2013A
5.00%, 6/01/16	$4,180	$4,543,158
Jefferson Cnty AL Commn (Jefferson Cnty AL Swr)
Series 2013D
5.00%, 10/01/16	750	800,318

		5,343,476

Arizona - 2.1%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
Series 2009A
5.00%, 7/01/17	2,300	2,596,953
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2009B
4.00%, 1/01/16	2,890	3,051,118

		5,648,071

Arkansas - 0.6%
Little Rock AR GO
1.25%, 4/01/33	1,515	1,515,636

Colorado - 4.5%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011B
4.00%, 11/15/14	7,675	7,780,685
Denver CO City & Cnty Wtr Commr
Series 2012B
4.00%, 12/15/15	1,935	2,042,276
Mun Subdist No CO Wtr Conserv Dist
AMBAC Series 2007J
5.00%, 12/01/14	2,345	2,387,984
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (a)(b)	85	42,383

		12,253,328

Connecticut - 1.6%
Connecticut GO
Series 2014C
5.00%, 6/15/17	3,970	4,471,292

Florida - 7.2%
Citizens Ppty Ins Corp. FL
Series 2009A-1
6.00%, 6/01/16	3,500	3,867,080
Series 2010A-1
5.00%, 6/01/16	4,695	5,098,207
Dupree Lakes CDD FL
6.83%, 11/01/15	10	9,969
Florida Brd of Ed GO(Florida GO)

	Principal Amount (000)	U.S. $ Value
Series 2013C
5.00%, 6/01/16	$2,665	$2,904,051
Florida Brd of Ed Lottery
Series 2012A
5.00%, 7/01/16-7/01/17	6,100	6,761,942
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (a)(b)	150	45,000
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
3.00%, 11/15/15	815	838,863
Overoaks CDD FL
Series 2004B
5.125%, 5/01/09 (b)(c)(d)	55	0
Series 2010A-1
6.125%, 5/01/35 (b)	30	30,388
Series 2010A-2
6.125%, 5/01/35 (b)	60	60,236
Series 2010B
5.125%, 5/01/17 (b)	80	80,234
Parkway Center CDD FL
Series 2004B
7.00%, 5/01/23	115	114,033

		19,810,003

Georgia - 5.0%
Georgia GO
Series 2012A
5.00%, 7/01/16	10,000	10,933,900
Georgia Mun Elec Auth
Series 2012B
5.00%, 1/01/18	2,450	2,784,817

		13,718,717

Hawaii - 0.8%
Hawaii GO
Series 2013E
5.00%, 8/01/15	2,040	2,146,508

Illinois - 8.2%
Cortland IL SSA #10
5.125%, 3/01/14 (a)(b)	182	9,100
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 6/15/15	11,045	11,556,604
Illinois GO
5.00%, 8/01/15	2,730	2,864,616
Illinois Sales Tax
4.00%, 6/15/16	3,010	3,219,647
Illinois St Toll Highway Auth
AGM Series 2005A
5.00%, 7/01/15 (Pre-refunded/ETM)	4,750	4,977,858

		22,627,825

	Principal Amount (000)	U.S. $ Value
Indiana - 0.5%
Posey Cnty IN (Midwest Fertilizer Corp Proj)
0.30%, 7/01/46 (e)	$1,455	$1,455,102

Louisiana - 1.0%
Isabella Lakes CDD LA
6.00%, 8/01/22 (a)(b)	515	128,750
Louisiana GO
Series 2012A
5.00%, 8/01/15	2,325	2,446,388
Whispering Springs CDD LA
5.20%, 10/01/21 (a)(b)	670	120,600

		2,695,738

Maryland - 3.1%
Anne Arundel Cnty MD GO
5.00%, 4/01/15-4/01/16	8,170	8,589,053

Massachusetts - 8.9%
Massachusetts Mun Whsl Elec Co.
Series 2012A
5.00%, 7/01/14	5,355	5,355,000
Massachusetts Sch Bldg Auth
AGM Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	2,530	2,666,266
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012B
5.00%, 8/15/17	2,400	2,720,784
Massachusetts Wtr Poll Abtment Trst (Massachusetts SRF)
5.00%, 8/01/17	12,035	13,639,506

		24,381,556

Michigan - 3.4%
Detroit MI Swr Disp
AGM
0.756%, 7/01/32 (f)	1,530	1,212,449
Michigan Fin Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/15	7,650	8,020,948

		9,233,397

Minnesota - 3.7%
Elk River MN ISD #728 GO
Series 2012A
5.00%, 2/01/17	4,460	4,962,419
Minnesota Lease
Series 2012B
4.00%, 3/01/16	5,000	5,309,750

		10,272,169

Missouri - 3.1%
Springfield MO Pub Util
5.00%, 12/01/14	3,025	3,081,446

	Principal Amount (000)	U.S. $ Value
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
NATL
5.50%, 7/01/16	$5,040	$5,528,880

		8,610,326

Nevada - 2.1%
Nevada Unemployment
5.00%, 6/01/16	5,285	5,754,784

New Jersey - 1.4%
Morris-Union NJ JT Comm COP
AGM
4.00%, 8/01/15	750	772,500
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	1,625	1,757,779
Rutgers State Univ NJ
Series 2013J
3.00%, 5/01/15	1,150	1,177,002

		3,707,281

New Mexico - 4.6%
New Mexico Severance Tax
Series 2013A
5.00%, 7/01/16	11,440	12,493,967

New York - 7.2%
Metropolitan Trnsp Auth NY
Series 2012D
4.00%, 11/15/15	8,525	8,960,883
AGM Series 2002B-1
0.303%, 11/01/22 (g)	6,575	6,338,018
New York NY GO
Series 2012F
5.00%, 8/01/15	1,835	1,931,209
Series 2013J
5.00%, 8/01/16	2,400	2,630,304

		19,860,414

Ohio - 0.4%
Ohio Major New Infra Proj (Ohio Fed Hwy Grant)
Series 20121
5.00%, 12/15/17	1,000	1,138,600

Oregon - 2.4%
Multnomah Cnty OR SD #1J GO
Series 2013A
5.00%, 6/15/15	2,000	2,090,280
Portland OR CCD GO
5.00%, 6/15/16	4,105	4,477,323

		6,567,603

Pennsylvania - 0.5%
Delaware Riv Port Auth PA & NJ
4.00%, 1/01/15	1,140	1,156,142

	Principal Amount (000)	U.S. $ Value
Philadelphia PA IDA (Leadership Learning Partners)
Series 2005A
4.60%, 7/01/15 (b)	$120	$113,411

		1,269,553

South Carolina - 3.6%
South Carolina GO
5.00%, 3/01/17	6,135	6,865,617
South Carolina Pub Svc Auth
Series 2012C
5.00%, 12/01/14	3,000	3,059,640

		9,925,257

Texas - 8.6%
Grand Parkway Trnsp Corp. TX
Series 2014A
3.00%, 12/15/16	11,040	11,697,322
Tarrant TX Regional Wtr Dist
Series 2012A
5.00%, 3/01/17	6,115	6,832,840
Texas PFA (Texas Workforce Commission)
3.50%, 1/01/19	4,975	5,055,097

		23,585,259

Virginia - 2.8%
Dulles Town CTR CDA VA
3.00%, 3/01/15	1,100	1,105,874
Fairfax Cnty VA GO
Series 2011A
5.00%, 4/01/17	1,385	1,553,042
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
5.00%, 9/15/15	3,000	3,174,360
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,745	1,819,058

		7,652,334

Washington - 1.5%
Seattle WA Wtr Sys
5.00%, 9/01/14	3,990	4,022,519

Wisconsin - 4.0%
Wisconsin GO
Series 20141
5.00%, 5/01/16	10,000	10,857,900

Total Municipal Obligations (cost $259,703,991)		259,607,668

CORPORATES - INVESTMENT GRADES - 5.6%
Financial Institutions - 4.2%
Banking - 3.3%
Bank of America Corp.
4.50%, 4/01/15	1,680	1,730,113
Capital One Bank USA NA

	Principal Amount (000)	U.S. $ Value
1.20%, 2/13/17	$1,850	$1,849,920
Capital One Financial Corp.
2.125%, 7/15/14	935	935,638
Citigroup, Inc.
4.587%, 12/15/15	750	790,610
JPMorgan Chase & Co.
3.15%, 7/05/16	2,453	2,556,882
Morgan Stanley
5.375%, 10/15/15	1,300	1,376,515

		9,239,678

Finance - 0.9%
General Electric Capital Corp.
2.15%, 1/09/15	2,370	2,393,344

Industrial - 1.4%
Technology - 1.4%
Cisco Systems, Inc.
1.10%, 3/03/17	1,476	1,480,586
International Business Machines Corp.
0.55%, 2/06/15	2,350	2,354,879

		3,835,465

Total Corporates - Investment Grades (cost $15,411,063)		15,468,487

Total Investments - 100.3% (cost $275,115,054) (h)		275,076,155
Other assets less liabilities - (0.3)%		(791,036)

Net Assets - 100.0%		$274,285,119

(a)	Security is in default and is non-income producing.
(b)	Illiquid security.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Variable rate coupon, rate shown as of June 30, 2014.
(f)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2014 and the aggregate market value of this security amounted to $6,338,018 or 2.31% of net assets.
(h)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,628,295 and gross unrealized depreciation of investments was $(1,667,194), resulting in net unrealized depreciation of $(38,899).

As of June 30, 2014, the Fund held 8.7% of net assets in insured bonds (of this amount 32.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District

COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NATL	-	National Interstate Corporation
PFA	-	Public Finance Authority
SD	-	School District
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$257,747,690		$1,859,978	^	$259,607,668
Corporates - Investment Grades		– 0	–	15,468,487		– 0	–	15,468,487

Total Investments in Securities		– 0	–	273,216,177		1,859,978		275,076,155
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$273,216,177		$1,859,978		$275,076,155

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^	Total
Balance as of 9/30/13	$4,207,175	$4,207,175
Accrued discounts/(premiums)	(11,232)	(11,232)
Realized gain (loss)	5,343	5,343
Change in unrealized appreciation/depreciation	(111,308)	(111,308)

Purchases	– 0	–	– 0	–
Sales	(2,230,000)		(2,230,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$1,859,978		$1,859,978

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$(88,751)		$(88,751)

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.6%
Long-Term Municipal Bonds - 93.6%
California - 81.7%
Bay Area Toll Auth CA
5.00%, 4/01/22-4/01/25	$28,820	$33,956,710
Series 2006F
5.00%, 4/01/16	3,630	3,926,607
5.00%, 4/01/16 (Pre-refunded/ETM)	5,250	5,688,585
Series 2007F
5.00%, 4/01/16	3,570	3,861,705
Bay Area Wtr Supply & Consv Agy CA
Series 2013A
5.00%, 10/01/25	4,710	5,617,334
California Dept Wtr Res Cen Vy
Series 2013AM
5.00%, 12/01/14	3,000	3,060,780
Series 2014A
5.00%, 12/01/27	5,690	6,865,213
NATL
5.00%, 12/01/14 (Pre-refunded/ETM)	380	387,649
NATL Series 2005AH
5.00%, 12/01/14 (Pre-refunded/ETM)	60	61,220
California Dept Wtr Res Pwr
Series 2008H
5.00%, 5/01/17	1,455	1,638,170
Series 2008K
5.00%, 5/01/18	23,145	26,764,184
Series 2010L
5.00%, 5/01/15-5/01/20	20,205	23,291,560
AGM Series 2008H
5.00%, 5/01/17	21,050	23,699,985
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/18-7/01/20	33,120	38,894,668
NATL Series 2004A
5.00%, 7/01/15	2,310	2,318,847
California GO
4.00%, 12/01/26	21,565	23,009,208
5.00%, 10/01/20-5/01/29	48,055	57,054,243
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	20,650	25,030,484
California Poll Cntl Fin Auth (Pacific Gas & Electric Co.)
0.02%, 11/01/26 (a)	6,000	6,000,000
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/27 (b)	4,000	4,285,520
California Pub Wks Brd
Series 2009E
5.00%, 4/01/19 (Pre-refunded/ETM)	12,775	15,110,781
Series 2011G
5.00%, 12/01/21 (Pre-refunded/ETM)	1,545	1,890,153
NATL Series 2007B
5.00%, 6/01/15 (Pre-refunded/ETM)	3,030	3,166,047
NATL Series 2007C

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/16 (Pre-refunded/ETM)	$1,575	$1,737,225
California Pub Wks Brd (CA Lease Dept Corr St Prisons)
AMBAC Series 1993A
5.00%, 12/01/19	2,630	2,925,007
California Pub Wks Brd (CA Lease State Univ Sys)
NATL Series 2006A
5.00%, 10/01/14	3,740	3,784,132
California Pub Wks Brd (California Pub Wks Brd Lease)
Series 2014A
5.00%, 9/01/30	11,220	12,844,432
Series 2014B
5.00%, 10/01/29	4,445	5,134,775
California Spl Dist Assn Fin Corp. COP
AGM Series 1996Z
5.50%, 8/01/17 (Pre-refunded/ETM)	315	333,988
California State Univ
Series 2010A
5.00%, 11/01/24	1,490	1,691,657
Series 2011A
5.25%, 11/01/26	5,500	6,430,545
Series 2012A
5.00%, 11/01/26	10,930	12,669,510
AMBAC Series 2005B
5.00%, 11/01/14	3,575	3,632,272
California Statewide CDA (Kaiser Permanente)
Series 2012C
5.00%, 11/01/29	2,630	2,950,018
Series 2012E-1
5.00%, 4/01/44	1,000	1,121,080
California Statewide CDA (Odd Fellows Home)
Series 2012A
5.00%, 4/01/20-4/01/22	2,000	2,343,090
California Statewide CDA (The Terraces at San Joaquin Gardens)
4.00%, 10/01/18	1,965	1,965,000
Chaffey CA Cmnty Clg Dist
NATL
5.00%, 6/01/15 (Pre-refunded/ETM)	1,090	1,138,418
Chaffey CCD CA GO
NATL
5.00%, 6/01/25	350	364,168
Coati-Rohnert Pk USD CA GO
NATL
5.00%, 8/01/20	2,020	2,094,841
Contra Costa CA Wtr Dist
Series 2013R
5.00%, 10/01/16	1,570	1,737,927
Contra Costa Cnty CA Wtr Dist (Contra Costa CA Wtr Dist)
Series 2012Q
5.00%, 10/01/20	5,315	6,416,268
Grossmont-Cuyamaca CCD CA GO
AGC
5.25%, 8/01/17	1,150	1,311,311

	Principal Amount (000)	U.S. $ Value
Industry CA GO
5.00%, 7/01/17	$3,655	$4,108,330
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/23	4,025	4,553,684
Long Beach CA Harbor
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	19,528,791
Series 2010B
5.00%, 5/15/21	6,500	7,692,750
Long Beach CA USD GO
Series 2009A
5.00%, 8/01/15-8/01/18	17,695	19,855,597
Series 2010A
5.00%, 8/01/25	1,000	1,157,230
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/23	5,000	5,856,550
Series 2008A
5.50%, 5/15/15-5/15/17	13,595	15,049,041
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	18,756,622
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	29,929,862
Los Angeles CA Dept W&P Pwr
4.00%, 7/01/16	10,050	10,805,559
Series 2012C
4.00%, 1/01/16	1,000	1,048,620
5.00%, 1/01/16	8,150	8,634,925
Series 2013A
5.00%, 7/01/21	1,505	1,828,996
Series 2014B
5.00%, 7/01/27	2,190	2,591,252
Los Angeles CA Dept W&P Wtr
Series 2012C
5.00%, 7/01/23	1,540	1,864,570
Los Angeles CA Harbor Dept
Series 2011B
5.00%, 8/01/23	2,500	2,942,100
Los Angeles CA USD GO
FGIC Series 2005A-1
5.00%, 7/01/20-7/01/22	13,485	14,107,552
NATL Series 2005A-2
5.00%, 7/01/20	11,000	11,516,340
Los Angeles CA Wstwtr Sys
Series 2012A
5.00%, 6/01/19	4,065	4,791,009
Series 2012C
5.00%, 6/01/23	2,765	3,304,313
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
5.00%, 7/01/21	2,000	2,317,760
Los Angeles Cnty CA Santn Dist
Series 2013A
5.00%, 10/01/15	10,770	11,409,415
Los Angeles CA USD GO
Series 2014C

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/27 (c)	$10,365	$12,291,232
Mammoth CA USD GO
NATL
Zero Coupon, 8/01/21-8/01/22	2,100	1,722,076
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	8,565,656
Series 1993A
5.75%, 7/01/21 (Pre-refunded/ETM)	1,615	1,832,686
5.75%, 7/01/21	2,045	2,433,182
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1)
Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,591,791
Orange Cnty CA Santn COP
Series 2009A
5.00%, 2/01/18-2/01/20	11,045	12,819,046
Pittsburg CA Redev Agy
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,170,330
Port of Oakland CA
Series 2012P
5.00%, 5/01/22-5/01/25	16,945	19,384,782
NATL Series 2007C
5.00%, 11/01/18	1,900	2,124,238
Riverside CA Elec
Series 2013A
5.00%, 10/01/15	2,425	2,567,396
Sacramento CA Fin Auth (Sacramento CA Lease)
Series 1993B
5.40%, 11/01/20	2,000	2,255,540
Sacramento CA Mun Util Dist
Series 2012Y
5.00%, 8/15/25	4,555	5,383,053
Series 2013C
5.00%, 8/15/14-8/15/16	8,060	8,588,094
Sacramento CA USD GO
Series 2011
5.00%, 7/01/24	4,945	5,668,899
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
AMBAC
5.50%, 12/01/21	1,175	1,462,440
Sacramento Regl Transit Dist CA
5.00%, 3/01/24	1,000	1,134,570
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
Series 2009B
5.00%, 5/15/18-5/15/21	35,520	41,384,933
San Diego CA USD GO
NATL Series 2004D
5.50%, 7/01/19	10,140	12,160,395
San Diego Cnty CA COP
AMBAC
5.00%, 2/01/15	2,000	2,055,400
San Diego Cnty CA Wtr Auth
AGM Series 2008A-COPS
5.00%, 5/01/19-5/01/24	7,655	8,778,570

	Principal Amount (000)	U.S. $ Value
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.25%, 5/01/18	$4,655	$5,369,496
Series 2009C-2
5.00%, 5/01/15-5/01/16	26,210	27,779,628
Series 2011C
5.00%, 5/01/21	3,900	4,545,645
Series 2011S
5.00%, 5/01/25	3,000	3,409,470
AGC Series 2008-34E
5.00%, 5/01/16	1,345	1,458,330
San Francisco City/Cnty CA GO
5.00%, 6/15/15	2,385	2,495,473
San Francisco City/Cnty CA Pub Util Wtr
Series 2009A
5.00%, 11/01/28	2,000	2,291,940
Series 2011A
5.00%, 11/01/25	11,320	13,403,446
Series 2013B
5.00%, 10/01/25	4,000	4,701,600
San Francisco City/Cnty CA Redev CFD #6 (Mission Bay South Public Imp)
5.00%, 8/01/19-8/01/24	3,855	4,408,527
San Ramon Vly USD CA GO
AGM
5.25%, 8/01/14 (Pre-refunded/ETM)	1,000	1,004,000
Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc)
NATL
5.375%, 9/01/17	560	560,661
Santa Rosa CA HSD GO
4.00%, 8/01/16	1,740	1,863,836
5.00%, 8/01/17	4,255	4,772,323
South Placer CA Wstwtr Auth
Series 2011C
5.00%, 11/01/19-11/01/20	5,520	6,387,118
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.00%, 7/01/22	4,000	4,746,760
Series 2010-1
5.00%, 7/01/25	8,235	9,509,778
Series 2014A
5.00%, 7/01/30	1,000	1,170,660
Univ of California
Series 2009Q
5.25%, 5/15/22	3,510	4,001,154
Series 2010U
5.00%, 5/15/24	4,215	4,931,929
Series 2012G
5.00%, 5/15/25	10,000	11,743,800
Series 2014A
5.00%, 5/15/28	1,000	1,187,540
AGM Series 2007J
5.00%, 5/15/15 (Pre-refunded/ETM)	395	415,710
5.00%, 5/15/16	5,935	6,248,309
West Contra Costa CA USD (West Contra Costa CA USD GO)
Series 2013A
4.00%, 8/01/14-8/01/15	12,285	12,495,924

	Principal Amount (000)	U.S. $ Value
Series 2013B
4.00%, 8/01/15	$4,000	$4,164,440

		895,297,991

Colorado - 0.4%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	1,700	2,041,003
Denver CO Urban Renewal Auth (Stapleton)
Series 2013A
5.00%, 12/01/20	1,625	1,880,921

		3,921,924

Florida - 3.7%
Broward Cnty FL Sch Brd COP
Series 2011A
5.00%, 7/01/18	2,000	2,302,300
Citizens Ppty Ins Corp. FL
Series 2009A-1
6.00%, 6/01/16	13,160	14,540,221
Dupree Lakes CDD FL
6.83%, 11/01/15	30	29,908
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15-7/01/16	17,080	18,441,232
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	2,450,616
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/21	1,055	1,251,008
Miami-Dade Cnty FL Expressway
Series 2013A
5.00%, 7/01/21	1,280	1,487,744
New River CDD FL
Series 2006B
5.00%, 5/01/13 (d)(e)	405	4
Sterling Hill CDD FL
Series 2003B
5.50%, 11/01/10 (d)(f)(g)	155	70,153

		40,573,186

Guam - 0.1%
Guam Wtrworks Auth
5.50%, 7/01/16	995	1,034,840

Illinois - 1.4%
Bolingbrook IL Sales Tax
6.00%, 1/01/26	4,450	3,910,616
Illinois GO
5.00%, 8/01/18-8/01/23	9,855	11,078,658

		14,989,274

	Principal Amount (000)	U.S. $ Value
Louisiana - 0.0%
Coves of The Highland CDD LA
5.60%, 11/01/13 (d)(f)(g)	$3,200	$0

New Jersey - 2.7%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 12/15/19-6/15/20	25,930	29,942,238

North Carolina - 0.2%
North Carolina Eastern Mun Pwr Agy
Series 2009B
5.00%, 1/01/16	2,375	2,537,996

Ohio - 0.0%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (d)(g)	304	121,600

Puerto Rico - 1.8%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	3,850	1,707,629
Series 2007V V
5.50%, 7/01/20	3,065	1,359,542
Series 2010DDD
5.00%, 7/01/22	10,190	4,519,469
Puerto Rico GO
NATL Series 2001A
5.50%, 7/01/19	5,470	5,871,389
Puerto Rico Govt Dev Bank
NATL Series 2009
4.75%, 12/01/15	5,555	5,589,385
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2009P
6.00%, 7/01/20	1,415	1,182,855

		20,230,269

Texas - 1.2%
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/21	1,180	1,300,407
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	10,290	11,909,337

		13,209,744

Washington - 0.4%
Tobacco Settlement Auth WA
5.00%, 6/01/15	1,000	1,042,640
Washington St HFC (Rockwood Retirement Communities)

	Principal Amount (000)	U.S. $ Value
5.125%, 1/01/20 (b)	$2,925	$2,932,108

		3,974,748

Total Long-Term Municipal Bonds (cost $986,976,019)		1,025,833,810

Short-Term Municipal Notes - 1.0%
California - 1.0%
California Poll Cntl Fin Auth (Pacific Gas & Electric Co.)
0.02%, 11/01/26 (h)
(cost $11,400,000)	11,400	11,400,000

Total Municipal Obligations (cost $998,376,019)		1,037,233,810

CORPORATES - INVESTMENT GRADES - 3.7%
Financial Institutions - 3.4%
Banking - 3.4%
American Express Credit Corp.
1.75%, 6/12/15	5,914	5,989,007
Bank of America NA
1.125%, 11/14/16	10,000	10,007,100
Capital One Financial Corp.
2.125%, 7/15/14	1,543	1,544,053
2.15%, 3/23/15	2,000	2,024,278
JPMorgan Chase & Co.
1.875%, 3/20/15	6,345	6,409,973
3.15%, 7/05/16	5,410	5,639,108
Morgan Stanley
1.75%, 2/25/16	5,788	5,870,201

		37,483,720

Industrial - 0.3%
Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	2,475	2,599,047

Total Corporates - Investment Grades (cost $39,782,126)		40,082,767

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Time Deposit
0.01%, 7/01/14
(cost $2,979,819)	2,980	2,979,819

Total Investments - 98.6% (cost $1,041,137,964) (i)		1,080,296,396
Other assets less liabilities - 1.4%		15,756,063

Net Assets - 100.0%		$1,096,052,459

(a)	Variable rate coupon, rate shown as of June 30, 2014.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $7,217,628 or 0.7% of net assets.
(c)	When-Issued or delayed delivery security.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)	Security is in default and is non-income producing.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,890,367 and gross unrealized depreciation of investments was $(15,731,935), resulting in net unrealized appreciation of $39,158,432.

As of June 30, 2014, the Fund held 11.1% of net assets in insured bonds (of this amount 6.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFC	-	Housing Finance Corporation
HSD	-	High School District
MTA	-	Metropolitan Transportation Authority
NATL	-	National Interstate Corporation
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,016,804,421		$9,029,389	^	$1,025,833,810
Short-Term Municipal Notes		– 0	–	11,400,000		– 0	–	11,400,000
Corporates - Investment Grades		– 0	–	40,082,767		– 0	–	40,082,767
Short-Term Investments		– 0	–	2,979,819		– 0	–	2,979,819

Total Investments in Securities		– 0	–	1,071,267,007		9,029,389		1,080,296,396
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,071,267,007		$9,029,389		$1,080,296,396

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+ There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^	Total
Balance as of 9/30/13	$9,545,624	$9,545,624
Accrued discounts/(premiums)	106,281	106,281
Realized gain (loss)	(1,056,812)	(1,056,812)
Change in unrealized appreciation/depreciation	1,565,733	1,565,733
Purchases	2,925,000	2,925,000

Sales	(4,056,437)		(4,056,437)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$9,029,389		$9,029,389

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$918,113		$918,113

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.5%
Long-Term Municipal Bonds - 96.5%
New York - 79.4%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,624,123
Albany Cnty NY GO
Series 2012B
5.00%, 11/01/15	1,085	1,154,017
Battery Park City Auth NY
Series 2013A
5.00%, 11/01/22	4,210	5,145,420
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2011C
5.00%, 12/01/23	5,925	6,903,869
Erie Cnty NY IDA
(Buffalo NY SD)
5.00%, 5/01/22	5,800	6,780,084
AGM Series 2008A
5.00%, 5/01/16	1,280	1,387,110
Long Island Pwr Auth NY
Series 20102
5.00%, 5/01/15 (Pre-refunded/ETM)	6,450	6,710,322
NATL Series 2006F
5.00%, 5/01/15-5/01/16	24,690	26,076,777
Metropolitan Trnsp Auth NY
Series 2006B
5.00%, 11/15/16-11/15/17	6,645	7,342,868
Series 2010D
5.25%, 11/15/24	10,755	12,369,433
Series 2010G
5.00%, 11/15/21	9,305	10,886,943
5.25%, 11/15/22-11/15/26	33,880	39,028,598
Series 2011C
5.00%, 11/15/24	2,890	3,327,084
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	13,669,154
AGM Series 2002B
0.303%, 11/01/22 (a)(b)	15,325	14,772,457
AMBAC Series 1997B
5.00%, 7/01/20 (Pre-refunded/ETM)	535	536,707
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/24	14,130	16,758,180
NATL Series 2004A
5.25%, 11/15/15-11/15/16	13,150	14,491,640
Nassau Cnty NY GO
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,811,559
Series 2012A
5.00%, 4/01/15	5,680	5,877,494
Series 2013A
5.00%, 4/01/18-4/01/20	8,660	9,913,998
New York City Transitional Finance Authority
Future Tax Secured Revenue
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/15	$9,280	$9,872,899
New York GO
Series 2005J
5.00%, 3/01/15 (Pre-refunded/ETM)	540	557,226
5.00%, 3/01/16	4,020	4,148,761
New York NY GO
Series 2002C
5.50%, 8/01/14	5	5,023
Series 2004G
5.25%, 8/01/15	5	5,020
Series 2005F
5.25%, 9/01/14 (Pre-refunded/ETM)	245	247,004
Series 2007A-1
5.00%, 8/01/18	4,570	5,152,355
Series 2007C
5.00%, 1/01/16	4,410	4,722,272
Series 2007E
5.00%, 8/01/16	5,500	6,027,780
Series 2008A-1
5.00%, 8/15/16	4,400	4,830,100
Series 2008B-1
5.25%, 9/01/16	10,000	11,047,100
Series 2011A
5.00%, 8/01/26	14,275	16,436,663
Series 2011D-1
5.00%, 10/01/24	2,860	3,337,162
Series 2011E-3
5.00%, 8/01/23	6,855	8,013,564
Series 2012I
5.00%, 8/01/16	12,545	13,748,818
Series 2013B
5.00%, 8/01/20	10,000	11,821,700
Series 2013D
5.00%, 8/01/19	7,165	8,386,632
Series 2013F
5.00%, 3/01/17	2,675	2,976,954
Series 2013I
5.00%, 8/01/20	18,775	22,195,242
NATL Series 2004I
5.00%, 8/01/14 (Pre-refunded/ETM)	10	10,038
5.00%, 8/01/16	2,340	2,348,752
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	9,055	10,403,652
Series 2006BB
5.00%, 6/15/16 (Pre-refunded/ETM)	2,210	2,412,259
5.00%, 6/15/20	16,775	18,272,336
Series 2008AA
5.00%, 6/15/18 (Pre-refunded/ETM)	11,675	13,523,503
5.00%, 6/15/21-6/15/22	9,810	11,234,468
Series 2010FF
5.00%, 6/15/25	24,730	28,601,481
Series 2014D
5.00%, 6/15/22	11,350	13,647,013
New York NY TFA Bldg Aid
Series 2011S-1A
5.00%, 7/15/25	4,420	5,100,857
Series 2012S
5.00%, 7/15/25	7,390	8,615,853

	Principal Amount (000)	U.S. $ Value
New York NY Tmsl Fin Auth (New York NY Trnsl Fin Auth)
5.00%, 2/01/29	$2,425	$2,806,404
New York NY Trnsl Fin Auth
5.00%, 11/01/15-2/01/28	15,065	16,744,997
5.25%, 8/01/14 (Pre-refunded/ETM)	1,300	1,305,135
Series 2007B
5.00%, 11/01/15 (Pre-refunded/ETM)	1,145	1,217,994
Series 2011A
5.00%, 11/01/20	1,130	1,346,813
Series 2011A-1
5.00%, 11/01/23	15,315	18,156,392
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	17,766,702
Series 2011C
5.00%, 11/01/20	9,480	11,298,928
Series 2012B
5.00%, 11/01/16-11/01/24	14,330	16,730,128
Series 2012D
5.00%, 11/01/20-11/01/23	34,790	41,669,271
Series 2012E
5.00%, 11/01/15-2/01/26	14,225	16,387,990
Series 2013H
3.00%, 11/01/14	2,260	2,281,470
Series 2014C
5.00%, 11/01/26	6,345	7,512,861
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
Series 2008C
5.75%, 12/01/16	23,025	25,835,431
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/21	4,745	5,458,174
New York St Dormitory Auth
4.00%, 8/15/14 (Pre-refunded/ETM)	2,150	2,159,718
4.00%, 8/15/15 (Pre-refunded/ETM)	2,675	2,790,159
NATL
5.20%, 2/15/16 (Pre-refunded/ETM)	1,000	1,079,470
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/17	12,195	12,698,775
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,075	1,079,042
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,555,826
New York St Dormitory Auth (Mt Sinai School of Medicine)
5.00%, 7/01/19	4,390	5,021,984
New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/15-2/15/16	18,175	19,184,568
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009A
5.00%, 7/01/22	6,050	6,986,419

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/20	$4,750	$5,401,225
Series 2008C
5.00%, 3/15/16-3/15/18	35,690	40,208,981
Series 2009D
5.00%, 6/15/20	2,230	2,612,623
Series 2009G
5.00%, 3/15/18	7,840	8,991,618
Series 2012A
5.00%, 12/15/21	5,875	7,075,732
Series 2012B
5.00%, 3/15/22	3,905	4,687,718
Series 2012D
5.00%, 2/15/22-2/15/25	22,135	26,162,618
Series 2014A
5.00%, 2/15/28-2/15/29	13,825	16,024,237
AMBAC Series 2005D
5.00%, 3/15/15	1,760	1,820,069
New York St Dormitory Auth (New York Univ)
NATL Series 1998A
6.00%, 7/01/18	1,000	1,182,370
New York St Dormitory Auth (State Univ of New York)
Series 2011A
5.00%, 7/01/24	3,125	3,630,000
New York St Dormitory Auth (Wyckoff Heights Medical Ctr)
NATL
5.20%, 2/15/16	5,820	5,842,349
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NATL Series 2010C
0.417%, 4/01/34 (a)(b)	17,725	16,585,176
New York St Envrn Fac Corp.
5.00%, 6/15/25	6,845	6,869,300
NATL Series 2004A
5.00%, 12/15/23 (Pre-refunded/ETM)	1,060	1,083,511
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/16	1,610	1,757,669
Series 2009A
5.25%, 6/15/24	7,300	8,566,915
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(d)	1,980	20
New York St Loc Gov Asst Corp.
Series 2008A
5.00%, 4/01/19-4/01/20	16,145	18,489,963
New York St Pwr Auth
NATL Series 2007C
5.00%, 11/15/16	6,245	6,914,714
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Pre-refunded/ETM)	895	925,869
NATL Series 2005A

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/24 (Pre-refunded/ETM)	$1,060	$1,098,478
New York St Thruway Auth (New York St Pers Income Tax)
Series 2007A
5.00%, 3/15/16	9,410	10,162,706
Series 2010A
5.00%, 3/15/25	5,425	6,321,210
AGM Series 2005A
5.00%, 3/15/18	1,035	1,068,989
AMBAC Series 2004A
5.00%, 3/15/15	10,170	10,517,102
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2008B
5.00%, 4/01/17	21,620	24,161,215
Series 2012A
5.00%, 4/01/21-4/01/25	26,070	30,364,962
AMBAC Series 2005B
5.50%, 4/01/20	9,020	10,954,159
NATL Series 2005B
5.00%, 4/01/16	10,335	10,947,245
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/25	5,155	5,883,247
Series 2013A
5.00%, 5/01/19	25,000	29,047,000
Series 2014J
5.00%, 1/01/26-1/01/27	23,860	27,758,509
New York St UDC (New York St Lease Svc Contract)
Series 2008B
5.00%, 1/01/19	3,525	4,037,006
New York St UDC (New York St Pers Income Tax)
Series 2007B
5.00%, 3/15/16	2,085	2,251,779
Series 2013C
5.00%, 3/15/20	9,915	11,726,470
AMBAC Series 2005A-1
5.00%, 12/15/20	6,265	6,676,485
New York State Dormitory Authority
Series 2010E
5.00%, 2/15/19	1,305	1,523,209
AGM
5.00%, 2/15/16 (Pre-refunded/ETM)	70	75,396
5.00%, 2/15/16	3,760	4,043,504
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014C
5.00%, 3/15/28-3/15/29 (e)	14,485	16,878,986
Port Authority of NY & NJ
5.00%, 9/15/24	2,000	2,244,940
Series 20131
5.00%, 12/01/23	10,480	12,290,420
NATL
5.00%, 12/01/19	15,290	15,737,691
XLCA

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/17-10/01/19	$10,255	$11,032,374
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	1,880	1,871,484
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/16-7/01/17	2,900	3,202,456
Tompkins Cnty NY IDA (Ithaca College)
5.00%, 7/01/16	2,710	2,836,665
Triborough Brdg & Tunl Auth NY
Series 1992Y
5.50%, 1/01/17 (Pre-refunded/ETM)	5,555	5,930,740
Series 2008A
5.00%, 11/15/19 (Pre-refunded/ETM)	2,150	2,494,000
Series 2008C
5.00%, 11/15/16	5,000	5,536,200
Series 2008D
5.00%, 11/15/15-11/15/16	22,595	24,653,005
Series 2011A
5.00%, 1/01/27	7,000	8,044,820
Series 2012B
5.00%, 11/15/19-11/15/23	28,160	33,698,589
Series 2013A
5.00%, 11/15/28	5,000	5,748,100
Series 2013B
5.00%, 11/15/22	7,525	9,025,109
Troy Res Corp. (Rensselaer Polytechnic Institute.)
5.00%, 9/01/16-9/01/21	7,490	8,227,763
Series 2010B
5.00%, 9/01/17-9/01/18	9,100	10,258,356
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
Series 2007A
5.25%, 9/15/16	975	936,263
Utility Debt Securitization Auth NY
Series 2013T
5.00%, 6/15/26-12/15/29	34,805	41,008,788
Yonkers NY GO
Series 2011A
5.00%, 10/01/14-10/01/17	6,880	7,374,786
NATL Series 2005A
5.00%, 8/01/14	5,355	5,374,760

		1,329,202,618

Alabama - 0.8%
Alabama Pub Sch & Clg Auth
Series 2009B
5.00%, 5/01/18	11,055	12,720,436

California - 2.5%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/18-7/01/20	27,975	32,620,947
5.25%, 7/01/21	5,000	5,909,550
Golden St Tobacco Sec CA (California Tobacco Sec/St App)

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 6/01/19	$1,225	$1,435,492
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009E
5.00%, 5/01/21	1,280	1,486,566

		41,452,555

Colorado - 0.1%
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (c)	2,765	1,382,500

District of Columbia - 0.4%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/19-10/01/21	5,795	6,744,133

Florida - 5.7%
Citizens Ppty Ins Corp. FL
Series 2009A-1
6.00%, 6/01/16	32,755	36,190,345
Series 2010A-1
5.00%, 6/01/16	7,230	7,850,912
Dupree Lakes CDD FL
6.83%, 11/01/15	45	44,862
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (c)(d)(f)	2,060	1,114,254
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	16,355	18,875,633
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	13,660	14,315,270
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (c)(d)	955	286,500
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/16-10/01/17	4,805	5,305,687
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	3,300	3,369,597
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/20	1,680	2,000,426
Overoaks CDD FL
Series 2004B
5.125%, 5/01/09 (c)(f)(g)	185	0
Series 2010A-1
6.125%, 5/01/35 (c)	75	75,970
Series 2010A-2
6.125%, 5/01/35 (c)	190	190,747
Series 2010B
5.125%, 5/01/17 (c)	285	285,835

	Principal Amount (000)	U.S. $ Value
Parkway Center CDD FL
Series 2004B
7.00%, 5/01/23	$1,125	$1,115,539
Polk Cnty FL SD Sales Tax
AGM
5.00%, 10/01/16	2,690	2,938,260
Sterling Hill CDD FL
Series 2003B
5.50%, 11/01/10 (c)(d)(f)	160	72,416
Volusia Cnty FL Sch Brd Lease
5.00%, 8/01/26	1,000	1,149,340

		95,181,593

Georgia - 0.4%
Main Street Nat Gas, Inc. (JPMorgan Chase)
Series 2007A
5.00%, 3/15/17	6,975	7,562,365

Guam - 0.1%
Guam COP
Series 2010A
6.00%, 12/01/20	1,625	1,768,796

Illinois - 1.0%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	420	416,203
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17(c)(d)	1,307	379,030
Cortland IL SSA #10
5.125%, 3/01/14 (c)(d)	2,545	127,250
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	750	535,598
Illinois GO
5.00%, 8/01/15	15,000	15,739,650

		17,197,731

Indiana - 0.7%
Indiana Bond Bank Gas (JPMorgan Chase)
Series 2007A
5.25%, 10/15/18-10/15/21	10,745	12,487,831

Louisiana - 0.1%
Isabella Lakes CDD LA
6.00%, 8/01/22 (c)(d)	1,515	378,750
Juban Parc LA CDD (Juban Parc LA CDD)
5.15%, 10/01/14 (c)(d)	1,155	231,000
Whispering Springs CDD LA
5.20%, 10/01/21 (c)(d)	1,500	270,000

		879,750

Michigan - 0.2%
Detroit MI Swr Disp

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 7/01/22	$2,985	$2,988,880

Nevada - 0.5%
Clark Cnty NV Arpt (McCarran Airport)
AGM Series 2009C
5.00%, 7/01/23	7,400	8,345,054

New Jersey - 0.1%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2011A
5.00%, 6/15/21	2,195	2,544,576

North Carolina - 0.1%
North Carolina Eastern Mun Pwr Agy
Series 2009B
5.00%, 1/01/15	1,475	1,509,294

Ohio - 0.0%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (c)(d)	170	68,000

Pennsylvania - 1.2%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/16-9/01/21	14,925	16,748,318
5.25%, 9/01/23	2,345	2,662,278

		19,410,596

Puerto Rico - 1.2%
Puerto Rico Elec Pwr Auth
Series 2008WW
5.50%, 7/01/19	3,010	1,335,206
Series 2010AAA
5.25%, 7/01/21	8,575	3,803,355
Series 2010ZZ
5.25%, 7/01/22	7,900	3,503,808
NATL Series 2002KK
5.50%, 7/01/16	3,695	3,799,532
Puerto Rico Govt Dev Bank
NATL Series 2009
4.75%, 12/01/15	7,460	7,506,177
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.632%, 7/01/28 (a)	1,090	729,461

		20,677,539

Tennessee - 1.2%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	17,375	19,864,664

	Principal Amount (000)	U.S. $ Value
Texas - 0.0%
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	$10	$10,302

Washington - 0.8%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	12,741,542

Total Municipal Obligations (cost $1,565,700,855)		1,614,740,755

CORPORATES - INVESTMENT GRADES - 0.6%
Financial Institutions - 0.3%
Banking - 0.1%
Capital One Financial Corp.
2.15%, 3/23/15	1,500	1,518,208

Finance - 0.2%
General Electric Capital Corp.
1.625%, 7/02/15	4,304	4,358,743

Industrial - 0.3%
Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	4,040	4,242,485

Total Corporates - Investment Grades (cost $9,979,347)		10,119,436

	Shares
SHORT-TERM INVESTMENTS - 2.8%
Time Deposit - 2.8%
State Street Time Deposit
0.01%, 7/01/14
(cost $47,260,144)	47,260	47,260,144

Total Investments - 99.9% (cost $1,622,940,346) (h)		1,672,120,335
Other assets less liabilities - 0.1%		1,060,533

Net Assets - 100.0%		$1,673,180,868

(a)	Variable rate coupon, rate shown as of June 30, 2014.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2014 and the aggregate market value of these securities amounted to $31,357,633 or 1.87% of net assets.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	When-Issued or delayed delivery security.
(f)	Fair valued by the Adviser.
(g)	Non-income producing security.

(h)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,874,044 and gross unrealized depreciation of investments was $(27,694,055), resulting in net unrealized appreciation of $49,179,989.

As of June 30, 2014, the Fund held 12.9% of net assets in insured bonds (of this amount 2.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
NATL	-	National Interstate Corporation
SD	-	School District
SSA	-	Special Services Area
TFA	-	Transitional Finance Authority
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,603,759,880		$10,980,875	^	$1,614,740,755
Corporates - Investment Grades		– 0	–	10,119,436		– 0	–	10,119,436
Short-Term Investments		– 0	–	47,260,144		– 0	–	47,260,144

Total Investments in Securities		– 0	–	1,661,139,460		10,980,875		1,672,120,335
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,661,139,460		$10,980,875		$1,672,120,335

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/13	$16,877,887		$16,877,887
Accrued discounts/(premiums)	(525)		(525)
Realized gain (loss)	(287,773)		(287,773)
Change in unrealized appreciation/depreciation	(1,520,920)		(1,520,920)
Purchases	– 0	–	– 0	–
Sales	(3,831,514)		(3,831,514)

Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(256,280)		(256,280)

Balance as of 6/30/14	$10,980,875		$10,980,875	+

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$(1,508,320)		$(1,508,320)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 89.8%
Long-Term Municipal Bonds - 89.8%
Alabama - 2.1%
Alabama Fed Hwy Fin Auth (Alabama Federal Highway Grant)
5.00%, 9/01/24	$18,230	$21,122,919
Alabama Pub Sch & Clg Auth
Series 2009A
5.00%, 5/01/17	34,415	38,623,266
Series 2009B
5.00%, 5/01/16-5/01/17	33,390	36,711,726
Birmingham AL Arpt Auth (Birmingham-Shuttlesworth Intl Arpt)
AGM
6.00%, 7/01/21-7/01/22	10,070	12,204,093
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	15,541,650

		124,203,654

Arizona - 1.6%
Arizona Brd of Regents (Univ of Arizona COP)
Series 2012C
5.00%, 6/01/25	2,365	2,717,385
Arizona School Fac Brd COP
NATL Series 2005A-1
5.00%, 9/01/15	1,765	1,859,163
Arizona Trans Brd Fed Hwy Grant
Series 2009A
5.00%, 7/01/15	16,810	17,612,845
Arizona Trnsp Brd Hwy
5.00%, 7/01/15	8,480	8,885,938
Series 2011A
5.00%, 7/01/24-7/01/25	17,210	20,199,440
Phoenix AZ Civic Impt Corp.
AMBAC
5.00%, 7/01/14 (Pre-refunded/ETM)	5,000	5,000,000
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
Series 2010A
5.00%, 7/01/20-7/01/21	7,225	8,434,111
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	22,231,001
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NATL
5.00%, 7/01/14	5,000	5,000,000
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	1,460	1,497,245
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,636,220

		95,073,348

	Principal Amount (000)	U.S. $ Value
California - 9.5%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17-5/01/19	$200,935	$234,810,230
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/19-7/01/20	22,440	26,552,562
5.25%, 7/01/21	2,735	3,232,524
California GO
5.00%, 8/01/14-5/01/29	194,115	225,323,694
Series 2008
5.00%, 4/01/18	5,000	5,751,100
Series 2009
5.25%, 10/01/20	5,085	6,088,576
California Pub Wks Brd (California Pub Wks Brd Lease)
Series 2014B
5.00%, 10/01/28	1,225	1,429,060
Fremont CA USD GO
AGM Series 2005B
5.00%, 8/01/15 (Pre-refunded/ETM)	1,000	1,052,540
Fresno CA USD GO
NATL Series 2002A
6.00%, 2/01/20	3,255	3,910,882
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/22-5/15/23	24,415	28,656,451
Sacramento CA Fin Auth (Sacramento CA Lease)
Series 1993B
5.40%, 11/01/20	1,000	1,127,770
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009E
5.25%, 5/01/22-5/01/23	10,380	12,133,514
Series 2011C
5.00%, 5/01/22	5,795	6,663,670
NATL Series 2006-32F
5.25%, 5/01/18	3,700	4,301,176
Vernon CA Elec Sys
Series 2009A
5.25%, 8/01/14	12,160	12,208,154

		573,241,903

Colorado - 1.3%
Broomfield CO COP
5.00%, 12/01/16-12/01/20	13,735	15,742,180
Colorado Met Wstwtr Reclaim Dist
Series 2012A
5.00%, 4/01/23	3,435	4,138,007
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,685	22,618,874
Series 2011A
5.50%, 11/15/19	2,290	2,712,528
Series 2011B

	Principal Amount (000)	U.S. $ Value
4.00%, 11/15/14	$6,640	$6,731,433
Series 2012A
5.00%, 11/15/22-11/15/24	6,605	7,510,116
PV Wtr & San Met Dist CO
Zero Coupon, 12/15/17 (a)(b)	13,168	5,521,079
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 1/15/21	2,800	3,095,540
5.25%, 1/15/24-7/15/24	7,745	8,432,369
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (a)(b)	1,852	926,072

		77,428,198

Connecticut - 0.4%
Connecticut GO
Series 2013A
5.00%, 10/15/21	3,370	4,031,767
Series 2014A
5.00%, 3/01/28	6,360	7,448,832
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
5.00%, 1/01/22-1/01/24	8,575	10,180,962

		21,661,561

District of Columbia - 1.8%
District of Columbia GO
Series 2013A
5.00%, 6/01/25-6/01/27	59,115	69,549,573
District of Columbia Pers Income Tax
Series 2012C
5.00%, 12/01/26	5,545	6,521,585
District of Columbia Wtr & Swr Auth
AGM
6.00%, 10/01/16	1,635	1,833,080
Metro Washington Arpt Auth VA
Series 2008A
5.50%, 10/01/14-10/01/18	11,050	12,269,759
Series 2010F-1
5.00%, 10/01/20	11,905	14,068,019
NATL Series 2005A
5.25%, 10/01/15	1,715	1,820,352

		106,062,368

Florida - 6.4%
Broward Cnty FL Arpt Sys (Fort Lauderdale Hollywood Intl Arpt FL)
Series 2012Q
5.00%, 10/01/23	5,000	5,792,650
Broward Cnty FL Sch Brd COP
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	17,874,596
NATL Series 2007A
5.00%, 7/01/14	2,800	2,800,000
Citizens Ppty Ins Corp. FL
Series 2011A
5.00%, 6/01/20	6,530	7,616,918
Series 2012A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/22	$27,105	$31,771,126
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,785	24,296,244
NATL Series 2007A
5.00%, 3/01/15-3/01/16	88,440	94,558,743
Collier Cnty FL Sch Brd COP
AGM
5.00%, 2/15/16	5,000	5,380,400
Dupree Lakes CDD FL
6.83%, 11/01/15	25	24,924
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (a)(b)(c)	985	532,787
Florida Brd of Ed GO (Florida GO)
Series 2005A
5.00%, 1/01/16	5,000	5,171,300
Series 2013A
5.00%, 6/01/15	11,765	12,287,601
Series 2014A
5.00%, 6/01/22	3,545	4,267,755
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2011B
5.00%, 7/01/20	7,645	9,062,689
Series 2012A
5.00%, 7/01/22	10,225	12,280,123
AMBAC Series 2007A
5.00%, 7/01/14-7/01/15	11,020	11,246,486
NATL Series 2007B
5.00%, 7/01/15	6,095	6,381,099
Florida GO
5.00%, 7/01/18-7/01/19	10,935	12,685,223
Series 2009B
5.00%, 7/01/17	3,245	3,662,924
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (a)(b)	3,545	1,063,500
Jacksonville FL Elec Auth
Series 2009G
5.00%, 10/01/19	2,695	3,161,531
JEA Wtr & Swr Sys
Series 2014A
5.00%, 10/01/25 (d)	3,060	3,636,259
Lake Ashton II CDD FL
Series 2006B
5.00%, 11/01/11 (a)(b)	6,810	2,247,300
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	15,137,068
5.625%, 10/01/25	2,550	2,961,825
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	135	143,433
Martin Cnty FL IDA (Indiantown Cogen LP Proj)
4.20%, 12/15/25	11,765	11,795,471

	Principal Amount (000)	U.S. $ Value
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	$6,990	$7,137,419
Miami-Dade Cnty FL SD GO
NATL Series 1997
5.00%, 2/15/15	2,455	2,528,355
Orange Cnty FL Sch Brd COP
Series 2014A
5.00%, 8/01/28-8/01/29	46,355	52,852,059
Overoaks CDD FL
Series 2004B
5.125%, 5/01/09 (a)(c)(e)	510	0
Series 2010A-1
6.125%, 5/01/35 (a)	230	232,974
Series 2010A-2
6.125%, 5/01/35 (a)	515	517,024
Series 2010B
5.125%, 5/01/17 (a)	755	757,212
Parkway Center CDD FL
Series 2004B
7.00%, 5/01/23	2,430	2,409,564
Reedy Creek FL ID GO
Series 2013A
5.00%, 6/01/21	1,820	2,168,166
Sarasota County FL Sch Brd COP
Series 2010B
5.00%, 7/01/18	2,350	2,694,299
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	2,050	2,418,836
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	3,895	4,561,785
Villages of Westport CDD FL
Series 2005A
5.125%, 5/01/15 (a)(b)(c)	865	280,606

		386,398,274

Georgia - 2.7%
Athens-Clarke Cnty GA
4.00%, 12/01/16	1,410	1,530,259
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
5.00%, 1/01/28	12,250	14,075,617
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	10,662,303
5.25%, 1/01/20	6,500	7,735,585
5.50%, 1/01/21	7,500	9,121,875
5.75%, 1/01/22-1/01/23	20,000	24,541,640
5.875%, 1/01/24	2,925	3,586,109
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	26,393,957
Georgia Mun Elec Auth
Series 2010B
5.00%, 1/01/16-1/01/20	43,950	50,842,408

	Principal Amount (000)	U.S. $ Value
Main Street Nat Gas, Inc. (JPMorgan Chase)
Series 2007A
5.00%, 3/15/16-3/15/18	$16,860	$17,935,266

		166,425,019

Guam - 0.0%
Guam GO
Series 2009A
5.75%, 11/15/14	890	902,958

Hawaii - 0.4%
Honolulu HI Wstwtr Sys
Series 2009A
5.00%, 7/01/21-7/01/22	6,900	7,986,634
Series 2010A
5.00%, 7/01/24	16,500	18,941,505

		26,928,139

Illinois - 3.3%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	840	832,406
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	5,200	5,489,120
Chicago IL Sales Tax
AGM
5.00%, 1/01/16	5,000	5,242,450
Chicago IL Wstwtr Trnsmn
NATL Series 2004B
5.25%, 1/01/15	4,225	4,326,104
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (a)(b)	5,078	1,472,620
Du Page Cnty IL GO
5.60%, 1/01/21	7,770	8,940,395
Illinois Civic Ctr Spl Tax
AMBAC
6.25%, 12/15/20	2,580	2,856,937
Illinois Dev Fin Auth (Adventist Health Sys/Sunbelt)
NATL Series 1997B
2.10%, 1/01/19 (f)	5,730	6,047,156
Illinois GO
5.00%, 7/01/19-5/01/22	19,690	22,169,026
Series 2006A
5.00%, 6/01/15	4,875	5,081,944
Series 2010
5.00%, 1/01/17-1/01/19	34,160	37,664,604
AGM
5.00%, 9/01/14 (Pre-refunded/ETM)	5,550	5,593,346
AMBAC
5.00%, 11/01/14	2,230	2,264,454
Illinois Toll Highway Auth
Series 2014A
5.00%, 12/01/20-12/01/22	33,375	39,831,631
Matteson IL GO
8.00%, 12/01/29 (g)	19,775	17,028,846

	Principal Amount (000)	U.S. $ Value
Metro Pier & Expo Auth IL Spl Tax
Series 2012B
5.00%, 12/15/20-12/15/26	$17,100	$19,674,757
Regional Trnsp Auth IL Sales Tax
NATL Series 1994C
7.75%, 6/01/20	1,005	1,219,668
NATL Series 2001B
5.50%, 6/01/17	1,025	1,165,251
NATL Series 2006A
5.00%, 7/01/16	5,285	5,747,543
Will & Kendall Cnty CSD #22 IL GO
NATL Series 2007A
5.00%, 1/01/16	7,415	7,911,212

		200,559,470

Indiana - 0.1%
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NATL
5.60%, 11/01/16	6,560	7,120,880

Kansas - 0.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
AMBAC Series 2004
5.65%, 9/01/14	2,765	2,789,470

Kentucky - 0.3%
Kentucky Asset Liability Comm (Kentucky Fed Hwy Grant)
NATL Series 2007
5.00%, 9/01/16	5,000	5,483,000
Kentucky Turnpike Auth (Kentucky Turnpike Auth Spl Tax)
Series 2012A
5.00%, 7/01/26	8,490	9,845,938

		15,328,938

Louisiana - 1.2%
Coves of The Highland CDD LA
5.60%, 11/01/13 (a)(b)(c)	4,025	0
Lafayette LA Util
5.00%, 11/01/21-11/01/22	7,720	9,110,705
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17 (a)(b)	9,814	3,434,900
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,920	22,888,864
Louisiana Loc Govt Envrn Fac & CDA (Lctcs Fac Corp. Proj)
5.00%, 10/01/21-10/01/25	16,135	18,394,891
Louisiana St Office Facs Corp. (Louisiana Lease St off Bldg)
5.00%, 3/01/16	2,785	2,989,140
Louisiana St Office Facs Corp. (Louisiana Lease St Off Bldg)
5.00%, 3/01/17	5,000	5,542,000
Series 2009
5.00%, 3/01/18	1,575	1,784,475

	Principal Amount (000)	U.S. $ Value
New Orleans LA GO
NATL
5.25%, 12/01/20	$5,845	$6,193,011
Orange Grove CDD LA
5.30%, 11/01/21 (a)(b)	1,695	339,000

		70,676,986

Maryland - 0.1%
Anne Arundel Cnty MD GO
5.00%, 4/01/20	4,415	5,267,713

Massachusetts - 2.3%
Massachusetts GO
Series 2013B
5.00%, 8/01/17-8/01/20	69,345	80,198,921
AGM Series 2006C
2.833%, 11/01/19 (f)	1,815	1,881,229
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008E-2
5.00%, 7/01/14-7/01/17	19,480	20,186,518
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1991N
6.25%, 4/01/20	2,820	3,565,185
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012A
5.00%, 8/15/22-8/15/23	10,680	12,873,674
Massachusetts Spl Obl (Massachusetts Gas Tax)
5.00%, 6/15/20	1,040	1,240,564
Massachusetts Wtr Poll Abatmnt
Series 1993B
5.25%, 8/01/14	20	20,086
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
AMBAC Series 20052
5.00%, 11/01/15 (Pre-refunded/ETM)	18,795	19,998,444

		139,964,621

Michigan - 3.1%
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	21,066,323
Michigan Bldg Auth (Michigan Lease Fac Prog)
Series 2009I
5.00%, 10/15/14-10/15/15	13,645	14,125,145
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/16	93,985	102,722,785
Series 2012B
5.00%, 7/01/22	10,105	11,004,143
Michigan Finance Authority (Public Lighting Authority)
5.00%, 7/01/27 (d)	4,990	5,471,036

	Principal Amount (000)	U.S. $ Value
Michigan Trunk Line Spl Tax
5.00%, 11/01/19-11/01/20	$10,000	$11,735,150
Series 2009
5.00%, 11/01/23	1,510	1,758,576
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010C
5.00%, 12/01/17	5,000	5,615,250
Wayne State Univ MI
Series 2009A
5.00%, 11/15/21-11/15/23	14,100	16,012,273

		189,510,681

Minnesota - 0.1%
Southern MN Muni Pwr Agy
AMBAC Series 2002A
5.25%, 1/01/16	6,820	7,317,655

Missouri - 0.2%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/14 (Pre-refunded/ETM)	1,955	1,993,944
Springfield MO Pub Util
5.00%, 12/01/18-12/01/19	7,290	8,340,541

		10,334,485

Nevada - 3.0%
Clark Cnty NV Arpt (McCarran Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	10,319,031
Clark Cnty NV Arpt PFC (McCarran Airport)
Series 2008A
5.00%, 7/01/14	2,055	2,055,000
5.25%, 7/01/17	16,695	18,942,147
Clark Cnty NV GO
AMBAC
5.00%, 11/01/15 (Pre-refunded/ETM)	1,085	1,154,472
5.00%, 11/01/16	16,010	17,647,663
AMBAC Series 1992A
6.50%, 6/01/17	1,760	2,038,133
Clark Cnty NV Motor Vehicle Fuel Tax
5.00%, 7/01/19	8,390	9,806,735
AMBAC
5.00%, 7/01/14-7/01/16	26,560	27,309,684
Clark Cnty NV SD GO
Series 2008A
5.00%, 6/15/21	5,000	5,656,350
Series 2013B
5.00%, 6/15/17	6,780	7,614,889
AGM Series 2005C
5.00%, 12/15/15 (Pre-refunded/ETM)	22,380	23,944,810
NATL Series 2005A
5.00%, 6/15/17	27,880	29,320,281
Nevada GO
5.00%, 4/01/21	15,215	18,197,749
Series 2008C
5.00%, 6/01/15	4,555	4,756,923

		178,763,867

	Principal Amount (000)	U.S. $ Value
New Jersey - 3.5%
Garden St Presv Trust NJ
AGM Series 2005A
5.80%, 11/01/15 (Pre-refunded/ETM)	$2,325	$2,498,538
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2008W
5.00%, 3/01/15 (Pre-refunded/ETM)	2,325	2,399,470
New Jersey EDA (New Jersey Lease Trnsp Proj)
Series 2008A
5.00%, 5/01/15-5/01/16	55,310	58,721,351
Series 2014P
5.00%, 6/15/26	10,350	11,700,572
New Jersey EDA (NYNJ Link LLC)
5.00%, 1/01/22	1,075	1,227,639
5.50%, 1/01/26-1/01/27	2,000	2,293,790
New Jersey EDA (Rutgers NJ St Univ)
5.00%, 6/15/25-6/15/26	4,500	5,287,585
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
NATL Series 2004B
5.25%, 12/15/14	14,605	14,937,264
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2012B
5.00%, 1/01/26-1/01/27	12,700	14,620,381
Series 2014A
5.00%, 1/01/28-1/01/29	70,880	81,594,502
AGM Series 2005D-3
5.25%, 1/01/26	14,770	17,789,283

		213,070,375

New Mexico - 0.1%
New Mexico Severance Tax
Series 2010A
5.00%, 7/01/16	5,160	5,635,391

New York - 16.7%
Metropolitan Trnsp Auth NY
Series 2012D
5.00%, 11/15/16-11/15/28	25,550	28,399,220
Series 2012E
5.00%, 11/15/24	6,055	7,032,459
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	64,258,172
Series 2012H
5.00%, 11/15/26	6,065	6,913,130
Series 2013B

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/26	$9,505	$10,971,431
Series 2014A
5.00%, 11/15/26-11/15/27	8,230	9,467,967
Series 2014C
5.00%, 11/15/27 (d)	5,000	5,798,100
AGC Series 2003B
5.25%, 11/15/20	8,415	10,053,148
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	5,246,838
New York NY GO
Series 2005J
5.00%, 3/01/15 (Pre-refunded/ETM)	1,490	1,537,531
5.00%, 3/01/17	865	892,005
Series 2007C
5.00%, 1/01/15-1/01/16	15,370	16,225,400
Series 2007D
5.00%, 2/01/15 (Pre-refunded/ETM)	6,025	6,194,785
5.00%, 2/01/15	2,775	2,853,533
Series 2007E
5.00%, 8/01/14-8/01/16	36,490	37,072,411
Series 2008B
5.00%, 9/01/15	10,000	10,563,600
Series 2008C
5.25%, 8/01/16	17,165	18,900,896
Series 2009C
5.00%, 8/01/17-8/01/22	18,190	21,037,596
Series 2010B
5.00%, 8/01/16-8/01/19	23,020	26,338,842
Series 2012A
5.00%, 10/01/16	10,090	11,128,362
Series 2012B
5.00%, 8/01/16	18,615	20,401,295
Series 2013B
5.00%, 8/01/19	34,575	40,470,037
Series 2013I
5.00%, 8/01/19	7,260	8,497,830
Series 2013J
5.00%, 8/01/16-8/01/20	19,535	22,663,460
New York NY Trnsl Fin Auth
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	40,709,958
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	27,651,015
Series 2012A
5.00%, 8/01/25	12,345	14,451,674
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	65,556,789
Series 2012E
5.00%, 11/01/21-11/01/22	22,135	26,666,452
New York St Dormitory Auth (New York St Lease Cuny)
Series 2008A
5.00%, 7/01/15-7/01/16	24,900	26,729,889
Series 2008B
5.00%, 7/01/15	8,870	9,296,381

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009A
5.00%, 7/01/19-7/01/24	$25,150	$28,838,761
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009G
5.00%, 3/15/19-3/15/21	13,865	16,107,041
Series 2011E
5.00%, 8/15/21	3,880	4,654,176
Series 2012A
5.00%, 12/15/22	20,745	25,094,812
Series 2012B
5.00%, 3/15/21-3/15/22	54,800	65,574,823
Series 2013A
5.00%, 2/15/20	4,635	5,470,042
New York St Dormitory Auth (New York Univ)
NATL Series 1998A
6.00%, 7/01/18	2,865	3,387,490
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/15 (Pre-refunded/ETM)	3,650	3,775,889
New York St Thruway Auth (New York St Lease Thruway Svc Contract)
5.00%, 4/01/17	37,425	41,769,668
Series 2009
5.00%, 4/01/18	10,000	11,426,700
New York St Thruway Auth (New York St Pers Income Tax)
AGM Series 2005A
5.00%, 3/15/18	4,210	4,348,256
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2012A
5.00%, 4/01/23	17,940	21,093,134
NATL Series 2005B
5.00%, 4/01/16	44,040	46,648,930
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2013A
5.00%, 5/01/19	3,055	3,549,543
New York St UDC (New York St Pers Income Tax)
Series 2013C
5.00%, 3/15/16-3/15/26	71,295	83,021,079
Series 2013D
5.00%, 3/15/23	32,000	38,664,000
New York State Dormitory Auth (State of New York Pers Income Tax)
Series 2014C
5.00%, 3/15/27 (d)	2,015	2,364,885
Port Authority of NY & NJ
Series 20131
5.00%, 12/01/28	3,335	3,773,052

		1,013,542,487

	Principal Amount (000)	U.S. $ Value
North Carolina - 1.6%
North Carolina Eastern Mun Pwr Agy
Series 1988A
6.00%, 1/01/22 (Pre-refunded/ETM)	$1,720	$2,211,817
Series 2008A
5.00%, 1/01/15	4,410	4,512,533
Series 2009B
5.00%, 1/01/17	1,020	1,122,928
Series 2012B
5.00%, 1/01/21	13,255	15,385,211
North Carolina Infra Fin Corp. COP
AGM Series 2006A
5.00%, 2/01/15	10,000	10,282,400
North Carolina Mun Pwr Agy #1
Series 2008A
5.25%, 1/01/15-1/01/16	47,955	50,104,664
Series 2008C
5.25%, 1/01/15-1/01/17	12,720	13,630,741

		97,250,294

Ohio - 3.4%
Cincinnati OH Wtr
Series 2007A
5.00%, 12/01/15	5,780	6,169,861
Cleveland OH Arpt Sys
AMBAC Series 2006A
5.00%, 1/01/23	3,145	3,421,603
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (a)(b)	502	200,800
Columbus OH GO
Series 20131
5.00%, 7/01/16-7/01/20	9,165	10,486,657
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	107,680,423
Ohio GO
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	68,821,134
Univ of Cincinnati OH
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	8,057,039
Univ of Toledo OH
5.00%, 6/01/21	2,610	2,989,572

		207,827,089

Oklahoma - 0.1%
Mcgee Creek Auth OK Wtr
NATL
6.00%, 1/01/23	3,680	4,136,982

Oregon - 0.6%
Oregon Dept of Admin Svc COP
Series 2009D
5.00%, 11/01/21-11/01/23	18,535	21,499,274

	Principal Amount (000)	U.S. $ Value
Port of Portland OR (Portland Intl Arpt)
Series 2010 20C
5.00%, 7/01/23	$1,405	$1,607,826
Portland OR Swr Sys
Series 2013A
5.00%, 8/01/22	8,685	10,482,708

		33,589,808

Pennsylvania - 4.3%
Allegheny Cnty PA Arpt Auth (Pittsburgh Intl Airport)
NATL
5.00%, 1/01/18	1,585	1,777,197
Allegheny Cnty PA Hosp Dev Auth (Upmc Health Sys)
Series 2008B
5.00%, 6/15/18	8,200	8,230,094
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	120	120,000
Central Bucks PA SD GO
NATL
5.00%, 5/15/16 (Pre-refunded/ETM)	2,045	2,225,778
5.00%, 5/15/16	2,955	3,208,687
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
Series 2012A
3.00%, 1/01/15	2,900	2,942,282
5.00%, 1/01/16-7/01/19	28,850	32,857,254
Pennsylvania GO
Series 2010A
5.00%, 2/15/17	4,220	4,710,702
Series 2014
5.00%, 6/15/17-7/01/17	25,140	28,362,654
Pennsylvania Turnpike Comm
Series 2009B
5.00%, 6/01/15-6/01/20	54,525	60,926,153
Philadelphia PA Arpt (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	7,106,211
Series 2010D
5.00%, 6/15/19-6/15/20	18,065	20,623,083
Series 2011A
5.00%, 6/15/16-6/15/19	12,650	14,245,074
Philadelphia PA GO
Series 2013A
5.00%, 7/15/19-7/15/21	4,495	5,219,868
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/14-9/01/20	38,650	43,220,380
Series 2009
5.125%, 9/01/22	9,080	10,288,729
Southeastern PA Trnsp Auth
5.00%, 3/01/23-3/01/24	12,245	13,757,372

		259,821,518

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.9%
Puerto Rico Elec Pwr Auth
Series 2010DDD
5.00%, 7/01/21	$23,970	$10,631,654
Series 2010ZZ
5.00%, 7/01/17	5,835	2,588,698
5.25%, 7/01/18	2,205	978,182
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.375%, 8/01/19 (Pre-refunded/ETM)	10,315	12,390,687
5.375%, 8/01/20	28,985	28,490,806

		55,080,027

Rhode Island - 0.4%
Rhode Island Depositors Corp.
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,556,830
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,793,910
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	5,746,653
Rhode Island Higher Ed Svgs Tr (Rhode Island Dot Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/17	7,955	8,913,100

		24,010,493

South Carolina - 0.2%
Greenville Cnty SD SC Lease
5.00%, 12/01/14-12/01/15	11,850	12,326,842
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
5.25%, 12/01/23-12/01/25	2,315	2,441,074

		14,767,916

Tennessee - 0.0%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	2,115	2,418,058

Texas - 10.6%
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 7/01/19 (Pre-refunded/ETM)	1,000	1,171,740
Brownsville TX Indep Sch Dist
Series 2013A
5.00%, 2/15/19	4,000	4,678,640
Camino Real Regl Mob Auth TX
5.00%, 8/15/14-2/15/21	50,230	52,791,656
Clear Creek TX ISD GO
Series 2004A
5.00%, 2/15/16	1,280	1,378,035
Conroe TX Indep Sch Dist
Series 2005A
5.00%, 2/15/15 (Pre-refunded/ETM)	1,575	1,622,565
5.00%, 2/15/16	4,685	4,825,878
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/14-11/01/15	8,915	9,353,155

	Principal Amount (000)	U.S. $ Value
Series 2012F
5.00%, 11/01/21-11/01/25	$17,905	$20,212,904
Dallas TX ISD GO
5.00%, 2/15/22	5,165	6,127,756
Garland TX GO
Series 2010
5.00%, 2/15/24	3,800	4,400,514
Grand Parkway Trnsp Corp. TX
Series 2014A
3.00%, 12/15/16	168,095	178,103,376
Harris Cnty TX Fld Ctl Dist GO
Series 2004A
5.25%, 10/01/14 (Pre-refunded/ETM)	7,175	7,265,262
Harris Cnty TX GO
5.25%, 10/01/14 (Pre-refunded/ETM)	14,000	14,175,205
Series 2010A
5.00%, 10/01/23-10/01/25	17,725	20,885,981
Houston TX Arpt Sys
Series 2009A
5.00%, 7/01/21	2,090	2,367,364
Houston TX Util Sys
Series 2014C
5.00%, 5/15/23-5/15/28	24,850	29,636,482
Lower Colorado River Auth TX
AGM Series 1999A
5.875%, 5/15/16	2,325	2,334,905
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/24	5,000	5,800,550
5.25%, 9/01/25-9/01/26	35,940	42,241,214
Retama TX Dev Corp.
8.75%, 12/15/14 (Pre-refunded/ETM)	3,860	4,002,048
8.75%, 12/15/15 (Pre-refunded/ETM)	1,200	1,340,604
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc. (The))
5.25%, 8/01/15	1,880	1,955,896
San Antonio TX Elec & Gas
5.00%, 2/01/21	5,040	5,703,012
Series 2009D
5.00%, 2/01/20	47,315	54,773,737
San Antonio TX Wtr
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	24,588,926
Series 2013E
5.00%, 5/15/25	3,000	3,545,940
Spring TX ISD GO
5.00%, 8/15/20-8/15/21	8,365	9,948,189
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	1,160	1,195,020
Texas A & M Univ
Series 2009D
5.00%, 5/15/18	2,000	2,311,740
Texas GO
5.00%, 10/01/22-10/01/25	47,335	56,518,022
Texas PFA (Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/15	5,000	5,018,950

	Principal Amount (000)	U.S. $ Value
Texas PFA (Texas Workforce Commission)
4.00%, 7/01/17-1/01/18	$28,250	$30,389,780
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
5.00%, 4/01/16	9,870	10,685,558
Series 2007
5.00%, 4/01/24	8,380	9,314,035
Series 2014A
4.75%, 4/01/17	5,295	5,896,830
Univ of Texas
Series 2007D
5.00%, 8/15/14	5,850	5,885,042

		642,446,511

Virginia - 0.1%
Fairfax Cnty VA GO
Series 2012A
5.00%, 4/01/17	6,760	7,580,191

Washington - 7.0%
Central Puget Sound WA RTA
AMBAC Series 2005A
5.00%, 5/01/15 (Pre-refunded/ETM)	1,015	1,055,712
Chelan Cnty WA PUD #1
Series 2011A
5.00%, 7/01/20	3,110	3,625,016
Series 2011B
5.00%, 7/01/21	5,000	5,815,000
5.25%, 7/01/22	3,670	4,303,662
Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WA Special Swr)
NATL
5.50%, 11/01/19	1,435	1,566,460
Energy N W WA Elec Rev
AMBAC
5.00%, 7/01/15 (Pre-refunded/ETM)	5,040	5,281,769
Energy Northwest WA (Bonneville Power Admin)
Series 2006A
5.00%, 7/01/14	7,380	7,380,000
Series 2007A
5.00%, 7/01/16	5,450	5,957,831
Series 2007C
5.00%, 7/01/14-7/01/17	18,475	18,813,914
Series 2012A
5.00%, 7/01/18-7/01/21	92,585	108,254,791
Everett SD #2 GO
5.00%, 12/01/21	3,600	4,321,188
Grant Cnty WA PUD #2
Series 2011I
5.00%, 1/01/20-1/01/23	13,725	16,131,134
King Cnty WA Swr
Series 2011B
5.00%, 1/01/23	4,415	5,138,972
Port of Seattle WA
5.00%, 6/01/22	1,995	2,297,023
Series 2010C
5.00%, 2/01/17	2,590	2,852,963

	Principal Amount (000)	U.S. $ Value
Seattle WA GO
5.00%, 5/01/16-5/01/17	$9,675	$10,641,970
State of Washington
Series 2014R
5.00%, 7/01/17 (d)	5,180	5,845,475
Tacoma WA Elec Sys
AGM
5.00%, 1/01/15 (Pre-refunded/ETM)	4,450	4,556,622
5.00%, 1/01/15	16,495	16,890,220
Washington Fed Hwy Grant
5.00%, 9/01/19-9/01/23	42,720	50,210,477
Washington St GO
5.00%, 7/01/22-7/01/23	27,815	33,441,466
Series 2007C
5.00%, 7/01/14	27,730	27,730,000
Series 2008C
5.00%, 1/01/17	3,225	3,582,620
Series 2009R
5.00%, 1/01/17	5,810	6,454,271
Series 2010R
5.00%, 7/01/20	6,370	7,583,166
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	27,147,248
Series 2014
4.00%, 7/01/17 (d)	17,610	19,351,101
AGM
5.00%, 7/01/15	5,405	5,666,494
AGM Series 2007A
5.00%, 7/01/14	6,260	6,260,000
AMBAC Series 2007C
5.00%, 1/01/16	7,770	8,325,011

		426,481,576

Wisconsin - 0.4%
Wisconsin GO
Series 20141
5.00%, 5/01/16	3,030	3,289,944
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
AGM Series 2005A
5.25%, 7/01/14-7/01/16	12,610	13,536,558
NATL Series 2007I
5.00%, 7/01/16-7/01/17	8,885	9,764,874

		26,591,376

Total Municipal Obligations (cost $5,245,076,348)		5,440,210,280

CORPORATES - INVESTMENT GRADES - 5.3%
Financial Institutions - 3.7%
Banking - 3.2%
Bank of America Corp.
1.50%, 10/09/15	33,318	33,624,792
4.50%, 4/01/15	18,940	19,504,961
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	1,571	1,601,213

	Principal Amount (000)	U.S. $ Value
Capital One Bank USA NA
1.20%, 2/13/17	$4,905	$4,904,789
Capital One Financial Corp.
2.125%, 7/15/14	12,993	13,001,861
Citigroup, Inc.
2.65%, 3/02/15	8,048	8,162,515
4.587%, 12/15/15	14,497	15,281,955
6.01%, 1/15/15	15,000	15,452,190
JPMorgan Chase & Co.
1.35%, 2/15/17	41,328	41,474,797
1.875%, 3/20/15	1,875	1,894,200
3.15%, 7/05/16	3,950	4,117,279
Morgan Stanley
5.375%, 10/15/15	25,375	26,868,522
Series G
5.45%, 1/09/17	8,860	9,760,132

		195,649,206

Finance - 0.5%
General Electric Capital Corp.
2.15%, 1/09/15	27,608	27,879,939

		223,529,145

Industrial - 1.6%
Capital Goods - 0.2%
Caterpillar, Inc.
0.95%, 6/26/15	13,617	13,699,437

Communications - Telecommunications - 0.4%
Verizon Communications, Inc.
2.50%, 9/15/16	21,530	22,191,897

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	12,630	13,263,015

Consumer Non-Cyclical - 0.1%
Actavis, Inc.
1.875%, 10/01/17	2,807	2,832,036

Technology – 0.7%
Cisco Systems, Inc.
1.10%, 3/03/17	29,031	29,121,199
International Business Machines Corp.
0.55%, 2/06/15	14,866	14,896,862

		44,018,061

		96,004,446

Total Corporates - Investment Grades (cost $317,062,412)		319,533,591

GOVERNMENTS - TREASURIES - 0.8%
United States - 0.8%
U.S. Treasury Notes
0.75%, 1/15/17 (cost $50,053,707)	50,000	50,082,050

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS - 3.5%
Time Deposit - 3.5%
State Street Time Deposit
0.01%, 7/01/14 (cost $212,170,343)	212,170	$212,170,343

Total Investments - 99.4% (cost $5,824,362,810) (h)		6,021,996,264
Other assets less liabilities - 0.6%		36,279,483

Net Assets - 100.0%		$6,058,275,747

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Fair valued by the Adviser.
(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.
(f)	Variable rate coupon, rate shown as of June 30, 2014.
(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $253,129,266 and gross unrealized depreciation of investments was $(55,495,812), resulting in net unrealized appreciation of $197,633,454.

As of June 30, 2014, the Fund held 9.7% of net assets in insured bonds (of this amount 14.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NATL	-	National Interstate Corporation
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
UDC	-	Urban Development Corporation
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$5,407,267,566		$32,942,714	^	$5,440,210,280
Corporates - Investment Grades		– 0	–	319,533,591		– 0	–	319,533,591
Governments - Treasuries		– 0	–	50,082,050		– 0	–	50,082,050
Short-Term Investments		– 0	–	212,170,343		– 0	–	212,170,343

Total Investments in Securities		– 0	–	5,989,053,550		32,942,714		6,021,996,264
Other Financial Instruments*:		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$5,989,053,550		$32,942,714		$6,021,996,264

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^	Total
Balance as of 9/30/13	$68,088,102	$68,088,102
Accrued discounts/(premiums)	14,168	14,168
Realized gain (loss)	(1,472,641)	(1,472,641)

Change in unrealized appreciation/depreciation	1,126,688		1,126,688
Purchases	– 0	–	– 0	–
Sales	(11,983,338)		(11,983,338)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(22,830,265)		(22,830,265)

Balance as of 6/30/14	$32,942,714		$32,942,714	+

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$710,561		$710,561

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.0%
Financials - 13.0%
Banks - 4.4%
Aozora Bank Ltd.	122,000	$401,111
Associated Banc-Corp	13,060	236,125
Axis Bank Ltd.	3,330	106,205
Banco Bradesco SA (Preference Shares)	17,000	246,594
Banco do Brasil SA	75,100	844,641
Bangkok Bank PCL (NVDR)	37,500	223,024
Bank Hapoalim BM	130,200	752,033
Bank Mandiri Persero Tbk PT	245,000	200,664
Bank of America Corp.	813,100	12,497,347
Bank of Montreal	6,920	509,605
China Construction Bank Corp. - Class H	977,000	738,857
China Merchants Bank Co., Ltd. - Class H	109,000	215,166
Citigroup, Inc.	158,400	7,460,640
Comerica, Inc.	6,860	344,098
Credicorp Ltd.	2,240	348,253
Danske Bank A/S	80,160	2,266,002
DGB Financial Group, Inc.	14,800	221,636
First Niagara Financial Group, Inc.	22,950	200,583
First Republic Bank/CA	4,960	272,750
Grupo Financiero Banorte SAB de CV - Class O	61,674	441,062
Grupo Financiero Santander Mexico SAB de CV (ADR) - Class B	14,020	186,186
Hang Seng Bank Ltd.	69,300	1,134,315
HDFC Bank Ltd. (ADR)	9,400	440,108
Huntington Bancshares, Inc./OH	34,560	329,702
Iberiabank Corp.	3,360	232,478
ICICI Bank Ltd.	4,180	98,425
ICICI Bank Ltd. (Sponsored ADR)	2,410	120,259
Industrial & Commercial Bank of China Ltd. - Class H	1,209,000	764,493
Itausa - Investimentos Itau SA (Preference Shares)	12,900	50,736
JPMorgan Chase & Co. (a)	108,800	6,269,056
Kasikornbank PCL (NVDR)	58,400	367,057
KB Financial Group, Inc.	8,630	299,909
KBC Groep NV (b)	23,290	1,267,002
Komercni Banka AS	1,910	439,267
Lloyds Banking Group PLC (b)	1,680,313	2,135,799
Mitsubishi UFJ Financial Group, Inc.	299,100	1,836,089
PacWest Bancorp	4,627	199,748
Popular, Inc. (b)	9,820	335,648
Resona Holdings, Inc.	211,000	1,229,567
Sberbank of Russia (Sponsored ADR)	53,401	543,088
Seven Bank Ltd.	127,000	519,323
Shinhan Financial Group Co., Ltd.	3,510	161,938
Signature Bank/New York NY (b)	2,270	286,429
Societe Generale SA	43,163	2,263,583
State Bank of India	3,150	140,577
Sumitomo Mitsui Financial Group, Inc.	18,600	780,398
Susquehanna Bancshares, Inc.	16,880	178,253
SVB Financial Group (b)	2,630	306,711
Toronto-Dominion Bank (The)	14,980	771,146
UniCredit SpA	341,790	2,857,833
US Bancorp/MN	165,300	7,160,796
Webster Financial Corp.	6,840	215,734
Wells Fargo & Co.	385,200	20,246,112

Company	Shares	U.S. $ Value
Westpac Banking Corp.	7,530	$240,855
Zions Bancorporation	10,990	323,875

		83,258,891

Capital Markets - 0.8%
Affiliated Managers Group, Inc. (b)	21,470	4,409,938
China Cinda Asset Management Co., Ltd. - Class H (b)	51,000	25,331
Daiwa Securities Group, Inc.	185,000	1,602,890
Deutsche Bank AG (REG)	42,905	1,507,895
E*Trade Financial Corp. (b)	11,720	249,167
Goldman Sachs Group, Inc. (The)	20,600	3,449,264
Lazard Ltd. - Class A	6,833	352,310
Stifel Financial Corp. (b)	4,920	232,962
UBS AG (REG) (b)	138,111	2,532,196

		14,361,953

Consumer Finance - 1.5%
American Express Co. (a)	165,100	15,663,037
Capital One Financial Corp.	120,200	9,928,520
Muthoot Finance Ltd.	68,427	215,432
Shriram Transport Finance Co., Ltd.	18,510	277,330
SLM Corp.	417,300	3,467,763

		29,552,082

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. - Class B (b)	36,900	4,670,064
Cerved Information Solutions SpA (b)	117,054	791,794
IG Group Holdings PLC	68,075	683,897
Intercontinental Exchange, Inc.	25,600	4,835,840
ORIX Corp.	153,700	2,548,467

		13,530,062

Insurance - 4.3%
Admiral Group PLC	138,675	3,674,426
AIA Group Ltd.	576,000	2,897,892
American Financial Group, Inc./OH	6,110	363,912
American International Group, Inc.	243,500	13,290,230
Aon PLC	88,000	7,927,920
Aspen Insurance Holdings Ltd.	8,410	381,982
Assurant, Inc.	103,290	6,770,659
BB Seguridade Participacoes SA	61,100	897,073
Chubb Corp. (The)	60,200	5,548,634
CNO Financial Group, Inc.	16,060	285,868
Everest Re Group Ltd.	31,000	4,975,190
Genworth Financial, Inc. - Class A (b)	251,430	4,374,882
Gjensidige Forsikring ASA	33,470	600,227
Insurance Australia Group Ltd.	58,480	322,105
Lancashire Holdings Ltd.	86,648	969,812
Lincoln National Corp.	222,900	11,465,976
Muenchener Rueckversicherungs AG	9,000	1,993,035
PartnerRe Ltd.	96,390	10,526,752
Prudential PLC	111,250	2,548,899
Suncorp Group Ltd.	52,321	668,132
Topdanmark A/S (b)	26,840	816,781
Tryg A/S	7,910	799,204

Company	Shares	U.S. $ Value
Unum Group	8,400	$291,984
Validus Holdings Ltd.	8,670	331,541

		82,723,116

Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	88,200	7,936,236
BioMed Realty Trust, Inc.	9,400	205,202
Camden Property Trust	3,060	217,719
DDR Corp.	17,170	302,707
DiamondRock Hospitality Co.	23,440	300,501
LTC Properties, Inc.	7,550	294,752
Medical Properties Trust, Inc.	22,570	298,827
Mid-America Apartment Communities, Inc.	3,420	249,831
Parkway Properties, Inc./MD	11,990	247,593
STAG Industrial, Inc.	7,620	182,956

		10,236,324

Real Estate Management & Development - 0.7%
Aeon Mall Co., Ltd.	26,500	698,723
Ayala Land, Inc.	238,400	166,674
BR Malls Participacoes SA	14,600	124,227
China Overseas Land & Investment Ltd.	104,000	252,257
CIFI Holdings Group Co., Ltd.	476,000	87,821
Country Garden Holdings Co., Ltd.	2,162,000	853,261
Daito Trust Construction Co., Ltd.	23,300	2,739,825
Global Logistic Properties Ltd.	1,631,000	3,534,767
Greentown China Holdings Ltd.	67,500	67,340
Hang Lung Group Ltd.	42,000	227,365
Hang Lung Properties Ltd.	486,000	1,498,742
Huaku Development Co., Ltd. (b)	21,000	50,275
KWG Property Holding Ltd.	418,000	239,986
Lend Lease Group	125,070	1,546,173
LPN Development PCL	81,700	51,102
Mitsubishi Estate Co., Ltd.	20,000	494,110
Pruksa Real Estate PCL	138,000	124,372
Shimao Property Holdings Ltd.	58,000	106,855
Supalai PCL	80,200	54,117

		12,917,992

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (b)	1,600	32,144
Housing Development Finance Corp.	121,350	1,992,285

		2,024,429

		248,604,849

Information Technology - 10.3%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc.	410,600	3,777,520
BYD Electronic International Co., Ltd.	295,500	253,596
F5 Networks, Inc. (b)	31,890	3,553,822
Harris Corp.	4,090	309,817
Palo Alto Networks, Inc. (b)	2,720	228,072

		8,122,827

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	68,400	6,589,656

Company	Shares	U.S. $ Value
Anixter International, Inc.	2,310	$231,162
Arrow Electronics, Inc. (b)	6,300	380,583
Avnet, Inc.	8,120	359,797
CDW Corp./DE	10,630	338,885
Innolux Corp. (b)	137,000	64,240
Insight Enterprises, Inc. (b)	8,330	256,064
Jabil Circuit, Inc.	16,170	337,953
Ju Teng International Holdings Ltd.	152,000	109,104
LG Display Co., Ltd. (b)	5,950	187,310
LG Display Co., Ltd. (ADR) (b)	4,660	73,488
TTM Technologies, Inc. (b)	20,690	169,658
Unimicron Technology Corp.	116,000	112,311
Vishay Intertechnology, Inc.	23,670	366,648
Yageo Corp.	281,000	200,260
Zebra Technologies Corp. - Class A (b)	2,690	221,441

		9,998,560

Internet Software & Services - 1.8%
Baidu, Inc. (Sponsored ADR) (b)	3,240	605,264
CoStar Group, Inc. (b)	2,406	380,557
Cvent, Inc. (b)	5,726	166,569
eBay, Inc. (b)	157,700	7,894,462
Facebook, Inc. - Class A (b)	66,600	4,481,514
Google, Inc. - Class A (b)	13,700	8,009,979
Google, Inc. - Class C (b)	16,600	9,549,648
Pandora Media, Inc. (b)	8,840	260,780
Telecity Group PLC	135,794	1,751,425
Yelp, Inc. (b)	3,022	231,727
Zillow, Inc. - Class A (b)	1,720	245,840

		33,577,765

IT Services - 2.4%
Amadeus IT Holding SA - Class A	32,260	1,329,863
Amdocs Ltd.	162,880	7,546,230
Booz Allen Hamilton Holding Corp.	101,240	2,150,338
Cognizant Technology Solutions Corp. - Class A (b)	108,300	5,296,953
Convergys Corp.	8,080	173,235
DH Corp.	6,700	194,963
Fidelity National Information Services, Inc.	116,730	6,389,800
Fujitsu Ltd.	150,000	1,123,926
Genpact Ltd. (b)	14,120	247,524
HCL Technologies Ltd.	33,480	837,045
Obic Co., Ltd.	28,900	953,123
QIWI PLC (Sponsored ADR)	610	24,601
Tata Consultancy Services Ltd.	22,570	906,304
Visa, Inc. - Class A	60,100	12,663,671
Xerox Corp.	541,800	6,739,992

		46,577,568

Semiconductors & Semiconductor Equipment - 1.1%
Advanced Semiconductor Engineering, Inc.	610,000	790,440
Advanced Semiconductor Engineering, Inc. (ADR)	32,000	208,000
Cavium, Inc. (b)	4,540	225,456
Entegris, Inc. (b)	18,120	249,059

Company	Shares	U.S. $ Value
Intersil Corp. - Class A	23,590	$352,671
King Yuan Electronics Co., Ltd.	231,000	217,173
Kinsus Interconnect Technology Corp.	50,000	224,718
Lam Research Corp.	5,550	375,069
Linear Technology Corp.	212,500	10,002,375
Novatek Microelectronics Corp.	180,000	885,283
Samsung Electronics Co., Ltd.	330	430,963
Samsung Electronics Co., Ltd. (GDR) (c)	3,740	1,953,227
Samsung Electronics Co., Ltd. (GDR) (London) (c)	1,510	974,778
Samsung Electronics Co., Ltd. (Preference Shares)	90	94,311
SK Hynix, Inc. (b)	18,100	869,123
Sumco Corp.	81,000	742,436
Taiwan Semiconductor Manufacturing Co., Ltd.	265,000	1,121,359
Teradyne, Inc.	29,342	575,103
Tokyo Electron Ltd.	10,600	722,436

		21,013,980

Software - 1.9%
ANSYS, Inc. (b)	66,800	5,064,776
Aspen Technology, Inc. (b)	5,810	269,584
Concur Technologies, Inc. (b)	2,490	232,417
Constellation Software, Inc.	960	244,676
Dassault Systemes	1,750	225,017
Electronic Arts, Inc. (b)	281,270	10,089,155
Guidewire Software, Inc. (b)	5,081	206,593
Informatica Corp. (b)	7,750	276,287
Microsoft Corp.	265,700	11,079,690
NetSuite, Inc. (b)	27,520	2,390,938
Open Text Corp.	5,030	241,353
Oracle Corp. Japan	11,300	494,293
SAP AG	7,177	553,021
ServiceNow, Inc. (b)	54,758	3,392,806
SolarWinds, Inc. (b)	6,860	265,208
Tableau Software, Inc. - Class A (b)	3,549	253,150
Ultimate Software Group, Inc. (The) (b)	2,014	278,274

		35,557,238

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	248,600	23,102,398
Asustek Computer, Inc.	94,000	1,050,537
Casetek Holdings Ltd.	25,000	146,935
Catcher Technology Co., Ltd.	197,000	1,838,466
Hewlett-Packard Co. (a)	442,800	14,913,504
Inventec Corp.	278,000	266,388
Lite-On Technology Corp.	85,423	142,667
NCR Corp. (b)	7,020	246,332

		41,707,227

		196,555,165

Consumer Discretionary - 9.2%
Auto Components - 0.3%
Cie Generale des Etablissements Michelin - Class B	13,074	1,561,065

Company	Shares	U.S. $ Value
Dana Holding Corp.	15,190	$370,940
Hyundai Mobis	1,100	308,927
Lear Corp.	4,380	391,221
Plastic Omnium SA	20,020	627,946
Tenneco, Inc. (b)	5,710	375,147
TRW Automotive Holdings Corp. (b)	4,020	359,870
Valeo SA	19,360	2,597,620

		6,592,736

Automobiles - 1.2%
Ford Motor Co.	701,800	12,099,032
Great Wall Motor Co., Ltd. - Class H	191,500	712,121
Honda Motor Co., Ltd.	58,100	2,027,385
Hyundai Motor Co.	2,360	535,061
Hyundai Motor Co. (Preference Shares)	1,200	179,702
Kia Motors Corp.	6,540	365,883
Nissan Motor Co., Ltd.	111,000	1,051,109
Tata Motors Ltd.	89,230	438,064
Tata Motors Ltd. (Sponsored ADR)	10,030	391,772
Thor Industries, Inc.	3,990	226,911
Toyota Motor Corp.	61,600	3,688,153
Volkswagen AG (Preference Shares)	5,820	1,524,355

		23,239,548

Distributors - 0.0%
Inchcape PLC	41,720	452,578
LKQ Corp. (b)	14,140	377,396

		829,974

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (b)	5,303	227,711
Estacio Participacoes SA	218,200	2,888,594
Grand Canyon Education, Inc. (b)	7,840	360,405
Kroton Educacional SA	78,600	2,204,144

		5,680,854

Hotels, Restaurants & Leisure - 1.1%
Ajisen China Holdings Ltd.	126,000	97,838
Bloomin’ Brands, Inc. (b)	10,880	244,038
Buffalo Wild Wings, Inc. (b)	1,910	316,506
DineEquity, Inc.	2,700	214,623
Galaxy Entertainment Group Ltd.	40,000	318,668
McDonald’s Corp.	35,400	3,566,196
Melco Crown Entertainment Ltd. (ADR)	48,730	1,740,148
Melco International Development Ltd.	74,000	224,190
Merlin Entertainments PLC (b)(c)	102,778	630,053
MGM China Holdings Ltd.	37,600	130,644
Norwegian Cruise Line Holdings Ltd. (b)	5,518	174,921
Sodexo	27,850	2,996,637
Starbucks Corp.	87,500	6,770,750
Tatts Group Ltd.	128,580	396,427
Whitbread PLC	18,455	1,392,255
William Hill PLC	138,298	776,481
Yum! Brands, Inc.	14,750	1,197,700

		21,188,075

Company	Shares	U.S. $ Value
Household Durables - 0.1%
Even Construtora e Incorporadora SA	49,600	$147,038
Helen of Troy Ltd. (b)	4,000	242,520
Meritage Homes Corp. (b)	7,640	322,484
PulteGroup, Inc.	13,480	271,757
Rossi Residencial SA (b)	44,400	34,764
Skyworth Digital Holdings Ltd.	242,000	115,537
Steinhoff International Holdings Ltd.	27,010	150,579
Tempur Sealy International, Inc. (b)	2,996	178,861

		1,463,540

Internet & Catalog Retail - 0.5%
HomeAway, Inc. (b)	6,805	236,950
JD.com, Inc. (ADR) (b)	5,689	162,194
Just Eat PLC (b)	156,306	682,130
Priceline Group, Inc. (The) (b)	6,600	7,939,800
zulily, Inc. - Class A (b)	5,480	224,406

		9,245,480

Leisure Products - 0.4%
Hasbro, Inc.	43,200	2,291,760
Polaris Industries, Inc.	40,520	5,277,325

		7,569,085

Media - 2.4%
AMC Networks, Inc. - Class A (b)	3,170	194,923
British Sky Broadcasting Group PLC	24,680	381,826
Cineplex, Inc.	10,230	397,389
Comcast Corp. - Class A	217,100	11,653,928
Gannett Co., Inc.	27,490	860,712
Liberty Global PLC - Series C (b)	42,040	1,778,712
Naspers Ltd. - Class N	434	51,100
Reed Elsevier PLC	63,150	1,014,814
SKY Perfect JSAT Holdings, Inc.	61,600	361,213
Thomson Reuters Corp.	26,970	981,945
Time Warner, Inc.	135,900	9,546,975
Twenty-First Century Fox, Inc. - Class A	138,200	4,857,730
Viacom, Inc. - Class B	51,800	4,492,614
Walt Disney Co. (The) (a)	90,300	7,742,322
Wolters Kluwer NV	33,020	978,100

		45,294,303

Multiline Retail - 0.1%
Canadian Tire Corp., Ltd. - Class A	5,010	480,647
Next PLC	11,400	1,262,015

		1,742,662

Specialty Retail - 2.1%
AutoZone, Inc. (b)	6,000	3,217,440
Brown Shoe Co., Inc.	5,900	168,799
Cabela’s, Inc. (b)	5,200	324,480
Children’s Place, Inc. (The)	5,840	289,839
Chow Tai Fook Jewellery Group Ltd.	142,947	218,871
Dick’s Sporting Goods, Inc.	4,645	216,271
Fielmann AG	1,210	174,454

Company	Shares	U.S. $ Value
Five Below, Inc. (b)	8,774	$350,170
GameStop Corp. - Class A	173,630	7,026,806
Home Depot, Inc. (The)	140,400	11,366,784
Lumber Liquidators Holdings, Inc. (b)	190	14,431
Mr. Price Group Ltd.	4,040	68,690
Office Depot, Inc. (b)	784,310	4,462,724
Shimamura Co., Ltd.	7,300	718,565
Sports Direct International PLC (b)	158,685	1,917,544
TJX Cos., Inc. (The)	139,700	7,425,055
Tractor Supply Co.	4,650	280,860
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,720	248,635
Yamada Denki Co., Ltd.	249,500	889,404
Zhongsheng Group Holdings Ltd.	159,000	205,178

		39,585,000

Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA	28,870	3,025,265
Cie Financiere Richemont SA (Johannesburg)	60,849	640,037
Hugo Boss AG	7,301	1,090,181
Li & Fung Ltd.	1,368,000	2,029,810
NIKE, Inc. - Class B	68,900	5,343,195
Samsonite International SA	275,600	908,488
Shenzhou International Group Holdings Ltd.	32,000	109,583
Under Armour, Inc. - Class A (b)	4,910	292,096
Yue Yuen Industrial Holdings Ltd.	56,500	191,231

		13,629,886

		176,061,143

Health Care - 7.7%
Biotechnology - 1.9%
Actelion Ltd. (REG) (b)	18,040	2,283,316
Arrowhead Research Corp. (b)	4,930	70,548
Biogen Idec, Inc. (b)	32,300	10,184,513
CSL Ltd.	7,130	447,571
Cubist Pharmaceuticals, Inc. (b)	4,155	290,102
Gilead Sciences, Inc. (b)	157,600	13,066,616
Grifols SA (ADR)	1,737	76,515
Intercept Pharmaceuticals, Inc. (b)	87	20,587
Isis Pharmaceuticals, Inc. (b)	1,336	46,025
NPS Pharmaceuticals, Inc. (b)	5,690	188,055
Pharmacyclics, Inc. (b)	1,490	133,668
Puma Biotechnology, Inc. (b)	267	17,622
Quintiles Transnational Holdings, Inc. (b)	105,479	5,620,976
Synageva BioPharma Corp. (b)	1,044	109,411
TESARO, Inc. (b)	3,145	97,841
Theravance, Inc. (b)	3,920	116,738
Vertex Pharmaceuticals, Inc. (b)	32,300	3,058,164

		35,828,268

Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. (b)	3,990	223,600
Becton Dickinson and Co.	62,000	7,334,600
HeartWare International, Inc. (b)	2,380	210,630

Company	Shares	U.S. $ Value
Insulet Corp. (b)	4,240	$168,201
Intuitive Surgical, Inc. (b)	15,900	6,547,620
Medtronic, Inc.	146,600	9,347,216
Sirona Dental Systems, Inc. (b)	3,390	279,539

		24,111,406

Health Care Providers & Services - 0.7%
Acadia Healthcare Co., Inc. (b)	7,314	332,787
Aetna, Inc.	124,500	10,094,460
Alfresa Holdings Corp.	4,800	309,469
Bangkok Dusit Medical Services PCL - Class F	43,000	22,126
Envision Healthcare Holdings, Inc. (b)	6,352	228,100
Health Net, Inc./CA (b)	4,660	193,576
LifePoint Hospitals, Inc. (b)	4,950	307,395
Mednax, Inc. (b)	4,210	244,812
Molina Healthcare, Inc. (b)	6,500	290,095
Premier, Inc. - Class A (b)	6,222	180,438
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	103,100	214,437
Sonic Healthcare Ltd.	60,570	990,814
Suzuken Co., Ltd./Aichi Japan	13,900	517,788

		13,926,297

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	11,514	3,541,599
ICON PLC (b)	3,955	186,320

		3,727,919

Pharmaceuticals - 3.6%
Actavis PLC (b)	30,700	6,847,635
Akorn, Inc. (b)	11,142	370,472
Allergan, Inc./United States	61,100	10,339,342
Astellas Pharma, Inc.	136,100	1,789,792
AstraZeneca PLC	3,690	274,527
GlaxoSmithKline PLC	121,580	3,237,089
Glenmark Pharmaceuticals Ltd.	14,764	139,953
GW Pharmaceuticals PLC (ADR) (b)	529	56,756
Jazz Pharmaceuticals PLC (b)	1,870	274,909
Johnson & Johnson	133,000	13,914,460
Lupin Ltd.	6,936	121,095
Merck & Co., Inc.	60,500	3,499,925
Novartis AG	40,120	3,633,201
Novo Nordisk A/S - Class B	15,961	736,647
Pfizer, Inc.	631,700	18,748,856
Richter Gedeon Nyrt	13,620	261,236
Roche Holding AG	12,590	3,751,276
Sun Pharmaceutical Industries Ltd.	75,340	861,611

		68,858,782

		146,452,672

Industrials - 6.3%
Aerospace & Defense - 2.0%
Airbus Group NV	46,860	3,141,869
BAE Systems PLC	33,500	248,125

Company	Shares	U.S. $ Value
Boeing Co. (The)	61,000	$7,761,030
Hexcel Corp. (b)	9,780	400,002
Lockheed Martin Corp.	28,500	4,580,805
Precision Castparts Corp.	19,500	4,921,800
QinetiQ Group PLC	75,900	268,494
Raytheon Co.	91,900	8,477,775
Safran SA	25,060	1,640,546
Spirit Aerosystems Holdings, Inc. - Class A (b)	5,820	196,134
TransDigm Group, Inc.	1,712	286,349
United Technologies Corp.	43,000	4,964,350
Zodiac Aerospace	5,950	201,452

		37,088,731

Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	5,910	260,986

Airlines - 0.2%
Copa Holdings SA - Class A	25,600	3,649,792
Qantas Airways Ltd. (b)	632,590	752,503
Turk Hava Yollari (b)	49,685	152,351

		4,554,646

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	139,553	2,773,881
Edenred	55,600	1,686,011

		4,459,892

Construction & Engineering - 0.1%
AECOM Technology Corp. (b)	7,590	244,398
Granite Construction, Inc.	4,890	175,942
IRB Infrastructure Developers Ltd.	37,440	143,113
Larsen & Toubro Ltd.	5,930	168,054
Tutor Perini Corp. (b)	8,540	271,060
URS Corp.	4,880	223,748

		1,226,315

Electrical Equipment - 0.1%
Amara Raja Batteries Ltd.	19,902	155,388
AMETEK, Inc.	5,944	310,752
General Cable Corp.	9,730	249,672
Sumitomo Electric Industries Ltd.	124,900	1,758,275

		2,474,087

Industrial Conglomerates - 0.8%
Alliance Global Group, Inc.	523,500	348,803
Bidvest Group Ltd.	7,780	206,765
Carlisle Cos., Inc.	4,140	358,607
Danaher Corp. (a)	161,900	12,746,387
Hutchison Whampoa Ltd.	77,000	1,052,102
SM Investments Corp.	8,683	162,312

		14,874,976

Machinery - 1.0%
Actuant Corp. - Class A	6,370	220,211
Chart Industries, Inc. (b)	2,905	240,360
Dover Corp.	97,800	8,894,910

Company	Shares	U.S. $ Value
IDEX Corp.	5,350	$431,959
ITT Corp.	24,950	1,200,095
JTEKT Corp.	70,400	1,187,850
Kennametal, Inc.	5,470	253,152
Lincoln Electric Holdings, Inc.	5,340	373,159
Middleby Corp. (The) (b)	4,540	375,549
Parker Hannifin Corp.	42,255	5,312,721
Terex Corp.	6,770	278,247
Valmont Industries, Inc.	2,328	353,739

		19,121,952

Marine - 0.2%
AP Moeller - Maersk A/S - Class B	807	2,006,431
Kirby Corp. (b)	3,490	408,819
Nippon Yusen KK	421,000	1,214,407

		3,629,657

Professional Services - 0.7%
51job, Inc. (ADR) (b)	2,596	171,232
Applus Services SA (b)	56,360	1,165,324
Bureau Veritas SA	113,492	3,152,064
Capita PLC	204,903	4,014,311
Intertek Group PLC	69,905	3,286,758
Robert Half International, Inc.	8,570	409,132
SGS SA	268	641,303
Teleperformance	3,860	236,471
WageWorks, Inc. (b)	3,204	154,465

		13,231,060

Road & Rail - 0.9%
Central Japan Railway Co.	9,900	1,413,206
Con-way, Inc.	6,090	306,997
East Japan Railway Co.	3,300	260,014
Genesee & Wyoming, Inc. - Class A (b)	3,564	374,220
Globaltrans Investment PLC (Sponsored GDR) (c)	10,908	124,897
Localiza Rent a Car SA	15,180	250,355
Ryder System, Inc.	3,770	332,099
Union Pacific Corp. (a)	133,700	13,336,575

		16,398,363

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	52,200	1,086,512
MSC Industrial Direct Co., Inc. - Class A	2,440	233,362
United Rentals, Inc. (b)	3,330	348,751
WESCO International, Inc. (b)	2,690	232,362

		1,900,987

Transportation Infrastructure - 0.0%
Jiangsu Expressway Co., Ltd. - Class H	190,000	226,075

		119,447,727

Consumer Staples - 5.8%
Beverages - 0.9%
Anheuser-Busch InBev NV	6,440	739,958
Asahi Group Holdings Ltd.	16,600	521,288

Company	Shares	U.S. $ Value
Britvic PLC	55,150	$686,588
Carlsberg A/S - Class B	8,620	928,406
Diageo PLC	77,690	2,474,354
Monster Beverage Corp. (b)	113,400	8,054,802
PepsiCo, Inc.	34,300	3,064,362
SABMiller PLC (Johannesburg)	4,020	233,101
SABMiller PLC (London)	14,310	829,336

		17,532,195

Food & Staples Retailing - 1.8%
7-Eleven Malaysia Holdings Bhd (b)	133,224	69,288
Alimentation Couche Tard, Inc. - Class B	25,050	686,202
Axfood AB	2,270	123,292
Bizim Toptan Satis Magazalari AS	3,460	30,798
Costco Wholesale Corp.	62,100	7,151,436
CVS Caremark Corp.	146,200	11,019,094
Jean Coutu Group PJC, Inc. (The) - Class A	12,600	267,575
Jeronimo Martins SGPS SA	79,269	1,303,304
Koninklijke Ahold NV	85,189	1,597,386
Kroger Co. (The)	176,600	8,729,338
Lenta Ltd. (GDR) (b)(c)	34,204	420,709
Lenta Ltd. (GDR) (b)(c)	25,040	323,016
Magnit OJSC (Sponsored GDR) (c)	6,750	398,250
Olam International Ltd.	656,038	1,357,670
Sprouts Farmers Market, Inc. (b)	8,823	288,689
Sugi Holdings Co., Ltd.	5,400	246,400
Tsuruha Holdings, Inc.	4,800	264,880
Wal-Mart de Mexico SAB de CV	97,310	260,874

		34,538,201

Food Products - 1.3%
Dean Foods Co.	20,945	368,423
Gruma SAB de CV - Class B (b)	13,700	163,965
Hershey Co. (The)	82,500	8,033,025
JBS SA	31,500	108,350
Keurig Green Mountain, Inc.	2,606	324,734
Mead Johnson Nutrition Co. - Class A	128,700	11,990,979
MHP SA (GDR) (c)	11,680	175,200
Mondelez International, Inc. - Class A	80,300	3,020,083
Unilever PLC	7,388	334,894

		24,519,653

Household Products - 0.2%
Henkel AG & Co. KGaA	18,474	1,857,850
Kimberly-Clark de Mexico SAB de CV - Class A	26,036	73,070
LG Household & Health Care Ltd.	2,902	1,306,348
LG Household & Health Care Ltd. (Preference Shares)	70	15,532
Reckitt Benckiser Group PLC	8,520	742,903

		3,995,703

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The) - Class A	63,700	4,730,362
Kao Corp.	13,100	515,927

		5,246,289

Company	Shares	U.S. $ Value
Tobacco - 1.3%
Altria Group, Inc.	106,500	$4,466,610
British American Tobacco PLC	82,620	4,916,076
Gudang Garam Tbk PT	29,000	130,907
Imperial Tobacco Group PLC	35,380	1,591,676
Japan Tobacco, Inc.	117,000	4,266,067
Lorillard, Inc.	50,500	3,078,985
Philip Morris International, Inc.	80,600	6,795,386

		25,245,707

		111,077,748

Energy - 4.3%
Energy Equipment & Services - 1.1%
Aker Solutions ASA	51,910	900,954
FMC Technologies, Inc. (b)	2,913	177,897
Halliburton Co.	130,500	9,266,805
Oceaneering International, Inc.	4,239	331,193
Pason Systems, Inc.	8,630	242,631
Schlumberger Ltd. (a)	82,700	9,754,465
Superior Energy Services, Inc.	7,440	268,882

		20,942,827

Oil, Gas & Consumable Fuels - 3.2%
BG Group PLC	94,548	1,995,091
Bill Barrett Corp. (b)	12,520	335,286
China Petroleum & Chemical Corp. - Class H	600,800	571,979
Cimarex Energy Co.	1,180	169,283
Concho Resources, Inc. (b)	1,350	195,075
EOG Resources, Inc.	56,700	6,625,962
Gazprom OAO (Sponsored ADR)	86,420	753,150
Hess Corp.	204,200	20,193,338
JX Holdings, Inc.	559,400	2,993,474
KazMunaiGas Exploration Production JSC (GDR) (c)	7,360	117,539
LUKOIL OAO (London) (Sponsored ADR)	13,860	829,105
NovaTek OAO (Sponsored GDR) (c)	3,410	424,204
Oasis Petroleum, Inc. (b)	4,750	265,478
Occidental Petroleum Corp.	144,300	14,809,509
Petroleo Brasileiro SA (Sponsored ADR)	26,859	420,075
PTT PCL	13,100	128,356
Rosetta Resources, Inc. (b)	6,710	368,043
Royal Dutch Shell PLC - Class B	6,440	279,883
SM Energy Co.	720	60,552
Statoil ASA	46,460	1,428,127
Stone Energy Corp. (b)	6,950	325,191
Valero Energy Corp.	154,300	7,730,430

		61,019,130

		81,961,957

Materials - 3.1%
Chemicals - 2.3%
A Schulman, Inc.	4,680	181,116
Arkema SA	12,500	1,214,579
Chr Hansen Holding A/S	11,370	478,824
Denki Kagaku Kogyo KK	163,000	626,276

Company	Shares	U.S. $ Value
Dow Chemical Co. (The)	149,000	$7,667,540
EMS-Chemie Holding AG (REG)	1,140	454,912
Essentra PLC	204,642	2,672,115
Givaudan SA (b)	590	982,896
Huntsman Corp.	12,030	338,043
Hyosung Corp.	2,820	188,465
IMCD Group NV (b)	7,560	234,988
JSR Corp.	81,700	1,402,627
Koninklijke DSM NV	24,367	1,773,244
LyondellBasell Industries NV - Class A	78,300	7,645,995
Monsanto Co.	66,200	8,257,788
PolyOne Corp.	9,601	404,586
Potash Corp. of Saskatchewan, Inc.	13,120	498,035
Sherwin-Williams Co. (The)	39,700	8,214,327
UPL Ltd.	7,000	39,841

		43,276,197

Construction Materials - 0.0%
China National Building Material Co., Ltd. - Class H	216,000	190,468
Grasim Industries Ltd.	269	15,303
Grasim Industries Ltd. (GDR) (c)	2,327	133,097
West China Cement Ltd.	424,000	39,345

		378,213

Containers & Packaging - 0.5%
Avery Dennison Corp.	5,400	276,750
Ball Corp.	134,800	8,449,264
Graphic Packaging Holding Co. (b)	22,980	268,866

		8,994,880

Metals & Mining - 0.2%
Commercial Metals Co.	9,530	164,965
Dowa Holdings Co., Ltd.	81,861	772,064
KGHM Polska Miedz SA	1,240	50,838
Korea Zinc Co., Ltd.	180	70,580
MMC Norilsk Nickel OJSC (ADR)	48,450	959,794
Rio Tinto PLC	30,000	1,619,827
Steel Dynamics, Inc.	17,530	314,664
Ternium SA (Sponsored ADR)	4,970	138,812
Vale SA (Sponsored ADR) (Local Preference Shares)	12,280	146,132
Vale SA (Sponsored ADR) - Class B	2,940	38,896

		4,276,572

Paper & Forest Products - 0.1%
Mondi PLC	56,520	1,026,114
Nine Dragons Paper Holdings Ltd.	177,000	120,758
Sappi Ltd. (b)	130,140	469,958

		1,616,830

		58,542,692

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	268,918	503,304
Deutsche Telekom AG	36,160	634,211

Company	Shares	U.S. $ Value
Nippon Telegraph & Telephone Corp.	27,400	$1,707,783
Orange SA	147,160	2,328,411
Singapore Telecommunications Ltd.	155,000	478,812
Swisscom AG	1,980	1,150,135
TDC A/S	36,940	382,122
Telekomunikasi Indonesia Persero Tbk PT	772,500	160,682
Telenor ASA	61,120	1,391,608
Telstra Corp., Ltd.	245,590	1,206,525
TELUS Corp.	10,480	390,600
Verizon Communications, Inc.	168,900	8,264,277
Vivendi SA (b)	44,414	1,086,879
Ziggo NV	16,070	743,181

		20,428,530

Wireless Telecommunication Services - 0.2%
China Mobile Ltd.	133,500	1,296,651
SK Telecom Co., Ltd.	940	219,729
StarHub Ltd.	64,000	214,208
Tower Bersama Infrastructure Tbk PT	182,000	123,585
Turkcell Iletisim Hizmetleri AS (b)	54,880	343,498
Vodafone Group PLC	861,739	2,880,171

		5,077,842

		25,506,372

Utilities - 0.9%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	56,900	3,173,313
EDP - Energias de Portugal SA	201,670	1,011,901
Light SA	14,900	145,392
PNM Resources, Inc.	11,990	351,667
Power Assets Holdings Ltd.	81,000	710,558
Westar Energy, Inc.	8,980	342,946

		5,735,777

Gas Utilities - 0.1%
Atmos Energy Corp.	5,510	294,234
Southwest Gas Corp.	5,270	278,203
UGI Corp.	7,040	355,520

		927,957

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	99,344	1,102,626
China Resources Power Holdings Co., Ltd.	58,000	164,923
NTPC Ltd.	84,690	219,528

		1,487,077

Multi-Utilities - 0.4%
DTE Energy Co.	102,300	7,966,101

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	16,300	173,734
Cia de Saneamento de Minas Gerais-COPASA	11,400	208,961

		382,695

		16,499,607

Company	Shares	U.S. $ Value
Funds and Investment Trusts - 0.1%
Funds and Investment Trusts - 0.1%
B&M European Value Retail SA (b)	220,582	$1,038,136

Total Common Stocks (cost $949,480,374)		1,181,748,068

INVESTMENT COMPANIES - 13.8%
Funds and Investment Trusts - 13.8%
AllianceBernstein Pooling Portfolios-Multi-Asset Real Return Portfolio +	25,041,882	228,882,798
iShares MSCI EAFE ETF	502,769	34,374,317
SPDR S&P 500 ETF Trust	4,328	847,076

Total Investment Companies (cost $249,225,442)		264,104,191

WARRANTS - 0.2%
Financials - 0.1%
Banks - 0.1%
Abu Dhabi Commercial Bank PJSC, Deutsche Bank AG London, expiring 2/11/19 (b)	53,900	103,612
Bank of Baroda, JPMorgan Chase Bank, NA, expiring 9/29/14 (b) (c)	15,540	227,012
BankMuscat SAOG, Citigroup Global Markets, expiring 2/04/16 (b)	26,000	45,923
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (b)	11,388	193,621
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/21/15 (b)	47,004	204,771
Punjab National Bank, Merrill Lynch Intl & Co., expiring 8/08/18 (b)	9,760	161,326
Union Bank of India, Merrill Lynch Intl & Co., expiring 8/20/18 (b)	42,545	170,549

		1,106,814

Consumer Finance - 0.0%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (b)	114,873	362,344
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (b)(c)	22,372	336,465

		698,809

Real Estate Management & Development - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (b)	313,723	718,384

		2,524,007

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (b)(c)	13,430	644,613

Company	Shares	U.S. $ Value
Materials - 0.0%
Chemicals - 0.0%
UPL Ltd., Merrill Lynch Intl & Co., expiring 2/07/17 (b)	32,610	$185,303

Industrials - 0.0%
Airlines - 0.0%
Air Arabia PJSC, Deutsche Bank AG London, expiring 7/31/17 (b)	138,460	46,748

Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (b)	77,730	131,180

		177,928

Total Warrants (cost $2,374,648)		3,531,851

SHORT-TERM INVESTMENTS - 23.3%
Investment Companies - 23.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (d)(e) (cost $442,206,304)	442,206,304	442,206,304

	Principal Amount (000)
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill Zero Coupon, 7/31/14 (cost $999,992)	$1,000	999,992

Total Short-Term Investments (cost $443,206,296)		443,206,296

Total Investments - 99.3% (cost $1,644,286,760) (f)		$1,892,590,406
Other assets less liabilities - 0.7%		12,962,783

Net Assets - 100.0%		$1,905,553,189

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australia Bond Futures	23	September 2014	$2,562,732	$2,612,785	$50,053
10 Yr Canada Bond Futures	29	September 2014	3,664,161	3,695,628	31,467
10 Yr Japan Bond Futures	45	September 2014	64,472,827	64,698,189	225,362
Euro BUXL 30 Yr Bond Futures	68	September 2014	12,255,624	12,538,518	282,894
Euro STOXX 50 Futures	3,071	September 2014	137,308,662	135,909,517	(1,399,145)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Euro-BOBL Futures	127	September 2014	$22,139,660	$22,281,953	$142,293
Euro-BUND Futures	111	September 2014	22,023,311	22,344,393	321,082
FTSE 100 Index Futures	85	September 2014	9,752,414	9,762,424	10,010
Long GILT Futures	111	September 2014	20,862,323	20,880,995	18,672
SPI 200 Futures	46	September 2014	5,805,948	5,805,835	(113)
TOPIX Index Futures	727	September 2014	88,712,013	90,601,402	1,889,389
Sold Contracts
Hang Seng Index Futures	32	July 2014	4,695,710	4,769,612	(73,902)
U.S. Long Bond (CBT) Futures	300	September 2014	40,748,529	41,156,250	(407,721)
U.S. T-Note 5 Yr (CBT) Futures	487	September 2014	58,249,064	58,177,477	71,587
U.S. T-Note 10 Yr (CBT) Futures	554	September 2014	69,162,195	69,345,219	(183,024)
U.S. Ultra Bond (CBT) Futures	197	September 2014	29,029,794	29,537,687	(507,893)

					$471,011

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	1,262	USD	1,431	8/14/14	$7,129
Barclays Bank PLC	HKD	5,283	USD	682	8/14/14	198
Barclays Bank PLC	JPY	3,734,252	USD	36,767	8/14/14	(106,066)
BNP Paribas SA	AUD	3,120	USD	2,912	8/14/14	(20,895)
BNP Paribas SA	USD	10,605	AUD	11,542	8/14/14	244,754
BNP Paribas SA	USD	14,957	GBP	8,858	8/14/14	197,535
BNP Paribas SA	USD	2,961	NZD	3,466	8/14/14	62,149
BNP Paribas SA	USD	3,668	NZD	4,201	8/14/14	(3,818)
BNP Paribas SA	USD	11,394	SEK	74,943	8/14/14	(182,585)
Citibank, NA	GBP	517	USD	869	8/14/14	(15,080)
Citibank, NA	USD	3,021	EUR	2,189	8/14/14	(22,733)
Credit Suisse International	CHF	13,198	USD	14,910	8/14/14	22,440
Credit Suisse International	NOK	24,389	USD	3,958	8/14/14	(11,587)
Credit Suisse International	RUB	29,838	USD	828	8/14/14	(42,262)
Credit Suisse International	USD	7,199	GBP	4,293	8/14/14	145,979
Credit Suisse International	USD	5,336	NOK	32,101	8/14/14	(110,594)
Credit Suisse International	USD	849	RUB	29,838	8/14/14	21,552
Goldman Sachs Bank USA	BRL	1,830	USD	810	7/02/14	(17,790)
Goldman Sachs Bank USA	BRL	7,412	USD	3,365	7/02/14	10,662
Goldman Sachs Bank USA	USD	3,351	BRL	7,412	7/02/14	3,791
Goldman Sachs Bank USA	USD	831	BRL	1,830	7/02/14	(2,632)
Goldman Sachs Bank USA	BRL	7,412	USD	3,320	8/04/14	(3,052)
Goldman Sachs Bank USA	JPY	2,859,412	USD	28,157	8/14/14	(78,074)
HSBC Bank USA	HKD	3,947	USD	509	8/14/14	127
HSBC Bank USA	USD	2,635	AUD	2,833	8/14/14	28,628
Morgan Stanley & Co., Inc.	USD	13,263	CHF	11,857	8/14/14	111,897
Royal Bank of Canada	CAD	3,119	USD	2,855	8/14/14	(64,824)
Royal Bank of Scotland PLC	BRL	5,582	USD	2,468	7/02/14	(57,981)
Royal Bank of Scotland PLC	USD	2,534	BRL	5,582	7/02/14	(8,029)
Royal Bank of Scotland PLC	CHF	348	USD	388	8/14/14	(4,191)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	JPY	1,242,983	USD	12,135	8/14/14	$(138,471)
Royal Bank of Scotland PLC	USD	2,561	JPY	261,916	8/14/14	24,857
Standard Chartered Bank	HKD	74,111	USD	9,562	8/14/14	4,333
State Street Bank & Trust Co.	CAD	99	USD	91	8/14/14	(1,841)
State Street Bank & Trust Co.	GBP	11,533	USD	19,426	8/14/14	(304,954)
State Street Bank & Trust Co.	USD	3,050	CHF	2,675	8/14/14	(32,285)
State Street Bank & Trust Co.	USD	28,249	EUR	20,473	8/14/14	(210,705)
State Street Bank & Trust Co.	USD	3,917	NOK	23,236	8/14/14	(134,892)
UBS AG	CAD	2,627	USD	2,417	8/14/14	(42,563)
UBS AG	USD	5,369	EUR	3,886	8/14/14	(47,091)
UBS AG	USD	5,435	EUR	3,998	8/14/14	39,868

						$(739,096)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	90,715	0.38%	$33,247	11/17/14	Bank of America, NA	$335,615
Receive	SPDR S&P 500 ETF Trust	596,025	0.42%	115,802	6/15/15	Bank of America, NA	836,133
Receive	SPDR S&P 500 ETF Trust	28,516	0.42%	5,540	6/15/15	Bank of America, NA	40,000
Receive	Russell 2000 Total Return Index	7,531	1.00%	39,602	8/25/14	Goldman Sachs International	2,496,284
Receive	Standard and Poor’s Midcap 400 Index	20,262	1.00%	38,750	8/25/14	Goldman Sachs International	1,892,710
Receive	Standard and Poor’s Midcap 400 Index	3,549	0.35%	6,999	9/10/14	Goldman Sachs International	117,976
Receive	Russell 2000 Total Return Index	1,616	1.00%	8,807	9/10/14	UBS AG	228,182

							$5,946,900

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $326,508.
(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $6,883,060 or 0.4% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $257,556,093 and gross unrealized depreciation of investments was $(9,252,447), resulting in net unrealized appreciation of $248,303,646.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AC	-	All Country
ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

Portfolio Summary

June 30, 2014 (unaudited)

COUNTRY BREAKDOWN *

80.2%	United States
4.2%	United Kingdom
3.3%	Japan
2.0%	France
1.3%	Switzerland
0.9%	Hong Kong
0.7%	India
0.6%	Germany
0.6%	South Korea
0.6%	Brazil
0.6%	China
0.6%	Denmark
0.5%	Taiwan
3.9%	Other

100.0%	Total Investments

*	All data are as of June 30, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Argentina, Australia, Belgium, Canada, Cyprus, Czech Republic, Hungary, Indonesia, Ireland, Israel, Italy, Kazakhstan, Malaysia, Mexico, Netherlands, Norway, Oman, Panama, Peru, Philippines, Poland, Portugal, Puerto Rico, Qatar, Russia, Singapore, South Africa, Spain, Sri Lanka, Sweden, Thailand, Turkey, Ukraine and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$189,043,759		$59,561,090		$	– 0	–	$248,604,849
Information Technology	174,983,087		21,572,078			– 0	–	196,555,165
Consumer Discretionary	137,537,375		38,523,768			– 0	–	176,061,143
Health Care	123,533,562		22,919,110			– 0	–	146,452,672
Industrials	85,862,281		33,585,446			– 0	–	119,447,727
Consumer Staples	83,780,922		27,296,826			– 0	–	111,077,748
Energy	73,664,093		8,297,864			– 0	–	81,961,957
Materials	44,200,561		14,342,131			– 0	–	58,542,692
Telecommunication Services	8,778,462		16,727,910			– 0	–	25,506,372
Utilities	13,290,071		3,209,536			– 0	–	16,499,607
Funds and Investment Trusts	1,038,136		– 0	–		– 0	–	1,038,136
Investment Companies	264,104,191		– 0	–		– 0	–	264,104,191
Warrants	– 0	–	3,531,851			– 0	–	3,531,851
Short-Term Investments:
Investment Companies	442,206,304		– 0	–		– 0	–	442,206,304
U.S. Treasury Bills	– 0	–	999,992			– 0	–	999,992

Total Investments in Securities	1,642,022,804		250,567,602			– 0	–	1,892,590,406
Other Financial Instruments* :
Assets:
Futures	1,143,410		1,899,399			– 0	–	3,042,809	#
Forward Currency Exchange Contracts	– 0	–	925,899			– 0	–	925,899
Total Return Swaps	– 0	–	5,946,900			– 0	–	5,946,900
Liabilities:
Futures	(1,098,638)		(1,473,160)			– 0	–	(2,571,798	)#
Forward Currency Exchange Contracts	– 0	–	(1,664,995)			– 0	–	(1,664,995)

Total ^	$1,642,067,576		$256,201,645		$	– 0	–	$1,898,269,221

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
#	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange traded derivatives in the portfolio of investments.
^	There were de minimus transfers under 1% of net assets between level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades			Total
Balance as of 9/30/13		$5,922,181			$224,648			$6,146,829
Accrued discounts/(premiums)		– 0	–		202			202
Realized gain (loss)		70,328			(1,408)			68,920
Change in unrealized appreciation/depreciation		292,211			73			292,284
Purchases		192,857			– 0	–		192,857
Sales		(3,683,330)			(223,515)			(3,906,845)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(2,794,247)			– 0	–		(2,794,247)

Balance as of 6/30/14 +	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$	– 0	–	$	– 0	–	$	– 0	–

+	There were de minimus transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 46.8%
Australia - 1.2%
Australia Government Bond
Series 128
5.75%, 7/15/22	AUD	9,610	$10,556,481
Series 137
2.75%, 4/21/24		3,815	3,360,396

			13,916,877

Austria - 1.6%
Austria Government Bond
3.90%, 7/15/20 (a)	EUR	11,295	18,341,453

Belgium - 1.0%
Belgium Government Bond
Series 68
2.25%, 6/22/23 (a)		6,115	8,903,132
Series 71
3.75%, 6/22/45 (a)		1,240	2,029,725

			10,932,857

Canada - 2.8%
Canadian Government Bond
1.25%, 2/01/16	CAD	8,225	7,730,983
1.75%, 3/01/19		18,535	17,538,812
2.75%, 6/01/22		5,345	5,286,143

			30,555,938

Denmark - 1.1%
Denmark Government Bond
4.00%, 11/15/17	DKK	57,360	11,874,743

Finland - 0.4%
Finland Government Bond
3.375%, 4/15/20 (a)	EUR	2,500	3,946,241

France - 2.9%
France Government Bond OAT
1.75%, 11/25/24		6,100	8,389,484
3.50%, 4/25/20		11,510	18,252,404
4.50%, 4/25/41		1,780	3,317,459
French Treasury Note BTAN
2.50%, 7/25/16		1,195	1,716,758

			31,676,105

Germany - 2.4%
Bundesobligation
Series 158
1.75%, 10/09/15		14,090	19,714,424
Bundesrepublik Deutschland
2.50%, 7/04/44		2,603	3,821,203
3.00%, 7/04/20		2,274	3,572,450

			27,108,077

	Principal Amount (000)		U.S. $ Value
Ireland - 0.4%
Ireland Government Bond
5.40%, 3/13/25	EUR	2,510	$4,354,951

Italy - 3.6%
Italy Buoni Poliennali Del Tesoro
3.50%, 11/01/17		959	1,420,575
3.75%, 3/01/21		2,600	3,957,141
4.00%, 9/01/20		271	418,994
4.25%, 9/01/19		7,460	11,637,620
4.50%, 2/01/20 (a)		2,650	4,188,183
4.50%, 3/01/24		2,425	3,819,334
5.00%, 9/01/40 (a)		3,490	5,650,856
5.50%, 11/01/22		5,370	9,018,556

			40,111,259

Japan - 5.7%
Japan Government Ten Year Bond
Series 301
1.50%, 6/20/19	JPY	872,100	9,173,325
Series 332
0.60%, 12/20/23		624,700	6,205,863
Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39		91,800	1,039,667
Series 36
2.00%, 3/20/42		628,950	6,699,055
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		585,300	6,670,594
Series 128
1.90%, 6/20/31		410,950	4,513,988
Series 143
1.60%, 3/20/33		286,350	2,954,661
Series 144
1.50%, 3/20/33		965,100	9,800,807
Series 76
1.90%, 3/20/25		1,427,600	15,963,583

			63,021,543

Mexico - 0.5%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	67,238	5,868,942

Netherlands - 0.9%
Netherlands Government Bond
2.25%, 7/15/22 (a)	EUR	658	978,215
2.50%, 1/15/33 (a)		3,155	4,573,164
3.75%, 1/15/23 (a)		2,604	4,297,424

			9,848,803

New Zealand - 2.7%
New Zealand Government Bond
Series 1217
6.00%, 12/15/17	NZD	5,975	5,567,060
Series 319
5.00%, 3/15/19		23,280	21,160,004
Series 423
5.50%, 4/15/23	NZD	3,545	3,344,465

			30,071,529

	Principal Amount (000)		U.S. $ Value
Poland - 0.4%
Poland Government Bond
Series 1021
5.75%, 10/25/21	PLN	10,500	$4,006,520

Singapore - 0.3%
Singapore Government Bond
3.375%, 9/01/33	SGD	4,255	3,602,363

South Africa - 0.5%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	40,075	3,866,833
Series R213
7.00%, 2/28/31		25,640	2,030,659

			5,897,492

Spain - 1.4%
Spain Government Bond
4.00%, 4/30/20	EUR	2,947	4,578,677
4.85%, 10/31/20		4,865	7,923,961
5.15%, 10/31/44 (a)		2,140	3,532,831

			16,035,469

Sweden - 0.3%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	17,150	2,946,164

United Kingdom - 6.0%
United Kingdom Gilt
1.75%, 9/07/22 (a)	GBP	2,940	4,735,612
2.25%, 9/07/23 (a)		10,573	17,476,879
3.75%, 9/07/19 (a)		8,687	16,129,579
4.25%, 6/07/32-12/07/46 (a)		9,562	18,834,733
4.50%, 12/07/42 (a)		420	864,242
5.00%, 3/07/18 (a)		4,375	8,385,934

			66,426,979

United States - 10.7%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	2,165	1,978,269
3.125%, 11/15/41		7,885	7,641,054
3.625%, 8/15/43		6,620	6,992,375
U.S. Treasury Notes
0.25%, 5/31/15-7/31/15		52,915	52,973,911
0.625%, 8/15/16		14,491	14,526,097
2.00%, 2/15/23		2,823	2,740,958
2.625%, 11/15/20		4,340	4,508,175

	Principal Amount (000)		U.S. $ Value
4.50%, 5/15/17	U.S.$	24,434	$26,982,393

			118,343,232

Total Governments - Treasuries (cost $503,907,594)			518,887,537

	Shares
INVESTMENT COMPANIES - 21.6%
Funds and Investment Trusts - 21.6%
AllianceBernstein Pooling Portfolios-Multi-Asset Real Return Portfolio		3,843,914	35,133,370
iShares MSCI EAFE ETF		70,313	4,807,300
SPDR S&P 500 ETF Trust		1,018,001	199,243,155

Total Investment Companies (cost $228,300,365)			239,183,825

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 4.7%
Industrial - 2.4%
Basic - 0.1%
Air Products & Chemicals, Inc.
2.75%, 2/03/23	U.S.$	1,400	1,354,454
EI du Pont de Nemours & Co.
3.25%, 1/15/15		250	254,033

			1,608,487

Capital Goods - 0.1%
General Dynamics Corp.
3.875%, 7/15/21		1,525	1,635,810

Communications - Media - 0.2%
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)		1,850	1,834,438

Communications - Telecommunications - 0.5%
AT&T, Inc.
3.00%, 2/15/22		1,775	1,767,059
Verizon Communications, Inc.
4.60%, 4/01/21		1,354	1,493,508
Vodafone Group PLC
2.50%, 9/26/22		1,930	1,811,994

			5,072,561

Consumer Cyclical - Automotive - 0.3%
Nissan Motor Acceptance Corp.
2.35%, 3/04/19 (a)		1,840	1,837,950
Toyota Motor Credit Corp.
3.30%, 1/12/22		1,785	1,845,659

			3,683,609

Consumer Non-Cyclical - 0.2%
Baxter International, Inc.
4.25%, 3/15/20		257	279,622

	Principal Amount (000)		U.S. $ Value
Novartis Capital Corp.
2.90%, 4/24/15	U.S.$	255	$260,425
Philip Morris International, Inc.
2.50%, 8/22/22		1,940	1,879,142

			2,419,189

Energy - 0.5%
BP Capital Markets PLC
3.245%, 5/06/22		1,885	1,908,310
ConocoPhillips
4.60%, 1/15/15		235	240,247
Occidental Petroleum Corp.
1.50%, 2/15/18		1,712	1,708,410
Schlumberger Norge AS
4.20%, 1/15/21 (a)		745	815,442
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (a)		506	553,844

			5,226,253

Technology - 0.5%
Baidu, Inc.
2.75%, 6/09/19		538	540,095
3.25%, 8/06/18		229	236,595
EMC Corp./MA
3.375%, 6/01/23		1,835	1,856,914
Hewlett-Packard Co.
2.75%, 1/14/19		147	150,728
3.75%, 12/01/20		853	891,597
Oracle Corp.
5.75%, 4/15/18		230	264,305
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		1,164	1,190,040

			5,130,274

			26,610,621

Financial Institutions - 2.1%
Banking - 2.0%
BNP Paribas SA
2.375%, 9/14/17		1,935	1,981,442
Branch Banking & Trust Co.
2.85%, 4/01/21		1,845	1,862,185
Citigroup, Inc.
4.50%, 1/14/22		2,440	2,652,285
Fifth Third Bancorp
2.30%, 3/01/19		786	790,097
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		1,830	2,117,647
HSBC Holdings PLC
4.00%, 3/30/22		1,850	1,968,206
Lloyds Bank PLC
2.30%, 11/27/18		1,879	1,907,779
4.20%, 3/28/17		405	438,056
Mizuho Bank Ltd.
2.45%, 4/16/19 (a)		1,855	1,867,931

	Principal Amount (000)		U.S. $ Value
Murray Street Investment Trust I
4.647%, 3/09/17	U.S.$	182	$196,702
Nordea Bank AB
3.125%, 3/20/17 (a)		1,821	1,918,230
Standard Chartered Bank Hong Kong Ltd.
5.875%, 6/24/20 (a)		1,311	1,473,127
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		934	915,602
Wells Fargo & Co.
4.125%, 8/15/23		1,815	1,885,431

			21,974,720

Insurance - 0.1%
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)		1,860	1,841,256

			23,815,976

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24		1,159	1,188,362

Utility - 0.1%
Electric - 0.1%
Southern California Edison Co.
3.875%, 6/01/21		632	682,412

Total Corporates - Investment Grades (cost $50,953,137)			52,297,371

GOVERNMENTS - SOVEREIGN AGENCIES - 4.2%
Canada - 0.2%
Canada Housing Trust No 1
4.10%, 12/15/18 (a)	CAD	2,340	2,412,324

France - 0.3%
Dexia Credit Local SA/New York, NY
1.25%, 10/18/16 (a)	U.S.$	2,730	2,749,712

Germany - 1.0%
Kreditanstalt fuer Wiederaufbau
2.05%, 2/16/26		828,000	9,480,770
Landwirtschaftliche Rentenbank
3.75%, 2/11/16 (a)	EUR	1,201	1,741,162

			11,221,932

Japan - 2.3%
Development Bank of Japan, Inc.
2.30%, 3/19/26	JPY	840,000	9,698,743
Japan Finance Organization for Municipalities
1.90%, 6/22/18		1,500,000	15,856,009

			25,554,752

	Principal Amount (000)		U.S. $ Value
Qatar - 0.0%
Ooredoo International Finance Ltd.
3.875%, 1/31/28 (a)	U.S.$	480	$449,386

United Arab Emirates - 0.2%
Abu Dhabi National Energy Co.
3.875%, 5/06/24 (a)		1,860	1,842,374

United Kingdom - 0.2%
Network Rail Infrastructure Finance PLC
4.40%, 3/06/16	CAD	2,760	2,710,472

Total Governments - Sovereign Agencies (cost $53,701,249)			46,940,952

INFLATION - LINKED SECURITIES - 4.0%
Mexico - 0.4%
Mexican Udibonos
Series S
5.00%, 6/16/16	MXN	44,512	3,765,315

United Kingdom - 0.9%
United Kingdom Gilt Inflation Linked
Series 8MO
7.58%, 7/26/16 (a)(b)	GBP	1,755	10,063,850

United States - 2.7%
U.S. Treasury Inflation Index
0.125%, 4/15/19	U.S.$	29,309	30,179,366

Total Inflation-Linked Securities (cost $43,474,625)			44,008,531

AGENCIES - 1.7%
Agency Debentures - 1.6%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19		7,500	7,528,155
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		11,270	9,876,893

			17,405,048

Agency Subordinated - 0.1%
Federal National Mortgage Association Zero Coupon, 10/09/19		1,530	1,344,512

Total Agencies (cost $17,785,709)			18,749,560

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Non-Agency Fixed Rate CMBS - 1.2%
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.975%, 3/15/49		1,637	1,749,431
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.213%, 12/10/49		2,569	2,893,537
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class A2
2.122%, 3/10/46		3,670	3,725,167

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)	U.S.$	1,094	$1,070,553
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,091	2,257,772
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		574	575,232
Series 2012-C4, Class A5
2.85%, 12/10/45		1,150	1,129,605

			13,401,297

Non-Agency Floating Rate CMBS - 0.3%
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.054%, 6/11/27 (a)(c)		1,406	1,406,172
Commercial Mortgage Pass Through Certificates
Series 2014-SAVA, Class A
1.305%, 6/15/34 (c)		1,192	1,191,623
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.071%, 6/15/29 (a)(c)		1,876	1,876,000

			4,473,795

Total Commercial Mortgage-Backed Securities (cost $18,219,509)			17,875,092

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Chile - 0.2%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		1,803	1,904,189

China - 0.3%
CNOOC Curtis Funding No 1 Pty Ltd.
4.50%, 10/03/23 (a)		497	520,263
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)		1,800	1,866,404
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		1,651	1,694,172

			4,080,839

South Korea - 0.3%
Korea Development Bank (The)
3.25%, 3/09/16		1,229	1,275,231
Korea National Oil Corp.
3.125%, 4/03/17 (a)		1,850	1,925,439

			3,200,670

	Principal Amount (000)		U.S. $ Value
United Arab Emirates - 0.2%
MDC-GMTN B.V.
3.25%, 4/28/22 (a)	U.S.$	1,850	$1,861,563

Total Quasi-Sovereigns (cost $10,654,150)			11,047,261

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Non-Agency Fixed Rate - 0.5%
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2
3.00%, 3/25/43 (a)		2,763	2,692,094
Sequoia Mortgage Trust
Series 2013-6, Class A1
2.50%, 5/25/43		3,516	3,256,308

			5,948,402

GSE Risk Share Floating Rate - 0.4%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M1
1.002%, 4/25/24 (c)		1,717	1,718,716
Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M1
1.152%, 2/25/24 (c)		1,939	1,945,772

			3,664,488

Total Collateralized Mortgage Obligations (cost $9,973,021)			9,612,890

COVERED BONDS - 0.6%
Australia - 0.3%
National Australia Bank Ltd.
2.00%, 2/22/19 (a)		3,645	3,642,556

Canada - 0.2%
Bank of Nova Scotia
1.75%, 3/22/17 (a)		1,800	1,835,807

Spain - 0.1%
CaixaBank SA
3.00%, 3/22/18	EUR	500	736,295

Total Covered Bonds (cost $6,168,726)			6,214,658

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.6%
Canada - 0.6%
Province of British Columbia
3.25%, 12/18/21	CAD	3,237	3,195,197
Province of Manitoba Canada
3.85%, 12/01/21		2,950	3,006,039

Total Local Governments - Provincial Bonds (cost $6,317,842)			6,201,236

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 11.6%
Investment Companies - 11.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (d)(e) (cost $124,661,885)	124,661,885	$124,661,885

U.S. Treasury Bills - 0.4%
U.S. Treasury Bill Zero Coupon, 7/17/14 (cost $4,999,931)	5,000	4,999,931

Total Short-Term Investments (cost $129,661,816)		129,661,816

Total Investments - 99.3% (cost $1,079,117,743) (f)		1,100,680,729
Other assets less liabilities - 0.7% (g)		8,176,320

Net Assets - 100.0%		$1,108,857,049

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro BUXL 30 Yr Bond Futures	14	September 2014	$2,523,616	$2,581,459	$57,843
Euro STOXX 50 Futures	1,107	September 2014	49,495,254	48,991,154	(504,100)
FTSE 100 Index Futures	86	September 2014	9,867,148	9,877,275	10,127
Long GILT Futures	12	September 2014	2,253,523	2,257,405	3,882
Russell 2000 Mini Futures	37	September 2014	4,327,647	4,404,110	76,463
SPI 200 Futures	29	September 2014	3,660,272	3,660,201	(71)
TOPIX Index Futures	214	September 2014	26,113,302	26,669,464	556,162
Sold Contracts
10 Yr Japan Bond Futures	82	September 2014	117,489,224	117,894,477	(405,253)
Hang Seng Index Futures	25	July 2014	3,668,524	3,726,259	(57,735)
U.S. Long Bond (CBT) Futures	190	September 2014	25,872,445	26,065,625	(193,180)
U.S. T-Note 2 Yr (CBT) Futures	3	September 2014	659,105	658,781	324
U.S. T-Note 5 Yr (CBT) Futures	184	September 2014	21,969,055	21,980,813	(11,758)
U.S. T-Note 10 Yr (CBT) Futures	359	September 2014	44,871,679	44,936,703	(65,024)

					$(532,320)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	9,904,006	USD	97,604	7/11/14	$(166,490)
Barclays Bank PLC	JPY	175,651	USD	1,714	8/14/14	(20,787)
BNP Paribas SA	DKK	65,543	USD	12,032	7/15/14	(5,941)
BNP Paribas SA	USD	18,318	AUD	19,891	7/18/14	416,825
BNP Paribas SA	AUD	1,413	USD	1,319	8/14/14	(9,463)
BNP Paribas SA	USD	4,834	AUD	5,258	8/14/14	108,804
BNP Paribas SA	ZAR	64,339	USD	5,990	8/14/14	(16,599)
Citibank, NA	PLN	11,653	USD	3,805	7/10/14	(30,458)
Citibank, NA	EUR	120,947	USD	164,636	7/11/14	(982,409)
Citibank, NA	NZD	34,424	USD	29,729	8/07/14	(311,891)
Credit Suisse International	USD	9,231	GBP	5,498	8/14/14	175,023
Deutsche Bank AG	CAD	25,805	USD	23,577	7/11/14	(601,254)
Deutsche Bank AG	EUR	1,795	USD	2,444	7/11/14	(13,311)
Deutsche Bank AG	SEK	18,434	USD	2,797	7/15/14	38,347
Goldman Sachs Bank USA	CAD	18,761	USD	17,274	7/11/14	(303,365)
Goldman Sachs Bank USA	MXN	125,357	USD	9,607	7/24/14	(41,181)
Goldman Sachs Bank USA	GBP	45,308	USD	76,840	8/21/14	(669,438)
Royal Bank of Scotland PLC	AUD	34,288	USD	31,523	7/18/14	(771,851)
Royal Bank of Scotland PLC	JPY	158,637	USD	1,547	8/14/14	(19,503)
Standard Chartered Bank	SGD	4,486	USD	3,572	7/18/14	(26,270)
State Street Bank & Trust Co.	EUR	2,379	USD	3,237	7/11/14	(20,940)
State Street Bank & Trust Co.	JPY	160,392	USD	1,583	7/11/14	(145)
State Street Bank & Trust Co.	USD	90	SEK	600	7/15/14	31
State Street Bank & Trust Co.	CAD	29	USD	27	8/14/14	(539)
State Street Bank & Trust Co.	USD	4,085	CHF	3,583	8/14/14	(43,244)
State Street Bank & Trust Co.	USD	12,469	EUR	8,995	8/14/14	(150,648)
UBS AG	USD	3,087	EUR	2,263	7/11/14	12,894

						$(3,453,803)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$37,150	11/04/18	3 Month LIBOR	1.453%	$(3,728)
Citigroup Global Markets, Inc./(CME Group)	21,060	11/01/23	3 Month LIBOR	2.617%	234,288

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$5,770	11/05/23	3 Month LIBOR	2.76%	$133,483
Citigroup Global Markets, Inc./(CME Group)	6,450	11/04/43	3 Month LIBOR	3.58%	385,149

					$749,192

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	23,866	0.43%	8,747	10/15/14	Bank of America, NA	$88,150
Receive	MSCI AC Far East Ex Japan Index	35,575	0.38%	13,038	11/17/14	Bank of America, NA	131,616
Receive	SPDR S&P 500 ETF Trust	2,275	0.42%	442	6/15/15	Bank of America, NA	3,191
Receive	SPDR S&P 500 ETF Trust	131,577	0.42%	25,564	6/15/15	Bank of America, NA	184,583
Receive	MSCI Daily TR Gross EAFE	4,408	0.20%	23,528	5/06/15	Citibank, NA	117,246
Receive	Russell 2000 Total Return Index	1,787	1.00%	9,397	8/25/14	Goldman Sachs International	592,333
Receive	Standard and Poor’s Midcap 400 Index	4,878	0.35%	9,329	8/25/14	Goldman Sachs International	452,127
Receive	Standard and Poor’s Midcap 400 Index	680	0.35%	1,341	9/10/14	Goldman Sachs International	22,605
Receive	Standard and Poor’s Midcap 400 Index	2,960	0.37%	5,809	3/16/15	Goldman Sachs International	127,966
Receive	Russell 2000 Total Return Index	332	1.00%	1,809	9/10/14	UBS AG	46,879

							$1,766,696

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $177,754,481 or 16.0% of net assets.
(b)	Variable rate coupon, rate shown as of June 30, 2014.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(f)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,542,070 and gross unrealized depreciation of investments was $(12,979,084), resulting in net unrealized appreciation of $21,562,986.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $7,721,531.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

AC	-	All Country
ARMs	-	Adjustable Rate Mortgages
BTAN	-	Bon à Taux Annuel Normalisé
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GSE	-	Government-Sponsored Enterprise
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio Summary

June 30, 2014 (unaudited)

COUNTRY BREAKDOWN *

47.7%	United States
9.8%	Japan
9.1%	United Kingdom
4.2%	Canada
4.1%	Italy
4.0%	Germany
3.8%	France
3.1%	New Zealand
1.9%	Austria
1.8%	Australia
1.7%	Spain
1.2%	Denmark
1.1%	Belgium
6.5%	Other

100.0%	Total Investments

*	All data are as of June 30, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Chile, China, Finland, Ireland, Mexico, Netherlands, Poland, Qatar, Singapore, South Africa, South Korea, Sweden, Switzerland and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Governments - Treasuries	$	– 0	–	$518,887,537		– 0	–	$518,887,537
Investment Companies		239,183,825		– 0	–	– 0	–	239,183,825
Corporates - Investment Grades		– 0	–	52,297,371		– 0	–	52,297,371
Governments - Sovereign Agencies		– 0	–	46,940,952		– 0	–	46,940,952
Inflation-Linked Securities		– 0	–	44,008,531		– 0	–	44,008,531
Agencies		– 0	–	18,749,560		– 0	–	18,749,560
Commercial Mortgage-Backed Securities		– 0	–	12,383,760		5,491,332		17,875,092
Collateralized Mortgage Obligations		– 0	–	– 0	–	9,612,890		9,612,890
Quasi-Sovereigns		– 0	–	11,047,261		– 0	–	11,047,261
Covered Bonds		– 0	–	6,214,658		– 0	–	6,214,658
Local Governments - Provincial Bonds		– 0	–	6,201,236		– 0	–	6,201,236
Short-Term Investments:
Investment Companies		124,661,885		– 0	–	– 0	–	124,661,885
U.S. Treasury Bills		– 0	–	4,999,931		– 0	–	4,999,931

Total Investments in Securities		363,845,710		721,730,797		15,104,222		1,100,680,729
Other Financial Instruments* :
Assets:
Futures		138,512		566,289		– 0	–	704,801
Forward Currency Exchange Contracts		– 0	–	751,924		– 0	–	751,924
Centrally Cleared Interest Rate Swaps		– 0	–	752,920		– 0	–	752,920
Total Return Swaps		– 0	–	1,766,696		– 0	–	1,766,696
Liabilities:
Futures		(675,215)		(561,906)		– 0	–	(1,237,121)
Forward Currency Exchange Contracts		– 0	–	(4,205,727)		– 0	–	(4,205,727)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,728)		– 0	–	(3,728)

Total ^		$363,309,007		$720,797,265		$15,104,222		$1,099,210,494

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage- Backed Securities			Collateralized Mortgage Obligations		Total
Balance as of 9/30/13	$	– 0	–	$6,084,587		$6,084,587
Accrued discounts/(premiums)		(3,460)		(1,042)		(4,502)
Realized gain (loss)		(2,771)		(3,324)		(6,095)
Change in unrealized appreciation/depreciation		(26,970)		202,481		175,511
Purchases		5,544,730		3,735,000		9,279,730
Sales		(20,197)		(404,812)		(425,009)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 6/30/14		$5,491,332		$9,612,890		$15,104,222

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14		$(26,970)		$202,481		$175,511

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14		Valuation Technique	Unobservable Input	Range/Weighted Average
Commercial Mortgage-Backed Securities	$ $	2,893,537 2,597,795	Third Party Vendor Qualitative Assessment	Evaluated Quotes Transaction Price	$ $	112.61/N/A 100.00/$100.00
Collateralized Mortgage Obligations		$9,612,890	Third Party Vendor	Evaluated Quotes		$92.63 – $100.36/$96.87

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 72.2%
Financials - 14.9%
Banks - 5.1%
Aozora Bank Ltd.	313,000	$1,029,080
Associated Banc-Corp	30,800	556,864
Axis Bank Ltd.	8,470	270,136
Banco Bradesco SA (Preference Shares)	43,200	626,639
Banco do Brasil SA	190,800	2,145,906
Bangkok Bank PCL (NVDR)	95,200	566,185
Bank Hapoalim BM	331,910	1,917,106
Bank Mandiri Persero Tbk PT	623,000	510,259
Bank of America Corp.	1,865,700	28,675,809
Bank of Montreal	17,640	1,299,050
China Construction Bank Corp. - Class H	2,481,000	1,876,259
China Merchants Bank Co., Ltd. - Class H	277,000	546,799
Citigroup, Inc.	384,000	18,086,400
Comerica, Inc.	16,060	805,570
Credicorp Ltd.	5,690	884,624
Danske Bank A/S	178,150	5,036,032
DGB Financial Group, Inc.	37,600	563,076
First Niagara Financial Group, Inc.	53,890	470,999
First Republic Bank/CA	11,600	637,884
Grupo Financiero Banorte SAB de CV - Class O	156,754	1,121,026
Grupo Financiero Santander Mexico SAB de CV (ADR) - Class B	35,640	473,299
Hang Seng Bank Ltd.	176,600	2,890,620
HDFC Bank Ltd. (ADR)	23,900	1,118,998
Huntington Bancshares, Inc./OH	81,430	776,842
Iberiabank Corp.	7,860	543,833
ICICI Bank Ltd.	10,630	250,300
ICICI Bank Ltd. (Sponsored ADR)	6,120	305,388
Industrial & Commercial Bank of China Ltd. - Class H	3,070,000	1,941,268
Itausa - Investimentos Itau SA (Preference Shares)	32,800	129,003
JPMorgan Chase & Co.	222,600	12,826,212
Kasikornbank PCL (NVDR)	148,500	933,357
KB Financial Group, Inc.	21,930	762,109
KBC Groep NV (a)	59,390	3,230,882
Komercni Banka AS	4,852	1,115,877
Lloyds Banking Group PLC (a)	4,284,298	5,445,651
Mitsubishi UFJ Financial Group, Inc.	762,500	4,680,770
PacWest Bancorp	10,905	470,769
Popular, Inc. (a)	23,040	787,507
Resona Holdings, Inc.	537,900	3,134,523
Sberbank of Russia (Sponsored ADR)	135,658	1,379,642
Seven Bank Ltd.	323,900	1,324,478
Shinhan Financial Group Co., Ltd.	8,910	411,074
Signature Bank/New York NY (a)	5,317	670,899
Societe Generale SA	110,065	5,772,102
State Bank of India	8,000	357,021
Sumitomo Mitsui Financial Group, Inc.	47,600	1,997,148
Susquehanna Bancshares, Inc.	39,730	419,549
SVB Financial Group (a)	6,150	717,213
Toronto-Dominion Bank (The)	38,150	1,963,900
UniCredit SpA	870,970	7,282,504
US Bancorp/MN	408,600	17,700,552
Webster Financial Corp.	15,140	477,516
Wells Fargo & Co.	892,400	46,904,544

Company	Shares	U.S. $ Value
Westpac Banking Corp.	19,170	$613,174
Zions Bancorporation	25,820	760,915

		198,195,142

Capital Markets - 0.9%
Affiliated Managers Group, Inc. (a)	46,599	9,571,435
China Cinda Asset Management Co., Ltd. - Class H (a)	128,800	63,974
Daiwa Securities Group, Inc.	472,000	4,089,536
Deutsche Bank AG (REG)	109,350	3,843,103
E*Trade Financial Corp. (a)	27,470	584,012
Goldman Sachs Group, Inc. (The)	49,200	8,238,048
Lazard Ltd. - Class A	15,984	824,135
Stifel Financial Corp. (a)	11,520	545,472
UBS AG (REG) (a)	352,103	6,455,632

		34,215,347

Consumer Finance - 1.7%
American Express Co.	381,300	36,173,931
Capital One Financial Corp.	286,100	23,631,860
Muthoot Finance Ltd.	161,907	509,740
Shriram Transport Finance Co., Ltd.	47,020	704,486
SLM Corp.	859,700	7,144,107

		68,164,124

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. - Class B (a)	74,100	9,378,096
Cerved Information Solutions SpA (a)	298,501	2,019,163
IG Group Holdings PLC	173,601	1,744,035
Intercontinental Exchange, Inc.	70,100	13,241,890
ORIX Corp.	391,800	6,496,354

		32,879,538

Insurance - 4.9%
Admiral Group PLC	353,600	9,369,223
AIA Group Ltd.	1,467,400	7,382,581
American Financial Group, Inc./OH	14,390	857,068
American International Group, Inc.	550,600	30,051,748
Aon PLC	209,600	18,882,864
Aspen Insurance Holdings Ltd.	19,730	896,137
Assurant, Inc.	233,710	15,319,691
BB Seguridade Participacoes SA	155,300	2,280,123
Chubb Corp. (The)	122,100	11,253,957
CNO Financial Group, Inc.	37,730	671,594
Everest Re Group Ltd.	71,200	11,426,888
Genworth Financial, Inc. - Class A (a)	583,250	10,148,550
Gjensidige Forsikring ASA	89,080	1,597,496
Insurance Australia Group Ltd.	149,600	823,989
Lancashire Holdings Ltd.	220,376	2,466,571
Lincoln National Corp.	504,500	25,951,480
Muenchener Rueckversicherungs AG	23,050	5,104,383
PartnerRe Ltd.	225,730	24,651,973
Prudential PLC	283,260	6,489,898
Suncorp Group Ltd.	108,111	1,380,563
Topdanmark A/S(a)	68,420	2,082,122
Tryg A/S	20,170	2,037,919

Company	Shares	U.S. $ Value
Unum Group	19,670	$683,729
Validus Holdings Ltd.	20,350	778,184

		192,588,731

Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	202,900	18,256,942
BioMed Realty Trust, Inc.	22,110	482,661
Camden Property Trust	7,190	511,569
DDR Corp.	40,280	710,136
DiamondRock Hospitality Co.	55,090	706,254
LTC Properties, Inc.	17,891	698,465
Medical Properties Trust, Inc.	53,010	701,852
Mid-America Apartment Communities, Inc.	8,040	587,322
Parkway Properties, Inc./MD	29,728	613,883
STAG Industrial, Inc.	17,890	429,539

		23,698,623

Real Estate Management & Development - 0.8%
Aeon Mall Co., Ltd.	67,400	1,777,128
Ayala Land, Inc.	605,400	423,257
BR Malls Participacoes SA	37,000	314,822
China Overseas Land & Investment Ltd.	262,000	635,494
CIFI Holdings Group Co., Ltd.	1,208,000	222,874
Country Garden Holdings Co., Ltd.	5,508,000	2,173,802
Daito Trust Construction Co., Ltd.	59,300	6,973,030
Global Logistic Properties Ltd.	4,150,000	8,994,041
Greentown China Holdings Ltd.	172,000	171,592
Hang Lung Group Ltd.	107,000	579,239
Hang Lung Properties Ltd.	1,239,000	3,820,868
Huaku Development Co., Ltd.	55,000	131,672
KWG Property Holding Ltd.	1,061,500	609,437
Lend Lease Group	318,840	3,941,648
LPN Development PCL	207,400	129,725
Mitsubishi Estate Co., Ltd.	50,000	1,235,275
Pruksa Real Estate PCL	350,600	315,978
Shimao Property Holdings Ltd.	147,500	271,744
Supalai PCL	203,700	137,453

		32,859,079

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	3,760	75,538
Housing Development Finance Corp.	308,870	5,070,928

		5,146,466

		587,747,050

Information Technology - 11.9%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc.	912,350	8,393,620
BYD Electronic International Co., Ltd.	750,500	644,073
F5 Networks, Inc. (a)	72,600	8,090,544
Harris Corp.	9,620	728,715
Palo Alto Networks, Inc. (a)	6,370	534,125

		18,391,077

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	153,600	14,797,824
Anixter International, Inc.	5,430	543,380

Company	Shares	U.S. $ Value
Arrow Electronics, Inc. (a)	14,800	$894,068
Avnet, Inc.	19,090	845,878
CDW Corp./DE	24,960	795,725
Innolux Corp. (a)	349,000	163,649
Insight Enterprises, Inc. (a)	19,600	602,504
Jabil Circuit, Inc.	37,990	793,991
Ju Teng International Holdings Ltd.	388,000	278,501
LG Display Co., Ltd. (a)	14,070	442,933
LG Display Co., Ltd. (ADR) (a)	14,120	222,672
TTM Technologies, Inc. (a)	48,660	399,012
Unimicron Technology Corp.	141,000	136,516
Vishay Intertechnology, Inc.	55,600	861,244
Yageo Corp.	715,000	509,558
Zebra Technologies Corp. - Class A (a)	6,300	518,616

		22,806,071

Internet Software & Services - 2.0%
Baidu, Inc. (Sponsored ADR) (a)	8,250	1,541,182
CoStar Group, Inc. (a)	5,632	890,813
Cvent, Inc. (a)	13,396	389,690
eBay, Inc. (a)	356,000	17,821,360
Facebook, Inc. - Class A (a)	151,600	10,201,164
Google, Inc. - Class A (a)	33,600	19,644,912
Google, Inc. - Class C (a)	37,500	21,573,000
Pandora Media, Inc. (a)	20,640	608,880
Telecity Group PLC	346,121	4,464,150
Yelp, Inc. (a)	7,076	542,588
Zillow, Inc. - Class A (a)	4,000	571,720

		78,249,459

IT Services - 2.9%
Amadeus IT Holding SA - Class A	82,230	3,389,790
Amdocs Ltd.	426,139	19,743,019
Booz Allen Hamilton Holding Corp.	236,240	5,017,738
Cognizant Technology Solutions Corp. - Class A (a)	260,800	12,755,728
Convergys Corp.	18,990	407,146
DH Corp.	17,080	497,010
Fidelity National Information Services, Inc.	290,500	15,901,970
Fujitsu Ltd.	383,000	2,869,758
Genpact Ltd. (a)	33,160	581,295
HCL Technologies Ltd.	85,175	2,129,489
Obic Co., Ltd.	73,600	2,427,330
QIWI PLC (Sponsored ADR)	1,550	62,511
Tata Consultancy Services Ltd.	57,010	2,289,251
Visa, Inc. - Class A	138,200	29,120,122
Xerox Corp.	1,273,100	15,837,364

		113,029,521

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Semiconductor Engineering, Inc.	1,554,000	2,013,678
Advanced Semiconductor Engineering, Inc. (ADR)	81,310	528,515
Cavium, Inc. (a)	10,640	528,382
Entegris, Inc. (a)	42,550	584,850
Intersil Corp. - Class A	55,210	825,390

Company	Shares	U.S. $ Value
King Yuan Electronics Co., Ltd.	587,000	$551,864
Kinsus Interconnect Technology Corp.	124,000	557,302
Lam Research Corp.	13,170	890,029
Linear Technology Corp.	502,500	23,652,675
Novatek Microelectronics Corp.	461,000	2,267,307
Samsung Electronics Co., Ltd.	840	1,096,997
Samsung Electronics Co., Ltd. (GDR) (b)	9,939	5,190,674
Samsung Electronics Co., Ltd. (GDR) (London) (b)	3,860	2,491,817
SK Hynix, Inc. (a)	45,990	2,208,341
Sumco Corp.	206,500	1,892,754
Taiwan Semiconductor Manufacturing Co., Ltd.	674,000	2,852,060
Teradyne, Inc.	68,830	1,349,068
Tokyo Electron Ltd.	30,600	2,085,522

		51,567,225

Software - 2.2%
ANSYS, Inc. (a)	147,900	11,213,778
Aspen Technology, Inc. (a)	13,602	631,133
Concur Technologies, Inc. (a)	5,830	544,172
Constellation Software, Inc./Canada	2,440	621,885
Dassault Systemes	4,460	573,471
Electronic Arts, Inc. (a)	662,720	23,771,766
Guidewire Software, Inc. (a)	11,897	483,732
Informatica Corp. (a)	18,150	647,048
Microsoft Corp.	619,700	25,841,490
NetSuite, Inc. (a)	55,390	4,812,283
Open Text Corp.	12,800	614,179
Oracle Corp.	90,800	3,680,124
Oracle Corp. Japan	28,800	1,259,790
SAP AG	18,277	1,408,329
ServiceNow, Inc. (a)	120,499	7,466,118
SolarWinds, Inc. (a)	16,050	620,493
Tableau Software, Inc. - Class A (a)	8,307	592,538
Ultimate Software Group, Inc. (The) (a)	4,716	651,610

		85,433,939

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc. (c)	604,900	56,213,357
Asustek Computer, Inc.	250,000	2,793,983
Casetek Holdings Ltd.	67,000	393,785
Catcher Technology Co., Ltd.	504,000	4,703,487
Hewlett-Packard Co.	1,027,700	34,612,936
Inventec Corp.	707,000	677,469
Lite-On Technology Corp.	217,075	362,542
NCR Corp. (a)	16,490	578,634

		100,336,193

		469,813,485

Consumer Discretionary - 10.9%
Auto Components - 0.4%
Cie Generale des Etablissements Michelin - Class B	36,898	4,405,703
Dana Holding Corp.	35,670	871,061
Hyundai Mobis	2,791	783,832

Company	Shares	U.S. $ Value
Lear Corp.	9,950	$888,734
Plastic Omnium SA	51,050	1,601,231
Tenneco, Inc. (a)	13,430	882,351
TRW Automotive Holdings Corp. (a)	9,450	845,964
Valeo SA	49,380	6,625,541

		16,904,417

Automobiles - 1.4%
Ford Motor Co.	1,654,800	28,528,752
Great Wall Motor Co., Ltd. - Class H	487,500	1,812,840
Honda Motor Co., Ltd.	148,200	5,171,401
Hyundai Motor Co.	5,970	1,353,523
Hyundai Motor Co. (Preference Shares)	3,059	458,091
Kia Motors Corp.	16,790	939,323
Nissan Motor Co., Ltd.	282,900	2,678,908
Tata Motors Ltd.	227,270	1,115,757
Tata Motors Ltd. (Sponsored ADR)	25,520	996,811
Thor Industries, Inc.	9,380	533,441
Toyota Motor Corp.	157,100	9,405,988
Volkswagen AG (Preference Shares)	14,836	3,885,795

		56,880,630

Distributors - 0.1%
Inchcape PLC	106,380	1,154,008
LKQ Corp. (a)	33,121	884,000

		2,038,008

Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	12,428	533,658
Estacio Participacoes SA	556,000	7,360,489
Grand Canyon Education, Inc. (a)	18,340	843,090
Kroton Educacional SA	200,400	5,619,726

		14,356,963

Hotels, Restaurants & Leisure - 1.3%
Ajisen China Holdings Ltd.	319,000	247,701
Bloomin’ Brands, Inc. (a)	25,560	573,311
Buffalo Wild Wings, Inc. (a)	4,480	742,381
DineEquity, Inc.	6,340	503,967
Galaxy Entertainment Group Ltd.	101,000	804,636
McDonald’s Corp.	71,100	7,162,614
Melco Crown Entertainment Ltd. (ADR)	124,192	4,434,896
Melco International Development Ltd.	191,000	578,652
Merlin Entertainments PLC (a)(b)	262,926	1,611,798
MGM China Holdings Ltd.	96,400	334,948
Norwegian Cruise Line Holdings Ltd. (a)	12,919	409,532
Sodexo	71,030	7,642,771
Starbucks Corp.	204,300	15,808,734
Tatts Group Ltd.	324,000	998,929
Whitbread PLC	47,029	3,547,892
William Hill PLC	352,500	1,979,128
Yum! Brands, Inc.	37,540	3,048,248

		50,430,138

Company	Shares	U.S. $ Value
Household Durables - 0.1%
Even Construtora e Incorporadora SA	126,100	$373,820
Helen of Troy Ltd. (a)	9,400	569,922
Meritage Homes Corp. (a)	17,950	757,669
PulteGroup, Inc.	32,460	654,394
Rossi Residencial SA (a)	112,600	88,164
Skyworth Digital Holdings Ltd.	616,000	294,093
Steinhoff International Holdings Ltd.	68,410	381,380
Tempur Sealy International, Inc. (a)	7,038	420,169

		3,539,611

Internet & Catalog Retail - 0.6%
HomeAway, Inc. (a)	15,916	554,195
JD.com, Inc. (ADR) (a)	14,447	411,884
Just Eat PLC (a)	398,606	1,739,544
Priceline Group, Inc. (The) (a)	15,800	19,007,400
zulily, Inc. - Class A (a)	12,830	525,389

		22,238,412

Leisure Products - 0.4%
Hasbro, Inc.	89,500	4,747,975
Polaris Industries, Inc.	92,324	12,024,278

		16,772,253

Media - 3.0%
AMC Networks, Inc. - Class A (a)	7,410	455,641
British Sky Broadcasting Group PLC	62,930	973,593
CBS Corp. - Class B	58,900	3,660,046
Cineplex, Inc.	24,670	958,316
Comcast Corp. - Class A	459,500	24,665,960
Gannett Co., Inc.	433,310	13,566,936
Liberty Global PLC - Series C (a)	107,200	4,535,632
Naspers Ltd. - Class N	1,095	128,928
Reed Elsevier PLC	161,720	2,598,824
SKY Perfect JSAT Holdings, Inc.	156,800	919,451
Thomson Reuters Corp.	68,760	2,503,469
Time Warner, Inc.	280,000	19,670,000
Twenty-First Century Fox, Inc. - Class A	301,400	10,594,210
Viacom, Inc. - Class B	119,300	10,346,889
Walt Disney Co. (The)	226,000	19,377,240
Wolters Kluwer NV	83,850	2,483,758

		117,438,893

Multiline Retail - 0.1%
Canadian Tire Corp., Ltd. - Class A	12,760	1,224,161
Next PLC	28,750	3,182,714

		4,406,875

Specialty Retail - 2.3%
AutoZone, Inc. (a)	13,300	7,131,992
Brown Shoe Co., Inc.	13,850	396,248
Cabela’s, Inc. (a)	12,170	759,408
Children’s Place, Inc. (The)	13,720	680,924
Chow Tai Fook Jewellery Group Ltd.	363,543	556,633
Dick’s Sporting Goods, Inc.	10,870	506,107
Fielmann AG	3,090	445,507
Five Below, Inc. (a)	20,556	820,390

Company	Shares	U.S. $ Value
GameStop Corp. - Class A	404,510	$16,370,520
Home Depot, Inc. (The)	310,000	25,097,600
Lumber Liquidators Holdings, Inc. (a)	440	33,418
Mr. Price Group Ltd.	10,270	174,614
Office Depot, Inc. (a)	1,827,840	10,400,410
Shimamura Co., Ltd.	18,700	1,840,708
Sports Direct International PLC (a)	404,687	4,890,223
TJX Cos., Inc. (The)	344,300	18,299,545
Tractor Supply Co.	10,870	656,548
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,360	581,368
Yamada Denki Co., Ltd.	636,000	2,267,177
Zhongsheng Group Holdings Ltd.	404,000	521,333

		92,430,673

Textiles, Apparel & Luxury Goods - 0.8%
Cie Financiere Richemont SA	73,600	7,712,487
Cie Financiere Richemont SA (Johannesburg)	154,530	1,625,415
Hugo Boss AG	17,953	2,680,731
Li & Fung Ltd.	3,490,000	5,178,391
NIKE, Inc. - Class B	155,100	12,028,005
Samsonite International SA	701,800	2,313,413
Shenzhou International Group Holdings Ltd.	81,000	277,382
Under Armour, Inc. - Class A (a)	11,450	681,160
Yue Yuen Industrial Holdings Ltd.	143,000	484,001

		32,980,985

		430,417,858

Health Care - 9.0%
Biotechnology - 2.2%
Actelion Ltd. (REG) (a)	43,720	5,533,625
Arrowhead Research Corp. (a)	11,550	165,281
Biogen Idec, Inc. (a)(c)	73,600	23,206,816
Celgene Corp. (a)	42,642	3,662,095
CSL Ltd.	18,180	1,141,212
Cubist Pharmaceuticals, Inc. (a)	9,730	679,349
Gilead Sciences, Inc. (a)	359,700	29,822,727
Grifols SA (ADR)	4,841	213,246
Intercept Pharmaceuticals, Inc. (a)	200	47,326
Isis Pharmaceuticals, Inc. (a)	3,133	107,932
NPS Pharmaceuticals, Inc. (a)	13,330	440,557
Pharmacyclics, Inc. (a)	3,480	312,191
Puma Biotechnology, Inc. (a)	625	41,250
Quintiles Transnational Holdings, Inc. (a)	240,818	12,833,191
Synageva BioPharma Corp. (a)	2,459	257,703
TESARO, Inc. (a)	7,358	228,907
Theravance, Inc. (a)	9,150	272,487
Vertex Pharmaceuticals, Inc. (a)	56,577	5,356,710

		84,322,605

Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (a)	9,330	522,853
Becton Dickinson and Co.	167,800	19,850,740
HeartWare International, Inc. (a)	5,571	493,033

Company	Shares	U.S. $ Value
Insulet Corp. (a)	9,910	$393,130
Intuitive Surgical, Inc. (a)	36,300	14,948,340
Medtronic, Inc.	338,500	21,582,760
Sirona Dental Systems, Inc. (a)	7,930	653,908

		58,444,764

Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc. (a)	17,129	779,370
Aetna, Inc.	269,400	21,842,952
Alfresa Holdings Corp.	12,200	786,567
Envision Healthcare Holdings, Inc. (a)	14,863	533,730
Health Net, Inc./CA (a)	65,940	2,739,148
LifePoint Hospitals, Inc. (a)	11,620	721,602
Mednax, Inc. (a)	9,850	572,778
Molina Healthcare, Inc. (a)	15,280	681,946
Premier, Inc. - Class A (a)	14,180	411,220
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	261,800	544,516
Sonic Healthcare Ltd.	154,420	2,526,028
Suzuken Co., Ltd./Aichi Japan	35,400	1,318,683

		33,458,540

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	29,257	8,999,180
ICON PLC (a)	9,255	436,003

		9,435,183

Pharmaceuticals - 4.2%
Actavis PLC (a)	69,700	15,546,585
Akorn, Inc. (a)	26,076	867,027
Allergan, Inc./United States	148,100	25,061,482
Astellas Pharma, Inc.	309,100	4,064,839
AstraZeneca PLC	9,400	699,338
GlaxoSmithKline PLC	290,962	7,746,915
Glenmark Pharmaceuticals Ltd.	32,071	304,012
GW Pharmaceuticals PLC (ADR) (a)	1,224	131,323
Jazz Pharmaceuticals PLC (a)	4,380	643,904
Johnson & Johnson (c)	320,900	33,572,558
Lupin Ltd.	17,618	307,591
Merck & Co., Inc.	176,300	10,198,955
Novartis AG	103,670	9,388,184
Novo Nordisk A/S - Class B	40,695	1,878,195
Pfizer, Inc.	1,470,200	43,635,536
Richter Gedeon Nyrt	34,620	664,022
Roche Holding AG	32,130	9,573,352
Sun Pharmaceutical Industries Ltd.	191,690	2,192,225

		166,476,043

		352,137,135

Industrials - 7.4%
Aerospace & Defense - 2.3%
Airbus Group NV	119,218	7,993,329
BAE Systems PLC	165,760	1,227,740
Boeing Co. (The)	164,100	20,878,443

Company	Shares	U.S. $ Value
Hexcel Corp. (a)	22,906	$936,855
Lockheed Martin Corp.	69,800	11,218,954
Precision Castparts Corp.	43,600	11,004,640
QinetiQ Group PLC	192,970	682,627
Raytheon Co.	211,200	19,483,200
Safran SA	63,890	4,182,540
Spirit Aerosystems Holdings, Inc. - Class A (a)	13,680	461,016
TransDigm Group, Inc.	3,997	668,538
United Technologies Corp.	96,000	11,083,200
Zodiac Aerospace	15,630	529,191

		90,350,273

Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	13,840	611,174

Airlines - 0.2%
Copa Holdings SA - Class A	43,300	6,173,281
Qantas Airways Ltd. (a)	1,587,003	1,887,834
Turk Hava Yollari (a)	126,042	386,487

		8,447,602

Commercial Services & Supplies - 0.3%
Babcock International Group PLC	355,775	7,071,704
Edenred	142,507	4,321,374

		11,393,078

Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	17,820	573,804
Granite Construction, Inc.	11,480	413,050
IRB Infrastructure Developers Ltd.	95,140	363,670
Larsen & Toubro Ltd.	15,050	426,511
Tutor Perini Corp. (a)	20,060	636,704
URS Corp.	11,460	525,441

		2,939,180

Electrical Equipment - 0.2%
Amara Raja Batteries Ltd.	50,553	394,702
AMETEK, Inc.	13,902	726,796
General Cable Corp.	22,860	586,588
Sumitomo Electric Industries Ltd.	320,200	4,507,603

		6,215,689

Industrial Conglomerates - 0.8%
Alliance Global Group, Inc.	1,330,400	886,434
Bidvest Group Ltd.	19,770	525,417
Carlisle Cos., Inc.	9,710	841,080
Danaher Corp.	332,100	26,146,233
Hutchison Whampoa Ltd.	195,000	2,664,414
SM Investments Corp.	22,068	412,518

		31,476,096

Machinery - 1.2%
Actuant Corp. - Class A	14,900	515,093
Chart Industries, Inc. (a)	6,790	561,805
Dover Corp.	211,400	19,226,830
IDEX Corp.	12,529	1,011,591

Company	Shares	U.S. $ Value
ITT Corp.	69,086	$3,323,037
JTEKT Corp.	179,100	3,021,931
Kennametal, Inc.	12,800	592,384
Lincoln Electric Holdings, Inc.	12,499	873,430
Middleby Corp. (The) (a)	10,630	879,314
Parker Hannifin Corp.	134,000	16,847,820
Terex Corp.	15,890	653,079
Valmont Industries, Inc.	5,453	828,583

		48,334,897

Marine - 0.2%
AP Moeller - Maersk A/S - Class B	2,057	5,114,285
Kirby Corp. (a)	8,161	955,980
Nippon Yusen KK	1,076,000	3,103,806

		9,174,071

Professional Services - 0.9%
51job, Inc. (ADR) (a)	6,603	435,534
Applus Services SA (a)	143,665	2,970,480
Bureau Veritas SA	289,374	8,036,915
Capita PLC	522,360	10,233,698
Intertek Group PLC	178,180	8,377,577
Robert Half International, Inc.	20,010	955,277
SGS SA	666	1,593,687
Teleperformance	9,850	603,429
WageWorks, Inc. (a)	7,508	361,961

		33,568,558

Road & Rail - 1.1%
Central Japan Railway Co.	25,200	3,597,253
Con-way, Inc.	14,310	721,367
East Japan Railway Co.	8,600	677,612
Genesee & Wyoming, Inc. - Class A (a)	8,334	875,070
Globaltrans Investment PLC (Sponsored GDR) (b)	30,501	349,236
Localiza Rent a Car SA	38,525	635,370
Nippon Express Co., Ltd.	214,000	1,037,955
Ryder System, Inc.	8,850	779,597
Union Pacific Corp.	329,000	32,817,750

		41,491,210

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	132,800	2,764,153
MSC Industrial Direct Co., Inc. - Class A	5,720	547,061
United Rentals, Inc. (a)	7,789	815,742
WESCO International, Inc. (a)	6,320	545,922

		4,672,878

Transportation Infrastructure - 0.0%
Jiangsu Expressway Co., Ltd. - Class H	482,000	573,516

		289,248,222

Consumer Staples - 6.9%
Beverages - 1.1%
Anheuser-Busch InBev NV	16,410	1,885,513
Asahi Group Holdings Ltd.	42,900	1,347,185

Company	Shares	U.S. $ Value
Britvic PLC	142,870	$1,778,655
Carlsberg A/S - Class B	21,970	2,366,251
Diageo PLC	198,020	6,306,753
Monster Beverage Corp. (a)	266,400	18,922,392
PepsiCo, Inc.	94,200	8,415,828
SABMiller PLC (Johannesburg)	10,270	595,510
SABMiller PLC (London)	36,240	2,100,288

		43,718,375

Food & Staples Retailing - 2.2%
7-Eleven Malaysia Holdings Bhd (a)	369,470	192,157
Alimentation Couche Tard, Inc. - Class B	63,900	1,750,431
Axfood AB	6,970	378,567
Bizim Toptan Satis Magazalari AS	10,622	94,548
Costco Wholesale Corp. (c)	144,500	16,640,620
CVS Caremark Corp.	348,200	26,243,834
Jean Coutu Group PJC, Inc. (The) - Class A	32,090	681,467
Jeronimo Martins SGPS SA	200,939	3,303,744
Koninklijke Ahold NV	214,695	4,025,764
Kroger Co. (The)	455,200	22,500,536
Lenta Ltd. (GDR) (a)(b)	63,790	822,891
Lenta Ltd. (GDR) (a)(b)	86,909	1,068,981
Magnit OJSC (Sponsored GDR) (b)	17,151	1,011,909
Olam International Ltd.	1,670,183	3,456,443
Sprouts Farmers Market, Inc. (a)	21,183	693,108
Sugi Holdings Co., Ltd.	13,900	634,252
Tsuruha Holdings, Inc.	17,800	982,264
Wal-Mart de Mexico SAB de CV	247,270	662,894

		85,144,410

Food Products - 1.4%
Dean Foods Co.	49,190	865,252
Gruma SAB de CV - Class B (a)	28,350	339,300
Hershey Co. (The)	194,500	18,938,465
JBS SA	80,200	275,863
Keurig Green Mountain, Inc.	6,076	757,130
Mead Johnson Nutrition Co. - Class A	299,800	27,932,366
MHP SA (GDR) (b)	29,700	445,500
Mondelez International, Inc. - Class A	169,300	6,367,373
Unilever PLC	18,851	854,506

		56,775,755

Household Products - 0.2%
Henkel AG & Co. KGaA	47,098	4,736,442
Kimberly-Clark de Mexico SAB de CV - Class A	66,190	185,762
LG Household & Health Care Ltd.	7,489	3,371,206
LG Household & Health Care Ltd. (Preference Shares)	170	37,720
Reckitt Benckiser Group PLC	21,730	1,894,751

		10,225,881

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The) - Class A	128,000	9,505,280
Kao Corp.	33,500	1,319,356

		10,824,636

Company	Shares	U.S. $ Value
Tobacco - 1.7%
Altria Group, Inc.	270,600	$11,348,964
British American Tobacco PLC	210,639	12,533,494
Gudang Garam Tbk PT	74,000	334,039
Imperial Tobacco Group PLC	90,180	4,057,020
Japan Tobacco, Inc.	298,300	10,876,647
Lorillard, Inc.	184,800	11,267,256
Philip Morris International, Inc.	184,900	15,588,919

		66,006,339

		272,695,396

Energy - 5.0%
Energy Equipment & Services - 1.2%
Aker Solutions ASA	132,390	2,297,772
FMC Technologies, Inc. (a)	6,843	417,902
Halliburton Co.	297,200	21,104,172
Oceaneering International, Inc.	9,920	775,049
Pason Systems, Inc.	22,000	618,528
Schlumberger Ltd. (c)	184,900	21,808,955
Superior Energy Services, Inc.	17,400	628,836

		47,651,214

Oil, Gas & Consumable Fuels - 3.8%
BG Group PLC	241,036	5,086,187
Bill Barrett Corp. (a)	29,400	787,332
China Petroleum & Chemical Corp. - Class H	1,526,400	1,453,177
Cimarex Energy Co.	2,760	395,950
Concho Resources, Inc. (a)	3,160	456,620
ENI SpA	100,030	2,735,788
EOG Resources, Inc.	128,500	15,016,510
Gazprom OAO (Sponsored ADR)	219,740	1,915,034
Hess Corp.	468,400	46,320,076
JX Holdings, Inc.	1,426,100	7,631,380
KazMunaiGas Exploration Production JSC (GDR) (b)	18,690	298,479
LUKOIL OAO (London) (Sponsored ADR)	35,210	2,106,262
NovaTek OAO (Sponsored GDR) (b)	8,650	1,074,483
Oasis Petroleum, Inc. (a)	11,130	622,056
Occidental Petroleum Corp.	338,200	34,709,466
Petroleo Brasileiro SA (Sponsored ADR)	68,175	1,066,257
PTT PCL	33,400	327,259
Rosetta Resources, Inc. (a)	15,760	864,436
Royal Dutch Shell PLC - Class B	16,410	713,180
SM Energy Co.	1,679	141,204
Statoil ASA	118,120	3,630,873
Stone Energy Corp. (a)	16,330	764,081
Valero Energy Corp.	371,000	18,587,100

		146,703,190

		194,354,404

Materials - 3.5%
Chemicals - 2.6%
A Schulman, Inc.	10,990	425,313
Arkema SA	31,850	3,094,748
Chr Hansen Holding A/S	29,000	1,221,275

Company	Shares	U.S. $ Value
Denki Kagaku Kogyo KK	416,000	$1,598,348
Dow Chemical Co. (The)	322,200	16,580,412
EMS-Chemie Holding AG (REG)	3,030	1,209,108
Essentra PLC	521,856	6,814,139
Givaudan SA (a)	1,500	2,498,890
Huntsman Corp.	28,270	794,387
Hyosung Corp.	7,120	475,840
IMCD Group NV (a)	19,288	599,531
JSR Corp.	208,200	3,574,382
Koninklijke DSM NV	62,121	4,520,690
LyondellBasell Industries NV - Class A	189,400	18,494,910
Monsanto Co.	154,400	19,259,856
Nippon Shokubai Co., Ltd.	158,000	2,123,747
PolyOne Corp.	22,466	946,717
Potash Corp. of Saskatchewan, Inc.	33,450	1,269,762
Sherwin-Williams Co. (The)	86,900	17,980,479
UPL Ltd.	17,780	101,195

		103,583,729

Construction Materials - 0.0%
China National Building Material Co., Ltd. - Class H	548,000	483,224
Grasim Industries Ltd.	565	32,142
Grasim Industries Ltd. (GDR) (b)	6,029	344,843
West China Cement Ltd.	1,078,000	100,033

		960,242

Containers & Packaging - 0.5%
Avery Dennison Corp.	12,690	650,362
Ball Corp.	290,400	18,202,272
Graphic Packaging Holding Co. (a)	53,970	631,449

		19,484,083

Metals & Mining - 0.3%
Commercial Metals Co.	22,380	387,398
Dowa Holdings Co., Ltd.	204,000	1,924,006
KGHM Polska Miedz SA	2,910	119,305
Korea Zinc Co., Ltd.	470	184,292
MMC Norilsk Nickel OJSC (ADR)	123,440	2,445,347
Rio Tinto PLC	76,980	4,156,476
Steel Dynamics, Inc.	41,180	739,181
Ternium SA (Sponsored ADR)	12,800	357,504
Vale SA (Sponsored ADR) (Local Preference Shares)	31,190	371,161
Vale SA (Sponsored ADR) - Class B	7,470	98,828

		10,783,498

Paper & Forest Products - 0.1%
Mondi PLC	144,100	2,616,120
Nine Dragons Paper Holdings Ltd.	445,000	303,601
Sappi Ltd. (a)	330,655	1,194,052

		4,113,773

		138,925,325

Company	Shares	U.S. $ Value
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	685,043	$1,282,118
Deutsche Telekom AG	92,180	1,616,746
Nippon Telegraph & Telephone Corp.	69,900	4,356,715
Orange SA	375,180	5,936,215
Singapore Telecommunications Ltd.	395,000	1,220,199
Swisscom AG	5,040	2,927,617
TDC A/S	91,700	948,581
Telekomunikasi Indonesia Persero Tbk PT	1,965,000	408,725
Telenor ASA	155,430	3,538,900
Telstra Corp., Ltd.	623,940	3,065,269
TELUS Corp.	26,730	996,253
Verizon Communications, Inc.	413,300	20,222,769
Vivendi SA (a)	115,337	2,822,475
Ziggo NV	41,250	1,907,668

		51,250,250

Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	340,000	3,302,331
SK Telecom Co., Ltd.	2,380	556,336
StarHub Ltd.	162,000	542,213
Tower Bersama Infrastructure Tbk PT	462,500	314,055
Turkcell Iletisim Hizmetleri AS (a)	139,460	872,892
Vodafone Group PLC	2,197,382	7,344,262

		12,932,089

		64,182,339

Utilities - 1.0%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	130,900	7,300,293
EDP - Energias de Portugal SA	514,170	2,579,904
Light SA	37,800	368,847
PNM Resources, Inc.	28,210	827,399
Power Assets Holdings Ltd.	206,000	1,807,097
Westar Energy, Inc.	21,090	805,427

		13,688,967

Gas Utilities - 0.1%
Atmos Energy Corp.	12,950	691,530
Southwest Gas Corp.	12,370	653,012
UGI Corp.	15,840	799,920

		2,144,462

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	251,821	2,794,979
China Resources Power Holdings Co., Ltd.	150,000	426,524
NTPC Ltd.	215,110	557,595

		3,779,098

Multi-Utilities - 0.4%
DTE Energy Co.	213,500	16,625,245

Company	Shares	U.S. $ Value
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	41,400	$441,263
Cia de Saneamento de Minas Gerais-COPASA	29,000	531,567

		972,830

		37,210,602

Funds and Investment Trusts - 0.1%
Funds and Investment Trusts - 0.1%
B&M European Value Retail SA (a)	564,790	2,658,099

Total Common Stocks (cost $2,251,367,412)		2,839,389,915

INVESTMENT COMPANIES - 3.6%
Funds and Investment Trusts - 3.6%
iShares MSCI EAFE ETF	969,107	66,257,845
SPDR S&P 500 ETF Trust	387,780	75,896,302

Total Investment Companies (cost $145,009,275)		142,154,147

WARRANTS - 0.2%
Financials - 0.2%
Banks - 0.1%
Abu Dhabi Commercial Bank PJSC, Deutsche Bank AG, expiring 2/11/19 (a)	137,540	264,392
Bank Muscat SAOG, Citigroup Global Markets, expiring 2/04/16 (a)	66,000	116,575
Bank of Baroda, JPMorgan Chase Bank, expiring 9/29/14 (a)(b)	39,470	576,586
Commercial Bank of Qatar QSC (The), Deutsche Bank AG, expiring 5/26/17 (a)	28,908	491,500
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/21/15 (a)	119,411	520,210
Punjab National Bank, Merrill Lynch Intl & Co., expiring 8/08/18 (a)	24,770	409,430
Union Bank of India, Merrill Lynch Intl & Co., expiring 8/20/18 (a)	107,971	432,819

		2,811,512

Consumer Finance - 0.0%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	296,382	934,878
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	57,026	857,646

		1,792,524

Real Estate Management & Development - 0.1%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	799,111	1,829,859

		6,433,895

Company	Shares	U.S. $ Value
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(b)	34,230	$1,642,972

Materials - 0.0%
Chemicals - 0.0%
UPL Ltd., Merrill Lynch Intl & Co., expiring 2/07/17 (a)	82,800	470,503

Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (a)	197,430	333,192

Airlines - 0.0%
Air Arabia PJSC, Deutsche Bank AG, expiring 7/31/17 (a)	351,990	118,841

		452,033

Total Warrants (cost $6,162,376)		8,999,403

SHORT-TERM INVESTMENTS - 23.2%
Investment Companies - 22.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (d)(e) (cost $888,597,722)	888,597,722	888,597,722

	Principal Amount (000)
U.S. Treasury Bills - 0.6%
U.S. Treasury Bill Zero Coupon, 9/25/14 (cost $24,998,447)	$25,000	24,998,447

Total Short-Term Investments (cost $913,596,168)		913,596,168

Total Investments - 99.2% (cost $3,316,135,232) (f)		3,904,139,634
Other assets less liabilities - 0.8%		31,208,014

Net Assets - 100.0%		$3,935,347,648

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	6,860	September 2014	$306,720,573	$303,594,687	$(3,125,886)
FTSE 100 Index Futures	129	September 2014	14,800,722	14,815,913	15,191

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
SPI 200 Futures	87	September 2014	10,980,815	$10,980,602	$(213)
TOPIX Index Futures	1,441	September 2014	175,837,703	179,582,696	3,744,993
Sold Contracts
Hang Seng Index Futures	86	July 2014	12,619,721	12,818,332	(198,611)
U.S. Long Bond (CBT) Futures	109	September 2014	14,810,960	14,953,438	(142,478)
U.S. T-Note 5 Yr (CBT) Futures	315	September 2014	37,525,999	37,630,195	(104,196)
U.S. T-Note 10 Yr (CBT) Futures	981	September 2014	122,140,962	122,793,609	(652,647)
U.S. Ultra Bond (CBT) Futures	26	September 2014	3,831,713	3,898,375	(66,662)

					$(530,509)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	3,006	USD	3,408	8/14/14	$16,981
Barclays Bank PLC	HKD	16,252	USD	2,097	8/14/14	609
Barclays Bank PLC	JPY	7,695,949	USD	75,760	8/14/14	(232,046)
Barclays Bank PLC	USD	6,454	GBP	3,843	8/14/14	120,512
Barclays Bank PLC	USD	3,594	JPY	366,062	8/14/14	20,118
BNP Paribas SA	USD	17,848	AUD	19,429	8/14/14	416,966
BNP Paribas SA	USD	37,273	GBP	22,072	8/14/14	488,509
BNP Paribas SA	USD	6,904	NZD	8,083	8/14/14	144,937
BNP Paribas SA	USD	9,355	NZD	10,716	8/14/14	(9,740)
BNP Paribas SA	USD	29,654	SEK	195,119	8/14/14	(465,962)
Credit Suisse International	CHF	33,794	USD	38,179	8/14/14	57,458
Credit Suisse International	NOK	61,825	USD	10,034	8/14/14	(29,374)
Credit Suisse International	RUB	76,073	USD	2,111	8/14/14	(107,749)
Credit Suisse International	USD	15,417	GBP	9,194	8/14/14	312,631
Credit Suisse International	USD	13,019	NOK	78,313	8/14/14	(272,078)
Credit Suisse International	USD	2,164	RUB	76,073	8/14/14	54,948
Goldman Sachs Bank USA	BRL	18,902	USD	8,582	7/02/14	27,189
Goldman Sachs Bank USA	BRL	7,685	USD	3,403	7/02/14	(74,708)
Goldman Sachs Bank USA	USD	8,545	BRL	18,902	7/02/14	9,669
Goldman Sachs Bank USA	USD	3,489	BRL	7,685	7/02/14	(11,054)
Goldman Sachs Bank USA	BRL	18,902	USD	8,467	8/04/14	(7,782)
Goldman Sachs Bank USA	JPY	7,388,811	USD	72,757	8/14/14	(201,744)
HSBC Bank USA	HKD	14,852	USD	1,916	8/14/14	478
HSBC Bank USA	USD	8,544	AUD	9,188	8/14/14	92,847
Morgan Stanley & Co., Inc.	USD	34,080	CHF	30,466	8/14/14	287,515
Royal Bank of Canada	CAD	6,328	USD	5,793	8/14/14	(131,519)
Royal Bank of Scotland PLC	BRL	11,217	USD	4,960	7/02/14	(116,513)
Royal Bank of Scotland PLC	USD	5,093	BRL	11,217	7/02/14	(16,135)
Royal Bank of Scotland PLC	CHF	942	USD	1,051	8/14/14	(11,344)
Royal Bank of Scotland PLC	JPY	3,212,846	USD	31,383	8/14/14	(341,715)
Royal Bank of Scotland PLC	USD	4,968	JPY	508,025	8/14/14	48,214
Standard Chartered Bank	HKD	181,015	USD	23,356	8/14/14	10,583
State Street Bank & Trust Co.	GBP	32,342	USD	54,485	8/14/14	(846,667)
State Street Bank & Trust Co.	USD	7,273	CHF	6,379	8/14/14	(76,989)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	3,960	EUR	2,895	8/14/14	$4,725
State Street Bank & Trust Co.	USD	72,131	EUR	52,274	8/14/14	(540,368)
State Street Bank & Trust Co.	USD	10,173	NOK	60,349	8/14/14	(350,344)
UBS AG	CAD	8,573	USD	7,887	8/14/14	(138,903)
UBS AG	USD	14,113	EUR	10,381	8/14/14	103,519
UBS AG	USD	11,176	EUR	8,089	8/14/14	(98,022)

						$(1,862,348)

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	200,630	0.40%	$69,931	11/17/14	Bank of America, NA	$4,132,588
Receive	SPDR S&P 500 ETF Trust	1,191,734	0.42%	222,437	6/15/15	Bank of America, NA	10,686,738
Receive	Russell 2000 Total Return Index	15,803	1.00%	83,100	8/25/14	Goldman Sachs International	5,238,186
Receive	Standard and Poor’s Midcap 400 Index	40,989	1.00%	78,389	8/25/14	Goldman Sachs International	3,828,856
Receive	Standard and Poor’s Midcap 400 Index	8,752	0.35%	17,260	9/10/14	Goldman Sachs International	290,935
Receive	Russell 2000 Total Return Index	3,524	1.00%	19,206	9/10/14	UBS AG	497,594

							$24,674,897

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $17,787,815 or 0.5% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $55,789,608.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $622,005,966 and gross unrealized depreciation of investments was $(34,001,564), resulting in net unrealized appreciation of $588,004,402.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AC	-	All Country
ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

COUNTRY BREAKDOWN *

June 30, 2014 (unaudited)

75.5%	United States
5.2%	United Kingdom
4.2%	Japan
2.5%	France
1.6%	Switzerland
1.2%	Hong Kong
0.8%	India
0.8%	Germany
0.8%	South Korea
0.8%	Brazil
0.7%	China
0.7%	Denmark
0.6%	Taiwan
0.6%	Australia
4.0%	Other

100.0%	Total Investments

*	All data are as of June 30, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Argentina, Belgium, Canada, Cyprus, Czech Republic, Hungary, Indonesia, Ireland, Israel, Italy, Kazakhstan, Malaysia, Mexico, Netherlands, Norway, Oman, Panama, Peru, Philippines, Poland, Portugal, Puerto Rico, Qatar, Russia, Singapore, South Africa, Spain, Sri Lanka, Sweden, Thailand, Turkey, Ukraine and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$437,096,537		$150,650,513		$	– 0	–	$587,747,050
Information Technology	414,687,315		55,126,170			– 0	–	469,813,485
Consumer Discretionary	331,934,097		98,483,761			– 0	–	430,417,858
Health Care	295,013,167		57,123,968			– 0	–	352,137,135
Industrials	202,048,310		87,199,912			– 0	–	289,248,222
Consumer Staples	202,771,784		69,923,612			– 0	–	272,695,396
Energy	169,641,287		24,713,117			– 0	–	194,354,404
Materials	100,234,869		38,690,456			– 0	–	138,925,325
Telecommunication Services	21,533,077		42,649,262			– 0	–	64,182,339
Utilities	29,044,504		8,166,099			– 0	–	37,210,603
Funds and Investment Trusts	2,658,099		– 0	–		– 0	–	2,658,099
Investment Companies	142,154,147		– 0	–		– 0	–	142,154,147
Warrants	– 0	–	8,999,403			– 0	–	8,999,403
Short-Term Investments:
Investment Companies	888,597,721		– 0	–		– 0	–	888,597,721
U.S. Treasury Bills	– 0	–	24,998,447			– 0	–	24,998,447

Total Investments in Securities	3,237,414,914		666,724,720			– 0	–	3,904,139,634
Other Financial Instruments* :
Assets:
Futures	– 0	–	3,760,184			– 0	–	3,760,184
Forward Currency Exchange Contracts	– 0	–	2,218,408			– 0	–	2,218,408
Total Return Swaps	– 0	–	24,674,897			– 0	–	24,674,897
Liabilities:
Futures	(965,983)		(3,324,710)			– 0	–	(4,290,693)
Forward Currency Exchange Contracts	– 0	–	(4,080,756)			– 0	–	(4,080,756)

Total^	$3,236,448,931		$689,972,743			$–0	–	$3,926,421,674

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades			Total
Balance as of 9/30/13		$15,109,056			$567,260			$15,676,316
Accrued discounts/(premiums)		– 0	–		510			510
Realized gain (loss)		34,145			(3,555)			30,590
Change in unrealized appreciation/depreciation		889,842			184			890,026
Purchases		490,275			– 0	–		490,275
Sales		(9,371,480)			(564,399)			(9,935,879)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(7,151,838)						(7,151,838)

Balance as of 6/30/14	$	– 0	–	$	– 0	–	$	– 0	– +

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$	– 0	–	$	– 0	–	$	– 0	–

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 65.9%
Long-Term Municipal Bonds - 65.4%
Alabama - 0.5%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/19	$3,255	$3,810,075
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/24	3,650	4,200,968

		8,011,043

Arizona - 3.6%
Maricopa Cnty AZ CCD GO
4.00%, 7/01/16	8,440	9,051,731
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
Series 2010C
5.00%, 7/01/24	5,305	5,998,045
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/23-7/01/24	6,585	7,612,971
AGM
5.00%, 7/01/18-7/01/19	10,035	11,628,920
Pima Cnty Regional Trnsp Auth
5.00%, 6/01/22 (a)	1,685	2,029,903
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	23,120	27,628,862

		63,950,432

California - 1.1%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17	7,675	8,641,206
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	7,255	8,574,757
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,161,264
Series 2010C
5.00%, 5/01/19	730	858,604
NATL Series 2006-32F
5.25%, 5/01/18	680	790,486

		20,026,317

Colorado - 1.7%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	342,366
Series 2011A
5.25%, 11/15/18	13,135	15,281,784
5.50%, 11/15/19	4,375	5,182,231

	Principal Amount (000)	U.S. $ Value
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/20	$2,875	$2,996,814
Plaza Met District #1 Co.
5.00%, 12/01/19	1,000	1,095,000
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/20	2,000	2,255,700
5.125%, 1/15/23	2,000	2,175,360

		29,329,255

Connecticut - 0.4%
Connecticut GO
Series 2014C
5.00%, 6/15/22	5,620	6,743,775

District of Columbia - 0.6%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	11,310,065

Florida - 7.1%
Broward Cnty FL Half-cent Sales Tax
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	9,551,965
Broward Cnty FL Sch Brd COP
Series 2011 A
5.00%, 7/01/20	7,250	8,558,190
Citizens Ppty Ins Corp. FL
5.25%, 6/01/17	2,855	3,216,300
Series 2010A-1
5.00%, 6/01/16	5,375	5,836,605
Series 2012A
5.00%, 6/01/22	7,660	8,978,669
Series 2012A-1
5.00%, 6/01/21	10,490	12,326,694
NATL Series 2007A
5.00%, 3/01/15	80	82,498
Florida Brd of Ed GO (Florida GO)
Series 2013A
5.00%, 6/01/16	22,515	24,534,595
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/16	300	327,639
Series 2010D
5.00%, 7/01/16	2,170	2,369,922
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	5,430	5,915,442
Jacksonville FL Sales Tax
5.00%, 10/01/21	2,500	2,997,800
Jacksonville FL Spl Rev Appropriation
Series 2010A-1
5.00%, 10/01/18-10/01/19	15,170	17,681,380

	Principal Amount (000)	U.S. $ Value
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	$2,470	$2,865,472
AGM Series 2010A
5.50%, 10/01/18-10/01/19	7,425	8,686,936
Martin Cnty FL IDA (Indiantown Cogen LP Proj)
4.20%, 12/15/25	2,640	2,646,838
Orange Cnty FL Sales Tax
4.00%, 10/01/15	4,910	5,144,305
5.00%, 10/01/16	2,650	2,918,313

		124,639,563

Georgia - 0.7%
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	10,434,407
Richmond Cnty GA Brd of ED GO
5.00%, 10/01/15	1,615	1,710,883

		12,145,290

Hawaii - 1.0%
Honolulu HI City & Cnty GO
Series 2011A
5.00%, 8/01/24	5,800	6,710,716
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	11,790,015

		18,500,731

Illinois - 5.3%
Chicago IL GO
Series 2009C
5.00%, 1/01/23	1,785	1,913,092
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2010D
5.25%, 1/01/19	2,285	2,636,707
Series 2011A
5.00%, 1/01/18-1/01/19	6,670	7,633,079
Series 2011B
5.00%, 1/01/18-1/01/21	6,700	7,748,774
NATL Series 2005B
5.25%, 1/01/18	2,450	2,797,606
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
AGC
5.00%, 6/01/21	4,685	5,073,340
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/20	1,730	1,792,193
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 6/15/15-6/15/16	26,705	28,702,876
Series 2012B
5.00%, 6/15/19	6,105	6,373,376
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	945	674,853

	Principal Amount (000)	U.S. $ Value
Illinois GO
5.00%, 7/01/21	$1,345	$1,515,398
Series 2010
5.00%, 1/01/18	160	178,243
AMBAC
5.00%, 11/01/15	6,905	7,322,338
NATL Series 2001
5.375%, 4/01/16	3,540	3,827,696
Illinois Sales Tax
4.00%, 6/15/16	3,300	3,529,845
5.00%, 6/15/18	9,655	11,046,092

		92,765,508

Louisiana - 1.0%
Louisiana Gas & Fuels Tax
NATL Series 2005A
5.00%, 5/01/35 (Pre-refunded/ETM)	6,760	7,031,144
Orleans Parish LA Par SD GO
AGM
5.00%, 9/01/17-9/01/19	9,705	10,851,294

		17,882,438

Maryland - 0.4%
Anne Arundel Cnty MD GO
5.00%, 4/01/16	4,315	4,670,729
Washington Subn San Dist MD GO
5.00%, 6/01/17	1,705	1,921,160

		6,591,889

Massachusetts - 4.0%
Massachusetts Bay Trnsp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
Series 2004B
5.25%, 7/01/21	5,030	6,150,885
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	5,012,429
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	9,183,836
Massachusetts GO
Series 2011A
5.00%, 4/01/25	8,750	10,265,588
Series 2013B
5.00%, 8/01/17	32,490	36,810,845
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
Series 2004A
5.25%, 2/01/16	2,695	2,906,153

		70,329,736

Michigan - 1.6%
Detroit MI Wtr Supply Sys
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	9,374,633

	Principal Amount (000)	U.S. $ Value
Michigan Finance Auth (Michigan Unemployment)
Series 2012B
5.00%, 7/01/22	$17,180	$18,708,677

		28,083,310

Minnesota - 0.4%
Minneapolis MN GO
2.00%, 12/01/14	3,095	3,119,048
Minneapolis MN Spl SD #1 COP
Series 2013D
5.00%, 2/01/16	2,910	3,123,681

		6,242,729

Mississippi - 1.2%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
Series 2010C
5.00%, 8/01/22-8/01/23	11,105	12,568,599
Series 2010D
5.00%, 8/01/23	7,530	8,494,668

		21,063,267

Missouri - 0.4%
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
NATL
5.50%, 7/01/16	5,980	6,560,060

Nebraska - 0.4%
Omaha NE Pub Pwr Dist Elec
Series 2011C
5.00%, 2/01/24	6,420	7,434,232

Nevada - 1.0%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,165,193
Clark Cnty NV SD GO
NATL Series 2005A
5.00%, 6/15/18	210	220,662
NATL Series 2005B
5.00%, 6/15/20	6,875	7,218,613
NATL Series 2006C
5.00%, 6/15/21	4,285	4,726,612
Nevada Unemployment
4.00%, 6/01/15	4,645	4,806,460

		18,137,540

New Jersey - 2.2%
New Jersey EDA
5.00%, 3/01/17	460	507,168
5.00%, 3/01/17 (Pre-refunded/ETM)	1,0500	1,175,045
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1
5.00%, 12/15/17	4,685	5,269,641
Series 2011EE
5.00%, 9/01/18	4,940	5,619,843

	Principal Amount (000)	U.S. $ Value
5.25%, 9/01/19	$2,630	$3,054,088
AMBAC Series 2005K
5.50%, 12/15/19	1,880	2,213,888
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 6/15/18	7,500	8,499,975
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,332,929

		39,672,577

New Mexico - 0.3%
New Mexico Severance Tax
Series 2013A
5.00%, 7/01/15	4,535	4,754,403

New York - 9.2%
Metropolitan Trnsp Auth NY
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	20,571,225
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	16,264,253
New York NY GO
Series 2010B
5.00%, 8/01/17	6,250	7,048,500
Series 2013B
5.00%, 8/01/19	3,860	4,518,130
Series 2013H
5.00%, 8/01/25	2,510	2,930,174
Series 2014J
5.00%, 8/01/22-8/01/28 (a)	11,090	12,880,588
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/22	8,495	10,252,615
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	23,691,262
Series 2014C
5.00%, 11/01/28	10,665	12,458,533
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 12/15/21 (Pre-refunded/ETM)	5	6,076
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	19,329,102
Series 2014C
5.00%, 3/15/27-3/15/29 (a)	26,340	30,732,897
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2007B
5.00%, 4/01/15	1,240	1,285,111

		161,968,466

Ohio - 0.4%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,317,370

	Principal Amount (000)	U.S. $ Value
Ohio Major New Infra Proj (Ohio Fed Hwy Grant)
Series 20121
4.00%, 12/15/15-12/15/16	$3,930	$4,228,555

		7,545,925

Oregon - 0.4%
Oregon Dept of Admin Svc (Oregon Lottery)
Series 2011A
5.25%, 4/01/26	5,930	7,041,341

Pennsylvania - 5.1%
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
5.00%, 12/01/24-12/01/25	7,470	8,647,068
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/21	2,655	2,984,565
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 2/01/16-8/01/18	6,320	6,997,523
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
5.00%, 7/01/22-7/01/23	8,415	9,014,950
Series 2012A
5.00%, 7/01/16	18,710	20,441,610
Pennsylvania GO
Series 20092
5.00%, 4/15/16	5,190	5,626,427
Series 2010A
5.00%, 7/15/15	5,990	6,290,518
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/16-6/15/17	7,000	7,850,790
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
5.00%, 4/01/26	1,110	1,233,166
Pennsylvania Turnpike Comm
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	15,490,167
Philadelphia PA GO
5.25%, 8/01/17	2,285	2,571,173
Philadelphia PA Wtr & Wstwtr
AGM Series 2010A
5.00%, 6/15/19	2,500	2,921,125

		90,069,082

Puerto Rico - 1.1%
Puerto Rico Elec Pwr Auth
Series 2008W
5.50%, 7/01/17	3,240	1,437,426
Series 2010AAA
5.25%, 7/01/21	8,775	3,892,063
Series 2010ZZ
5.00%, 7/01/17	4,350	1,929,878
5.25%, 7/01/19	4,000	1,774,360

	Principal Amount (000)	U.S. $ Value
Puerto Rico GO
NATL
6.00%, 7/01/14	$6,210	$6,210,000
Puerto Rico Hwy & Trnsp Auth
NATL Series 2003AA
5.50%, 7/01/17 (Pre-refunded/ETM)	825	945,318
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
NATL Series 2003AA
5.50%, 7/01/17	555	590,032
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2012U
5.00%, 7/01/20	2,760	2,229,362

		19,008,439

Texas - 5.2%
Austin TX Wtr & Wstwtr Sys
5.00%, 11/15/25-11/15/26	11,990	14,026,025
Fort Bend TX ISD GO
Series 2010
5.00%, 8/15/21	5,205	6,192,076
Hurst-Euless-Bedford TX ISD GO
5.00%, 8/15/20-8/15/24	10,525	12,425,715
San Antonio TX Elec & Gas
Series 2012B
2.00%, 12/01/27	1,765	1,805,683
San Antonio TX GO
Series 2010
5.00%, 2/01/23	650	743,561
Texas A & M Univ
Series 2005B
5.00%, 5/15/15	2,985	3,111,415
Series 2013B
4.00%, 5/15/15	12,105	12,512,817
5.00%, 5/15/16	11,065	12,038,831
Texas PFA (Texas Workforce Commission)
4.00%, 1/01/18	16,210	17,388,305
Univ of Texas
Series 2010A
5.00%, 8/15/22	9,755	11,489,537

		91,733,965

Virginia - 1.0%
Arlington Cnty VA GO
Series 2013A
4.00%, 8/01/15	4,600	4,791,682
Virginia College Bldg Auth
Series 20122
5.00%, 9/01/16	2,835	3,108,861
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/22	3,020	3,628,198
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure)
Series 2012A
5.00%, 11/01/15-11/01/16	6,565	7,051,446

		18,580,187

	Principal Amount (000)	U.S. $ Value
Washington - 4.4%
Chelan Cnty WA PUD #1
Series 2011A
5.25%, 7/01/22	$7,835	$9,187,791
Series 2011B
5.50%, 7/01/23	5,540	6,538,142
Clark Cnty WA PUD #1
5.00%, 1/01/21	11,835	13,574,153
Energy Northwest WA (Bonneville Power Admin)
Series 2006A
5.00%, 7/01/16	1,860	2,033,315
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	17,347,001
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.00%, 6/01/15	2,220	2,306,958
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	11,352,151
Seattle WA Drainage & Wstwtr
5.00%, 5/01/21 (a)	1,825	2,184,324
Snohomish Cnty WA PUD #1
5.00%, 12/01/26	6,065	6,960,679
Series 2010A
5.00%, 12/01/19	5,415	6,402,588

		77,887,102

Wisconsin - 3.7%
Milwaukee WI GO
Series 2013N
5.00%, 5/15/15	16,815	17,519,549
Wisconsin GO
Series 20141
5.00%, 5/01/16	43,560	47,297,012

		64,816,561

Total Long-Term Municipal Bonds (cost $1,119,315,947)		1,152,825,228

Short-Term Municipal Notes - 0.5%
Alabama - 0.1%
Mobile AL IDB (Exxon Mobil Corp.)
0.03%, 7/15/32 (b)	1,200	1,200,000

Kentucky - 0.1%
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.03%, 8/15/38 (b)	1,200	1,200,000

Mississippi - 0.2%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2007E
0.04%, 12/01/30 (b)	2,700	2,700,000
Series 2009E

	Principal Amount (000)	U.S. $ Value
0.04%, 12/01/30 (b)	$2,200	$2,200,000

		4,900,000

South Dakota - 0.0%
South Dakota Hlth & Edl Facs Auth (Regional Health)
Series 2008
0.04%, 9/01/27 (b)	795	795,000

Wyoming - 0.1%
Lincoln Cnty WY PCR (Exxon Mobil Corp.)
0.02%, 8/01/15 (b)	1,300	1,300,000

Total Short-Term Municipal Notes (cost $9,395,000)		9,395,000

Total Municipal Obligations (cost $1,128,710,947)		1,162,220,228

	Shares
INVESTMENT COMPANIES - 20.6%
Funds and Investment Trusts - 20.6%
iShares MSCI EAFE ETF	120,898	8,265,796
SPDR S&P 500 ETF Trust	1,816,797	355,583,509

Total Investment Companies (cost $350,123,063)		363,849,305

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 2.7%
Financial Institutions - 2.1%
Banking - 2.1%
Bank of America Corp.
1.50%, 10/09/15	$6,000	6,055,248
Capital One Financial Corp.
2.125%, 7/15/14	2,790	2,791,903
Citigroup, Inc.
2.65%, 3/02/15	5,500	5,578,260
Goldman Sachs Group, Inc. (The)
5.50%, 11/15/14	2,627	2,676,151
JPMorgan Chase & Co.
1.35%, 2/15/17	6,035	6,056,436
1.875%, 3/20/15	6,360	6,425,126
Morgan Stanley
5.375%, 10/15/15	5,500	5,823,719
Series G
5.45%, 1/09/17	1,425	1,569,773

		36,976,616

Industrial - 0.6%
Communications - Telecommunications - 0.3%
AT&T, Inc.
5.10%, 9/15/14	5,377	5,423,812

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	$2,310	$2,425,777

Technology - 0.2%
Cisco Systems, Inc.
1.10%, 3/03/17	2,500	2,507,768

		10,357,357

Total Corporates - Investment Grades (cost $47,000,768)		47,333,973

	Shares
SHORT-TERM INVESTMENTS - 10.7%
Investment Companies - 9.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (c) (cost $173,307,890)	173,307,890	173,307,890

	Principal Amount (000)
U.S. Treasury Bills - 0.9%
U.S. Treasury Bill
Zero Coupon, 9/25/14 (cost $15,499,037)	$15,500	15,499,037

Total Short-Term Investments (cost $188,806,927)		188,806,927

Total Investments - 99.9% (cost $1,714,641,705) (d)		1,762,210,433
Other assets less liabilities - 0.1% (e)		1,476,757

Net Assets - 100.0%		$1,763,687,190

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	1,712	September 2014	$76,545,506	$75,765,904	$(779,602)
FTSE 100 Index Futures	119	September 2014	13,653,379	13,667,393	14,014
Russell 2000 Mini Futures	67	September 2014	7,836,550	7,975,010	138,460
SPI 200 Futures	43	September 2014	5,427,299	5,427,194	(105)
TOPIX Index Futures	331	September 2014	40,390,201	41,250,432	860,231

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Hang Seng Index Futures	49	July 2014	7,190,306	7,303,468	(113,162)
U.S. Long Bond (CBT) Futures	235	September 2014	32,000,130	32,239,063	(238,933)
U.S. T-Note 5 Yr (CBT) Futures	293	September 2014	$35,045,125	$35,002,055	$43,070
U.S. T-Note 10 Yr (CBT) Futures	873	September 2014	109,116,923	109,275,047	(158,124)
U.S. Ultra Bond (CBT) Futures	28	September 2014	4,125,632	4,198,250	(72,618)

					$(306,769)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,105	EUR	1,516	8/14/14	$(28,613)
Barclays Bank PLC	EUR	1,849	USD	2,531	8/14/14	(826)
Barclays Bank PLC	JPY	475,472	USD	4,653	8/14/14	(41,451)
BNP Paribas SA	AUD	2,269	USD	2,118	8/14/14	(15,196)
BNP Paribas SA	USD	7,246	AUD	7,881	8/14/14	163,083
Credit Suisse International	USD	13,434	GBP	8,005	8/14/14	260,633
Royal Bank of Scotland PLC	JPY	393,062	USD	3,833	8/14/14	(48,323)
Royal Bank of Scotland PLC	USD	1,761	JPY	179,972	8/14/14	16,546
State Street Bank & Trust Co.	USD	6,202	CHF	5,440	8/14/14	(65,656)
State Street Bank & Trust Co.	USD	16,660	EUR	12,018	8/14/14	(201,277)

						$38,920

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	otional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$58,670	11/04/18	3 Month LIBOR	1.453%	$(5,887)
Citigroup Global Markets, Inc./(CME Group)	21,510	11/05/23	3 Month LIBOR	2.76%	497,612
Citigroup Global Markets, Inc./(CME Group)	7,520	11/04/43	3 Month LIBOR	3.58%	449,042

					$940,767

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	46,619	0.46%	$16,252	10/15/14	Bank of America, NA	$953,132
Receive	MSCI AC Far East Ex Japan Index	59,732	0.40%	20,820	11/17/14	Bank of America, NA	1,230,363
Receive	SPDR S&P 500 ETF Trust	203,438	0.42%	37,972	6/15/15	Bank of America, NA	1,824,307
Receive	MSCI Daily TR Net EAFE Index	10,654	0.20%	55,703	5/06/15	Citibank, NA	1,431,231
Receive	Russell 2000 Total Return Index	2,890	1.00%	15,197	8/25/14	Goldman Sachs International	957,942
Receive	Standard and Poor’s Midcap 400 Index	7,739	0.35%	14,800	8/25/14	Goldman Sachs International	717,304
Receive	Standard and Poor’s Midcap 400 Index	1,065	0.35%	2,100	9/10/14	Goldman Sachs International	35,403
Receive	Standard and Poor’s Midcap 400 Index	5,286	0.37%	10,430	3/16/15	Goldman Sachs International	170,670
Receive	Russell 2000 Total Return Index	495	1.00%	2,698	9/10/14	UBS AG	69,895

							$7,390,247

(a)	When-Issued or delayed delivery security.
(b)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,671,490 and gross unrealized depreciation of investments was $(15,102,762), resulting in net unrealized appreciation of $47,568,728.
(e)	An amount of U.S. 11,785,739 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2014.

As of June 30, 2014, the Fund held 5.8% of net assets in insured bonds (of this amount 0.9% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviation:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AC	-	All Country
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
CCD	-	Community College District
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EAFE	-	Europe, Australia, and Far East
EDA	-	Economic Development Agency
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
ISD	-	Independent School District
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PUD	-	Public Utility District
SD	-	School District
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
SRF	-	State Revolving Fund
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Local Governments - Municipal Bonds	$	– 0	–	$1,151,049,299		$1,775,929		$1,152,825,228
Short-Term Municipal Notes		– 0	–	9,395,000		– 0	–	9,395,000
Investment Companies		363,849,305		– 0	–	– 0	–	363,849,305
Corporates - Investment Grades		– 0	–	47,333,973		– 0	–	47,333,973
Short-Term Investments:
Investment Companies		173,307,890		– 0	–	– 0	–	173,307,890
U.S Treasury Bills		– 0	–	15,499,037		– 0	–	15,499,037

Total Investments in Securities		537,157,195		1,223,277,309		1,775,929		1,762,210,433
Other Financial Instruments* :
Assets:
Futures		181,530		874,245		– 0	–	1,055,775
Forward Currency Exchange Contracts				440,262				440,262
Centrally Cleared Interest Rate Swaps				946,654				946,654
Total Return Swaps		– 0	–	7,390,247		– 0	–	7,390,247
Liabilities:
Futures		(469,675)		(892,869)		– 0	–	(1,362,544)
Forward Currency Exchange Contracts				(401,342)				(401,342)
Centrally Cleared Interest Rate Swaps				(5,887)				(5,887)

Total^		$536,869,050		$1,231,628,619		$1,775,929		$1,770,273,598

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$5,733,123		$5,733,123
Accrued discounts/(premiums)	(8,754)		(8,754)
Realized gain (loss)	1,922		1,922
Change in unrealized appreciation/depreciation	(240,825)		(240,825)
Purchases	– 0	–	– 0	–
Sales	(720,000)		(720,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(2,989,537)		(2,989,537)

Balance as of 6/30/14	$1,775,929		$1,775,929	+

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$(240,184)		$(240,184)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 60.1%
Long-Term Municipal Bonds - 58.6%
California - 50.2%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17	$12,020	$13,533,198
Series 2010M
5.00%, 5/01/15	1,815	1,888,108
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/17-7/01/20	14,660	17,226,322
California GO
5.00%, 2/01/15-2/01/21	11,860	13,626,994
Series 2011A
5.00%, 10/01/20	1,500	1,794,015
Series 2013B
5.00%, 9/01/15	1,705	1,800,685
NATL
5.00%, 11/01/23	3,200	3,638,144
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	3,000	3,636,390
California Pub Wks Brd
Series 2010C-1
5.00%, 3/01/21 (Pre-refunded/ETM)	1,500	1,798,305
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	3,215	3,933,231
California Pub Wks Brd (California Pub Wks Brd Lease)
5.00%, 6/01/19	3,975	4,645,662
Series 2014A
5.00%, 9/01/30	4,375	5,008,412
California State Univ
Series 2011A
5.25%, 11/01/26	2,035	2,379,302
California Statewide CDA (Odd Fellows Home)
Series 2012A
5.00%, 4/01/21	1,000	1,173,210
California Statewide CDA (The Terraces at San Joaquin Gardens)
4.00%, 10/01/18	1,525	1,525,000
Chino Basin CA Reg Fin Auth (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,674,833
East Bay MUD CA Wtr Sys
Series 2012B
5.00%, 6/01/16	2,985	3,252,754
Livermore-Amador Vy Wtr CA
5.00%, 8/01/14	2,910	2,921,756

	Principal Amount (000)	U.S. $ Value
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/22	$1,460	$1,662,064
Long Beach CA Harbor
Series 2010B
5.00%, 5/15/22	2,000	2,334,140
NATL Series 1998A
6.00%, 5/15/18	3,305	3,919,135
Los Angeles CA CCD GO
3.00%, 8/01/15	2,990	3,082,062
Series 2013F
5.00%, 8/01/15	2,135	2,246,703
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/25	1,500	1,721,925
Series 2010D
5.25%, 5/15/28	4,145	4,777,941
Los Angeles CA Dept W&P Pwr
4.00%, 7/01/16	6,570	7,063,933
Series 2012C
4.00%, 1/01/16	7,585	7,953,783
Los Angeles CA Dept W&P Wtr
Series 2013B
5.00%, 7/01/18-7/01/19	2,000	2,354,350
Los Angeles CA Harbor Dept
Series 2011A
5.00%, 8/01/19	1,500	1,758,945
Los Angeles CA USD COP
Series 2010B
5.00%, 12/01/16	635	703,072
AMBAC Series 2007A
5.00%, 10/01/16	105	115,557
Los Angeles CA USD GO
Series 2010K
5.00%, 7/01/18	6,360	7,353,750
Series 2010KRY
5.25%, 7/01/25	160	190,333
Series 2014C
5.00%, 7/01/27 (a)	6,815	8,081,500
Los Angeles CA Wstwtr Sys
NATL Series 2005A
4.75%, 6/01/35 (Pre-refunded/ETM)	1,655	1,724,758
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
5.00%, 7/01/20	5,500	6,638,170
Series 2013A
5.00%, 7/01/16	6,805	7,443,377
Series 2013C
5.00%, 7/01/19	1,240	1,467,106
Los Angeles Cnty CA Santn Dist
Series 2013A
5.00%, 10/01/16	4,000	4,421,160
Palm Springs CA USD GO
Series 2013C
3.00%, 8/01/15	1,500	1,546,185
Port of Oakland CA
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,297,690

	Principal Amount (000)	U.S. $ Value
Sacramento CA USD GO
5.00%, 7/01/25	$2,380	$2,695,969
Sacramento Cnty Santn Dist Fin Auth
Series 2014A
5.00%, 12/01/29 (a)	2,000	2,335,100
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
Series 2009B
5.00%, 5/15/21-5/15/22	7,310	8,584,392
San Diego Cnty CA Wtr Auth
Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,697,030
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
5.00%, 7/01/27	2,000	2,257,740
San Francisco City & Cnty CA Pub Util Wtr
Series 2011A
5.00%, 11/01/24	5,385	6,424,251
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	566,470
Series 2011G
5.00%, 5/01/24	2,470	2,835,264
Series 20122
5.00%, 5/01/27	1,270	1,445,984
NATL Series 2006-32F
5.25%, 5/01/18	675	784,674
San Francisco City/Cnty CA GO
5.00%, 6/15/15	2,015	2,108,335
Santa Rosa CA HSD GO
4.00%, 8/01/15	2,500	2,600,000
South Placer CA Wstwtr Auth
Series 2011C
5.25%, 11/01/22-11/01/24	8,675	10,009,406
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.00%, 7/01/23	5,190	6,126,484
Univ of California
Series 2010U
5.00%, 5/15/18	2,555	2,956,416
Series 2012G
5.00%, 5/15/23	7,400	8,835,970
Series 2013A
5.00%, 5/15/48	6,000	7,287,180
Upper Santa Clara Vy CA Jt Pwr
Series 2011A
5.00%, 8/01/25	1,790	2,093,799
Vista CA USD GO
5.00%, 8/01/23-8/01/25	4,240	5,024,127

		258,982,551

Colorado - 0.4%
Plaza Met Dist #1 CO
5.00%, 12/01/22	690	743,958

	Principal Amount (000)	U.S. $ Value
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/22	$1,150	$1,254,834

		1,998,792

Florida - 0.9%
Citizens Ppty Ins Corp. FL
Series 2010A-1
5.00%, 6/01/16	580	629,810
Series 2011A-1
5.00%, 6/01/19	2,035	2,356,347
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/17	150	169,176
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,500	1,634,100

		4,789,433

Illinois - 1.8%
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2011B
5.00%, 1/01/19	4,390	5,080,239
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	550	574,750
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	230	164,250
Illinois GO
5.00%, 8/01/15-8/01/23	2,870	3,143,604
Series 2010
5.00%, 1/01/18	160	178,243

		9,141,086

Michigan - 0.5%
Michigan Finance Authority (Public Lighting Authority)
5.00%, 7/01/25 (a)	2,175	2,430,628

New Jersey - 1.7%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	2,700	2,920,617
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 12/15/19	5,000	5,773,600

		8,694,217

New York - 0.6%
Nassau Cnty NY GO
Series 2014A
2.00%, 2/02/15 (a)	2,870	2,897,007

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 1.4%
Puerto Rico Elec Pwr Auth
Series 2007V V
5.50%, 7/01/20	$1,150	$510,106
Series 2010AAA
5.25%, 7/01/21	2,400	1,064,496
Series 2010ZZ
5.25%, 7/01/22	1,215	538,877
Puerto Rico GO
NATL
6.00%, 7/01/14	1,000	1,000,000
6.50%, 7/01/15	2,860	2,967,078
Puerto Rico IND Tour Ed Med Envrn Auth (Inter American Univ of Puerto Rico)
5.00%, 10/01/19	1,000	1,040,110

		7,120,667

Texas - 0.6%
Spring Branch TX ISD GO
3.00%, 6/15/41	3,020	3,101,087

Washington - 0.5%
Port of Seattle WA
Series 2010C
5.00%, 2/01/18	2,405	2,713,273

Total Long-Term Municipal Bonds (cost $293,573,458)		301,868,741

Short-Term Municipal Notes - 1.5%
California - 1.5%
California Hlth Facs Fin Auth (St. Joseph Health Sys)
Series 2011B
0.04%, 7/01/41 (b)	5,955	5,955,000
California Mun Fin Auth (Chevron USA, Inc.)
Series 2010B
0.01%, 11/01/35 (b)	1,850	1,850,000

Total Short-Term Municipal Notes (cost $7,805,000)		7,805,000

Total Municipal Obligations (cost $301,378,458)		309,673,741

	Shares
INVESTMENT COMPANIES - 20.4%
Funds and Investment Trusts - 20.4%
iShares MSCI EAFE ETF	34,717	2,373,601
SPDR S&P 500 ETF Trust	525,453	102,841,661

Total Investment Companies (cost $101,217,519)		105,215,262

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 1.8%
Financial Institutions - 1.5%
Banking - 1.5%
Bank of America Corp.
1.50%, 10/09/15	$3,000	$3,027,624
JPMorgan Chase & Co.
3.15%, 7/05/16	3,115	3,246,917
Morgan Stanley
1.75%, 2/25/16	1,559	1,581,141

		7,855,682

Industrial - 0.3%
Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	677	710,932

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	760	764,249

		1,475,181

Total Corporates - Investment Grades (cost $9,276,490)		9,330,863

	Shares
SHORT-TERM INVESTMENTS - 16.7%
Investment Companies - 15.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (c)(d) (cost $81,724,110)	81,724,110	81,724,110

	Principal Amount (000)
U.S. Treasury Bills - 0.8%
U.S. Treasury Bill
Zero Coupon, 9/25/14 (cost $4,099,745)	$4,100	4,099,745

Total Short-Term Investments (cost $85,823,855)		85,823,855

Total Investments - 99.0% (cost $497,696,322) (e)		510,043,721
Other assets less liabilities - 1.0% (f)		5,231,575

Net Assets - 100.0%+		$515,275,296

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	515	September 2014	$23,026,247	$22,791,729	$(234,518)
FTSE 100 Index Futures	38	September 2014	4,359,903	4,364,378	4,475
Russell 2000 Mini Futures	20	September 2014	2,339,269	2,380,600	41,331
SPI 200 Futures	14	September 2014	1,767,028	1,766,993	(35)
TOPIX Index Futures	99	September 2014	12,080,453	12,337,743	257,290
Sold Contracts
Hang Seng Index Futures	14	July 2014	2,054,373	2,086,705	(32,332)
U.S. Long Bond (CBT) Futures	43	September 2014	5,855,344	5,899,062	(43,718)
U.S. T-Note 5 Yr (CBT) Futures	59	September 2014	7,056,868	7,048,195	8,673
U.S. T-Note 10 Yr (CBT) Futures	137	September 2014	17,123,733	17,148,547	(24,814)
U.S. Ultra Bond (CBT) Futures	8	September 2014	1,178,746	1,199,500	(20,754)

					$(44,402)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	EUR	372	USD$	509	8/14/14	$(166)
Barclays Bank PLC	JPY	99,243	USD	968	8/14/14	(11,745)
BNP Paribas SA	AUD	700	USD	653	8/14/14	(4,688)
BNP Paribas SA	USD	2,291	AUD	2,492	8/14/14	51,567
Credit Suisse International	USD	4,315	GBP	2,569	8/14/14	79,795
Royal Bank of Scotland PLC	JPY	116,063	USD	1,132	8/14/14	(14,269)
Royal Bank of Scotland PLC	USD	532	JPY	54,382	8/14/14	5,000
State Street Bank & Trust Co.	JPY	4,885	USD	48	8/14/14	(58)
State Street Bank & Trust Co.	USD	1,978	CHF	1,735	8/14/14	(20,940)
State Street Bank & Trust Co.	USD	5,752	EUR	4,149	8/14/14	(69,487)

						$15,009

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$14,980	11/04/18	3 Month LIBOR	1.453%	$(1,503)
Citigroup Global Markets, Inc./(CME Group)	$6,980	11/01/23	3 Month LIBOR	2.617%	$77,651

					$76,148

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	13,740	0.46%	$4,790	10/15/14	Bank of America, NA	$280,916
Receive	MSCI AC Far East Ex Japan Index	16,497	0.40%	5,750	11/17/14	Bank of America, NA	339,806
Receive	MSCI AC Far East Ex Japan Index	939	0.35%	336	12/15/14	Bank of America, NA	10,478
Receive	SPDR S&P 500 ETF Trust	60,762	0.42%	11,341	6/15/15	Bank of America, NA	544,876
Receive	MSCI Daily TR Gross EAFE	2,738	0.20%	14,315	5/06/15	Citibank, NA	367,816
Receive	Russell 2000 Total Return Index	818	1.00%	4,301	8/28/14	Goldman Sachs International	271,141
Receive	Standard and Poor’s Midcap 400 Index	2,191	1.00%	4,190	8/25/14	Goldman Sachs International	204,665
Receive	Standard and Poor’s Midcap 400 Index	330	0.35%	651	9/10/14	Goldman Sachs International	10,970
Receive	Standard and Poor’s Midcap 400 Index	1,584	0.37%	3,125	3/16/15	Goldman Sachs International	51,143
Receive	Russell 2000 Total Return Index	154	1.00%	839	9/10/14	UBS AG	21,745

							$2,103,556

+	The fund’s portfolio breakdown excludes derivative exposure and is expressed as approximate percentages of the fund’s total net assets, based on the Adviser’s internal classification.
(a)	When-Issued or delayed delivery security.
(b)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,542,258 and gross unrealized depreciation of investments was $(3,194,859) resulting in net unrealized appreciation of $12,347,399.
(f)	An amount of U.S. $3,298,970 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2014.

As of June 30, 2014, the Fund held 2.7% of net assets in insured bonds (of this amount 12.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviation:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AC	-	All Country
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
CCD	-	Community College District
CDA	-	Community Development Authority
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
EDA	-	Economic Development Agency
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
HSD	-	High School District
ISD	-	Independent School District
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MTA	-	Metropolitan Transportation Authority
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$299,435,533		$2,433,208		$301,868,741
Short-Term Municipal Notes		– 0	–	7,805,000		– 0	–	7,805,000
Investment Companies		105,215,262		– 0	–	– 0	–	105,215,262
Corporates - Investment Grades		– 0	–	9,330,863		– 0	–	9,330,863
Short-Term Investments:
Investment Companies		81,724,110		– 0	–	– 0	–	81,724,110
U.S. Treasury Bills		– 0	–	4,099,745		– 0	–	4,099,745

Total Investments in Securities		186,939,372		320,671,141		2,433,208		510,043,721
Other Financial Instruments* :
Assets:
Futures		50,004		261,765		– 0	–	311,769
Forward Currency Exchange Contracts		– 0	–	136,362		– 0	–	136,362
Centrally Cleared Interest Rate Swaps		– 0	–	77,651		– 0	–	77,651
Total Return Swaps		– 0	–	2,103,556		– 0	–	2,103,556
Liabilities:
Futures		(89,286)		(266,885)		– 0	–	(356,171)
Forward Currency Exchange Contracts		– 0	–	(121,353)		– 0	–	(121,353)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,503)		– 0	–	(1,503)

Total^		$186,900,090		$322,860,734		$2,433,208		$512,194,032

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Local-Term Municipal Bonds		Total
Balance as of 9/30/13	$4,919,738		$4,919,738
Accrued discounts/(premiums)	(3,918)		(3,918)
Realized gain (loss)	473		473
Change in unrealized appreciation/depreciation	(22,624)		(22,624)
Purchases	– 0	–	– 0	–
Sales	(180,000)		(180,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(2,280,461)		(2,280,461)

Balance as of 6/30/14	$2,433,208		$2,433,208	+

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$(22,462)		$(22,462)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 61.7%
Long-Term Municipal Bonds - 61.7%
New York - 49.2%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$4,018,451
Brookhaven NY GO
3.00%, 3/15/15	1,425	1,453,700
Central Islip NY UFSD GO
4.00%, 7/15/15	700	727,664
5.00%, 7/15/19	750	880,380
Hempstead NY Local Dev Corp. (Hofstra Univ)
5.00%, 7/01/21	700	815,073
Hempstead Town NY GO
4.00%, 8/15/15	2,570	2,680,639
Long Island Pwr Auth NY
Series 20102
5.00%, 5/01/15 (Pre-refunded/ETM)	2,780	2,892,201
NATL Series 2006A
5.00%, 12/01/19 (Pre-refunded/ETM)	1,335	1,454,750
Metropolitan Trnsp Auth NY
Series 2010B
5.00%, 11/15/15	130	138,419
Series 2011B-1
5.00%, 11/15/15	1,400	1,490,664
Series 2011C
5.00%, 11/15/25	6,505	7,432,808
Series 2012F
5.00%, 11/15/25	1,000	1,151,770
AMBAC Series 2005A
5.50%, 11/15/16	1,730	1,933,690
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	9,840	11,605,891
Nassau Cnty NY GO
Series 2011A
5.00%, 4/01/20	2,050	2,372,465
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
Series 2012A
5.00%, 11/15/16	9,035	10,003,913
Nassau Health Care Corp.
2.25%, 1/15/15	3,955	3,971,453
New York NY GO
Series 2004G
5.00%, 8/01/14	1,000	1,004,090
Series 2010B
5.00%, 8/01/16-8/01/19	5,875	6,533,804
Series 2010H-2
5.00%, 6/01/19	1,220	1,423,947
Series 2012I
5.00%, 8/01/16	2,430	2,663,183
Series 2014J
5.00%, 8/01/27 (a)	1,085	1,264,285
AMBAC Series 2011H4
5.00%, 8/01/15	2,860	3,009,950

	Principal Amount (000)	U.S. $ Value
New York NY Mun Wtr Fin Auth
Series 2010FF
5.00%, 6/15/25	$500	$578,275
Series 2011GG
5.00%, 6/15/26	8,070	9,299,626
New York NY Tmsl Fin Auth
Series 2011B
5.00%, 2/01/21	4,110	4,885,886
New York NY Trnsl Fin Auth
Series 2009B
5.00%, 11/01/18	4,525	5,268,774
Series 2010I-2
5.00%, 11/01/19	2,000	2,361,600
Series 2012F-1
5.00%, 5/01/15	2,500	2,600,900
Series 2012S
5.00%, 5/01/19	1,000	1,172,060
Series 2014B
5.00%, 11/01/26	4,000	4,736,240
Series 2014C
5.00%, 11/01/17	3,340	3,809,203
New York St Dormitory Auth (Fordham Univ)
Series 2011B
5.00%, 7/01/41	5,000	5,420,900
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	737,874
New York St Dormitory Auth (New York Dorm Facs)
Series 2013A
5.00%, 7/01/21	1,000	1,182,020
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009A
5.00%, 7/01/24	3,440	3,917,678
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	4,635	5,315,835
Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,785,251
Series 2014A
5.00%, 2/15/28	2,035	2,370,897
New York St Dormitory Auth (State Univ of New York)
Series 2012A
5.00%, 7/01/26	1,965	2,259,062
New York St Loc Gov Asst Corp.
Series 2007A
5.00%, 4/01/16	1,030	1,114,913
Series 2010B
5.00%, 4/01/20	4,045	4,813,954
Series 2012A
5.00%, 4/01/16	3,735	4,042,913

	Principal Amount (000)	U.S. $ Value
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/25	$4,500	$5,243,400
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
5.00%, 4/01/23	1,590	1,847,024
Series 2012A
5.00%, 4/01/20	1,975	2,326,649
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,914,632
New York St UDC (New York St Pers Income Tax)
Series 2011A
5.00%, 3/15/15	3,000	3,102,390
Series 2013C
5.00%, 3/15/20	1,970	2,329,919
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2014C
5.00%, 3/15/29 (a)	3,000	3,476,970
Onondaga Cnty NY GO
4.00%, 5/01/15	2,005	2,069,180
Port Authority of NY & NJ
Series 2012175
4.00%, 12/01/14	2,175	2,209,670
Series 20131
5.00%, 6/01/21-12/01/23	5,015	5,934,841
XLCA
5.00%, 10/01/19	1,000	1,069,890
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	1,340	1,333,930
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2013B
5.00%, 6/01/20	9,650	10,449,792
Triborough Brdg & Tunl Auth NY
Series 2008C
5.00%, 11/15/16	5,000	5,536,200
Troy Res Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,785,504

		193,227,042

Alabama - 0.3%
Jefferson Cnty AL Commn (Jefferson Cnty AL Swr)
Series 2013D
5.00%, 10/01/22	1,000	1,124,090

Arizona - 0.7%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
Series 2010A
5.00%, 7/01/22	2,575	2,942,092

	Principal Amount (000)	U.S. $ Value
Colorado - 1.4%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	$3,150	$3,781,859
Plaza Met Dist #1 CO
5.00%, 12/01/22	600	646,920
Regional Trnsp Dist CO (Denver Transit Partners)
5.375%, 7/15/25	1,100	1,196,943

		5,625,722

District of Columbia - 0.6%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/21	2,100	2,443,917

Florida - 3.2%
Broward Cnty FL Sch Brd COP
Series 2011A
5.00%, 7/01/18	3,500	4,029,025
Citizens Ppty Ins Corp. FL
Series 2010A-1
5.00%, 6/01/16	1,155	1,254,191
Series 2012A-1
5.00%, 6/01/21	2,840	3,337,256
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	170	196,200
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,885	2,053,519
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,710	1,926,623

		12,796,814

Idaho - 0.2%
Idaho Hlth Fac Auth (The Terraces at Boise)
Series 2014
5.25%, 10/01/20	660	663,604

Illinois - 2.1%
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	475	496,375
Illinois GO
5.00%, 8/01/15	2,320	2,434,399
Series 2010
5.00%, 1/01/18	160	178,243
Illinois Sales Tax
4.00%, 6/15/16	2,915	3,118,030
Series 2010
5.00%, 6/15/20	1,685	1,980,650

		8,207,697

	Principal Amount (000)	U.S. $ Value
New Jersey - 0.8%
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	$2,555	$3,077,293

Pennsylvania - 1.2%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.25%, 9/01/23	200	227,060
Pittsburgh-Allegheny PA Sprts-Exhib Auth (Pittsburgh-Allegheny Cnty PA Hotel Tax)
AGM
5.00%, 2/01/24	4,000	4,373,920

		4,600,980

Puerto Rico - 1.3%
Puerto Rico Elec Pwr Auth
Series 2003NN
5.50%, 7/01/20	1,660	736,326
Series 2008WW
5.50%, 7/01/18	1,350	598,887
Series 2010ZZ
5.25%, 7/01/22	705	312,682
Puerto Rico GO
NATL Series 2001A
5.50%, 7/01/16	1,945	2,027,701
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/20	1,715	1,421,306

		5,096,902

Washington - 0.7%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	2,300	2,643,712

Total Municipal Obligations (cost $236,892,236)		242,449,865

	Shares
INVESTMENT COMPANIES - 20.5%
Funds and Investment Trusts - 20.5%
iShares MSCI EAFE ETF	26,507	1,812,283
SPDR S&P 500 ETF Trust	403,247	78,923,503

Total Investment Companies (cost $77,677,325)		80,735,786

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 3.3%
U.S. Treasury - 3.3%
U.S. Treasury Notes
0.75%, 1/15/17 (cost $13,116,868)	$13,100	13,121,497

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 2.3%
Financial Institutions - 2.0%
Banking - 2.0%
Bank of America Corp.
1.50%, 10/09/15	$2,626	$2,650,180
Capital One Financial Corp.
2.125%, 7/15/14	620	620,423
Citigroup, Inc.
2.65%, 3/02/15	1,212	1,229,245
Goldman Sachs Group, Inc. (The)
5.50%, 11/15/14	584	594,927
JPMorgan Chase & Co.
1.35%, 2/15/17	2,645	2,654,395

		7,749,170

Industrial - 0.3%
Consumer Cyclical - Entertainment - 0.1%
Viacom, Inc.
1.25%, 2/27/15	640	643,579

Consumer Non-Cyclical - 0.2%
Actavis, Inc.
1.875%, 10/01/17	665	670,931

		1,314,510

Total Corporates - Investment Grades (cost $8,997,117)		9,063,680

	Shares
SHORT-TERM INVESTMENTS - 11.1%
Investment Companies - 10.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (b)(c) (cost $40,469,733)	40,469,733	40,469,733

	Principal Amount (000)
U.S. Treasury Bills - 0.8%
U.S. Treasury Bill
Zero Coupon, 9/25/14 (cost $2,999,814)	$3,000	2,999,814

Total Short-Term Investments (cost $43,469,547)		43,469,547

U.S. $ Value
Total Investments - 98.9% (cost $380,153,093) (d)	$388,840,375

Other assets less liabilities - 1.1% (e)	4,248,299

Net Assets - 100.0%	$393,088,674

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	379	September 2014	$16,945,530	$16,772,943	$(172,587)
FTSE 100 Index Futures	26	September 2014	2,983,091	2,986,153	3,062
Russell 2000 Mini Futures	15	September 2014	1,754,452	1,785,450	30,998
SPI 200 Futures	9	September 2014	1,135,946	1,135,924	(22)
TOPIX Index Futures	73	September 2014	8,907,809	9,097,527	189,718
Sold Contracts
Hang Seng Index Futures	11	July 2014	1,614,150	1,639,554	(25,404)
U.S. Long Bond (CBT) Futures	48	September 2014	6,536,204	6,585,000	(48,796)
U.S. T-Note 5 Yr (CBT) Futures	69	September 2014	8,252,948	8,242,805	10,143
U.S. T-Note 10 Yr (CBT) Futures	180	September 2014	22,498,335	22,530,937	(32,602)
U.S. Ultra Bond (CBT) Futures	6	September 2014	884,062	899,625	(15,563)

					$(61,053)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	108,432	USD	1,061	8/14/14	$(9,233)
BNP Paribas SA	USD	1,159	AUD	1,261	8/14/14	26,094
Citibank, NA	EUR	320	USD	436	8/14/14	(1,829)
Credit Suisse International	USD	2,782	GBP	1,659	8/14/14	56,412
Royal Bank of Scotland PLC	JPY	90,141	USD	879	8/14/14	(11,082)
Royal Bank of Scotland PLC	USD	399	JPY	40,744	8/14/14	3,746
State Street Bank & Trust Co.	USD	1,345	CHF	1,180	8/14/14	(14,241)
State Street Bank & Trust Co.	USD	3,976	EUR	2,868	8/14/14	(48,033)
State Street Bank & Trust Co.	USD	203	GBP	120	8/14/14	2,011

						$3,845

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$11,110	11/04/18	3 Month LIBOR	1.453%	$(1,115)
Citigroup Global Markets, Inc./(CME Group)	5,470	11/01/23	3 Month LIBOR	2.617%	60,852
Citigroup Global Markets, Inc./(CME Group)	1,670	11/04/43	3 Month LIBOR	3.58%	99,721

					$159,458

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	10,614	0.46%	$3,700	10/15/14	Bank of America, NA	$217,005
Receive	MSCI AC Far East Ex Japan Index	12,767	0.40%	4,450	11/17/14	Bank of America, NA	262,975
Receive	MSCI AC Far East Ex Japan Index	377	0.35%	135	12/15/14	Bank of America, NA	4,207
Receive	SPDR S&P 500 ETF Trust	45,949	0.42%	8,576	6/15/15	Bank of America, NA	412,042
Receive	MSCI Daily TR Net EAFE Index	2,412	0.20%	12,611	5/6/15	Citibank, NA	324,022
Receive	Russell 2000 Total Return Index	647	1.00%	3,402	8/25/14	Goldman Sachs International	214,460
Receive	Standard and Poor’s Midcap 400 Index	1,773	1.00%	3,391	8/25/14	Goldman Sachs International	165,619
Receive	Standard and Poor’s Midcap 400 Index	228	0.35%	450	9/10/14	Goldman Sachs International	7,579
Receive	Standard and Poor’s Midcap 400 Index	1,156	0.37%	2,281	3/16/15	Goldman Sachs International	37,324
Receive	Russell 2000 Total Return Index	108	1.00%	589	9/10/14	UBS AG	15,250

							$1,660,483

(a)	When-Issued or delayed delivery security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,718,229 and gross unrealized depreciation of investments was $(3,030,947), resulting in net unrealized appreciation of $8,687,282.
(e)	An amount of U.S.$2,582,051 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2014.

As of June 30, 2014, the Fund held 6.6% of net assets in insured bonds (of this amount 5.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviation:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AC	-	All Country
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
UDC	-	Urban Development Corporation
UFSD	-	Union Free School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$237,167,888		$5,281,977		$242,449,865
Investment Companies		80,735,786		– 0	–	– 0	–	80,735,786
Governments - Treasuries		– 0	–	13,121,497		– 0	–	13,121,497
Corporates - Investment Grades		– 0	–	9,063,680		– 0	–	9,063,680
Short-Term Investments:
Investment Companies		40,469,733		– 0	–	– 0	–	40,469,733
U.S. Treasury Bills		– 0	–	2,999,814		– 0	–	2,999,814

Total Investments in Securities		121,205,519		262,352,879		5,281,977		388,840,375
Other Financial Instruments* :
Assets:
Futures		41,141		192,780		– 0	–	233,921
Forward Currency Exchange Contracts		– 0	–	88,263		– 0	–	88,263
Centrally Cleared Interest Rate Swaps		– 0	–	160,573		– 0	–	160,573
Total Return Swaps		– 0	–	1,660,483		– 0	–	1,660,483
Liabilities:
Futures		(96,961)		(198,013)		– 0	–	(294,974)
Forward Currency Exchange Contracts		– 0	–	(84,418)		– 0	–	(84,418)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,115)		– 0	–	(1,115)

Total+		$121,149,699		$264,171,432		$5,281,977		$390,603,108

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$700,147		$700,147
Accrued discounts/(premiums)	(19,488)		(19,488)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	35,271		35,271
Purchases	4,646,047		4,646,047
Sales	(80,000)		(80,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$5,281,977		$5,281,977

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$35,408		$35,408

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$5,281,977	Third Party Vendor	Lack of External Credit Rating	$100.42 – 107.82/$101.34

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund, Inc.

By:	/s/ Dianne F. Lob
Dianne F. Lob
President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dianne F. Lob
Dianne F. Lob
President

Date:	August 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2014